UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-21993

          Oppenheimer ETF Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Advisors, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code:  (303) 768-3200

Date of fiscal year end:   June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report	12/31/2017

Oppenheimer
ETF Trust

Revenue Weighted ETFs:
Oppenheimer Large Cap Revenue ETF
Oppenheimer Mid Cap Revenue ETF
Oppenheimer Small Cap Revenue ETF
Oppenheimer Financials Sector Revenue ETF
Oppenheimer Ultra Dividend Revenue ETF
Oppenheimer Emerging Markets Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer Global Revenue ETF

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1     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES UNAUDITED

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2017 to December 31, 2017 (except for Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF and Oppenheimer Global Revenue ETF, which are for the period from July 11, 2017 (commencement of operations) to December 31, 2017).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2     OPPENHEIMER ETF TRUST

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2017	Ending Account Value 12/31/2017	Annualized Expense Ratio for the Six Month Period	Expenses Paid During the Six Month Period
Oppenheimer Large Cap Revenue ETF
Actual	$1,000.00	$1,118.60	0.39%	$2.08	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer Mid Cap Revenue ETF
Actual	$1,000.00	$1,082.50	0.39%	$2.05	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer Small Cap Revenue ETF
Actual	$1,000.00	$1,066.60	0.39%	$2.03	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.9
Oppenheimer Financials Sector Revenue ETF
Actual	$1,000.00	$1,132.20	0.47%	$2.53	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	0.47%	$2.40
Oppenheimer Ultra Dividend Revenue ETF
Actual	$1,000.00	$1,117.70	0.39%	$2.08	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer Emerging Markets Revenue ETF
Actual	$1,000.00	$1,121.00	0.46%	$2.31	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
Oppenheimer International Revenue ETF
Actual	$1,000.00	$1,117.00	0.42%	$2.11	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14
Oppenheimer Global Revenue ETF
Actual	$1,000.00	$1,117.90	0.43%	$2.16	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
[2]	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 174/365 (to reflect the period from July 11, 2017 (commencement of operations) to December 31, 2017).

3     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED

Oppenheimer Large Cap
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.2%
Banks	4.6
Capital Goods	8.0
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.6
Consumer Services	1.4
Diversified Financials	4.9
Energy	8.0
Food & Staples Retailing	9.9
Food, Beverage & Tobacco	3.6
Health Care Equipment & Services	11.9
Household & Personal Products	1.2
Insurance	4.3
Materials	2.8
Media	2.9
Money Market Fund	0.5
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Real Estate	0.8
Retailing	6.9
Semiconductors & Semiconductor Equipment	1.8
Software & Services	5.3
Technology Hardware & Equipment	4.0
Telecommunication Services	2.7
Transportation	3.2
Utilities	2.8
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Oppenheimer Mid Cap
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	1.8%
Banks	2.6
Capital Goods	10.6
Commercial & Professional Services	3.2
Consumer Durables & Apparel	3.8
Consumer Services	2.6
Diversified Financials	1.4
Energy	7.7
Food & Staples Retailing	1.6
Food, Beverage & Tobacco	3.3
Health Care Equipment & Services	7.4
Household & Personal Products	0.9
Insurance	5.8
Materials	9.1
Media	1.8
Money Market Fund	5.4
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Real Estate	2.7
Retailing	8.6
Semiconductors & Semiconductor Equipment	1.4
Software & Services	3.9
Technology Hardware & Equipment	11.8
Telecommunication Services	0.4
Transportation	2.8
Utilities	3.1
Total Investments	105.2
Liabilities in Excess of Other Assets	(5.2)
Net Assets	100.0%

Oppenheimer Small Cap
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.2%
Banks	2.3
Capital Goods	11.2
Commercial & Professional Services	7.0
Consumer Durables & Apparel	4.8
Consumer Services	3.0
Diversified Financials	4.4
Energy	3.6
Food & Staples Retailing	3.5
Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	8.8
Household & Personal Products	0.4
Insurance	2.6
Materials	6.4
Media	1.3
Money Market Fund	9.3
Pharmaceuticals, Biotechnology & Life Sciences	1.1
Real Estate	1.4
Retailing	16.5
Semiconductors & Semiconductor Equipment	1.1
Software & Services	2.8
Technology Hardware & Equipment	7.1
Telecommunication Services	1.7
Transportation	3.3
Utilities	1.1
Total Investments	109.1
Liabilities in Excess of Other Assets	(9.1)
Net Assets	100.0%

Oppenheimer Financials Sector Revenue ETF

Industry	% of Net Assets
Banks	33.3%
Capital Markets	13.0
Consumer Finance	6.3
Diversified Financial Services	16.4
Insurance	30.9
Money Market Fund	0.1
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 †
Net Assets	100.0%

† Less than 0.05%

Oppenheimer Ultra Dividend Revenue ETF

Industry	% of Net Assets
Automobiles & Components	5.0%
Banks	0.8
Capital Goods	4.9
Commercial & Professional Services	0.9
Consumer Durables & Apparel	0.6
Consumer Services	1.2
Diversified Financials	1.4
Energy	8.9
Health Care Equipment & Services	2.4
Insurance	0.9
Materials	0.4
Money Market Fund	3.0
Real Estate	11.7
Retailing	21.1
Technology Hardware & Equipment	2.8
Telecommunication Services	14.4
Utilities	22.3
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

4     OPPENHEIMER ETF TRUST

Oppenheimer Emerging
Markets Revenue ETF

Industry	% of Net Assets
Automobiles & Components	5.1%
Banks	14.4
Capital Goods	9.2
Commercial & Professional Services	0.1
Consumer Durables & Apparel	1.6
Consumer Services	0.4
Diversified Financials	1.3
Energy	16.6
Food & Staples Retailing	3.0
Food, Beverage & Tobacco	4.2
Health Care Equipment & Services	0.5
Household & Personal Products	0.5
Insurance	3.6
Materials	8.7
Media	0.3
Money Market Fund	0.6
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Real Estate	2.7
Retailing	2.1
Semiconductors & Semiconductor Equipment	1.3
Software & Services	2.1
Technology Hardware & Equipment	10.0
Telecommunication Services	5.9
Transportation	1.7
Utilities	3.7
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Oppenheimer International
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	12.0%
Banks	8.2
Capital Goods	12.3
Commercial & Professional Services	1.4
Consumer Durables & Apparel	2.8
Consumer Services	1.0
Diversified Financials	3.0
Energy	7.3
Food & Staples Retailing	4.8
Food, Beverage & Tobacco	3.9
Health Care Equipment & Services	1.5
Household & Personal Products	1.3
Insurance	7.6
Materials	8.2
Media	1.1
Money Market Fund	1.2
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Real Estate	1.5
Retailing	1.3
Semiconductors & Semiconductor Equipment	0.3
Software & Services	1.2
Technology Hardware & Equipment	2.3
Telecommunication Services	4.6
Transportation	3.3
Utilities	6.0
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Oppenheimer Global
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	7.5%
Banks	8.1
Capital Goods	10.2
Commercial & Professional Services	0.8
Consumer Durables & Apparel	2.1
Consumer Services	1.0
Diversified Financials	3.2
Energy	9.8
Food & Staples Retailing	6.4
Food, Beverage & Tobacco	4.0
Health Care Equipment & Services	4.7
Household & Personal Products	1.0
Insurance	5.7
Materials	6.4
Media	1.5
Money Market Fund	0.7
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate	1.6
Retailing	3.3
Semiconductors & Semiconductor Equipment	0.9
Software & Services	2.8
Technology Hardware & Equipment	4.5
Telecommunication Services	4.5
Transportation	2.9
Utilities	4.2
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

5     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Large Cap Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.2%
Aptiv PLC	15,817	$1,341,756
BorgWarner, Inc.	13,873	708,771
Ford Motor Co.	941,459	11,758,823
General Motors Co.	292,243	11,979,041
Goodyear Tire & Rubber Co. (The)	36,274	1,172,013
Harley-Davidson, Inc.	8,303	422,457
Total Automobiles & Components		27,382,861

Banks—4.6%
Bank of America Corp.	260,897	7,701,679
BB&T Corp.	18,445	917,085
Citigroup, Inc.	88,543	6,588,485
Citizens Financial Group, Inc.	11,555	485,079
Comerica, Inc.	2,691	233,606
Fifth Third Bancorp	19,200	582,528
Huntington Bancshares, Inc.	24,544	357,361
JPMorgan Chase & Co.	81,468	8,712,188
KeyCorp	26,169	527,829
M&T Bank Corp.	2,634	450,388
People’s United Financial, Inc.	6,469	120,970
PNC Financial Services Group, Inc. (The)	9,368	1,351,709
Regions Financial Corp.	26,744	462,136
SunTrust Banks, Inc.	11,366	734,130
U.S. Bancorp	32,730	1,753,673
Wells Fargo & Co.	131,487	7,977,316
Zions Bancorporation	4,088	207,793
Total Banks		39,163,955

Capital Goods—8.0%
3M Co.	9,930	2,337,224
A.O. Smith Corp.	3,677	225,327
Acuity Brands, Inc.[1]	1,603	282,128
Allegion PLC	2,181	173,520
AMETEK, Inc.	4,417	320,100
Arconic, Inc.	38,492	1,048,907
Boeing Co. (The)	23,853	7,034,488
Caterpillar, Inc.	21,729	3,424,056
Cummins, Inc.	8,788	1,552,312
Deere & Co.	14,097	2,206,321
Dover Corp.	6,045	610,485
Eaton Corp. PLC	19,806	1,564,872
Emerson Electric Co.	17,396	1,212,327
Fastenal Co.[1]	6,131	335,304
Flowserve Corp.	6,911	291,160
Fluor Corp.	29,828	1,540,616
Capital Goods (Continued)
Fortive Corp.	6,850	$495,598
Fortune Brands Home & Security, Inc.	5,919	405,096
General Dynamics Corp.	12,048	2,451,166
General Electric Co.	518,567	9,048,994
Harris Corp.	3,323	470,703
Honeywell International, Inc.	19,512	2,992,360
Illinois Tool Works, Inc.	6,594	1,100,209
Ingersoll-Rand PLC	12,253	1,092,845
Jacobs Engineering Group, Inc.	11,263	742,908
Johnson Controls International PLC	61,362	2,338,506
L3 Technologies, Inc.	4,358	862,230
Lockheed Martin Corp.	11,856	3,806,369
Masco Corp.	13,725	603,077
Northrop Grumman Corp.	6,352	1,949,492
PACCAR, Inc.	19,714	1,401,271
Parker-Hannifin Corp.	4,984	994,707
Pentair PLC	5,359	378,453
Quanta Services, Inc.[2]	18,184	711,176
Raytheon Co.	10,033	1,884,699
Rockwell Automation, Inc.	2,537	498,140
Rockwell Collins, Inc.	3,891	527,697
Roper Technologies, Inc.	1,313	340,067
Snap-on, Inc.[1]	1,767	307,988
Stanley Black & Decker, Inc.	5,657	959,936
Textron, Inc.	19,640	1,111,428
TransDigm Group, Inc.[1]	991	272,148
United Rentals, Inc.[2]	2,927	503,181
United Technologies Corp.	36,066	4,600,940
W.W. Grainger, Inc.[1]	3,515	830,419
Xylem, Inc.	5,131	349,934
Total Capital Goods		68,190,884

Commercial & Professional Services—0.5%
Cintas Corp.	2,794	435,389
Equifax, Inc.	2,179	256,948
IHS Markit Ltd.[2]	6,007	271,216
Nielsen Holdings PLC[1]	13,405	487,942
Republic Services, Inc.	11,595	783,938
Robert Half International, Inc.	7,307	405,831
Stericycle, Inc.[2]	4,174	283,790
Verisk Analytics, Inc.[1,2]	1,700	163,200
Waste Management, Inc.	12,827	1,106,970
Total Commercial & Professional Services		4,195,224

6     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Durables & Apparel—1.6%
D.R. Horton, Inc.	21,670	$1,106,687
Garmin Ltd.	3,859	229,881
Hanesbrands, Inc.[1]	23,084	482,686
Hasbro, Inc.	4,179	379,829
Leggett & Platt, Inc.	6,397	305,329
Lennar Corp., Class A	15,355	971,050
Mattel, Inc.[1]	25,081	385,746
Michael Kors Holdings Ltd.[2]	5,665	356,612
Mohawk Industries, Inc.[2]	2,586	713,477
Newell Brands, Inc.	38,134	1,178,341
NIKE, Inc., Class B	40,733	2,547,849
PulteGroup, Inc.	19,028	632,681
PVH Corp.	4,857	666,429
Ralph Lauren Corp.	5,011	519,590
Tapestry, Inc.	8,588	379,847
Under Armour, Inc., Class A1,2	12,513	180,563
Under Armour, Inc., Class C1,2	14,200	189,144
VF Corp.	12,312	911,088
Whirlpool Corp.	9,725	1,640,024
Total Consumer Durables & Apparel		13,776,853

Consumer Services—1.4%
Carnival Corp.	20,069	1,331,980
Chipotle Mexican Grill, Inc.[1,2]	1,055	304,927
Darden Restaurants, Inc.	6,463	620,577
H&R Block, Inc.	8,551	224,207
Hilton Worldwide Holdings, Inc.	9,766	779,913
Marriott International, Inc., Class A	13,410	1,820,139
McDonald’s Corp.	10,387	1,787,810
MGM Resorts International	24,569	820,359
Norwegian Cruise Line Holdings Ltd.[2]	7,596	404,487
Royal Caribbean Cruises Ltd.	5,374	641,011
Starbucks Corp.	28,820	1,655,133
Wyndham Worldwide Corp.	3,938	456,296
Wynn Resorts Ltd.	2,750	463,622
Yum! Brands, Inc.	5,906	481,989
Total Consumer Services		11,792,450

Diversified Financials—4.9%
Affiliated Managers Group, Inc.	900	184,725
American Express Co.	27,109	2,692,195
Ameriprise Financial, Inc.	5,526	936,491
Diversified Financials (Continued)
Bank of New York Mellon Corp. (The)	22,994	$1,238,457
Berkshire Hathaway, Inc., Class B2	92,791	18,393,032
BlackRock, Inc.	1,805	927,247
Capital One Financial Corp.	23,711	2,361,141
CBOE Global Markets, Inc.	1,075	133,934
Charles Schwab Corp. (The)	13,103	673,101
CME Group, Inc.	1,939	283,191
Discover Financial Services	11,614	893,349
E*TRADE Financial Corp.[2]	3,662	181,525
Franklin Resources, Inc.	11,441	495,739
Goldman Sachs Group, Inc. (The)	12,069	3,074,699
Intercontinental Exchange, Inc.	6,579	464,214
Invesco Ltd.	10,429	381,076
Leucadia National Corp.	37,513	993,719
Moody’s Corp.	2,041	301,272
Morgan Stanley	61,177	3,209,957
Nasdaq, Inc.	3,831	294,336
Navient Corp.	30,142	401,491
Northern Trust Corp.	4,293	428,828
Raymond James Financial, Inc.	5,710	509,903
S&P Global, Inc.	2,672	452,637
State Street Corp.	8,272	807,430
Synchrony Financial	27,748	1,071,350
T. Rowe Price Group, Inc.	3,527	370,088
Total Diversified Financials		42,155,127

Energy—8.0%
Anadarko Petroleum Corp.	20,383	1,093,344
Andeavor	21,380	2,444,589
Apache Corp.[1]	10,972	463,238
Baker Hughes a GE Co.	31,441	994,793
Cabot Oil & Gas Corp.	4,612	131,903
Chesapeake Energy Corp.[1,2]	200,139	792,550
Chevron Corp.	82,016	10,267,583
Cimarex Energy Co.	1,183	144,338
Concho Resources, Inc.[2]	1,289	193,634
ConocoPhillips	41,023	2,251,753
Devon Energy Corp.	25,578	1,058,929
EOG Resources, Inc.	7,808	842,561
EQT Corp.	3,529	200,871
Exxon Mobil Corp.	206,609	17,280,777
Halliburton Co.	31,999	1,563,791
Helmerich & Payne, Inc.[1]	2,387	154,296
Hess Corp.	9,128	433,306
Kinder Morgan, Inc.	57,534	1,039,639

7     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Large Cap Revenue ETF

	Shares	Value
Energy (Continued)
Marathon Oil Corp.	21,315	$360,863
Marathon Petroleum Corp.	74,201	4,895,782
National Oilwell Varco, Inc.	16,496	594,186
Newfield Exploration Co.[2]	4,409	139,016
Noble Energy, Inc.	11,180	325,785
Occidental Petroleum Corp.	12,888	949,330
ONEOK, Inc.	15,942	852,100
Phillips 66	63,412	6,414,124
Pioneer Natural Resources Co.	2,622	453,213
Range Resources Corp.	12,662	216,014
Schlumberger Ltd.	35,534	2,394,636
TechnipFMC PLC	43,931	1,375,480
Valero Energy Corp.	76,908	7,068,614
Williams Cos., Inc. (The)	21,068	642,363
Total Energy		68,033,401

Food & Staples Retailing—9.9%
Costco Wholesale Corp.	51,396	9,565,824
CVS Health Corp.	191,523	13,885,418
Kroger Co. (The)	342,415	9,399,292
Sysco Corp.	69,676	4,231,423
Walgreens Boots Alliance, Inc.	126,133	9,159,778
Wal-Mart Stores, Inc.	387,047	38,220,891
Total Food & Staples Retailing		84,462,626

Food, Beverage & Tobacco—3.6%
Altria Group, Inc.	20,677	1,476,544
Archer-Daniels-Midland Co.	116,596	4,673,168
Brown-Forman Corp., Class B	3,548	243,641
Campbell Soup Co.	12,284	590,983
Coca-Cola Co. (The)	61,701	2,830,842
Conagra Brands, Inc.	15,874	597,973
Constellation Brands, Inc., Class A	2,578	589,253
Dr Pepper Snapple Group, Inc.	5,412	525,289
General Mills, Inc.	20,996	1,244,853
Hershey Co. (The)	5,108	579,809
Hormel Foods Corp.	19,205	698,870
JM Smucker Co. (The)	4,751	590,264
Kellogg Co.	14,911	1,013,650
Kraft Heinz Co. (The)	25,308	1,967,950
McCormick & Co., Inc.	3,468	353,424
Molson Coors Brewing Co., Class B	10,325	847,373
Food, Beverage & Tobacco (Continued)
Mondelez International, Inc., Class A	45,634	$1,953,135
Monster Beverage Corp.[2]	4,009	253,730
PepsiCo, Inc.	40,967	4,912,763
Philip Morris International, Inc.	19,313	2,040,418
Tyson Foods, Inc., Class A	35,338	2,864,852
Total Food, Beverage & Tobacco		30,848,784

Health Care Equipment & Services—11.9%
Abbott Laboratories	34,962	1,995,281
Aetna, Inc.	26,270	4,738,845
Align Technology, Inc.[2]	442	98,208
AmerisourceBergen Corp.	126,180	11,585,848
Anthem, Inc.	30,321	6,822,528
Baxter International, Inc.	12,345	797,981
Becton Dickinson and Co.	4,687	1,003,274
Boston Scientific Corp.[2]	26,305	652,101
Cardinal Health, Inc.	158,645	9,720,179
Centene Corp.[2]	38,509	3,884,788
Cerner Corp.[2]	5,591	376,778
Cigna Corp.	15,119	3,070,518
Cooper Cos., Inc. (The)	720	156,874
Danaher Corp.	14,502	1,346,076
DaVita, Inc.[2]	16,352	1,181,432
DENTSPLY SIRONA, Inc.	4,521	297,617
Edwards Lifesciences Corp.[2]	2,199	247,849
Envision Healthcare Corp.[2]	16,285	562,810
Express Scripts Holding Co.[2]	106,999	7,986,405
HCA Healthcare, Inc.[2]	37,189	3,266,682
Henry Schein, Inc.[2]	13,547	946,664
Hologic, Inc.[2]	5,368	229,482
Humana, Inc.	15,977	3,963,414
IDEXX Laboratories, Inc.[2]	918	143,557
Intuitive Surgical, Inc.[2]	617	225,168
Laboratory Corp. of America Holdings[2]	4,937	787,501
McKesson Corp.	95,331	14,866,869
Medtronic PLC	27,660	2,233,545
Patterson Cos., Inc.	11,842	427,852
Quest Diagnostics, Inc.	6,019	592,811
ResMed, Inc.	1,914	162,097
Stryker Corp.	6,060	938,330
UnitedHealth Group, Inc.	68,059	15,004,287
Universal Health Services, Inc., Class B	6,888	780,755

8     OPPENHEIMER ETF TRUST

	Shares	Value
Health Care Equipment & Services (Continued)
Varian Medical Systems, Inc.[1,2]	1,927	$214,186
Zimmer Biomet Holdings, Inc.	5,238	632,069
Total Health Care Equipment & Services		101,940,661

Household & Personal Products—1.2%
Church & Dwight Co., Inc.	5,791	290,534
Clorox Co. (The)	3,150	468,531
Colgate-Palmolive Co.	15,957	1,203,956
Coty, Inc., Class A	34,448	685,171
Estee Lauder Cos., Inc., (The), Class A	7,332	932,924
Kimberly-Clark Corp.	11,888	1,434,406
Procter & Gamble Co. (The)	54,703	5,026,111
Total Household & Personal Products		10,041,633

Insurance—4.3%
Aflac, Inc.	19,250	1,689,765
Allstate Corp. (The)	27,710	2,901,514
American International Group, Inc.	68,179	4,062,105
Aon PLC	5,835	781,890
Arthur J. Gallagher & Co.	7,082	448,149
Assurant, Inc.	4,909	495,024
Brighthouse Financial, Inc.[2]	8,538	500,668
Chubb Ltd.	16,696	2,439,786
Cincinnati Financial Corp.	5,865	439,699
Everest Re Group Ltd.	2,198	486,330
Hartford Financial Services Group, Inc. (The)	25,386	1,428,724
Lincoln National Corp.	13,908	1,069,108
Loews Corp.	20,329	1,017,060
Marsh & McLennan Cos., Inc.	12,588	1,024,537
MetLife, Inc.	102,466	5,180,681
Principal Financial Group, Inc.	15,813	1,115,765
Progressive Corp. (The)	35,525	2,000,768
Prudential Financial, Inc.	39,308	4,519,634
Torchmark Corp.	3,503	317,757
Travelers Cos., Inc. (The)	16,331	2,215,137
Unum Group	15,687	861,059
Willis Towers Watson PLC	3,998	602,459
XL Group Ltd.	23,667	832,132
Total Insurance		36,429,751

Materials—2.8%
Air Products & Chemicals, Inc.	3,861	633,513
Albemarle Corp.	1,714	219,203
Avery Dennison Corp.	4,309	494,932
Materials (Continued)
Ball Corp.	21,326	$807,189
CF Industries Holdings, Inc.	7,240	307,990
DowDuPont, Inc.	60,039	4,275,977
Eastman Chemical Co.	7,685	711,938
Ecolab, Inc.	7,682	1,030,771
FMC Corp.	2,342	221,694
Freeport-McMoRan, Inc.[2]	69,809	1,323,579
International Flavors & Fragrances, Inc.	1,655	252,569
International Paper Co.	30,616	1,773,891
LyondellBasell Industries NV, Class A	23,584	2,601,787
Martin Marietta Materials, Inc.	1,452	320,950
Monsanto Co.	9,491	1,108,359
Mosaic Co. (The)	22,280	571,705
Newmont Mining Corp.	15,430	578,934
Nucor Corp.	23,684	1,505,829
Packaging Corp. of America	4,083	492,206
PPG Industries, Inc.	9,651	1,127,430
Praxair, Inc.	5,640	872,395
Sealed Air Corp.	7,904	389,667
Sherwin-Williams Co. (The)	2,613	1,071,434
Vulcan Materials Co.	2,355	302,311
WestRock Co.	17,704	1,119,070
Total Materials		24,115,323

Media—2.9%
CBS Corp., Class B	16,397	967,423
Charter Communications, Inc., Class A2	9,604	3,226,560
Comcast Corp., Class A	161,988	6,487,619
Discovery Communications, Inc., Class A1,2	12,434	278,273
Discovery Communications, Inc., Class C1,2	13,111	277,560
DISH Network Corp., Class A2	22,875	1,092,281
Interpublic Group of Cos., Inc. (The)	29,630	597,341
News Corp., Class A	19,308	312,983
News Corp., Class B	19,050	316,230
Omnicom Group, Inc.	15,905	1,158,361
Scripps Networks Interactive, Inc., Class A	3,281	280,132
Time Warner, Inc.	25,981	2,376,482
Twenty-First Century Fox, Inc., Class A	32,107	1,108,655

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Large Cap Revenue ETF

	Shares	Value
Media (Continued)
Twenty-First Century Fox, Inc., Class B	32,454	$1,107,330
Viacom, Inc., Class B	33,728	1,039,160
Walt Disney Co. (The)	37,859	4,070,221
Total Media		24,696,611

Pharmaceuticals, Biotechnology & Life Sciences—3.5%
AbbVie, Inc.	21,459	2,075,300
Agilent Technologies, Inc.	5,047	337,998
Alexion Pharmaceuticals, Inc.[2]	2,317	277,090
Allergan PLC	6,953	1,137,372
Amgen, Inc.	9,869	1,716,219
Biogen, Inc.[2]	2,503	797,381
Bristol-Myers Squibb Co.	24,822	1,521,092
Celgene Corp.[2]	8,715	909,497
Eli Lilly & Co.	19,582	1,653,896
Gilead Sciences, Inc.	27,446	1,966,231
Illumina, Inc.[2]	926	202,322
Incyte Corp.[2]	1,108	104,939
IQVIA Holdings, Inc.[2]	7,125	697,537
Johnson & Johnson	39,886	5,572,872
Merck & Co., Inc.	53,358	3,002,455
Mettler-Toledo International, Inc.[2]	326	201,964
Mylan NV2	22,715	961,072
PerkinElmer, Inc.	2,344	171,393
Perrigo Co. PLC[1]	4,446	387,513
Pfizer, Inc.	108,721	3,937,875
Regeneron Pharmaceuticals, Inc.[2]	1,093	410,924
Thermo Fisher Scientific, Inc.	7,931	1,505,938
Vertex Pharmaceuticals, Inc.[2]	1,215	182,080
Waters Corp.[2]	874	168,848
Zoetis, Inc.	5,432	391,321
Total Pharmaceuticals, Biotechnology & Life Sciences		30,291,129

Real Estate—0.8%
Alexandria Real Estate Equities, Inc.	620	80,966
American Tower Corp.	3,464	494,209
Apartment Investment & Management Co., Class A	1,743	76,186
AvalonBay Communities, Inc.	888	158,428
Real Estate (Continued)
Boston Properties, Inc.	1,603	$208,438
CBRE Group, Inc., Class A2	24,290	1,052,000
Crown Castle International Corp.	2,854	316,822
Digital Realty Trust, Inc.	1,524	173,584
Duke Realty Corp.	2,310	62,855
Equinix, Inc.	701	317,707
Equity Residential	2,838	180,979
Essex Property Trust, Inc.	420	101,375
Extra Space Storage, Inc.	943	82,465
Federal Realty Investment Trust	486	64,546
GGP, Inc.	7,555	176,711
HCP, Inc.	5,521	143,988
Host Hotels & Resorts, Inc.	20,762	412,126
Iron Mountain, Inc.	7,567	285,503
Kimco Realty Corp.	4,919	89,280
Macerich Co. (The)[1]	1,154	75,795
Mid-America Apartment Communities, Inc.	1,085	109,108
Prologis, Inc.	3,054	197,013
Public Storage	954	199,386
Realty Income Corp.	1,624	92,600
Regency Centers Corp.	972	67,243
SBA Communications Corp.[2]	788	128,728
Simon Property Group, Inc.	2,544	436,907
SL Green Realty Corp.	1,107	111,729
UDR, Inc.	1,932	74,421
Ventas, Inc.	3,711	222,697
Vornado Realty Trust	2,399	187,554
Welltower, Inc.	4,948	315,534
Weyerhaeuser Co.	14,938	526,714
Total Real Estate		7,223,597

Retailing—6.9%
Advance Auto Parts, Inc.	7,039	701,718
Amazon.com, Inc.[2]	10,484	12,260,724
AutoZone, Inc.[2]	1,181	840,128
Best Buy Co., Inc.	47,026	3,219,870
CarMax, Inc.[2]	18,935	1,214,302
Dollar General Corp.	19,032	1,770,166
Dollar Tree, Inc.[2]	15,359	1,648,174
Expedia, Inc.	6,296	754,072
Foot Locker, Inc.	13,014	610,096
Gap, Inc. (The)	35,656	1,214,443
Genuine Parts Co.	13,049	1,239,786
Home Depot, Inc. (The)	40,741	7,721,642
Kohl’s Corp.	27,764	1,505,642
L Brands, Inc.	15,973	961,894

10     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (Continued)
LKQ Corp.[2]	18,005	$732,263
Lowe’s Cos., Inc.	60,203	5,595,267
Macy’s, Inc.[1]	78,266	1,971,521
Netflix, Inc.[2]	4,405	845,584
Nordstrom, Inc.	24,838	1,176,824
O’Reilly Automotive, Inc.[2]	2,780	668,701
Priceline Group, Inc. (The)[2]	534	927,953
Ross Stores, Inc.	13,277	1,065,479
Signet Jewelers Ltd.[1]	8,895	503,012
Target Corp.	85,032	5,548,338
Tiffany & Co.	3,173	329,833
TJX Cos., Inc. (The)	35,135	2,686,422
Tractor Supply Co.	8,141	608,540
TripAdvisor, Inc.[1,2]	3,423	117,957
Ulta Beauty, Inc.[2]	1,893	423,388
Total Retailing		58,863,739

Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc.[1,2]	37,510	385,603
Analog Devices, Inc.	4,097	364,756
Applied Materials, Inc.	20,386	1,042,132
Broadcom Ltd.	4,898	1,258,296
Intel Corp.	106,946	4,936,628
KLA-Tencor Corp.	2,724	286,211
Lam Research Corp.	3,687	678,666
Microchip Technology, Inc.	3,298	289,828
Micron Technology, Inc.[2]	36,841	1,514,902
NVIDIA Corp.	3,392	656,352
Qorvo, Inc.[1,2]	3,337	222,244
QUALCOMM, Inc.	26,309	1,684,302
Skyworks Solutions, Inc.	2,918	277,064
Texas Instruments, Inc.	11,177	1,167,326
Xilinx, Inc.	2,736	184,461
Total Semiconductors & Semiconductor Equipment		14,948,771

Software & Services—5.3%
Accenture PLC, Class A	18,562	2,841,657
Activision Blizzard, Inc.	8,244	522,010
Adobe Systems, Inc.[2]	2,969	520,288
Akamai Technologies, Inc.[2]	3,296	214,372
Alliance Data Systems Corp.	2,399	608,098
Alphabet, Inc., Class A2	3,737	3,936,556
Alphabet, Inc., Class C2	3,755	3,929,232
ANSYS, Inc.[2]	571	84,274
Autodesk, Inc.[2]	1,408	147,601
Automatic Data Processing, Inc.	8,190	959,786
Software & Services (Continued)
CA, Inc.	9,363	$311,601
Cadence Design Systems, Inc.[2]	3,398	142,104
Citrix Systems, Inc.[2]	2,608	229,504
Cognizant Technology Solutions Corp., Class A	15,465	1,098,324
CSRA, Inc.	12,758	381,719
DXC Technology Co.	12,812	1,215,859
eBay, Inc.[2]	18,682	705,059
Electronic Arts, Inc.[2]	3,577	375,800
Facebook, Inc., Class A2	15,546	2,743,247
Fidelity National Information Services, Inc.	7,506	706,240
Fiserv, Inc.[2]	3,285	430,762
Gartner, Inc.[2]	1,894	233,246
Global Payments, Inc.	3,001	300,820
International Business Machines Corp.	39,382	6,041,986
Intuit, Inc.	2,537	400,288
Mastercard, Inc., Class A	6,029	912,549
Microsoft Corp.	82,567	7,062,781
Oracle Corp.	60,773	2,873,347
Paychex, Inc.	3,545	241,344
PayPal Holdings, Inc.[2]	12,528	922,311
Red Hat, Inc.[2]	1,607	193,001
salesforce.com, Inc.[2]	6,918	707,227
Symantec Corp.	12,229	343,146
Synopsys, Inc.[2]	2,321	197,842
Total System Services, Inc.	4,793	379,078
VeriSign, Inc.[1,2]	785	89,835
Visa, Inc., Class A1	12,408	1,414,760
Western Union Co. (The)	21,567	409,989
Total Software & Services		44,827,643

Technology Hardware & Equipment—4.0%
Amphenol Corp., Class A	5,749	504,762
Apple, Inc.	100,837	17,064,646
Cisco Systems, Inc.	96,386	3,691,584
Corning, Inc.	23,615	755,444
F5 Networks, Inc.[2]	1,234	161,925
FLIR Systems, Inc.	2,878	134,172
Hewlett Packard Enterprise Co.	210,803	3,027,131
HP, Inc.	185,718	3,901,935
Juniper Networks, Inc.	13,611	387,914
Motorola Solutions, Inc.	5,150	465,251
NetApp, Inc.	7,354	406,823
Seagate Technology PLC[1]	19,315	808,140
TE Connectivity Ltd.	10,543	1,002,007

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Large Cap Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Western Digital Corp.	17,914	$1,424,700
Xerox Corp.	26,688	777,955
Total Technology Hardware & Equipment		34,514,389

Telecommunication Services—2.7%
AT&T, Inc.	322,588	12,542,221
CenturyLink, Inc.	75,357	1,256,955
Verizon Communications, Inc.	181,304	9,596,421
Total Telecommunication Services		23,395,597

Transportation—3.2%
Alaska Air Group, Inc.	8,149	599,033
American Airlines Group, Inc.[1]	62,229	3,237,775
C.H. Robinson Worldwide, Inc.[1]	12,507	1,114,249
CSX Corp.	15,384	846,274
Delta Air Lines, Inc.	55,353	3,099,768
Expeditors International of Washington, Inc.	7,880	509,757
FedEx Corp.	19,290	4,813,626
JB Hunt Transport Services, Inc.	4,739	544,890
Kansas City Southern	1,774	186,660
Norfolk Southern Corp.	5,603	811,875
Southwest Airlines Co.	24,948	1,632,846
Union Pacific Corp.	12,327	1,653,051
United Continental Holdings, Inc.[2]	44,944	3,029,226
United Parcel Service, Inc., Class B	41,278	4,918,274
Total Transportation		26,997,304

Utilities—2.8%
AES Corp.	101,514	1,099,397
Alliant Energy Corp.	5,747	244,880
Ameren Corp.	7,675	452,748
American Electric Power Co., Inc.	15,294	1,125,179
American Water Works Co., Inc.	2,843	260,106
CenterPoint Energy, Inc.	24,043	681,859
CMS Energy Corp.	10,023	474,088
Consolidated Edison, Inc.	10,246	870,398
Dominion Energy, Inc.	11,183	906,494
DTE Energy Co.	8,165	893,741
Duke Energy Corp.	19,754	1,661,509
Utilities (Continued)
Edison International	13,149	$831,543
Entergy Corp.	10,220	831,806
Eversource Energy	8,982	567,483
Exelon Corp.	62,175	2,450,317
FirstEnergy Corp.	32,873	1,006,571
NextEra Energy, Inc.	7,748	1,210,160
NiSource, Inc.	13,919	357,301
NRG Energy, Inc.	30,869	879,149
PG&E Corp.	25,604	1,147,827
Pinnacle West Capital Corp.	3,040	258,947
PPL Corp.	16,626	514,575
Public Service Enterprise Group, Inc.	13,038	671,457
SCANA Corp.	7,676	305,351
Sempra Energy	7,370	788,000
Southern Co. (The)	33,397	1,606,062
WEC Energy Group, Inc.	8,522	566,116
Xcel Energy, Inc.	17,170	826,049
Total Utilities		23,489,113

Total Common Stocks (Cost $694,737,509)		851,777,426

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $1,007,718)	1,007,718	1,007,718
Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $3,216,181)	3,216,181	3,216,181
Total Investments—100.3% (Cost $698,961,408)		856,001,325
Liabilities in Excess of Other Assets—(0.3)%		(2,602,188)
Net Assets—100.0%		$853,399,137

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $11,312,571; total value of the collateral held by the Fund was $11,717,666. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,501,485 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

12     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.8%
Cooper Tire & Rubber Co.[1]	23,401	$827,225
Dana, Inc.	60,395	1,933,244
Delphi Technologies PLC[2]	25,716	1,349,319
Gentex Corp.	24,114	505,188
Thor Industries, Inc.	13,484	2,032,309
Total Automobiles & Components		6,647,285

Banks—2.6%
Associated Banc-Corp.	13,425	340,995
BancorpSouth Bank[1]	6,702	210,778
Bank of Hawaii Corp.[1]	2,128	182,370
Bank of the Ozarks	5,749	278,539
Cathay General Bancorp[1]	3,725	157,083
Chemical Financial Corp.[1]	3,920	209,603
Commerce Bancshares, Inc.[1]	6,189	345,594
Cullen/Frost Bankers, Inc.[1]	3,568	337,711
East West Bancorp, Inc.	6,618	402,573
F.N.B. Corp.[1]	22,932	316,920
First Horizon National Corp.	19,774	395,282
Fulton Financial Corp.	12,888	230,695
Hancock Holding Co.	6,216	307,692
Home BancShares, Inc.[1]	6,788	157,821
International Bancshares Corp.	3,964	157,371
MB Financial, Inc.	6,461	287,644
New York Community Bancorp, Inc.	40,019	521,047
PacWest Bancorp	6,761	340,754
Pinnacle Financial Partners, Inc.	2,604	172,645
Prosperity Bancshares, Inc.[1]	3,136	219,740
Signature Bank[2]	3,035	416,584
Sterling Bancorp[1]	6,529	160,613
SVB Financial Group[2]	2,156	504,008
Synovus Financial Corp.	8,088	387,739
TCF Financial Corp.	19,156	392,698
Texas Capital Bancshares, Inc.[1,2]	2,766	245,897
Trustmark Corp.[1]	5,133	163,537
UMB Financial Corp.	3,926	282,358
Umpqua Holdings Corp.	16,968	352,934
United Bankshares, Inc.	5,402	187,720
Valley National Bancorp	22,814	255,973
Washington Federal, Inc.	4,770	163,373
Webster Financial Corp.[1]	5,666	318,203
Wintrust Financial Corp.	4,143	341,259
Total Banks		9,745,753

Capital Goods—10.6%
AECOM[2]	137,521	$5,108,905
AGCO Corp.	29,329	2,094,970
Carlisle Cos., Inc.	9,818	1,115,816
Crane Co.	8,996	802,623
Curtiss-Wright Corp.	5,127	624,725
Donaldson Co., Inc.	13,708	671,007
Dycom Industries, Inc.[1,2]	7,789	867,928
EMCOR Group, Inc.	26,364	2,155,257
EnerSys	9,973	694,420
Esterline Technologies Corp.[2]	7,632	570,110
GATX Corp.	6,475	402,486
Graco, Inc.	9,136	413,130
Granite Construction, Inc.	12,801	811,967
Hubbell, Inc.	7,821	1,058,494
Huntington Ingalls Industries, Inc.	8,645	2,037,627
IDEX Corp.	4,785	631,476
ITT, Inc.	13,287	709,127
KBR, Inc.	66,151	1,311,774
Kennametal, Inc.[1]	12,637	611,757
KLX, Inc.[2]	7,425	506,756
Lennox International, Inc.	5,219	1,086,909
Lincoln Electric Holdings, Inc.	7,527	689,323
MSC Industrial Direct Co., Inc., Class A	8,900	860,274
Nordson Corp.	3,857	564,665
NOW, Inc.[1,2]	67,848	748,363
Orbital ATK, Inc.	9,867	1,297,511
Oshkosh Corp.	21,575	1,960,952
Regal Beloit Corp.	12,231	936,895
Teledyne Technologies, Inc.[2]	3,754	680,037
Terex Corp.	25,622	1,235,493
Timken Co. (The)	16,841	827,735
Toro Co. (The)	10,685	696,983
Trinity Industries, Inc.	29,323	1,098,440
Valmont Industries, Inc.	4,672	774,851
Wabtec Corp.[1]	12,855	1,046,783
Watsco, Inc.	7,183	1,221,397
Woodward, Inc.	7,629	583,924
Total Capital Goods		39,510,890

Commercial & Professional Services—3.2%
Brink’s Co. (The)	11,369	894,740
Clean Harbors, Inc.[2]	15,425	836,035
Copart, Inc.[1,2]	9,160	395,621
Deluxe Corp.	7,170	550,943
Dun & Bradstreet Corp. (The)	4,005	474,232

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
Commercial & Professional Services (Continued)
Herman Miller, Inc.	17,901	$716,935
HNI Corp.	17,231	664,600
ManpowerGroup, Inc.	45,397	5,725,016
MSA Safety, Inc.	4,087	316,824
Pitney Bowes, Inc.	86,762	969,999
Rollins, Inc.[1]	9,944	462,694
Total Commercial & Professional Services		12,007,639

Consumer Durables & Apparel—3.8%
Brunswick Corp.	23,891	1,319,261
CalAtlantic Group, Inc.	33,143	1,868,934
Carter’s, Inc.	8,188	962,008
Deckers Outdoor Corp.[2]	6,743	541,126
Helen of Troy Ltd.[1,2]	4,650	448,027
KB Home[1]	37,427	1,195,793
NVR, Inc.[2]	502	1,761,126
Polaris Industries, Inc.[1]	11,590	1,437,044
Skechers U.S.A., Inc., Class A2	29,063	1,099,744
Tempur Sealy International, Inc.[2]	12,898	808,576
Toll Brothers, Inc.	33,211	1,594,792
TRI Pointe Group, Inc.[2]	38,956	698,091
Tupperware Brands Corp.	9,837	616,780
Total Consumer Durables & Apparel		14,351,302

Consumer Services—2.6%
Adtalem Global Education, Inc.[1,2]	11,004	462,718
Brinker International, Inc.[1]	22,964	891,922
Buffalo Wild Wings, Inc.[2]	3,581	559,889
Cheesecake Factory, Inc. (The)[1]	13,267	639,204
Churchill Downs, Inc.	1,642	382,093
Cracker Barrel Old Country Store, Inc.[1]	4,970	789,683
Domino’s Pizza, Inc.	4,124	779,271
Dunkin’ Brands Group, Inc.	3,876	249,886
Graham Holdings Co., Class B	1,257	701,846
ILG, Inc.	18,004	512,754
International Speedway Corp., Class A	4,546	181,158
Jack in the Box, Inc.	4,321	423,933
Papa John’s International, Inc.[1]	8,472	475,364
Service Corp. International	23,059	860,562
Six Flags Entertainment Corp.	5,658	376,653
Consumer Services (Continued)
Sotheby’s2	5,406	$278,950
Texas Roadhouse, Inc.	11,591	610,614
Wendy’s Co. (The)	22,083	362,603
Total Consumer Services		9,539,103

Diversified Financials—1.4%
Eaton Vance Corp.	7,475	421,515
FactSet Research Systems, Inc.[1]	1,672	322,295
Federated Investors, Inc., Class B1	8,925	322,014
Interactive Brokers Group, Inc., Class A	16,442	973,531
Janus Henderson Group PLC[1]	11,691	447,298
Legg Mason, Inc.	20,449	858,449
MarketAxess Holdings, Inc.	556	112,173
MSCI, Inc.	2,677	338,747
SEI Investments Co.	5,831	419,016
SLM Corp.[2]	34,400	388,720
Stifel Financial Corp.	13,439	800,427
Total Diversified Financials		5,404,185

Energy—7.7%
Callon Petroleum Co.[1,2]	8,319	101,076
CNX Resources Corp.[2]	43,640	638,453
Core Laboratories NV1	1,770	193,904
Diamond Offshore Drilling, Inc.[1,2]	25,518	474,380
Dril-Quip, Inc.[1,2]	2,778	132,511
Energen Corp.[2]	4,146	238,685
Ensco PLC, Class A1	105,949	626,159
Gulfport Energy Corp.[2]	22,150	282,634
HollyFrontier Corp.	76,556	3,921,198
Matador Resources Co.[1,2]	4,804	149,549
Murphy Oil Corp.	19,090	592,744
Nabors Industries Ltd.[1]	124,157	847,992
Oceaneering International, Inc.	28,706	606,845
Patterson-UTI Energy, Inc.[1]	24,408	561,628
PBF Energy, Inc., Class A	168,702	5,980,486
QEP Resources, Inc.[2]	53,944	516,244
Rowan Cos. PLC, Class A2	27,360	428,458
SM Energy Co.[1]	18,737	413,713
Southwestern Energy Co.[2]	170,761	952,846
Superior Energy Services, Inc.[2]	58,049	559,012
Transocean Ltd.[2]	96,680	1,032,542
World Fuel Services Corp.	327,345	9,211,488
WPX Energy, Inc.[2]	24,871	349,935
Total Energy		28,812,482

14     OPPENHEIMER ETF TRUST

	Shares	Value
Food & Staples Retailing—1.6%
Casey’s General Stores, Inc.[1]	20,096	$2,249,546
Sprouts Farmers Market, Inc.[1,2]	52,319	1,273,968
United Natural Foods, Inc.[1,2]	50,421	2,484,243
Total Food & Staples Retailing		6,007,757

Food, Beverage & Tobacco—3.3%
Boston Beer Co., Inc. (The), Class A1,2	1,312	250,723
Dean Foods Co.	190,819	2,205,868
Flowers Foods, Inc.[1]	54,830	1,058,767
Hain Celestial Group, Inc. (The)[2]	19,569	829,530
Ingredion, Inc.	11,552	1,614,970
Lamb Weston Holdings, Inc.	16,038	905,345
Lancaster Colony Corp.	2,605	336,592
Post Holdings, Inc.[1,2]	18,661	1,478,511
Sanderson Farms, Inc.[1]	6,104	847,113
Snyder’s-Lance, Inc.	13,479	675,028
Tootsie Roll Industries, Inc.[1]	3,930	143,052
TreeHouse Foods, Inc.[1,2]	37,776	1,868,401
Total Food, Beverage & Tobacco		12,213,900

Health Care Equipment & Services—7.4%
ABIOMED, Inc.[2]	742	139,058
Acadia Healthcare Co., Inc.[1,2]	24,832	810,268
Allscripts Healthcare Solutions, Inc.[1,2]	32,826	477,618
Globus Medical, Inc., Class A1,2	4,398	180,758
Halyard Health, Inc.[2]	9,466	437,140
HealthSouth Corp.[2]	21,565	1,065,527
Hill-Rom Holdings, Inc.	9,260	780,525
LifePoint Health, Inc.[2]	36,070	1,796,286
LivaNova PLC[2]	4,236	338,541
Masimo Corp.[2]	2,462	208,778
Medidata Solutions, Inc.[1,2]	2,242	142,075
MEDNAX, Inc.[1,2]	18,331	979,609
Molina Healthcare, Inc.[1,2]	71,357	5,471,655
NuVasive, Inc.[2]	4,753	278,003
Owens & Minor, Inc.[1]	136,477	2,576,686
STERIS PLC	8,119	710,169
Teleflex, Inc.	2,295	571,042
Tenet Healthcare Corp.[1,2]	371,482	5,631,667
WellCare Health Plans, Inc.[2]	22,302	4,485,155
Health Care Equipment & Services (Continued)
West Pharmaceutical Services, Inc.	4,419	$436,023
Total Health Care Equipment & Services		27,516,583

Household & Personal Products—0.9%
Avon Products, Inc.[2]	732,585	1,575,058
Edgewell Personal Care Co.[2]	10,584	628,584
Energizer Holdings, Inc.[1]	10,236	491,123
Nu Skin Enterprises, Inc., Class A	8,949	610,590
Total Household & Personal Products		3,305,355

Insurance—5.8%
Alleghany Corp.[2]	3,015	1,797,211
American Financial Group, Inc.	17,700	1,921,158
Aspen Insurance Holdings Ltd.	17,763	721,178
Brown & Brown, Inc.	9,884	508,631
CNO Financial Group, Inc.	47,307	1,168,010
First American Financial Corp.	28,797	1,613,784
Genworth Financial, Inc., Class A2	741,664	2,306,575
Hanover Insurance Group, Inc. (The)	13,871	1,499,178
Kemper Corp.[1]	10,680	735,852
Mercury General Corp.	17,287	923,817
Old Republic International Corp.	82,133	1,756,003
Primerica, Inc.	4,540	461,037
Reinsurance Group of America, Inc.	21,765	3,393,816
RenaissanceRe Holdings Ltd.	4,374	549,331
W.R. Berkley Corp.	30,402	2,178,303
Total Insurance		21,533,884

Materials—9.1%
Allegheny Technologies, Inc.[1,2]	40,815	985,274
AptarGroup, Inc.	7,643	659,438
Ashland Global Holdings, Inc.	16,928	1,205,274
Bemis Co., Inc.[1]	24,019	1,147,868
Cabot Corp.	13,369	823,397
Carpenter Technology Corp.	10,529	536,874
Chemours Co. (The)	34,600	1,732,076
Commercial Metals Co.	65,980	1,406,694

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
Materials (Continued)
Compass Minerals International, Inc.[1]	5,449	$393,690
Domtar Corp.	29,495	1,460,592
Eagle Materials, Inc.	3,337	378,082
Greif, Inc., Class A	15,961	966,917
Louisiana-Pacific Corp.[2]	26,888	706,079
Minerals Technologies, Inc.	6,877	473,481
NewMarket Corp.	1,556	618,339
Olin Corp.	49,617	1,765,373
Owens-Illinois, Inc.[2]	84,184	1,866,359
PolyOne Corp.	21,163	920,591
Reliance Steel & Aluminum Co.	31,617	2,712,422
Royal Gold, Inc.	1,425	117,021
RPM International, Inc.	27,234	1,427,606
Scotts Miracle-Gro Co., (The)[1]	7,887	843,830
Sensient Technologies Corp.	5,107	373,577
Silgan Holdings, Inc.	37,591	1,104,799
Sonoco Products Co.	25,462	1,353,051
Steel Dynamics, Inc.	63,384	2,733,752
United States Steel Corp.[1]	103,358	3,637,168
Valvoline, Inc.	23,562	590,464
Worthington Industries, Inc.	20,735	913,584
Total Materials		33,853,672

Media—1.8%
AMC Networks, Inc., Class A1,2	14,309	773,831
Cable One, Inc.[1]	370	260,239
Cinemark Holdings, Inc.[1]	22,574	786,027
John Wiley & Sons, Inc., Class A	7,449	489,772
Live Nation Entertainment, Inc.[1,2]	62,349	2,654,197
Meredith Corp.	6,788	448,347
New York Times Co., (The), Class A	24,700	456,950
TEGNA, Inc.	54,085	761,517
Total Media		6,630,880

Pharmaceuticals, Biotechnology & Life Sciences—1.5%
Akorn, Inc.[2]	8,077	260,322
Bio-Rad Laboratories, Inc., Class A2	2,342	558,965
Bio-Techne Corp.	1,236	160,124
Bioverativ, Inc.[2]	5,680	306,265
Catalent, Inc.[2]	14,833	609,340
Charles River Laboratories International, Inc.[2]	4,771	522,186
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Endo International PLC[2]	137,767	$1,067,694
INC Research Holdings, Inc., Class A1,2	13,511	589,080
Mallinckrodt PLC[1,2]	39,719	896,061
Prestige Brands Holdings, Inc.[1,2]	5,899	261,974
United Therapeutics Corp.[2]	3,379	499,923
Total Pharmaceuticals, Biotechnology & Life Sciences		5,731,934

Real Estate—2.7%
Alexander & Baldwin, Inc.[1]	2,794	77,505
American Campus Communities, Inc.	4,985	204,534
Camden Property Trust	2,719	250,311
CoreCivic, Inc.	22,772	512,370
CoreSite Realty Corp.	1,096	124,834
Corporate Office Properties Trust	5,400	157,680
Cousins Properties, Inc.	13,763	127,308
CyrusOne, Inc.	2,926	174,185
DCT Industrial Trust, Inc.	1,941	114,092
Douglas Emmett, Inc.	5,197	213,389
Education Realty Trust, Inc.[1]	2,438	85,135
EPR Properties	2,286	149,642
First Industrial Realty Trust, Inc.	3,329	104,764
GEO Group, Inc. (The)	26,793	632,315
Healthcare Realty Trust, Inc.	3,547	113,930
Highwoods Properties, Inc.	3,718	189,283
Hospitality Properties Trust	19,455	580,732
JBG SMITH Properties	4,158	144,407
Jones Lang LaSalle, Inc.	14,250	2,122,252
Kilroy Realty Corp.	2,646	197,524
Lamar Advertising Co., Class A1	5,408	401,490
LaSalle Hotel Properties	11,117	312,054
Liberty Property Trust	4,608	198,190
Life Storage, Inc.[1]	1,642	146,253
Mack-Cali Realty Corp.	8,284	178,603
Medical Properties Trust, Inc.	13,152	181,235
National Retail Properties, Inc.[1]	3,710	160,012
Omega Healthcare Investors, Inc.[1]	9,016	248,301
Potlatch Corp.	3,582	178,742

16     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Quality Care Properties, Inc.[2]	6,745	$93,148
Rayonier, Inc.[1]	7,220	228,369
Sabra Health Care REIT, Inc.	4,319	81,068
Senior Housing Properties Trust	15,266	292,344
Tanger Factory Outlet Centers, Inc.[1]	5,257	139,363
Taubman Centers, Inc.	2,700	176,661
Uniti Group, Inc.	13,431	238,937
Urban Edge Properties[1]	4,218	107,517
Washington Prime Group, Inc.	31,593	224,942
Weingarten Realty Investors	4,845	159,255
Total Real Estate		10,022,676

Retailing—8.6%
Aaron’s, Inc.	25,000	996,250
American Eagle Outfitters, Inc.[1]	58,537	1,100,496
AutoNation, Inc.[2]	113,385	5,820,052
Bed Bath & Beyond, Inc.[1]	150,123	3,301,205
Big Lots, Inc.	26,973	1,514,534
Dick’s Sporting Goods, Inc.	79,909	2,296,585
Dillard’s, Inc., Class A	30,320	1,820,716
GameStop Corp., Class A1	131,738	2,364,697
Michaels Cos., Inc. (The)[2]	66,760	1,614,924
Murphy USA, Inc.[1,2]	45,523	3,658,228
Office Depot, Inc.	843,256	2,985,126
Pool Corp.	5,868	760,786
Sally Beauty Holdings, Inc.[1,2]	65,193	1,223,021
Urban Outfitters, Inc.[1,2]	30,116	1,055,867
Williams-Sonoma, Inc.[1]	28,267	1,461,404
Total Retailing		31,973,891

Semiconductors & Semiconductor Equipment—1.4%
Cirrus Logic, Inc.[2]	8,827	457,768
Cree, Inc.[1,2]	10,075	374,186
Cypress Semiconductor Corp.	41,647	634,700
First Solar, Inc.[2]	12,512	844,810
Integrated Device Technology, Inc.[2]	6,955	206,772
Microsemi Corp.[2]	9,769	504,569
MKS Instruments, Inc.	5,228	494,046
Monolithic Power Systems, Inc.	1,119	125,731
Silicon Laboratories, Inc.[2]	2,359	208,300
Synaptics, Inc.[1,2]	11,887	474,767
Semiconductors & Semiconductor Equipment (Continued)
Teradyne, Inc.	13,693	$573,326
Versum Materials, Inc.	8,417	318,583
Total Semiconductors & Semiconductor Equipment		5,217,558

Software & Services—3.9%
ACI Worldwide, Inc.[2]	12,814	290,493
Acxiom Corp.[2]	9,053	249,501
Blackbaud, Inc.	2,230	210,713
Broadridge Financial Solutions, Inc.	13,096	1,186,236
Cars.com, Inc.[1,2]	6,383	184,086
CDK Global, Inc.	8,861	631,612
CommVault Systems, Inc.[2]	3,495	183,487
Convergys Corp.[1]	33,531	787,979
CoreLogic, Inc.[2]	11,419	527,672
DST Systems, Inc.	9,376	581,968
Fair Isaac Corp.	1,660	254,312
Fortinet, Inc.[2]	9,265	404,788
j2 Global, Inc.[1]	3,861	289,691
Jack Henry & Associates, Inc.[1]	3,444	402,810
Leidos Holdings, Inc.	44,287	2,859,612
LogMeIn, Inc.	1,864	213,428
Manhattan Associates, Inc.[1,2]	3,610	178,839
MAXIMUS, Inc.	9,592	686,595
PTC, Inc.[2]	5,368	326,213
Sabre Corp.	48,600	996,300
Science Applications International Corp.	15,586	1,193,420
Take-Two Interactive Software, Inc.[2]	4,835	530,786
Teradata Corp.[1,2]	15,433	593,553
Tyler Technologies, Inc.[2]	1,255	222,198
Ultimate Software Group, Inc. (The)[1,2]	1,156	252,274
WEX, Inc.[2]	2,601	367,339
Total Software & Services		14,605,905

Technology Hardware & Equipment—11.8%
3D Systems Corp.[1,2]	17,360	149,990
ARRIS International PLC[2]	71,141	1,827,612
Arrow Electronics, Inc.[2]	90,979	7,315,621
Avnet, Inc.	128,698	5,099,015
Belden, Inc.	8,226	634,801
Ciena Corp.[2]	36,165	756,934
Cognex Corp.	3,171	193,938
Coherent, Inc.[2]	1,673	472,154
Diebold Nixdorf, Inc.[1]	76,880	1,256,988

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
InterDigital, Inc.	2,245	$170,957
IPG Photonics Corp.[2]	1,791	383,507
Jabil, Inc.	191,156	5,017,845
Keysight Technologies, Inc.[2]	20,091	835,786
Knowles Corp.[1,2]	16,284	238,724
Littelfuse, Inc.[1]	1,721	340,448
National Instruments Corp.	8,459	352,148
NCR Corp.[2]	55,506	1,886,649
NetScout Systems, Inc.[1,2]	10,248	312,052
Plantronics, Inc.	4,690	236,282
SYNNEX Corp.	32,833	4,463,646
Tech Data Corp.[2]	88,801	8,699,834
Trimble, Inc.[2]	17,432	708,437
VeriFone Systems, Inc.[2]	28,568	505,939
ViaSat, Inc.[1,2]	5,944	444,908
Vishay Intertechnology, Inc.[1]	33,443	693,942
Zebra Technologies Corp., Class A2	9,683	1,005,095
Total Technology Hardware & Equipment		44,003,252

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	52,949	1,471,982

Transportation—2.8%
Avis Budget Group, Inc.[2]	55,433	2,432,400
Genesee & Wyoming, Inc., Class A2	7,804	614,409
JetBlue Airways Corp.[2]	90,275	2,016,743
Kirby Corp.[2]	8,488	566,998
Knight-Swift Transportation Holdings, Inc.[1]	8,715	381,020
Landstar System, Inc.	9,319	970,108
Old Dominion Freight Line, Inc.	6,949	914,141
Ryder System, Inc.	24,333	2,048,109
Werner Enterprises, Inc.	15,102	583,692
Total Transportation		10,527,620

Utilities—3.1%
Aqua America, Inc.[1]	5,926	232,477
Atmos Energy Corp.	8,553	734,617
Black Hills Corp.	7,944	477,514
Great Plains Energy, Inc.	22,270	717,985
Hawaiian Electric Industries, Inc.	18,980	686,127

Utilities (Continued)
IDACORP, Inc.	3,916	$357,765
MDU Resources Group, Inc.	44,467	1,195,273
National Fuel Gas Co.	7,391	405,840
New Jersey Resources Corp.	15,480	622,296
NorthWestern Corp.	5,877	350,857
OGE Energy Corp.	18,747	616,964
ONE Gas, Inc.	5,551	406,666
PNM Resources, Inc.	9,225	373,151
Southwest Gas Holdings, Inc.	8,550	688,104
UGI Corp.	35,861	1,683,674
Vectren Corp.	10,939	711,254
Westar Energy, Inc.	13,015	687,192
WGL Holdings, Inc.	7,532	646,547
Total Utilities		11,594,303

Total Common Stocks (Cost $310,231,391)		372,229,791
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $518,110)	518,110	518,110
Investment of Cash Collateral for Securities Loaned—5.3%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $19,569,523)	19,569,523	19,569,523
Total Investments—105.2% (Cost $330,319,024)		392,317,424
Liabilities in Excess of Other Assets—(5.2)%		(19,455,930)
Net Assets—100.0%		$372,861,494

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $55,667,954; total value of the collateral held by the Fund was $57,346,512. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $37,776,989 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

18     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Small Cap Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.2%
American Axle & Manufacturing Holdings, Inc.[1]	209,282	$3,564,072
Cooper-Standard Holding, Inc.[1]	19,551	2,394,997
Dorman Products, Inc.[1]	9,461	578,445
Fox Factory Holding Corp.[1]	7,956	309,091
Gentherm, Inc.[1,2]	19,516	619,633
LCI Industries[2]	10,219	1,328,470
Motorcar Parts of America, Inc.[1,2]	11,443	285,961
Standard Motor Products, Inc.	16,180	726,644
Superior Industries International, Inc.	38,282	568,488
Winnebago Industries, Inc.	18,181	1,010,864
Total Automobiles & Components		11,386,665

Banks—2.3%
Ameris Bancorp	5,330	256,906
Banc of California, Inc.[2]	16,223	335,005
Bank Mutual Corp.[2]	6,854	72,995
Banner Corp.	5,963	328,680
BofI Holding, Inc.[1,2]	11,182	334,342
Boston Private Financial Holdings, Inc.	17,001	262,665
Brookline Bancorp, Inc.	12,090	189,813
Central Pacific Financial Corp.	4,689	139,873
City Holding Co.	1,181	79,682
Columbia Banking System, Inc.	6,864	298,172
Community Bank System, Inc.	6,183	332,336
Customers Bancorp, Inc.[1]	10,242	266,190
CVB Financial Corp.	8,840	208,270
Dime Community Bancshares, Inc.	6,741	141,224
Fidelity Southern Corp.	9,320	203,176
First BanCorp[1]	88,420	450,942
First Commonwealth Financial Corp.	13,999	200,466
First Financial Bancorp	9,468	249,482
First Financial Bankshares, Inc.[2]	4,802	216,330
First Midwest Bancorp, Inc.	17,606	422,720
Glacier Bancorp, Inc.	8,199	322,959
Great Western Bancorp, Inc.	8,436	335,753
Banks (Continued)
Hanmi Financial Corp.	5,021	$152,387
HomeStreet, Inc.[1,2]	11,348	328,525
Hope Bancorp, Inc.	22,373	408,307
Independent Bank Corp.	3,261	227,781
LegacyTexas Financial Group, Inc.	6,547	276,349
LendingTree, Inc.[1,2]	1,074	365,643
Meta Financial Group, Inc.[2]	2,001	185,393
National Bank Holdings Corp., Class A	4,166	135,103
NBT Bancorp, Inc.[2]	7,290	268,272
NMI Holdings, Inc., Class A1	6,256	106,352
Northfield Bancorp, Inc.[2]	2,453	41,897
Northwest Bancshares, Inc.	14,734	246,500
OFG Bancorp	28,640	269,216
Old National Bancorp[2]	25,426	443,684
Opus Bank[1,2]	7,884	215,233
Oritani Financial Corp.	3,329	54,596
Pacific Premier Bancorp, Inc.[1]	4,371	174,840
Provident Financial Services, Inc.	9,079	244,861
S&T Bancorp, Inc.[2]	5,097	202,912
ServisFirst Bancshares, Inc.	4,310	178,865
Simmons First National Corp., Class A2	5,471	312,394
Southside Bancshares, Inc.[2]	4,118	138,694
Tompkins Financial Corp.[2]	2,246	182,712
TrustCo Bank Corp.[2]	13,423	123,492
United Community Banks, Inc.	10,916	307,176
Walker & Dunlop, Inc.[1]	8,712	413,820
Westamerica Bancorporation[2]	1,984	118,147
Total Banks		11,771,132

Capital Goods—11.2%
AAON, Inc.[2]	7,334	269,158
AAR Corp.	28,015	1,100,709
Actuant Corp., Class A2	27,833	704,175
Aegion Corp.[1]	34,256	871,130
Aerojet Rocketdyne Holdings, Inc.[1]	38,801	1,210,591
Aerovironment, Inc.[1,2]	3,225	181,116
Alamo Group, Inc.[2]	5,132	579,249
Albany International Corp., Class A	8,983	552,005
American Woodmark Corp.[1]	5,477	713,379
Apogee Enterprises, Inc.[2]	16,352	747,777

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Small Cap Revenue ETF

	Shares	Value
Capital Goods (Continued)
Applied Industrial Technologies, Inc.	27,060	$1,842,786
Astec Industries, Inc.[2]	14,364	840,294
Axon Enterprise, Inc.[1,2]	8,403	222,679
AZZ, Inc.	10,978	560,976
Barnes Group, Inc.[2]	14,491	916,846
Briggs & Stratton Corp.	49,113	1,245,997
Chart Industries, Inc.[1,2]	13,081	612,976
CIRCOR International, Inc.[2]	8,646	420,887
Comfort Systems USA, Inc.	26,064	1,137,694
Cubic Corp.	16,554	975,858
DXP Enterprises, Inc.[1]	22,529	666,183
Encore Wire Corp.	15,130	736,074
Engility Holdings, Inc.[1,2]	45,536	1,291,856
EnPro Industries, Inc.	9,061	847,294
ESCO Technologies, Inc.	7,343	442,416
Federal Signal Corp.	27,588	554,243
Franklin Electric Co., Inc.[2]	15,483	710,670
General Cable Corp.	83,792	2,480,243
Gibraltar Industries, Inc.[1]	20,763	685,179
Greenbrier Cos., Inc. (The)[2]	27,994	1,492,080
Griffon Corp.	61,143	1,244,260
Harsco Corp.[1]	54,956	1,024,929
Hillenbrand, Inc.	23,054	1,030,514
Insteel Industries, Inc.[2]	9,248	261,903
John Bean Technologies Corp.	9,119	1,010,385
Kaman Corp.	19,914	1,171,740
Lindsay Corp.	3,798	334,984
Lydall, Inc.[1]	8,567	434,775
Mercury Systems, Inc.[1,2]	5,405	277,547
Moog, Inc., Class A1	18,697	1,623,834
Mueller Industries, Inc.	40,443	1,432,895
MYR Group, Inc.[1]	25,492	910,829
National Presto Industries, Inc.[2]	1,933	192,237
Orion Group Holdings, Inc.[1]	48,551	380,154
Patrick Industries, Inc.[1]	14,764	1,025,360
PGT Innovations, Inc.[1]	19,928	335,787
Powell Industries, Inc.	8,838	253,209
Proto Labs, Inc.[1,2]	2,104	216,712
Quanex Building Products Corp.[2]	23,930	559,962
Raven Industries, Inc.	6,250	214,688
Simpson Manufacturing Co., Inc.	10,824	621,406
SPX Corp.[1]	30,565	959,435
Capital Goods (Continued)
SPX FLOW, Inc.[1]	26,878	$1,278,049
Standex International Corp.	5,166	526,157
Tennant Co.[2]	9,324	677,389
Titan International, Inc.	77,077	992,752
Trex Co., Inc.[1,2]	3,236	350,750
Triumph Group, Inc.	76,673	2,085,506
Universal Forest Products, Inc.	66,637	2,506,884
Veritiv Corp.[1,2]	190,533	5,506,404
Vicor Corp.[1,2]	6,412	134,011
Wabash National Corp.	56,972	1,236,292
Watts Water Technologies, Inc., Class A	12,360	938,742
Total Capital Goods		57,363,001

Commercial & Professional Services—7.0%
ABM Industries, Inc.	92,253	3,479,783
Brady Corp., Class A	18,512	701,605
Essendant, Inc.	377,271	3,497,302
Exponent, Inc.	3,071	218,348
Forrester Research, Inc.	4,844	214,105
FTI Consulting, Inc.[1]	27,101	1,164,259
Healthcare Services Group, Inc.[2]	21,403	1,128,366
Heidrick & Struggles International, Inc.	16,962	416,417
Insperity, Inc.	36,030	2,066,321
Interface, Inc.	26,123	656,993
Kelly Services, Inc., Class A	120,848	3,295,525
Korn/Ferry International	25,842	1,069,342
LSC Communications, Inc.	142,861	2,164,344
Matthews International Corp., Class A	18,277	965,026
Mobile Mini, Inc.[2]	10,143	349,934
Multi-Color Corp.	8,558	640,566
Navigant Consulting, Inc.[1]	35,159	682,436
On Assignment, Inc.[1]	26,207	1,684,324
Resources Connection, Inc.	24,508	378,649
RR Donnelley & Sons Co.	494,897	4,602,542
Team, Inc.[1,2]	54,373	810,158
Tetra Tech, Inc.	37,755	1,817,903
TrueBlue, Inc.[1]	59,001	1,622,528
UniFirst Corp.[2]	6,207	1,023,534
US Ecology, Inc.[2]	6,374	325,074
Viad Corp.	14,751	817,205
WageWorks, Inc.[1]	4,968	308,016
Total Commercial & Professional Services		36,100,605

20     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Durables & Apparel—4.8%
Callaway Golf Co.[2]	44,990	$626,711
Cavco Industries, Inc.[1,2]	3,671	560,195
Crocs, Inc.[1,2]	53,066	670,754
Ethan Allen Interiors, Inc.	17,628	504,161
Fossil Group, Inc.[1,2]	271,191	2,107,154
G-III Apparel Group Ltd.[1]	48,964	1,806,282
Installed Building Products, Inc.[1,2]	9,683	735,424
iRobot Corp.[1,2]	6,781	520,103
La-Z-Boy, Inc.	32,594	1,016,933
LGI Homes, Inc.[1]	9,937	745,573
M.D.C. Holdings, Inc.	52,668	1,679,056
M/I Homes, Inc.[1]	35,575	1,223,780
Meritage Homes Corp.[1]	41,629	2,131,405
Movado Group, Inc.	11,634	374,615
Nautilus, Inc.[1,2]	19,104	255,038
Oxford Industries, Inc.[2]	9,541	717,388
Perry Ellis International, Inc.[1]	22,391	560,671
Steven Madden Ltd.[1]	22,713	1,060,697
Sturm Ruger & Co., Inc.[2]	7,110	397,093
TopBuild Corp.[1]	17,775	1,346,278
Unifi, Inc.[1]	12,106	434,242
Universal Electronics, Inc.[1,2]	9,258	437,440
Vera Bradley, Inc.[1]	25,165	306,510
Vista Outdoor, Inc.[1,2]	105,684	1,539,816
William Lyon Homes, Class A1	37,718	1,096,839
Wolverine World Wide, Inc.	53,334	1,700,288
Total Consumer Durables & Apparel		24,554,446

Consumer Services—3.0%
American Public Education, Inc.[1]	7,737	193,812
Belmond Ltd., Class A1,2	29,409	360,260
Biglari Holdings, Inc.[1,2]	1,338	554,467
BJ’s Restaurants, Inc.[2]	18,093	658,585
Boyd Gaming Corp.	47,600	1,668,380
Capella Education Co.	3,575	276,705
Career Education Corp.[1]	31,638	382,187
Chuy’s Holdings, Inc.[1,2]	8,956	251,216
Dave & Buster’s Entertainment, Inc.[1]	12,897	711,527
DineEquity, Inc.[2]	7,753	393,310
El Pollo Loco Holdings, Inc.[1,2]	25,360	251,064
Fiesta Restaurant Group, Inc.[1,2]	23,091	438,729
Marcus Corp. (The)	14,179	387,796
Consumer Services (Continued)
Marriott Vacations Worldwide Corp.[2]	10,155	$1,373,058
Monarch Casino & Resort, Inc.[1]	3,273	146,696
Penn National Gaming, Inc.[1]	68,858	2,157,321
Red Robin Gourmet Burgers, Inc.[1,2]	16,009	902,908
Regis Corp.[1]	66,363	1,019,336
Ruth’s Hospitality Group, Inc.[2]	12,122	262,441
Scientific Games Corp., Class A1,2	38,944	1,997,827
Shake Shack, Inc., Class A1,2	4,827	208,526
Sonic Corp.[2]	10,969	301,428
Strayer Education, Inc.[2]	3,300	295,614
Wingstop, Inc.	1,584	61,744
Total Consumer Services		15,254,937

Diversified Financials—4.4%
Apollo Commercial Real Estate Finance, Inc.	11,198	206,603
ARMOUR Residential REIT, Inc.	3,112	80,041
Capstead Mortgage Corp.	15,084	130,476
Donnelley Financial Solutions, Inc.[1]	32,679	636,914
Encore Capital Group, Inc.[1,2]	16,594	698,607
Enova International, Inc.[1]	34,722	527,774
Evercore, Inc., Class A2	11,872	1,068,480
EZCORP, Inc., Class A1,2	40,551	494,722
Financial Engines, Inc.[2]	10,689	323,877
FirstCash, Inc.	17,104	1,153,665
Green Dot Corp., Class A1	9,147	551,198
Greenhill & Co., Inc.	9,630	187,785
INTL. FCStone, Inc.[1]	310,277	13,196,081
Invesco Mortgage Capital, Inc.	23,408	417,365
Investment Technology Group, Inc.	16,423	316,143
Piper Jaffray Cos.	7,395	637,819
PRA Group, Inc.[1,2]	14,209	471,739
Virtus Investment Partners, Inc.[2]	2,167	249,313
Waddell & Reed Financial, Inc., Class A	35,113	784,424
WisdomTree Investments, Inc.[2]	12,425	155,934
World Acceptance Corp.[1,2]	4,336	350,002
Total Diversified Financials		22,638,962

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Small Cap Revenue ETF

	Shares	Value
Energy—3.6%
Archrock, Inc.	49,547	$520,243
Bill Barrett Corp.[1]	31,008	159,071
Bristow Group, Inc.[2]	74,740	1,006,748
CARBO Ceramics, Inc.[1,2]	10,441	106,289
Carrizo Oil & Gas, Inc.[1,2]	21,936	466,798
Cloud Peak Energy, Inc.[1]	133,434	593,781
CONSOL Energy, Inc.[1,2]	33,577	1,326,627
Denbury Resources, Inc.[1]	422,798	934,384
Era Group, Inc.[1]	15,319	164,679
Exterran Corp.[1]	26,285	826,400
Geospace Technologies Corp.[1]	3,870	50,194
Green Plains, Inc.	144,316	2,431,725
Gulf Island Fabrication, Inc.	9,884	132,693
Helix Energy Solutions Group, Inc.[1]	52,201	393,596
Matrix Service Co.[1]	42,222	751,552
McDermott International, Inc.[1]	258,365	1,700,042
Newpark Resources, Inc.[1,2]	51,954	446,804
Noble Corp. PLC[1,2]	237,935	1,075,466
Oil States International, Inc.[1,2]	16,951	479,713
Par Pacific Holdings, Inc.[1]	77,229	1,488,975
PDC Energy, Inc.[1,2]	10,089	519,987
Pioneer Energy Services Corp.[1]	109,860	335,073
REX American Resources Corp.[1,2]	3,523	291,669
SEACOR Holdings, Inc.[1]	9,657	446,347
SRC Energy, Inc.[1,2]	20,745	176,955
TETRA Technologies, Inc.[1]	123,851	528,844
U.S. Silica Holdings, Inc.	19,901	647,977
Unit Corp.[1,2]	23,740	522,280
Total Energy		18,524,912

Food & Staples Retailing—3.5%
Andersons, Inc. (The)	77,981	2,429,108
SpartanNash Co.	206,948	5,521,373
SUPERVALU, Inc.[1]	456,871	9,868,413
Total Food & Staples Retailing		17,818,894

Food, Beverage & Tobacco—2.2%
B&G Foods, Inc.	31,248	1,098,367
Bob Evans Farms, Inc.	3,457	272,481
Calavo Growers, Inc.[2]	9,064	765,002
Cal-Maine Foods, Inc.[1,2]	16,019	712,045
Coca-Cola Bottling Co. Consolidated[2]	11,630	2,503,474
Darling Ingredients, Inc.[1,2]	141,852	2,571,777
Food, Beverage & Tobacco (Continued)
J&J Snack Foods Corp.	4,710	$715,119
John B. Sanfilippo & Son, Inc.[2]	8,753	553,627
Seneca Foods Corp., Class A1	25,032	769,734
Universal Corp.	25,247	1,325,467
Total Food, Beverage & Tobacco		11,287,093

Health Care Equipment & Services—8.8%
Abaxis, Inc.[2]	3,080	152,522
Aceto Corp.	42,535	439,387
Almost Family, Inc.[1]	8,576	474,682
Amedisys, Inc.[1]	17,745	935,339
AMN Healthcare Services, Inc.[1,2]	26,434	1,301,874
Analogic Corp.	3,747	313,811
AngioDynamics, Inc.[1]	13,245	220,264
Anika Therapeutics, Inc.[1]	1,378	74,288
BioTelemetry, Inc.[1,2]	5,530	165,347
Cantel Medical Corp.	5,063	520,831
Chemed Corp.	4,511	1,096,263
Community Health Systems, Inc.[1,2]	2,586,529	11,018,613
Computer Programs & Systems, Inc.	5,881	176,724
CONMED Corp.[2]	10,044	511,943
CorVel Corp.[1]	6,209	328,456
Cross Country Healthcare, Inc.[1,2]	43,882	559,934
CryoLife, Inc.[1,2]	6,113	117,064
Cutera, Inc.[1]	1,937	87,843
Diplomat Pharmacy, Inc.[1]	145,185	2,913,863
Ensign Group, Inc. (The)	51,904	1,152,269
Haemonetics Corp.[1]	10,082	585,563
HealthEquity, Inc.[1,2]	2,915	136,014
HealthStream, Inc.[1]	6,927	160,429
Heska Corp.[1,2]	1,101	88,311
HMS Holdings Corp.[1,2]	19,847	336,407
ICU Medical, Inc.[1,2]	3,033	655,128
Inogen, Inc.[1]	1,277	152,065
Integer Holdings Corp.[1]	20,449	926,340
Integra LifeSciences Holdings Corp.[1,2]	13,837	662,239
Invacare Corp.[2]	36,362	612,700
Kindred Healthcare, Inc.	497,734	4,828,020
Lantheus Holdings, Inc.[1]	10,520	215,134
LeMaitre Vascular, Inc.	1,963	62,502
LHC Group, Inc.[1]	10,829	663,276
Magellan Health, Inc.[1]	36,627	3,536,337

22     OPPENHEIMER ETF TRUST

	Shares	Value
Health Care Equipment & Services (Continued)
Meridian Bioscience, Inc.[2]	9,560	$133,840
Merit Medical Systems, Inc.[1]	10,316	445,651
Natus Medical, Inc.[1,2]	7,855	300,061
Neogen Corp.[1]	3,024	248,603
Omnicell, Inc.[1]	8,870	430,195
OraSure Technologies, Inc.[1]	5,518	104,069
Orthofix International NV1	5,308	290,348
Providence Service Corp. (The)[1]	18,330	1,087,702
Quality Systems, Inc.[1]	24,572	333,688
Quorum Health Corp.[1]	269,013	1,678,641
Select Medical Holdings Corp.[1]	172,830	3,050,449
Surmodics, Inc.[1]	1,641	45,948
Tactile Systems Technology, Inc.[1,2]	2,297	66,567
Tivity Health, Inc.[1,2]	9,930	362,941
US Physical Therapy, Inc.	3,576	258,187
Varex Imaging Corp.[1,2]	11,952	480,112
Total Health Care Equipment & Services		45,498,784

Household & Personal Products—0.4%
Central Garden & Pet Co.[1,2]	17,538	682,579
Central Garden & Pet Co., Class A1	18,197	686,209
Inter Parfums, Inc.	8,443	366,848
Medifast, Inc.	2,572	179,551
WD-40 Co.[2]	2,096	247,328
Total Household & Personal Products		2,162,515

Insurance—2.6%
American Equity Investment Life Holding Co.	45,643	1,402,609
AMERISAFE, Inc.	4,017	247,447
eHealth, Inc.[1]	6,433	111,741
Employers Holdings, Inc.	11,092	492,485
HCI Group, Inc.	5,623	168,128
Horace Mann Educators Corp.	17,390	766,899
Infinity Property & Casualty Corp.	9,521	1,009,226
Maiden Holdings Ltd.[2]	266,685	1,760,121
Navigators Group, Inc. (The)	16,715	814,020
ProAssurance Corp.	9,383	536,238
RLI Corp.[2]	9,138	554,311
Safety Insurance Group, Inc.	6,735	541,494
Selective Insurance Group, Inc.	26,817	1,574,158
Stewart Information Services Corp.	30,423	1,286,893
Insurance (Continued)
Third Point Reinsurance Ltd.[1,2]	31,570	$462,501
United Fire Group, Inc.	14,694	669,753
United Insurance Holdings Corp.	23,854	411,481
Universal Insurance Holdings, Inc.	18,559	507,589
Total Insurance		13,317,094

Materials—6.4%
A. Schulman, Inc.	44,791	1,668,465
AdvanSix, Inc.[1]	21,875	920,281
AK Steel Holding Corp.[1,2]	744,236	4,212,376
American Vanguard Corp.	11,218	220,434
Balchem Corp.	4,594	370,276
Boise Cascade Co.[2]	70,646	2,818,775
Calgon Carbon Corp.	18,002	383,443
Century Aluminum Co.[1,2]	61,555	1,208,940
Clearwater Paper Corp.[1]	25,856	1,173,862
Deltic Timber Corp.	1,639	150,050
Flotek Industries, Inc.[1,2]	44,990	209,653
FutureFuel Corp.	12,236	172,405
H.B. Fuller Co.[2]	26,804	1,443,932
Hawkins, Inc.	8,398	295,610
Haynes International, Inc.	8,128	260,502
Ingevity Corp.[1]	8,782	618,868
Innophos Holdings, Inc.	10,111	472,487
Innospec, Inc.	11,424	806,534
Kaiser Aluminum Corp.	8,973	958,765
KapStone Paper and Packaging Corp.	97,239	2,206,353
Koppers Holdings, Inc.[1]	19,445	989,751
Kraton Corp.[1]	26,469	1,275,012
LSB Industries, Inc.[1,2]	33,685	295,081
Materion Corp.	14,242	692,161
Myers Industries, Inc.	18,953	369,584
Neenah Paper, Inc.[2]	7,012	635,638
Olympic Steel, Inc.	38,494	827,236
PH Glatfelter Co.	51,552	1,105,275
Quaker Chemical Corp.	3,512	529,574
Rayonier Advanced Materials, Inc.[2]	29,316	599,512
Schweitzer-Mauduit International, Inc.	14,120	640,483
Stepan Co.	15,439	1,219,218
SunCoke Energy, Inc.[1]	75,619	906,672
TimkenSteel Corp.[1,2]	58,027	881,430
Tredegar Corp.	30,526	586,099
U.S. Concrete, Inc.[1,2]	10,998	919,983
Total Materials		33,044,720

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Small Cap Revenue ETF

	Shares	Value
Media—1.3%
E.W. Scripps Co., (The), Class A1,2	38,968	$609,070
Gannett Co., Inc.	180,744	2,094,823
New Media Investment Group, Inc.[2]	49,199	825,559
Scholastic Corp.	26,352	1,056,979
Time, Inc.	100,297	1,850,480
World Wrestling Entertainment, Inc., Class A	15,806	483,347
Total Media		6,920,258

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.[1,2]	16,847	361,368
AMAG Pharmaceuticals, Inc.[1,2]	27,437	363,540
Amphastar Pharmaceuticals, Inc.[1,2]	8,381	161,250
ANI Pharmaceuticals, Inc.[1,2]	1,634	105,311
Cambrex Corp.[1,2]	6,947	333,456
Corcept Therapeutics, Inc.[1]	10,571	190,912
Cytokinetics, Inc.[1]	3,752	30,579
Depomed, Inc.[1]	32,434	261,094
Eagle Pharmaceuticals, Inc.[1,2]	3,076	164,320
Emergent BioSolutions, Inc.[1]	7,230	335,978
Enanta Pharmaceuticals, Inc.[1]	1,191	69,888
Impax Laboratories, Inc.[1]	28,095	467,782
Innoviva, Inc.[1,2]	9,966	141,418
Lannett Co., Inc.[1,2]	14,390	333,848
Ligand Pharmaceuticals, Inc.[1,2]	611	83,664
Luminex Corp.	9,522	187,583
Medicines Co. (The)[1,2]	2,013	55,035
MiMedx Group, Inc.[1,2]	15,782	199,011
Momenta Pharmaceuticals, Inc.[1]	5,362	74,800
Myriad Genetics, Inc.[1,2]	15,265	524,276
Nektar Therapeutics[1]	2,926	174,741
Phibro Animal Health Corp., Class A	14,934	500,289
Progenics Pharmaceuticals, Inc.[1,2]	1,451	8,634
Repligen Corp.[1,2]	2,224	80,687
Spectrum Pharmaceuticals, Inc.[1,2]	4,668	88,459
Sucampo Pharmaceuticals, Inc., Class A1,2	9,648	173,182
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Supernus Pharmaceuticals, Inc.[1,2]	4,617	$183,987
Total Pharmaceuticals, Biotechnology & Life Sciences		5,655,092

Real Estate—1.4%
Acadia Realty Trust	5,711	156,253
Agree Realty Corp.	1,373	70,627
American Assets Trust, Inc.	5,113	195,521
Armada Hoffler Properties, Inc.[2]	13,222	205,338
CareTrust REIT, Inc.	4,556	76,359
CBL & Associates Properties, Inc.	111,574	631,509
Cedar Realty Trust, Inc.	15,097	91,790
Chatham Lodging Trust	8,222	187,133
Chesapeake Lodging Trust	13,910	376,822
Community Healthcare Trust, Inc.[2]	22,466	631,295
DiamondRock Hospitality Co.	49,517	559,047
Easterly Government Properties, Inc.[2]	3,389	72,321
EastGroup Properties, Inc.	1,911	168,894
Four Corners Property Trust, Inc.	3,173	81,546
Franklin Street Properties Corp.	16,339	175,481
Getty Realty Corp.	2,659	72,218
Government Properties Income Trust[2]	10,424	193,261
Hersha Hospitality Trust	17,994	313,096
HFF, Inc., Class A	8,565	416,602
Independence Realty Trust, Inc.	9,477	95,623
Kite Realty Group Trust	11,621	227,772
Lexington Realty Trust	24,839	239,696
LTC Properties, Inc.	2,350	102,342
National Storage Affiliates Trust	6,250	170,375
Pennsylvania Real Estate Investment Trust[2]	21,886	260,224
PS Business Parks, Inc.	1,639	205,022
Ramco-Gershenson Properties Trust	11,809	173,947
RE/MAX Holdings, Inc., Class A	2,378	115,333
Retail Opportunity Investments Corp.	8,289	165,365
Saul Centers, Inc.	2,319	143,198

24     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Summit Hotel Properties, Inc.[2]	21,465	$326,912
Universal Health Realty Income Trust	605	45,441
Urstadt Biddle Properties, Inc., Class A	3,493	75,938
Whitestone REIT	5,297	76,330
Total Real Estate		7,098,631

Retailing—16.5%
Abercrombie & Fitch Co., Class A	129,555	2,258,144
Asbury Automotive Group, Inc.[1]	65,109	4,166,976
Ascena Retail Group, Inc.[1,2]	2,170,990	5,101,827
Barnes & Noble Education, Inc.[1]	157,991	1,301,846
Barnes & Noble, Inc.	367,797	2,464,240
Big 5 Sporting Goods Corp.[2]	88,902	675,655
Buckle, Inc. (The)[2]	26,871	638,186
Caleres, Inc.	54,523	1,825,430
Cato Corp., (The), Class A	36,956	588,340
Chico’s FAS, Inc.	177,968	1,569,678
Children’s Place, Inc. (The)[2]	8,704	1,265,126
Core-Mark Holding Co., Inc.[2]	322,993	10,200,119
DSW, Inc., Class A2	86,457	1,851,044
Express, Inc.[1]	137,356	1,394,163
Finish Line, Inc., (The), Class A2	99,063	1,439,385
Five Below, Inc.[1,2]	10,863	720,434
Francesca’s Holdings Corp.[1]	45,469	332,378
Fred’s, Inc., Class A2	342,849	1,388,539
FTD Cos., Inc.[1]	101,065	726,657
Genesco, Inc.[1]	60,328	1,960,660
Group 1 Automotive, Inc.	93,776	6,655,283
Guess?, Inc.[2]	90,991	1,535,928
Haverty Furniture Cos., Inc.	23,174	524,891
Hibbett Sports, Inc.[1,2]	29,749	606,880
JC Penney Co., Inc.[1,2]	2,649,673	8,372,967
Kirkland’s, Inc.[1]	31,705	379,350
Lithia Motors, Inc., Class A2	53,582	6,086,379
Lumber Liquidators Holdings, Inc.[1,2]	22,327	700,845
MarineMax, Inc.[1]	33,199	627,461
Monro, Inc.[2]	13,862	789,441
Nutrisystem, Inc.	8,664	455,726
Ollie’s Bargain Outlet Holdings, Inc.[1,2]	12,735	678,139
Retailing (Continued)
PetMed Express, Inc.[2]	3,845	$174,948
Rent-A-Center, Inc.[2]	164,027	1,820,700
RH1,2	15,130	1,304,357
Shoe Carnival, Inc.	25,727	688,197
Shutterfly, Inc.[1]	16,242	808,040
Sleep Number Corp.[1]	24,815	932,796
Sonic Automotive, Inc., Class A	317,376	5,855,587
Tailored Brands, Inc.	105,246	2,297,520
Tile Shop Holdings, Inc.	24,426	234,490
Vitamin Shoppe, Inc.[1,2]	193,516	851,470
Zumiez, Inc.[1,2]	27,691	576,665
Total Retailing		84,826,887

Semiconductors & Semiconductor Equipment—1.1%
Advanced Energy Industries, Inc.[1]	5,829	393,341
Axcelis Technologies, Inc.[1]	8,131	233,360
Brooks Automation, Inc.	18,430	439,555
Cabot Microelectronics Corp.	3,600	338,688
CEVA, Inc.[1]	1,244	57,411
Cohu, Inc.	10,007	219,654
Diodes, Inc.[1]	23,270	667,151
DSP Group, Inc.[1]	6,516	81,450
Kopin Corp.[1,2]	4,764	15,245
Kulicke & Soffa Industries, Inc.[1]	21,453	522,059
MaxLinear, Inc.[1,2]	10,101	266,868
Nanometrics, Inc.[1]	6,250	155,750
PDF Solutions, Inc.[1,2]	4,002	62,831
Photronics, Inc.[1]	32,789	279,526
Power Integrations, Inc.	3,792	278,902
Rambus, Inc.[1]	17,086	242,963
Rudolph Technologies, Inc.[1]	6,795	162,400
Semtech Corp.[1]	10,831	370,420
SolarEdge Technologies, Inc.[1,2]	9,056	340,053
Veeco Instruments, Inc.[1]	18,299	271,740
Xperi Corp.[2]	8,387	204,643
Total Semiconductors & Semiconductor Equipment		5,604,010

Software & Services—2.8%
8x8, Inc.[1]	12,523	176,574
Agilysys, Inc.[1]	6,689	82,141
Alarm.com Holdings, Inc.[1]	24,722	933,256
Barracuda Networks, Inc.[1]	8,590	236,225
Blucora, Inc.[1,2]	14,487	320,163

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Small Cap Revenue ETF

	Shares	Value
Software & Services (Continued)
Bottomline Technologies (de), Inc.[1]	6,676	$231,524
CACI International, Inc., Class A1	21,193	2,804,894
Cardtronics PLC, Class A1	51,227	948,724
CSG Systems International, Inc.	11,392	499,197
DHI Group, Inc.[1]	71,970	136,743
Ebix, Inc.	2,823	223,723
ExlService Holdings, Inc.[1]	7,871	475,015
Liquidity Services, Inc.[1]	37,065	179,765
LivePerson, Inc.[1]	11,898	136,827
ManTech International Corp., Class A	21,247	1,066,387
MicroStrategy, Inc., Class A1	2,481	325,755
Monotype Imaging Holdings, Inc.	6,134	147,829
NIC, Inc.	11,812	196,079
Perficient, Inc.[1]	15,806	301,420
Progress Software Corp.	6,307	268,489
Qualys, Inc.[1,2]	2,441	144,873
QuinStreet, Inc.[1]	23,056	193,209
Shutterstock, Inc.[1,2]	8,096	348,371
SPS Commerce, Inc.[1]	2,879	139,891
Stamps.com, Inc.[1,2]	1,610	302,680
Sykes Enterprises, Inc.[1]	32,422	1,019,672
Synchronoss Technologies, Inc.[1]	43,420	388,175
TeleTech Holdings, Inc.[2]	22,974	924,704
TiVo Corp.	38,204	595,982
VASCO Data Security International, Inc.[1]	8,468	117,705
Virtusa Corp.[1,2]	13,258	584,413
XO Group, Inc.[1]	5,450	100,607
Total Software & Services		14,551,012

Technology Hardware & Equipment—7.1%
ADTRAN, Inc.	21,000	406,350
Anixter International, Inc.[1]	72,926	5,542,376
Applied Optoelectronics, Inc.[1,2]	6,394	241,821
Badger Meter, Inc.[2]	5,540	264,812
Bel Fuse, Inc., Class B	11,958	301,043
Benchmark Electronics, Inc.[1]	52,814	1,536,887
CalAmp Corp.[1,2]	10,423	223,365
Comtech Telecommunications Corp.	15,916	352,062
Control4 Corp.[1,2]	4,923	146,508
Cray, Inc.[1,2]	14,674	355,111
Technology Hardware & Equipment (Continued)
CTS Corp.	10,493	$270,195
Daktronics, Inc.	42,595	388,892
Digi International, Inc.[1]	11,965	114,266
Electro Scientific Industries, Inc.[1]	7,096	152,067
Electronics For Imaging, Inc.[1]	22,477	663,746
ePlus, Inc.[1]	11,712	880,742
Fabrinet[1,2]	31,555	905,628
FARO Technologies, Inc.[1]	4,682	220,054
Harmonic, Inc.[1,2]	55,570	233,394
II-VI, Inc.[1]	14,689	689,648
Insight Enterprises, Inc.[1]	108,435	4,151,976
Itron, Inc.[1]	18,016	1,228,691
KEMET Corp.[1,2]	40,190	605,261
Lumentum Holdings, Inc.[1,2]	12,434	608,023
Methode Electronics, Inc.	13,490	540,949
MTS Systems Corp.[2]	9,204	494,255
NETGEAR, Inc.[1,2]	16,455	966,731
Oclaro, Inc.[1,2]	55,963	377,191
OSI Systems, Inc.[1,2]	9,870	635,431
Park Electrochemical Corp.	3,786	74,395
Plexus Corp.[1]	26,887	1,632,579
Rogers Corp.[1]	3,240	524,621
Sanmina Corp.[1]	147,406	4,864,398
ScanSource, Inc.[1]	66,729	2,388,898
Super Micro Computer, Inc.[1]	75,217	1,573,916
TTM Technologies, Inc.[1,2]	105,814	1,658,105
Viavi Solutions, Inc.[1,2]	59,355	518,763
Total Technology Hardware & Equipment		36,733,150

Telecommunication Services—1.7%
ATN International, Inc.	5,974	330,123
Cincinnati Bell, Inc.[1]	36,788	767,030
Cogent Communications Holdings, Inc.[2]	6,548	296,625
Consolidated Communications Holdings, Inc.	44,485	542,272
Frontier Communications Corp.[2]	757,599	5,121,369
General Communication, Inc., Class A1	14,613	570,199
Iridium Communications, Inc.[1,2]	25,012	295,142
Spok Holdings, Inc.	7,119	111,412
Vonage Holdings Corp.[1]	62,630	636,947
Total Telecommunication Services		8,671,119

26     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation—3.3%
Allegiant Travel Co.[2]	6,409	$991,793
ArcBest Corp.	51,074	1,825,895
Atlas Air Worldwide Holdings, Inc.[1,2]	23,296	1,366,310
Echo Global Logistics, Inc.[1]	43,876	1,228,528
Forward Air Corp.	12,037	691,405
Hawaiian Holdings, Inc.[2]	43,334	1,726,860
Heartland Express, Inc.[2]	16,799	392,089
Hub Group, Inc., Class A1	54,332	2,602,503
Marten Transport Ltd.	22,083	448,285
Matson, Inc.	47,113	1,405,852
Roadrunner Transportation Systems, Inc.[1]	176,983	1,364,539
Saia, Inc.[1]	12,539	887,134
SkyWest, Inc.	39,157	2,079,237
Total Transportation		17,010,430

Utilities—1.1%
ALLETE, Inc.	11,960	889,345
American States Water Co.[2]	5,202	301,248
Avista Corp.	18,195	936,860
California Water Service Group[2]	9,991	453,092
El Paso Electric Co.	10,100	559,035
Northwest Natural Gas Co.	7,606	453,698
South Jersey Industries, Inc.	24,603	768,352
Spire, Inc.	14,671	1,102,526
Total Utilities		5,464,156

Total Common Stocks (Cost $457,726,694)		513,258,505
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $989,093)	989,093	$989,093
Investment of Cash Collateral for Securities Loaned—9.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $46,947,237)	46,947,237	46,947,237
Total Investments—109.1% (Cost $505,663,024)		$561,194,835
Liabilities in Excess of Other Assets—(9.1)%		(46,986,021)
Net Assets—100.0%		$514,208,814

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $108,561,788; total value of the collateral held by the Fund was $112,716,446. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $65,769,209 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Financials Sector Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Banks—33.3%
Bank of America Corp.	91,259	$2,693,966
BB&T Corp.	6,461	321,241
Citigroup, Inc.	31,229	2,323,750
Citizens Financial Group, Inc.	4,023	168,885
Comerica, Inc.	940	81,601
Fifth Third Bancorp	6,731	204,219
Huntington Bancshares, Inc.	8,604	125,274
JPMorgan Chase & Co.	28,517	3,049,608
KeyCorp	9,159	184,737
M&T Bank Corp.	924	157,995
People’s United Financial, Inc.	2,268	42,412
PNC Financial Services Group, Inc. (The)	3,260	470,385
Regions Financial Corp.	9,374	161,983
SunTrust Banks, Inc.	3,961	255,841
U.S. Bancorp	11,473	614,723
Wells Fargo & Co.	46,042	2,793,368
Zions Bancorporation	1,432	72,789
Total Banks		13,722,777

Capital Markets—13.0%
Affiliated Managers Group, Inc.	311	63,833
Ameriprise Financial, Inc.	1,925	326,230
Bank of New York Mellon Corp. (The)	8,060	434,111
BlackRock, Inc.	629	323,123
Cboe Global Markets, Inc.	377	46,970
Charles Schwab Corp. (The)	4,525	232,449
CME Group, Inc.	677	98,876
E*TRADE Financial Corp.[1]	1,267	62,805
Franklin Resources, Inc.	4,011	173,797
Goldman Sachs Group, Inc. (The)	4,225	1,076,361
Intercontinental Exchange, Inc.	2,306	162,711
Invesco Ltd.	3,651	133,407
Moody’s Corp.	710	104,803
Morgan Stanley	21,510	1,128,630
Nasdaq, Inc.	1,343	103,183
Northern Trust Corp.	1,500	149,835
Raymond James Financial, Inc.	1,997	178,332
S&P Global, Inc.	934	158,220
State Street Corp.	2,901	283,167
T. Rowe Price Group, Inc.	1,232	129,274
Total Capital Markets		5,370,117
Consumer Finance—6.3%
American Express Co.	9,467	$940,168
Capital One Financial Corp.	8,292	825,717
Discover Financial Services	4,046	311,218
Navient Corp.	10,526	140,206
Synchrony Financial	9,693	374,247
Total Consumer Finance		2,591,556

Diversified Financial Services—16.4%
Berkshire Hathaway, Inc., Class B1	32,496	6,441,357
Leucadia National Corp.	13,097	346,940
Total Diversified Financial Services		6,788,297

Insurance—30.9%
Aflac, Inc.	6,718	589,706
Allstate Corp. (The)	9,675	1,013,069
American International Group, Inc.	23,861	1,421,638
Aon PLC	2,025	271,350
Arthur J. Gallagher & Co.	2,482	157,061
Assurant, Inc.	1,719	173,344
Brighthouse Financial, Inc.[1]	2,993	175,510
Chubb Ltd.	5,852	855,153
Cincinnati Financial Corp.	2,053	153,913
Everest Re Group Ltd.	758	167,715
Hartford Financial Services Group, Inc. (The)	8,897	500,723
Lincoln National Corp.	4,869	374,280
Loews Corp.	7,126	356,514
Marsh & McLennan Cos., Inc.	4,413	359,174
MetLife, Inc.	35,788	1,809,441
Principal Financial Group, Inc.	5,544	391,185
Progressive Corp. (The)	12,518	705,014
Prudential Financial, Inc.	13,736	1,579,365
Torchmark Corp.	1,225	111,120
Travelers Cos., Inc. (The)	5,714	775,047
Unum Group	5,535	303,816
Willis Towers Watson PLC	1,380	207,952
XL Group Ltd.	8,285	291,301
Total Insurance		12,743,391

Total Common Stocks (Cost $30,749,130)		41,216,138

28     OPPENHEIMER ETF TRUST

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[2] (Cost $40,699)	40,699	$40,699
Total Investments—100.0% (Cost $30,789,829)		41,256,837
Other Assets in Excess of Liabilities—0.0%[3]		14,201
Net Assets—100.0%		$41,271,038

PLC – Public Limited Company

1. Non-income producing security.

2. Rate shown represents annualized 7-day yield as of December 31, 2017.

3. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—5.0%
Ford Motor Co.	2,198,643	$27,461,051

Banks—0.8%
New York Community Bancorp, Inc.	206,914	2,694,021
PacWest Bancorp	35,058	1,766,923
Total Banks		4,460,944

Capital Goods—4.9%
General Electric Co.	1,552,132	27,084,703

Commercial & Professional Services—0.9%
Pitney Bowes, Inc.	452,818	5,062,505

Consumer Durables & Apparel—0.6%
Tupperware Brands Corp.	51,242	3,212,873

Consumer Services—1.2%
Brinker International, Inc.[1]	120,248	4,670,432
Six Flags Entertainment Corp.	29,245	1,946,840
Total Consumer Services		6,617,272

Diversified Financials—1.4%
Navient Corp.	570,602	7,600,419

Energy—8.9%
Helmerich & Payne, Inc.[1]	45,546	2,944,093
Occidental Petroleum Corp.	243,104	17,907,041
ONEOK, Inc.[1]	309,727	16,554,908
Williams Cos., Inc. (The)	392,447	11,965,709
Total Energy		49,371,751

Health Care Equipment & Services—2.4%
Owens & Minor, Inc.	712,399	13,450,093

Insurance—0.9%
Mercury General Corp.	89,986	4,808,852

Materials—0.4%
Compass Minerals International, Inc.[1]	27,979	2,021,483

Real Estate—11.7%
American Campus Communities, Inc.	26,515	1,087,911
CoreCivic, Inc.	118,181	2,659,073
Education Realty Trust, Inc.[1]	12,683	442,890
EPR Properties	11,764	770,071
GEO Group, Inc. (The)	138,682	3,272,895
Real Estate (Continued)
HCP, Inc.	105,756	$2,758,117
Hospitality Properties Trust	101,011	3,015,178
Host Hotels & Resorts, Inc.	389,615	7,733,858
Iron Mountain, Inc.	146,651	5,533,142
Kimco Realty Corp.	93,423	1,695,628
Lamar Advertising Co., Class A1	29,089	2,159,567
LaSalle Hotel Properties	57,935	1,626,235
Life Storage, Inc.[1]	8,634	769,030
Macerich Co. (The)	22,389	1,470,510
Medical Properties Trust, Inc.	68,162	939,272
National Retail Properties, Inc.[1]	19,288	831,891
Omega Healthcare Investors, Inc.[1]	46,942	1,292,783
Realty Income Corp.	30,580	1,743,672
Sabra Health Care REIT, Inc.	21,991	412,771
Senior Housing Properties Trust	78,748	1,508,024
Simon Property Group, Inc.	47,888	8,224,285
Tanger Factory Outlet Centers, Inc.[1]	27,227	721,788
Taubman Centers, Inc.	14,288	934,864
Uniti Group, Inc.	71,132	1,265,438
Ventas, Inc.	70,250	4,215,703
Washington Prime Group, Inc.[1]	163,952	1,167,338
Weingarten Realty Investors	25,326	832,466
Welltower, Inc.	93,507	5,962,941
Total Real Estate		65,047,341

Retailing—21.1%
GameStop Corp., Class A1	694,801	12,471,678
Kohl’s Corp.[1]	525,918	28,520,533
L Brands, Inc.[1]	307,728	18,531,380
Macy’s, Inc.[1]	1,124,810	28,333,964
Target Corp.	441,770	28,825,493
Total Retailing		116,683,048

Technology Hardware & Equipment—2.8%
Seagate Technology PLC[1]	368,073	15,400,174

Telecommunication Services—14.4%
AT&T, Inc.	723,305	28,122,098
CenturyLink, Inc.	1,426,688	23,797,156
Verizon Communications, Inc.	525,142	27,795,766
Total Telecommunication Services		79,715,020

30     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities—22.3%
AES Corp.	1,906,018	$20,642,175
Duke Energy Corp.	314,886	26,485,061
Entergy Corp.	193,475	15,746,930
FirstEnergy Corp.	634,580	19,430,840
PPL Corp.	315,667	9,769,894
SCANA Corp.	141,396	5,624,733
Southern Co. (The)	539,070	25,923,876
Total Utilities		123,623,509

Total Common Stocks (Cost $543,309,693)		551,621,038
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[2] (Cost $920,344)	920,344	920,344

Investment of Cash Collateral for Securities Loaned—2.8%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[2] (Cost $15,596,144)	15,596,144	$15,596,144
Total Investments—102.7% (Cost $559,826,181)		568,137,526
Liabilities in Excess of Other Assets—(2.7)%		(14,940,746)
Net Assets—100.0%		$553,196,780

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $60,223,546; total value of the collateral held by the Fund was $62,255,421. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $46,659,277 (Note 4).

2. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

31     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
COMMON STOCKS—97.0%
Automobiles & Components—4.8%
Astra International Tbk PT	53,564	$32,768
Bajaj Auto Ltd.	211	11,020
Bosch Ltd.	17	5,371
Brilliance China Automotive Holdings Ltd.	958	2,561
BYD Co. Ltd., Class H	1,186	10,332
Cheng Shin Rubber Industry Co. Ltd.	8,075	14,246
Dongfeng Motor Group Co. Ltd., Class H	10,953	13,255
Ford Otomotiv Sanayi AS	669	10,631
Fuyao Glass Industry Group Co. Ltd., Class H1	695	2,929
Geely Automobile Holdings Ltd.	4,822	16,716
Great Wall Motor Co. Ltd., Class H	7,893	9,037
Guangzhou Automobile Group Co. Ltd., Class H	2,520	5,970
Hankook Tire Co. Ltd.[2]	245	12,495
Hanon Systems	948	12,309
Hyundai Mobis Co. Ltd.[2]	296	72,718
Hyundai Motor Co.	980	142,805
Hyundai Wia Corp.[2]	220	13,358
Kia Motors Corp.[2]	2,974	93,063
Mahindra & Mahindra Ltd.	2,580	30,361
Maruti Suzuki India Ltd.	127	19,359
Motherson Sumi Systems Ltd.	2,989	17,760
Nexteer Automotive Group Ltd.[2]	2,946	7,017
Tata Motors Ltd.[2]	11,057	74,810
Tata Motors Ltd., Class A2	2,208	8,444
Tofas Turk Otomobil Fabrikasi AS	1,065	9,275
UMW Holdings Bhd[2]	6,051	7,775
Total Automobiles & Components		656,385

Banks—13.4%
Abu Dhabi Commercial Bank PJSC	3,543	6,560
Agricultural Bank of China Ltd., Class H	45,806	21,329
Alliance Bank Malaysia Bhd	10,406	10,491
Alpha Bank AE2	4,271	9,165
AMMB Holdings Bhd	9,091	9,906
Axis Bank Ltd.	2,195	19,394
Banco Bradesco SA	8,190	79,157
Banks (Continued)
Banco de Credito e Inversiones	206	$14,330
Banco do Brasil SA	12,803	122,816
Banco Santander Brasil SA	5,730	55,070
Bancolombia SA	1,794	18,021
Bank Danamon Indonesia Tbk PT	15,406	7,892
Bank Handlowy w Warszawie SA	250	5,891
Bank Mandiri Persero Tbk PT	41,691	24,583
Bank of China Ltd., Class H	130,000	63,858
Bank of Communications Co. Ltd., Class H	70,000	51,936
Bank Rakyat Indonesia Persero Tbk PT	94,581	25,375
Bank Zachodni WBK SA	114	13,000
Barclays Africa Group Ltd.	1,459	21,448
BNK Financial Group, Inc.[2]	1,321	11,624
Capitec Bank Holdings Ltd.	125	11,086
China CITIC Bank Corp Ltd., Class H	46,563	29,186
China Construction Bank Corp., Class H	307,470	283,190
China Everbright Bank Co. Ltd., Class H	26,476	12,362
China Merchants Bank Co. Ltd., Class H	4,815	19,156
China Minsheng Banking Corp. Ltd., Class H	15,138	15,163
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,945	7,022
CIMB Group Holdings Bhd	13,067	21,116
Commercial International Bank Egypt SAE	914	3,982
CTBC Financial Holding Co. Ltd.	40,000	27,555
DGB Financial Group, Inc.[2]	905	8,919
Dubai Islamic Bank PJSC	3,386	5,707
First Abu Dhabi Bank PJSC	3,388	9,455
Grupo Financiero Banorte SAB de CV, Class O	2,500	13,778
Habib Bank Ltd.	2,743	4,153
Hana Financial Group, Inc.	609	28,330
Housing Development Finance Corp. Ltd.	888	23,796
ICICI Bank Ltd.	7,163	35,238
IDFC Bank Ltd.	5,517	4,689

32     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
Indiabulls Housing Finance Ltd.	295	$5,531
Industrial & Commercial Bank of China Ltd., Class H	94,858	76,325
Industrial Bank of Korea	1,316	20,222
Itau CorpBanca	1,521,703	13,847
Kasikornbank PCL	5,898	41,986
KB Financial Group, Inc.	640	37,902
Krung Thai Bank PCL	14,045	8,274
LIC Housing Finance Ltd.	823	7,266
Malayan Banking Bhd	6,721	16,275
MCB Bank Ltd.	1,804	3,471
Metropolitan Bank & Trust Co.	4,406	8,950
Nedbank Group Ltd.[3]	950	19,652
OTP Bank PLC	215	8,922
Piraeus Bank SA2	2,795	10,304
Public Bank Bhd	1,862	9,561
Qatar National Bank QPSC	886	30,574
RHB Bank Bhd	12,214	15,090
Sberbank of Russia PJSC[4]	6,720	114,442
Shinhan Financial Group Co. Ltd.	855	39,454
Siam Commercial Bank PCL (The)	1,873	8,621
State Bank of India	18,663	90,614
Turkiye Is Bankasi, Class C	14,095	25,910
Turkiye Vakiflar Bankasi TAO, Class D	8,443	15,075
United Bank Ltd./Pakistan	2,693	4,587
VTB Bank PJSC	19,406	35,513
Woori Bank	1,628	23,951
Yes Bank Ltd.	1,775	8,764
Total Banks		1,856,812

Capital Goods—9.2%
AKR Corporindo Tbk PT	11,192	5,238
Alfa SAB de CV, Class A	29,881	33,019
Alliance Global Group, Inc.[2]	26,454	8,479
Ashok Leyland Ltd.	5,012	9,352
AviChina Industry & Technology Co. Ltd., Class H	7,333	3,902
Beijing Enterprises Holdings Ltd.	3,046	18,080
Berli Jucker PCL	6,259	12,675
BGF Co. Ltd.[2]	52	741
Bharat Heavy Electricals Ltd.	7,777	11,271
Bidvest Group Ltd. (The)	805	14,181
Capital Goods (Continued)
China Communications Construction Co. Ltd., Class H	30,384	$34,514
China Railway Construction Corp. Ltd., Class H	23,956	27,764
China Railway Group Ltd., Class H	46,765	34,577
China State Construction International Holdings Ltd.	10,559	14,777
CITIC Ltd.	68,012	98,138
CJ Corp.[2]	264	44,758
CRRC Corp. Ltd., Class H	10,896	11,652
Daelim Industrial Co. Ltd.[2]	210	16,164
Daewoo Engineering & Construction Co. Ltd.[2]	3,516	19,443
DMCI Holdings, Inc.	20,757	5,988
Doosan Bobcat, Inc.[2]	195	6,521
Doosan Heavy Industries & Construction Co. Ltd.[2]	1,703	24,418
Eicher Motors Ltd.	10	4,754
Embraer SA	2,511	15,140
Far Eastern New Century Corp.	26,387	23,764
Fosun International Ltd.	10,695	23,696
GS Engineering & Construction Corp.[2]	816	21,571
Haitian International Holdings Ltd.	1,386	4,166
Hanwha Corp.[2]	2,479	96,099
Hanwha Techwin Co. Ltd.[2]	196	6,509
Hiwin Technologies Corp.	530	5,735
Hyundai Development Co.-Engineering & Construction[2]	269	9,687
Hyundai Engineering & Construction Co. Ltd.[2]	972	32,958
Hyundai Heavy Industries Co. Ltd.[2]	265	24,877
JG Summit Holdings, Inc.	8,802	12,713
KCC Corp.	18	6,406
KOC Holding AS	10,256	49,987
Larsen & Toubro Ltd.	1,905	37,554
LG Corp.[2]	235	19,976
Lotte Corp.[2]	179	10,885
Posco Daewoo Corp.[2]	2,070	35,095
Samsung C&T Corp.[2]	459	54,023
Samsung Heavy Industries Co. Ltd.[2]	1,835	12,564
Shanghai Electric Group Co. Ltd., Class H2	14,299	5,890

33     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Capital Goods (Continued)
Shanghai Industrial Holdings Ltd.	3,591	$10,290
Siemens Ltd.	401	7,778
Sime Darby Bhd	6,247	3,411
SK Holdings Co. Ltd.[2]	732	193,504
SK Networks Co. Ltd.[2]	5,898	36,637
SM Investments Corp.	603	11,958
Teco Electric and Machinery Co. Ltd.	13,597	13,022
Waskita Karya Persero Tbk PT	46,165	7,520
Weichai Power Co. Ltd., Class H	7,344	8,042
Zhuzhou CRRC Times Electric Co. Ltd., Class H	500	3,252
Total Capital Goods		1,265,115

Commercial & Professional Services—0.1%
S-1 Corp.	116	11,594

Consumer Durables & Apparel—1.6%
ANTA Sports Products Ltd.	636	2,884
Arcelik AS	1,841	10,449
CCC SA	60	4,921
Coway Co. Ltd.	40	3,651
Eclat Textile Co. Ltd.	209	2,089
Feng TAY Enterprise Co. Ltd.	1,410	6,420
Haier Electronics Group Co. Ltd.[2]	7,670	20,997
Hanssem Co. Ltd.[2]	43	7,230
LG Electronics, Inc.	1,124	111,292
LPP SA	2	5,128
Nien Made Enterprise Co. Ltd.	230	2,458
Pou Chen Corp.	20,390	26,414
Ruentex Industries Ltd.[2]	1,404	2,387
Shenzhou International Group Holdings Ltd.	333	3,169
Steinhoff International Holdings NV	9,658	3,628
Titan Co. Ltd.	471	6,333
Total Consumer Durables & Apparel		219,450

Consumer Services—0.4%
Genting Malaysia Bhd	10,032	13,956
Jollibee Foods Corp.	2,244	11,373
OPAP SA	1,035	13,049
Yum China Holdings, Inc.	387	15,488
Total Consumer Services		53,866
Diversified Financials—1.3%
Bajaj Finance Ltd.	230	$6,330
Chailease Holding Co. Ltd.	2,752	8,009
China Cinda Asset Management Co. Ltd., Class H	35,592	13,021
China Everbright Ltd.	2,023	4,524
China Huarong Asset Management Co. Ltd., Class H1	52,742	24,896
CITIC Securities Co. Ltd., Class H	2,500	5,155
Dubai Investments PJSC	5,191	3,406
Far East Horizon Ltd.	6,107	5,211
FirstRand Ltd.	4,623	25,113
Fubon Financial Holding Co. Ltd.	9,980	17,003
GF Securities Co. Ltd., Class H	2,226	4,476
Grupo de Inversiones Suramericana SA	1,182	15,961
GT Capital Holdings, Inc.	450	11,647
Haitong Securities Co. Ltd., Class H	4,000	5,802
Metro Pacific Investments Corp.	84,906	11,651
Yuanta Financial Holding Co. Ltd.	34,622	16,055
Total Diversified Financials		178,260

Energy—16.1%
Adaro Energy Tbk PT	57,766	7,919
Banpu PCL	14,786	8,847
Bharat Petroleum Corp. Ltd.	8,077	65,512
China Petroleum & Chemical Corp., Class H	197,253	144,584
China Shenhua Energy Co. Ltd., Class H	5,000	12,952
CNOOC Ltd.	35,000	50,235
Coal India Ltd.	6,008	24,751
Dialog Group BHD	11,645	7,222
Ecopetrol SA	61,341	45,423
Empresas COPEC SA	2,989	47,221
Formosa Petrochemical Corp.	12,974	50,355
Gazprom PJSC[4]	51,488	227,062
Grupa Lotos SA	844	14,015
GS Holdings Corp.[2]	445	25,855
Hindustan Petroleum Corp. Ltd.	9,001	59,031
Indian Oil Corp. Ltd.	17,897	108,948
IRPC PCL	44,806	9,693
Kunlun Energy Co. Ltd.	25,727	26,789

34     OPPENHEIMER ETF TRUST

	Shares	Value
Energy—16.1%
LUKOIL PJSC[4]	4,190	$241,553
MOL Hungarian Oil & Gas PLC	2,764	32,152
Novatek PJSC	200	24,040
Oil & Natural Gas Corp. Ltd.	15,268	46,693
PetroChina Co. Ltd., Class H	96,069	66,977
Petroleo Brasileiro SA2	19,362	98,704
Petronas Dagangan Bhd	2,006	12,025
Polski Koncern Naftowy ORLEN SA	1,552	47,344
Polskie Gornictwo Naftowe i Gazownictwo SA	10,455	18,925
PTT Exploration & Production PCL	4,200	12,887
PTT PCL	9,582	129,367
Reliance Industries Ltd.	7,166	103,408
Rosneft Oil Co. PJSC[2]	33,938	169,351
SK Innovation Co. Ltd.	412	78,702
S-Oil Corp.	320	34,973
Surgutneftegas OJSC[4]	7,669	36,122
Tatneft PJSC[4]	461	22,801
Thai Oil PCL	5,691	18,074
Tupras Turkiye Petrol Rafinerileri AS	818	26,212
Ultrapar Participacoes SA	2,045	46,238
United Tractors Tbk PT	4,154	10,839
Yanzhou Coal Mining Co. Ltd., Class H	5,486	6,414
Total Energy		2,220,215

Food & Staples Retailing—2.9%
Atacadao Distribuicao Comercio e Industria Ltda[2]	6,072	27,915
BGF retail Co. Ltd.[2]	27	5,296
Bid Corp. Ltd.	930	22,611
BIM Birlesik Magazalar AS	735	15,140
Cencosud SA	11,575	34,197
CP ALL PCL	13,469	31,823
E-MART Inc[2]	128	32,402
GS Retail Co. Ltd.[2]	386	14,531
Magnit PJSC	1,348	36,868
Pick n Pay Stores Ltd.	2,350	13,204
President Chain Store Corp.	1,000	9,544
Raia Drogasil SA	396	10,959
Shoprite Holdings Ltd.	1,440	25,728
SPAR Group Ltd. (The)	1,200	19,709
Sun Art Retail Group Ltd.	30,394	32,115
Wal-Mart de Mexico SAB de CV	25,520	62,856
Total Food & Staples Retailing		394,898
Food, Beverage & Tobacco—4.1%
Ambev SA	4,898	$31,422
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,684	10,748
Arca Continental SAB de CV	2,000	13,895
BRF SA2	1,601	17,665
Charoen Pokphand Foods PCL	48,201	35,496
Charoen Pokphand Indonesia Tbk PT	41,265	9,124
China Mengniu Dairy Co. Ltd.[2]	7,248	21,557
China Resources Beer Holdings Co. Ltd.	2,590	9,294
CJ CheilJedang Corp.[2]	77	26,325
Coca-Cola Femsa SAB de CV, Series L	1,500	10,499
Coca-Cola Icecek AS	630	5,686
Felda Global Ventures Holdings Bhd	24,230	10,118
Fomento Economico Mexicano SAB de CV	3,145	29,729
Gruma SAB de CV, Class B	850	10,831
Grupo Bimbo SAB de CV, Series A	12,500	27,798
Grupo Lala SAB de CV	4,030	5,687
Gudang Garam Tbk PT	2,415	14,916
Hanjaya Mandala Sampoerna Tbk PT	40,877	14,251
ITC Ltd.	3,730	15,384
JBS SA	42,273	125,018
KT&G Corp.	90	9,710
Kuala Lumpur Kepong Bhd	1,378	8,513
M Dias Branco SA	344	5,403
Ottogi Corp.[2]	9	6,776
Pioneer Foods Group Ltd.	430	4,761
Tiger Brands Ltd.	340	12,633
Tingyi Cayman Islands Holding Corp.	10,622	20,654
Ulker Biskuvi Sanayi AS	620	3,216
Uni-President Enterprises Corp.	15,607	34,614
United Spirits Ltd.[2]	75	4,311
Want Want China Holdings Ltd.	5,273	4,418
Total Food, Beverage & Tobacco		560,452

35     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Health Care Equipment & Services—0.5%
Bangkok Dusit Medical Services PCL	8,132	$5,215
Life Healthcare Group Holdings Ltd.	2,198	4,927
Netcare Ltd.	4,007	8,140
Odontoprev SA	827	3,967
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,827	13,060
Sinopharm Group Co. Ltd., Class H	9,008	38,948
Total Health Care Equipment & Services		74,257

Household & Personal Products—0.5%
Amorepacific Corp.[2]	29	8,249
AMOREPACIFIC Group[2]	101	13,303
Hengan International Group Co. Ltd.	1,062	11,785
Hindustan Unilever Ltd.	453	9,708
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	8,855
LG Household & Health Care Ltd.[2]	13	14,438
Total Household & Personal Products		66,338

Insurance—3.6%
Bajaj Finserv Ltd.	67	5,490
Cathay Financial Holding Co. Ltd.	9,395	16,890
China Life Insurance Co. Ltd., Class H	11,292	35,462
China Life Insurance Co. Ltd./Taiwan	11,000	11,071
China Pacific Insurance Group Co. Ltd., Class H	5,000	24,017
China Taiping Insurance Holdings Co. Ltd.	11,236	42,114
DB Insurance Co. Ltd.[2]	460	30,594
Hanwha Life Insurance Co. Ltd.[2]	4,528	29,227
Hyundai Marine & Fire Insurance Co. Ltd.[2]	705	30,951
ING Life Insurance Korea Ltd.[1]	139	6,933
Liberty Holdings Ltd.	970	9,749
New China Life Insurance Co. Ltd., Class H	1,813	12,385
People’s Insurance Co. Group of China Ltd. (The), Class H	44,543	21,937
Insurance (Continued)
PICC Property & Casualty Co. Ltd., Class H	13,957	$26,817
Ping An Insurance Group Co. of China Ltd., Class H	6,298	65,540
Porto Seguro SA	875	9,583
Powszechny Zaklad Ubezpieczen SA	885	10,738
Qatar Insurance Co. SAQ	435	6,348
Samsung Fire & Marine Insurance Co. Ltd.[2]	151	37,660
Samsung Life Insurance Co. Ltd.[2]	312	36,284
Sanlam Ltd.	2,790	19,607
Sul America SA	1,547	8,702
Total Insurance		498,099

Materials—8.4%
Aluminum Corp. of China Ltd., Class H2	22,241	15,904
Ambuja Cements Ltd.	2,265	9,654
Anglo American Platinum Ltd.[2]	377	10,764
AngloGold Ashanti Ltd.	975	10,130
Anhui Conch Cement Co. Ltd., Class H	1,055	4,960
Asia Cement Corp.	10,092	9,563
Asian Paints Ltd.	482	8,749
Cemex SAB de CV2	31,768	23,868
China National Building Material Co. Ltd., Class H	20,184	18,048
China Steel Corp.	37,630	31,297
Cia Siderurgica Nacional SA2	2,848	7,195
Empresas CMPC SA	4,647	15,802
Eregli Demir ve Celik Fabrikalari TAS	3,292	8,700
Fibria Celulose SA	401	5,785
Formosa Chemicals & Fibre Corp.	5,000	17,306
Formosa Plastics Corp.	2,000	6,633
Gold Fields Ltd.	1,783	7,792
Grasim Industries Ltd.	715	13,059
Grupa Azoty SA	367	7,351
Grupo Argos SA	1,403	9,816
Grupo Mexico SAB de CV, Series B	5,705	18,927
Hanwha Chemical Corp.	585	17,268
Hindalco Industries Ltd.	7,724	33,103
Hyosung Corp.[2]	183	23,846
Hyundai Steel Co.[2]	590	32,296

36     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
Indorama Ventures PCL	12,303	$20,102
Industrias Penoles SAB de CV	520	10,887
Jastrzebska Spolka Weglowa SA2	190	5,264
Jiangxi Copper Co. Ltd., Class H	16,834	26,702
JSW Steel Ltd.	5,332	22,538
Korea Zinc Co. Ltd.[2]	25	11,513
Kumba Iron Ore Ltd.	262	8,024
Kumho Petrochemical Co. Ltd.[2]	126	11,711
LG Chem Ltd.	107	40,479
Lotte Chemical Corp.[2]	80	27,500
Mexichem SAB de CV	5,500	13,670
MMC Norilsk Nickel PJSC[4]	1,473	27,854
Mondi Ltd.	235	6,060
Nan Ya Plastics Corp.	5,000	13,089
Nine Dragons Paper Holdings Ltd.	7,881	12,622
Novolipetsk Steel PJSC	962	24,550
OCI Co. Ltd.[2]	56	7,114
Petkim Petrokimya Holding AS	2,435	4,990
Petronas Chemicals Group Bhd	3,031	5,767
PhosAgro PJSC	709	10,883
POSCO	381	118,334
PTT Global Chemical PCL	12,300	32,080
Sappi Ltd.	1,580	11,422
Sasol Ltd.	888	30,713
Semen Indonesia Persero Tbk PT	8,590	6,268
Severstal PJSC	815	12,535
Shree Cement Ltd.	18	5,097
Siam Cement PCL (The)	3,886	57,712
Sibanye Gold Ltd.	4,704	6,011
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,534	4,858
Southern Copper Corp.[3]	492	23,345
Suzano Papel e Celulose SA	728	4,102
Taiwan Cement Corp.	9,202	11,271
Tata Steel Ltd.	3,137	35,996
UltraTech Cement Ltd.	165	11,169
UPL Ltd.	615	7,349
Vale SA	6,399	77,665
Vedanta Ltd.	5,105	26,386
Zijin Mining Group Co. Ltd., Class H	15,458	5,833
Total Materials		1,167,281
Media—0.3%
Astro Malaysia Holdings Bhd	21,540	$14,105
Cheil Worldwide, Inc.	440	8,713
Cyfrowy Polsat SA	1,225	8,764
Grupo Televisa SAB, Series CPO	2,603	9,789
Total Media		41,371

Pharmaceuticals, Biotechnology & Life Sciences—0.8%
3SBio, Inc.[1,2]	1,379	2,706
Aspen Pharmacare Holdings Ltd.	439	9,840
Aurobindo Pharma Ltd.	735	7,922
China Resources Pharmaceutical Group Ltd.[1]	32,879	42,564
Cipla Ltd./India	449	4,281
CSPC Pharmaceutical Group Ltd.	1,520	3,068
Dr Reddy’s Laboratories Ltd.	130	4,917
Hanmi Pharm Co. Ltd.[2]	6	3,273
Hypermarcas SA	750	8,140
Kalbe Farma Tbk PT	31,364	3,907
Lupin Ltd.	421	5,838
Sino Biopharmaceutical Ltd.	2,879	5,104
Sun Pharmaceutical Industries Ltd.	1,505	13,467
Total Pharmaceuticals, Biotechnology & Life Sciences		115,027

Real Estate—2.7%
Agile Group Holdings Ltd.	8,506	12,905
Ayala Land, Inc.	11,500	10,274
China Evergrande Group[2]	24,084	83,029
China Jinmao Holdings Group Ltd.	28,592	12,582
China Overseas Land & Investment Ltd.	13,751	44,240
China Resources Land Ltd.	10,000	29,422
China Vanke Co. Ltd., Class H	2,764	11,032
Country Garden Holdings Co. Ltd.	32,126	61,233
DAMAC Properties Dubai Co. PJSC	4,150	3,729
Emaar Properties PJSC	3,806	7,192
Fortress REIT Ltd., Class B	2,185	7,448
Guangzhou R&F Properties Co. Ltd., Class H	2,821	6,358

37     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Real Estate (Continued)
Longfor Properties Co. Ltd.	7,738	$19,381
NEPI Rockcastle PLC	219	3,778
Resilient REIT Ltd.	559	6,825
Robinsons Land Corp.	9,805	4,184
Shimao Property Holdings Ltd.	10,961	23,837
Sino-Ocean Group Holding Ltd.	24,187	16,677
Sunac China Holdings Ltd.	2,824	11,686
Total Real Estate		375,812

Retailing—2.0%
Ctrip.Com International Ltd.[2,4]	139	6,130
FF Group[2]	310	7,073
GOME Retail Holdings Ltd.	219,032	26,338
Hotai Motor Co. Ltd.	1,000	11,896
Hotel Shilla Co. Ltd.[2]	83	6,582
Hyundai Department Store Co. Ltd.[2]	80	7,809
Imperial Holdings Ltd.	1,136	24,054
JD.com, Inc.[2,3,4]	1,731	71,698
Lojas Renner SA	702	7,511
Lotte Shopping Co. Ltd.[2]	189	35,132
Matahari Department Store Tbk PT	3,698	2,726
S.A.C.I. Falabella	2,635	26,283
Shinsegae, Inc.[2]	30	8,407
Vipshop Holdings Ltd.[2,4]	1,693	19,842
Woolworths Holdings Ltd./South Africa	2,374	12,524
Total Retailing		274,005

Semiconductors & Semiconductor Equipment—1.3%
Advanced Semiconductor Engineering, Inc.	19,980	25,614
GCL-Poly Energy Holdings Ltd.[2]	37,737	6,758
Globalwafers Co. Ltd.	320	4,274
Macronix International[2]	2,000	2,971
MediaTek Inc.	1,830	18,080
Nanya Technology Corp.	1,240	3,175
Semiconductor Manufacturing International Corp.[2]	3,586	6,202
SK Hynix, Inc.	575	41,089
Taiwan Semiconductor Manufacturing Co. Ltd.	9,015	69,524
Semiconductors & Semiconductor Equipment (Continued)
United Microelectronics Corp.	17,000	$8,112
Total Semiconductors & Semiconductor Equipment		185,799

Software & Services—2.1%
58.Com, Inc.[2,4]	44	3,149
Alibaba Group Holding Ltd.[2,3,4]	269	46,384
Baidu, Inc.[2,4]	86	20,142
Cielo SA	908	6,438
HCL Technologies Ltd.	1,008	14,063
Infosys Ltd.	1,618	26,416
Kakao Corp.[2]	31	3,967
Kingsoft Corp. Ltd.	1,158	3,852
NAVER Corp.[2]	11	8,939
NetEase Inc.[4]	37	12,768
Samsung SDS Co. Ltd.[2]	98	18,308
SINA Corp.[2]	30	3,009
Tata Consultancy Services Ltd.	955	40,416
Tech Mahindra Ltd.	1,659	13,101
Tencent Holdings Ltd.	1,142	59,311
Wipro Ltd.	3,150	15,509
Total Software & Services		295,772

Technology Hardware & Equipment—9.7%
AAC Technologies Holdings, Inc.	296	5,278
Acer, Inc.[2]	24,268	19,694
Asustek Computer, Inc.	3,391	31,849
AU Optronics Corp.	59,046	24,604
BYD Electronic International Co. Ltd.	4,075	8,872
Catcher Technology Co. Ltd.	610	6,724
Compal Electronics, Inc.	88,280	63,188
Delta Electronics, Inc.	3,000	14,467
Foxconn Technology Co. Ltd.	2,500	7,158
General Interface Solution Holding Ltd.	1,000	6,687
Hon Hai Precision Industry Co. Ltd.	82,969	265,425
HTC Corp.[2]	2,680	6,583
Innolux Corp.	53,430	22,264
Inventec Corp.	44,177	35,257
Kingboard Chemical Holdings Ltd.	1,328	7,177

38     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (Continued)
Largan Precision Co. Ltd.	25	$3,377
Lenovo Group Ltd.	156,733	88,418
LG Display Co. Ltd.	1,814	50,664
LG Innotek Co. Ltd.[2]	81	10,895
Lite-On Technology Corp.	12,695	17,320
Micro-Star International Co. Ltd.	3,320	8,546
Pegatron Corp.	33,055	79,976
Quanta Computer, Inc.	28,510	59,303
Samsung Electro-Mechanics Co. Ltd.[2]	126	11,770
Samsung Electronics Co. Ltd.	144	342,732
Samsung SDI Co. Ltd.	57	10,888
Sunny Optical Technology Group Co. Ltd.	338	4,319
Synnex Technology International Corp.	15,000	20,440
Wistron Corp.	60,674	48,831
WPG Holdings Ltd.	30,680	40,620
Zhen Ding Technology Holding Ltd.	3,101	6,826
ZTE Corp., Class H2	1,741	6,537
Total Technology Hardware & Equipment		1,336,689

Telecommunication Services—5.8%
Advanced Info Service PCL	1,047	6,136
America Movil SAB de CV, Series L	86,315	74,776
Axiata Group Bhd	12,617	17,116
Bharti Airtel Ltd.	3,928	32,595
Bharti Infratel Ltd.	515	3,056
China Communications Services Corp. Ltd., Class H	19,204	12,873
China Mobile Ltd.	21,401	216,958
China Telecom Corp. Ltd., Class H	30,563	14,544
China Unicom Hong Kong Ltd.[2]	55,840	75,431
Chunghwa Telecom Co. Ltd.	3,000	10,686
Emirates Telecommunications Group Co. PJSC	6,127	29,194
Empresa Nacional de Telecomunicaciones SA	415	4,665
Global Telecom Holding SAE[2]	14,025	5,853
Globe Telecom, Inc.	200	7,612
Telecommunication Services (Continued)
Hellenic Telecommunications Organization SA	1,042	$14,389
Idea Cellular Ltd.[2]	7,409	12,554
KT Corp.[4]	2,162	33,749
Mobile TeleSystems PJSC[4]	1,717	17,496
MTN Group Ltd.	2,479	27,353
Ooredoo Q.S.C.	898	22,206
Orange Polska SA2	5,961	9,933
PLDT, Inc.	285	8,450
SK Telecom Co. Ltd.	155	38,658
Taiwan Mobile Co. Ltd.	1,000	3,612
Telekom Malaysia Bhd	3,121	4,858
Telekomunikasi Indonesia Persero Tbk PT	54,320	17,776
Telkom SA SOC Ltd.	1,459	5,671
TIM Participacoes SA	3,829	15,122
Tower Bersama Infrastructure Tbk PT	7,652	3,624
True Corp. PCL[2]	62,371	11,866
Turk Telekomunikasyon AS2	8,055	13,681
Turkcell Iletisim Hizmetleri AS	2,087	8,521
Vodacom Group Ltd.	1,590	18,710
XL Axiata Tbk PT2	19,813	4,323
Total Telecommunication Services		804,047

Transportation—1.7%
Adani Ports & Special Economic Zone Ltd.	830	5,275
Air China Ltd., Class H	11,911	14,444
AirAsia Bhd	7,185	5,948
BTS Group Holdings PCL	21,618	5,506
China Airlines Ltd.[2]	29,384	11,503
China Southern Airlines Co. Ltd., Class H	11,876	12,260
CJ Logistics Corp.[2]	125	16,347
DP World Ltd.	452	11,300
Eva Airways Corp.	13,000	6,924
Evergreen Marine Corp. Taiwan Ltd.[2]	20,688	11,366
Hyundai Glovis Co. Ltd.[2]	226	28,710
Jasa Marga Persero Tbk PT	20,184	9,521
Korean Air Lines Co. Ltd.[2]	704	22,260
Latam Airlines Group SA	1,550	21,973
MISC Bhd	6,196	11,360
Pan Ocean Co. Ltd.[2]	872	4,293
TAV Havalimanlari Holding AS	912	5,402

39     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Transportation (Continued)
Turk Hava Yollari AO2	6,922	$28,644
Total Transportation		233,036

Utilities—3.7%
Centrais Eletricas Brasileiras SA2	3,680	21,456
CEZ AS	1,171	27,347
China Gas Holdings Ltd.	3,234	8,936
China Resources Gas Group Ltd.	2,733	9,911
China Resources Power Holdings Co. Ltd.	8,032	14,960
Cia de Saneamento Basico do Estado de Sao Paulo	1,107	11,457
Cia Energetica de Minas Gerais[2]	3,202	6,188
Colbun SA	19,886	4,574
CPFL Energia SA	457	2,666
EDP—Energias do Brasil SA	2,252	9,505
Enel Americas SA	94,058	20,958
Enel Chile SA	91,261	10,805
Enel Generacion Chile SA	9,548	8,646
Engie Brasil Energia SA	508	5,438
ENN Energy Holdings Ltd.	1,813	12,930
Equatorial Energia SA	391	7,738
GAIL India Ltd.	2,410	18,866
Huaneng Power International, Inc., Class H	15,111	9,472
Infraestructura Energetica Nova SAB de CV	1,000	4,930
Interconexion Electrica SA ESP	1,492	7,099
Korea Electric Power Corp.	3,031	108,012
Korea Gas Corp.[2]	1,031	40,978
Manila Electric Co.	1,252	8,241
NTPC Ltd.	10,233	28,377
Perusahaan Gas Negara Persero Tbk PT	44,487	5,738
PGE Polska Grupa Energetyczna SA2	4,964	17,214
Qatar Electricity & Water Co. QSC	200	9,837
RusHydro PJSC[4]	10,625	12,750
Tata Power Co. Ltd. (The)	4,702	6,888
Tauron Polska Energia SA2	13,705	12,029
Tenaga Nasional Bhd	9,214	34,743
Total Utilities		508,689

Total Common Stocks (Cost $12,417,335)		13,393,269

PREFERRED STOCKS—2.8%
Automobiles & Components—0.3%
Hyundai Motor Co.-2nd Preferred	236	$22,486
Hyundai Motor Co.	142	12,428
Total Automobiles & Components		34,914

Banks—1.0%
Banco Bradesco SA	7,450	76,025
Itau Unibanco Holding SA	5,103	65,505
Total Banks		141,530

Energy—0.5%
Petroleo Brasileiro SA2	13,716	66,572

Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao	770	18,322

Food, Beverage & Tobacco—0.1%
Embotelladora Andina SA, Class A	1,898	8,796

Household & Personal Products—0.0%[5]
Amorepacific Corp.[2]	19	2,946

Materials—0.3%
Gerdau SA	4,531	16,911
LG Chem Ltd.[2]	22	5,117
Braskem SA, Class A	956	12,355
Total Materials		34,383

Retailing—0.1%
Lojas Americanas SA	2,013	10,347

Technology Hardware & Equipment—0.3%
Samsung Electronics Co. Ltd.	23	44,902

Telecommunication Services—0.1%
Telefonica Brasil SA	1,313	19,245

Total Preferred Stocks (Cost $339,258)		381,957
Money Market Fund—0.5%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[6] (Cost $67,646)	67,646	67,646

40     OPPENHEIMER ETF TRUST

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[6] (Cost $20,425)	20,425	$20,425
Total Investments—100.4% (Cost $12,844,664)		13,863,297
Liabilities in Excess of Other Assets—(0.4)%		(51,869)
Net Assets—100.0%		$13,811,428

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $80,028 or 0.58% of the Fund’s net assets at period end.

2. Non-income producing security.

3. All or a portion of the security was on loan. The aggregate value of the securities on loan was $158,121; total value of the collateral held by the Fund was $162,561. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $142,136 (Note 4).

4. American Depositary Receipt.

5. Less than 0.05%

6. Rate shown represents annualized 7-day yield as of December 31, 2017.

Geographic Holdings (Unaudited)

Country	Value	% of Net Assets
South Korea	$3,006,075	21.8%
China	2,914,221	21.1
Taiwan	1,353,665	9.8
India	1,315,666	9.5
Brazil	1,139,445	8.2
Russia	1,013,820	7.3
Thailand	456,361	3.3
South Africa	439,518	3.2
Mexico	373,794	2.7
Turkey	252,268	1.8
Malaysia	239,357	1.7
Chile	232,097	1.7
Indonesia	214,307	1.6
Poland	180,518	1.3
Philippines	121,519	0.9
United States	103,559	0.7
Colombia	96,319	0.7
Hong Kong	93,710	0.7
United Arab Emirates	76,542	0.6
Qatar	68,965	0.5
Greece	53,980	0.4
Hungary	41,074	0.3
Czech Republic	27,347	0.2
Peru	23,345	0.2
Pakistan	12,212	0.1
Egypt	9,835	0.1
Romania	3,778	0.0 [1]
Total Investments	$13,863,297	100.4
Liabilities in Excess of Other Assets	(51,869)	(0.4)
Net Assets	$13,811,428	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

41     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer International Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—11.2%
Aisin Seiki Co. Ltd.	600	$33,715
Bayerische Motoren Werke AG	898	93,630
Bridgestone Corp.	700	32,549
Cie Generale des Etablissements Michelin	176	25,266
Continental AG	191	51,616
Daimler AG	2,074	176,325
Denso Corp.	700	42,025
Fiat Chrysler Automobiles NV1	6,621	118,542
Honda Motor Co. Ltd.	3,500	119,991
Isuzu Motors Ltd.	1,200	20,101
Koito Manufacturing Co. Ltd.	100	7,031
Mazda Motor Corp.	2,000	26,835
Minth Group Ltd.	262	1,580
Mitsubishi Motors Corp.	2,300	16,620
Nissan Motor Co. Ltd.	10,000	99,734
NOK Corp.	400	9,342
Peugeot SA	2,527	51,449
Renault SA	606	61,060
Stanley Electric Co. Ltd.	200	8,122
Subaru Corp.	800	25,445
Sumitomo Electric Industries Ltd.	1,500	25,366
Sumitomo Rubber Industries Ltd.	400	7,443
Suzuki Motor Corp.	600	34,802
Toyoda Gosei Co. Ltd.	300	7,635
Toyota Industries Corp.	300	19,281
Toyota Motor Corp.	3,954	253,175
Valeo SA	281	21,011
Volkswagen AG	694	140,587
Yamaha Motor Co. Ltd.	500	16,400
Yokohama Rubber Co. Ltd. (The)	300	7,358
Total Automobiles & Components		1,554,036

Banks—8.2%
ABN AMRO Group NV2	712	22,999
AIB Group PLC	604	3,989
Aozora Bank Ltd.	100	3,893
Australia & New Zealand Banking Group Ltd.	1,336	30,032
Banco Bilbao Vizcaya Argentaria SA	4,823	41,189
Banco Santander SA	13,182	86,727
Banks (Continued)
Bank Hapoalim B.M.	1,030	$7,592
Bankinter SA	572	5,429
BNP Paribas SA	1,192	89,102
BOC Hong Kong Holdings Ltd.	3,483	17,644
CaixaBank SA	2,684	12,534
Commerzbank AG1	1,179	17,704
Commonwealth Bank of Australia	492	30,916
Credit Agricole SA	4,500	74,570
Danske Bank A/S	591	23,028
DBS Group Holdings Ltd.	883	16,419
DNB ASA	610	11,343
Erste Group Bank AG1	311	13,483
Fukuoka Financial Group, Inc.	1,000	5,619
Hachijuni Bank Ltd. (The)	500	2,872
HSBC Holdings PLC	7,203	74,726
ING Groep NV	800	14,722
Intesa Sanpaolo SpA	6,000	19,957
Japan Post Bank Co. Ltd.	1,700	22,138
KBC Group NV	204	17,419
Kyushu Financial Group, Inc.	400	2,422
Lloyds Banking Group PLC	68,387	62,963
Mebuki Financial Group, Inc.	600	2,541
Mitsubishi UFJ Financial Group, Inc.	7,700	56,487
Mizrahi Tefahot Bank Ltd.	181	3,344
Mizuho Financial Group, Inc.	14,700	26,699
National Australia Bank Ltd.	1,170	27,060
Nordea Bank AB	1,427	17,307
Oversea-Chinese Banking Corp. Ltd.	2,500	23,178
Resona Holdings, Inc.	1,400	8,365
Royal Bank of Scotland Group PLC[1]	5,569	20,943
Shizuoka Bank Ltd. (The)	1,000	10,333
Societe Generale SA	1,111	57,432
Standard Chartered PLC[1]	2,004	21,148
Sumitomo Mitsui Financial Group, Inc.	1,100	47,535
Sumitomo Mitsui Trust Holdings, Inc.	300	11,912
Suruga Bank Ltd.	100	2,145
UniCredit SpA[1]	1,271	23,778
United Overseas Bank Ltd.	800	15,834

42     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
Westpac Banking Corp.	1,181	$28,959
Total Banks		1,136,431

Capital Goods—12.3%
ABB Ltd.	1,275	34,174
ACS Actividades de Construccion y Servicios SA	1,031	40,384
Airbus SE	725	72,258
ANDRITZ AG	188	10,629
Asahi Glass Co. Ltd.	300	12,996
Assa Abloy AB, Class B	474	9,865
Atlas Copco AB, Class A	427	18,472
BAE Systems PLC	3,088	23,936
Bouygues SA	714	37,133
Brenntag AG	215	13,624
Bunzl PLC	403	11,296
Cie de Saint-Gobain	716	39,532
CIMIC Group Ltd.	280	11,268
CK Hutchison Holdings Ltd.	2,010	25,224
CNH Industrial NV	1,946	26,076
Daikin Industries Ltd.	200	23,675
DCC PLC	190	19,187
Eiffage SA	175	19,194
Elbit Systems Ltd.	22	2,947
Ferguson PLC	346	24,947
Ferrovial SA	596	13,544
Fuji Electric Co. Ltd.	1,000	7,537
Geberit AG	21	9,247
Hino Motors Ltd.	1,200	15,553
Hitachi Construction Machinery Co. Ltd.	300	10,905
HOCHTIEF AG	132	23,395
IHI Corp.	400	13,316
ITOCHU Corp.	2,294	42,825
Jardine Matheson Holdings Ltd.	1,000	60,750
Jardine Matheson Holdings Ltd.	25	1,519
Jardine Strategic Holdings Ltd.	700	27,706
JGC Corp.	500	9,672
JTEKT Corp.	700	12,030
Kawasaki Heavy Industries Ltd.	400	14,043
Keihan Holdings Co. Ltd.	300	8,842
Komatsu Ltd.	600	21,720
Kone OYJ, Class B	230	12,368
Kubota Corp.	900	17,652
Kurita Water Industries Ltd.	200	6,498
Legrand SA	139	10,714
Capital Goods (Continued)
Leonardo SpA	1,065	$12,686
LIXIL Group Corp.	700	18,953
Marubeni Corp.	9,285	67,266
MINEBEA MITSUMI, Inc.	400	8,391
Mitsubishi Corp.	2,200	60,795
Mitsubishi Electric Corp.	2,200	36,549
Mitsubishi Heavy Industries Ltd.	800	29,898
Mitsui & Co. Ltd.	2,325	37,811
NGK Insulators Ltd.	200	3,778
Nidec Corp.	88	12,350
NSK Ltd.	700	11,024
Obayashi Corp.	1,400	16,952
OSRAM Licht AG	70	6,298
Prysmian SpA	373	12,178
Rexel SA	832	15,106
Rolls-Royce Holdings PLC[1]	1,739	19,925
Rolls-Royce Holdings PLC Entitlement[1]	79,994	108
Safran SA	185	19,085
Schindler Holding AG	80	18,102
Schneider Electric SE1	340	28,930
Seibu Holdings, Inc.	400	7,567
Shimizu Corp.	1,500	15,499
Siemens AG	626	87,310
Siemens Gamesa Renewable Energy SA	1,126	15,455
Skanska AB, Class B	1,125	23,359
Sumitomo Corp.	2,083	35,410
Sumitomo Heavy Industries Ltd.	200	8,469
Taisei Corp.	240	11,972
Thales SA	155	16,729
Toshiba Corp.[1]	15,542	43,736
TOTO Ltd.	100	5,903
Toyota Tsusho Corp.	1,700	68,438
Travis Perkins PLC	452	9,581
Vestas Wind Systems A/S	169	11,687
Vinci SA	466	47,648
Volvo AB, Class B	1,672	31,183
Zodiac Aerospace	205	6,137
Total Capital Goods		1,698,921

Commercial & Professional Services—1.4%
Adecco Group AG	322	24,633
Brambles Ltd.	902	7,104
Capita PLC	919	4,984
Experian PLC	461	10,202
G4S PLC	3,066	11,074
ISS A/S	278	10,774

43     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer International Revenue ETF

	Shares	Value
Commercial & Professional Services (Continued)
Randstad Holding NV	530	$32,610
Recruit Holdings Co. Ltd.	700	17,399
RELX NV	457	10,517
RELX PLC	355	8,351
Securitas AB, Class B	999	17,473
SGS SA	5	13,038
Toppan Printing Co. Ltd.	2,000	18,092
Wolters Kluwer NV	188	9,816
Total Commercial & Professional Services		196,067

Consumer Durables & Apparel—2.8%
adidas AG	104	20,874
Asics Corp.	300	4,783
Cie Financiere Richemont SA	120	10,873
Electrolux AB, Series B	484	15,624
Hermes International	11	5,894
Iida Group Holdings Co. Ltd.	700	13,205
Kering	37	17,461
Li & Fung Ltd.	35,969	19,739
Luxottica Group SpA	163	10,012
LVMH Moet Hennessy Louis Vuitton SE	142	41,844
Nikon Corp.	500	10,075
Panasonic Corp.	4,300	62,964
SEB SA	41	7,604
Sega Sammy Holdings, Inc.	500	6,205
Sekisui Chemical Co. Ltd.	700	14,056
Sekisui House Ltd.	1,100	19,876
Sharp Corp.[1]	600	20,613
Sony Corp.	1,369	61,772
Swatch Group AG (The)	20	8,156
Techtronic Industries Co. Ltd.	1,448	9,438
Yue Yuen Industrial Holdings Ltd.	2,480	9,739
Total Consumer Durables & Apparel		390,807

Consumer Services—1.0%
Benesse Holdings, Inc.	200	7,057
Compass Group PLC	1,462	31,644
Galaxy Entertainment Group Ltd.	1,220	9,785
Genting Singapore PLC	5,300	5,195
McDonald’s Holdings Co. Japan Ltd.	215	9,457
Melco Resorts & Entertainment Ltd.[3]	267	7,754
Consumer Services (Continued)
MGM China Holdings Ltd.	1,598	$4,834
Sands China Ltd.	2,422	12,501
Shangri-La Asia Ltd.	2,617	5,939
SJM Holdings Ltd.	11,077	9,919
TUI AG	1,355	28,228
Wynn Macau Ltd.	2,340	7,409
Total Consumer Services		139,722

Diversified Financials—3.0%
Credit Saison Co. Ltd.	395	7,188
Credit Suisse Group AG1	1,905	34,014
Deutsche Bank AG	2,413	45,998
EXOR NV	2,427	148,923
First Pacific Co. Ltd.	11,959	8,108
Groupe Bruxelles Lambert SA	127	13,724
Hong Kong Exchanges & Clearing Ltd.	140	4,295
Japan Exchange Group, Inc.	100	1,741
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	10,126
Nomura Holdings, Inc.	2,600	15,351
ORIX Corp.	1,600	27,050
Pargesa Holding SA	95	8,237
SBI Holdings, Inc.	400	8,366
Standard Life Aberdeen PLC	4,365	25,780
UBS Group AG1	2,111	38,862
Wendel SA	80	13,872
Total Diversified Financials		411,635

Energy—7.3%
BP PLC	29,365	207,635
Caltex Australia Ltd.	713	18,989
Eni SpA	4,227	70,046
Galp Energia SGPS SA	902	16,599
Idemitsu Kosan Co. Ltd.	1,123	45,109
Inpex Corp.	1,396	17,461
John Wood Group PLC	1,182	10,393
JXTG Holdings, Inc.	12,895	83,219
Neste OYJ	253	16,208
OMV AG	356	22,584
Repsol SA	2,152	38,103
Royal Dutch Shell PLC, Class A	4,160	139,560
Royal Dutch Shell PLC, Class B	3,508	119,039
Showa Shell Sekiyu KK	1,400	19,015
Statoil ASA	2,296	49,180
Tenaris SA	221	3,492
TOTAL SA	2,361	130,542
Total Energy		1,007,174

44     OPPENHEIMER ETF TRUST

	Shares	Value
Food & Staples Retailing—4.8%
Aeon Co. Ltd.	4,258	$71,912
Carrefour SA	4,403	95,380
Casino Guichard Perrachon SA	651	39,524
Colruyt SA	160	8,331
FamilyMart UNY Holdings Co. Ltd.	100	7,013
ICA Gruppen AB	399	14,517
J Sainsbury PLC	12,556	41,002
Jeronimo Martins SGPS SA	823	16,005
Koninklijke Ahold Delhaize NV	4,039	88,925
METRO AG1	2,040	40,786
Seven & i Holdings Co. Ltd.	1,200	49,885
Tesco PLC	27,928	79,054
Wesfarmers Ltd.	1,481	51,455
Wm Morrison Supermarkets PLC	7,463	22,200
Woolworths Group Ltd.	1,993	42,556
Total Food & Staples Retailing		668,545

Food, Beverage & Tobacco—3.9%
Ajinomoto Co., Inc.	600	11,297
Anheuser-Busch InBev SA	295	32,990
Asahi Group Holdings Ltd.	298	14,788
Associated British Foods PLC	455	17,357
British American Tobacco PLC	452	30,682
Carlsberg A/S, Class B	77	9,252
Coca-Cola Amatil Ltd.	920	6,124
Coca-Cola Bottlers Japan, Inc.	200	7,306
Coca-Cola European Partners PLC	349	13,908
Coca-Cola HBC AG1	322	10,541
Danone SA	321	26,963
Davide Campari-Milano SpA	173	1,339
Diageo PLC	555	20,459
Golden Agri-Resources Ltd.	37,631	10,419
Heineken Holding NV	262	25,952
Heineken NV	246	25,679
Imperial Brands PLC	418	17,902
Japan Tobacco, Inc.	600	19,339
Kerry Group PLC, Class A	64	7,186
Kikkoman Corp.	100	4,048
Kirin Holdings Co. Ltd.	800	20,172
Marine Harvest ASA[1]	135	2,294
Food, Beverage & Tobacco (Continued)
MEIJI Holdings Co. Ltd.	100	$8,513
Nestle SA	923	79,371
Orkla ASA	726	7,727
Pernod Ricard SA	70	11,091
Suntory Beverage & Food Ltd.	300	13,342
Swedish Match AB	180	7,105
WH Group Ltd.[2]	21,175	23,891
Wilmar International Ltd.	18,664	43,154
Yamazaki Baking Co. Ltd.	600	11,702
Total Food, Beverage & Tobacco		541,893

Health Care Equipment & Services—1.5%
Alfresa Holdings Corp.	1,200	28,197
Essilor International Cie Generale d’Optique SA	85	11,733
Fresenius Medical Care AG & Co. KGaA	214	22,557
Fresenius SE & Co. KGaA	455	35,552
Koninklijke Philips NV	680	25,754
Medipal Holdings Corp.	1,500	29,387
Olympus Corp.	200	7,670
Ramsay Health Care Ltd.	155	8,501
Smith & Nephew PLC	449	7,823
Sonic Healthcare Ltd.	370	6,615
Suzuken Co. Ltd.	572	23,535
Total Health Care Equipment & Services		207,324

Household & Personal Products—1.2%
Essity AB, Class B1	407	11,582
Henkel AG & Co KGaA	80	9,606
Kao Corp.	200	13,527
L’Oreal SA	158	35,090
Reckitt Benckiser Group PLC	131	12,261
Shiseido Co. Ltd.	200	9,669
Unicharm Corp.	300	7,802
Unilever NV	631	35,578
Unilever PLC	479	26,732
Total Household & Personal Products		161,847

Insurance—7.6%
Aegon NV	4,464	28,490
Ageas	248	12,125
AIA Group Ltd.	2,486	21,196
Allianz SE	293	67,376
Assicurazioni Generali SpA	3,628	66,219
Aviva PLC	4,130	28,297

45     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer International Revenue ETF

	Shares	Value
Insurance (Continued)
AXA SA	3,505	$104,105
Baloise Holding AG	79	12,298
CNP Assurances	1,408	32,555
Dai-ichi Life Holdings, Inc.	1,900	39,198
Direct Line Insurance Group PLC	1,102	5,690
Hannover Rueck SE	148	18,643
Insurance Australia Group Ltd.	1,935	10,957
Japan Post Holdings Co. Ltd.	9,657	110,758
Legal & General Group PLC	3,415	12,625
Mapfre SA	5,984	19,243
Medibank Pvt Ltd.	3,130	8,054
MS&AD Insurance Group Holdings, Inc.	1,400	47,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	54,695
NN Group NV	287	12,448
Poste Italiane SpA[2]	4,583	34,533
Prudential PLC	2,013	51,888
QBE Insurance Group Ltd.	1,470	12,279
RSA Insurance Group PLC	1,206	10,319
Sampo OYJ, Class A	144	7,920
SCOR SE	398	16,032
Sompo Holdings, Inc.	700	27,118
Sony Financial Holdings, Inc.	600	10,631
Suncorp Group Ltd.	1,211	13,128
Swiss Life Holding AG1	22	7,789
Swiss Re AG	331	30,994
T&D Holdings, Inc.	900	15,395
Tokio Marine Holdings, Inc.	1,000	45,637
Tryg A/S	224	5,607
UnipolSai Assicurazioni SpA	5,651	13,212
Zurich Insurance Group AG	135	41,089
Total Insurance		1,055,943

Materials—8.2%
Air Liquide SA	176	22,201
Air Water, Inc.	500	10,555
Akzo Nobel NV	200	17,536
Amcor Ltd.	893	10,770
Anglo American PLC[4]	1,258	26,369
ArcelorMittal[1]	1,952	63,557
Asahi Kasei Corp.	1,173	15,135
BASF SE	649	71,495
BHP Billiton Ltd.	1,118	25,857
BHP Billiton PLC	801	16,497
BlueScope Steel Ltd.	772	9,281
Materials (Continued)
Covestro AG2	161	$16,632
CRH PLC	380	13,658
Evonik Industries AG	371	13,975
Fortescue Metals Group Ltd.	2,198	8,390
Fresnillo PLC	100	1,933
Givaudan SA	5	11,555
Glencore PLC[1]	34,370	181,327
HeidelbergCement AG	180	19,507
Hitachi Chemical Co. Ltd.	300	7,707
Hitachi Metals Ltd.	700	10,054
Israel Chemicals Ltd.	1,294	5,256
JFE Holdings, Inc.	1,248	29,979
Johnson Matthey PLC	419	17,429
Kaneka Corp.	1,000	9,134
Kobe Steel Ltd.[1]	1,500	13,915
Kuraray Co. Ltd.	400	7,549
LafargeHolcim Ltd.[1]	433	24,416
Linde AG	100	21,782
Mitsubishi Chemical Holdings Corp.	3,000	32,929
Mitsubishi Gas Chemical Co., Inc.	300	8,615
Mitsubishi Materials Corp.	300	10,679
Newcrest Mining Ltd.	258	4,605
Nippon Paint Holdings Co. Ltd.	200	6,329
Nippon Steel & Sumitomo Metal Corp.	1,764	45,270
Nitto Denko Corp.	100	8,886
Norsk Hydro ASA	1,550	11,815
Oji Holdings Corp.	3,000	19,973
Rio Tinto Ltd.	155	9,191
Rio Tinto PLC	588	31,355
Shin-Etsu Chemical Co. Ltd.	100	10,164
Solvay SA	70	9,742
South32 Ltd.	2,795	7,630
Stora Enso OYJ, Class R	630	10,001
Sumitomo Chemical Co. Ltd.	3,000	21,571
Sumitomo Metal Mining Co. Ltd.	200	9,193
Taiheiyo Cement Corp.	200	8,637
Taiyo Nippon Sanso Corp.	500	7,000
Teijin Ltd.	400	8,913
thyssenkrupp AG	1,782	51,816
Toray Industries, Inc.	2,100	19,807
Tosoh Corp.	400	9,069
Toyo Seikan Group Holdings Ltd.	500	8,034

46     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
Umicore SA	351	$16,630
UPM-Kymmene OYJ	365	11,356
voestalpine AG	276	16,520
Yara International ASA	270	12,435
Total Materials		1,131,616

Media—1.1%
Altice NV, Class B1	2,455	26,045
Dentsu, Inc.	200	8,478
Hakuhodo DY Holdings, Inc	1,100	14,286
Lagardere SCA	361	11,587
Pearson PLC	660	6,571
Publicis Groupe SA	187	12,721
RTL Group SA	140	11,206
Sky PLC[1]	1,263	17,290
Toho Co. Ltd.	100	3,467
Vivendi SA	627	16,880
WPP PLC	1,108	20,100
Total Media		148,631

Pharmaceuticals, Biotechnology & Life Sciences—2.9%
Astellas Pharma, Inc.	1,000	12,756
AstraZeneca PLC	305	21,129
Bayer AG	427	53,325
Chugai Pharmaceutical Co. Ltd.	100	5,122
CSL Ltd.	70	7,736
Daiichi Sankyo Co. Ltd.	500	13,036
Eurofins Scientific SE	12	7,314
GlaxoSmithKline PLC	1,988	35,566
Grifols SA	80	2,346
H Lundbeck A/S	41	2,083
Kyowa Hakko Kirin Co. Ltd.	200	3,869
Lonza Group AG1	30	8,106
Merck KGaA	60	6,466
Novartis AG	587	49,634
Novo Nordisk A/S, Class B	260	14,026
Otsuka Holdings Co. Ltd.	300	13,177
Recordati SpA	25	1,113
Roche Holding AG	150	37,943
Sanofi	401	34,597
Shire PLC	272	14,350
Takeda Pharmaceutical Co. Ltd.	300	17,047
Teva Pharmaceutical Industries Ltd.[3]	1,611	30,528
Vifor Pharma AG	45	5,768
Total Pharmaceuticals, Biotechnology & Life Sciences		397,037
Real Estate—1.5%
Azrieli Group Ltd.	35	$1,959
CapitaLand Ltd.	3,100	8,188
CK Asset Holdings Ltd.	1,656	14,469
Daito Trust Construction Co. Ltd.	100	20,395
Daiwa House Industry Co. Ltd.	900	34,570
Goodman Group	1,608	10,590
Hang Lung Group Ltd.	889	3,270
Hulic Co. Ltd.	200	2,248
ICADE	114	11,215
LendLease Group	1,158	14,809
Mirvac Group	4,124	7,580
Mitsubishi Estate Co. Ltd.	700	12,179
Mitsui Fudosan Co. Ltd.	700	15,690
New World Development Co. Ltd.	5,305	7,967
Nomura Real Estate Holdings, Inc.	300	6,727
Segro PLC	1,227	9,743
Tokyu Fudosan Holdings Corp.	1,500	10,852
Wharf Holdings Ltd. (The)	1,894	6,542
Wheelock & Co. Ltd.	1,538	10,978
Total Real Estate		209,971

Retailing—1.3%
Don Quijote Holdings Co. Ltd.	200	10,457
Dufry AG1	65	9,665
Hennes & Mauritz AB, Class B	840	17,369
Industria de Diseno Textil SA	669	23,333
Isetan Mitsukoshi Holdings Ltd.	1,100	13,641
J Front Retailing Co. Ltd.	600	11,308
Jardine Cycle & Carriage Ltd.	521	15,855
Kingfisher PLC	4,141	18,917
Marks & Spencer Group PLC	3,310	14,096
Next PLC	100	6,121
Rakuten, Inc.	900	8,249
Takashimaya Co. Ltd.	1,000	10,528
Yamada Denki Co. Ltd.	3,600	19,846
Zalando SE1,2,4	110	5,827
Total Retailing		185,212

47     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer International Revenue ETF

	Shares	Value
Semiconductors & Semiconductor Equipment—0.3%
ASM Pacific Technology Ltd.	359	$5,001
NXP Semiconductors NV1	156	18,266
Renesas Electronics Corp.[1]	500	5,828
STMicroelectronics NV	447	9,772
Total Semiconductors & Semiconductor Equipment		38,867

Software & Services—1.2%
Amadeus IT Group SA	110	7,940
Atos SE	110	16,029
Capgemini SE	142	16,862
Dassault Systemes SE	102	10,851
Fujitsu Ltd.	5,277	37,602
Otsuka Corp.	100	7,670
SAP SE	331	37,143
United Internet AG	81	5,577
Worldpay Group PLC[2]	2,114	12,182
Yahoo Japan Corp.	2,000	9,179
Total Software & Services		161,035

Technology Hardware & Equipment—2.3%
Alps Electric Co. Ltd.	200	5,717
Brother Industries Ltd.	300	7,403
Canon, Inc.	1,100	41,012
FUJIFILM Holdings Corp.	600	24,527
Hitachi High-Technologies Corp.	200	8,433
Hitachi Ltd.	10,067	78,454
Konica Minolta, Inc.	1,000	9,623
NEC Corp.	788	21,260
Nippon Electric Glass Co. Ltd.	100	3,817
Nokia OYJ	5,066	23,688
Omron Corp.	200	11,931
Ricoh Co. Ltd.	2,100	19,518
Seiko Epson Corp.	500	11,802
TDK Corp.	200	15,961
Telefonaktiebolaget LM Ericsson, Class B	3,565	23,447
Yaskawa Electric Corp.	200	8,815
Total Technology Hardware & Equipment		315,408

Telecommunication Services—4.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,901	2,880
BT Group PLC	9,565	35,156
Deutsche Telekom AG	4,248	75,469
Elisa OYJ	135	5,304
Iliad SA	27	6,476
KDDI Corp.	1,600	39,833
Telecommunication Services (Continued)
Koninklijke KPN NV	2,824	$9,861
Millicom International Cellular SA	95	6,428
Nippon Telegraph & Telephone Corp.	1,900	89,409
NTT DOCOMO, Inc.	1,600	37,795
Orange SA	2,426	42,168
Proximus SADP[4]	240	7,882
SoftBank Group Corp.	841	66,593
Spark New Zealand Ltd.	4,369	11,279
Swisscom AG	10	5,321
TDC A/S	290	1,784
Tele2 AB, Class B	554	6,821
Telecom Italia SpA[1]	24,774	21,434
Telefonica Deutschland Holding AG	1,737	8,731
Telefonica SA	5,873	57,300
Telenor ASA	711	15,290
Telia Co. AB	2,390	10,669
Telstra Corp. Ltd.	6,842	19,426
TPG Telecom Ltd.	606	3,114
Vodafone Group PLC	14,054	44,677
Total Telecommunication Services		631,100

Transportation—3.3%
A.P. Moeller—Maersk A/S, Class A	4	6,683
A.P. Moeller—Maersk A/S, Class B	16	27,972
Abertis Infraestructuras SA	758	16,884
Aena SME SA2	53	10,756
Aeroports de Paris	41	7,803
ANA Holdings, Inc.	500	20,888
Atlantia SpA	292	9,229
Bollore SA	3,641	19,797
Central Japan Railway Co.	100	17,914
Deutsche Lufthansa AG	1,080	39,840
Deutsche Post AG	1,694	80,858
DSV A/S	210	16,548
East Japan Railway Co.	300	29,281
easyJet PLC	464	9,189
Fraport AG Frankfurt Airport Services Worldwide	73	8,052
International Consolidated Airlines Group SA	2,910	25,285
Mitsui OSK Lines Ltd.	500	16,689
Nippon Express Co. Ltd.	300	19,947
Nippon Yusen KK1	900	21,963
Royal Mail PLC	3,211	19,655

48     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation (Continued)
Ryanair Holdings PLC[1,3]	81	$8,439
Singapore Airlines Ltd.	1,375	10,978
Yamato Holdings Co. Ltd.	800	16,103
Total Transportation		460,753

Utilities—6.0%
AGL Energy Ltd.	554	10,555
Centrica PLC	16,046	29,803
Chubu Electric Power Co., Inc.	1,700	21,135
Chugoku Electric Power Co., Inc. (The)	1,300	13,975
E.ON SE	3,666	39,888
EDP—Energias de Portugal SA	4,391	15,212
Electric Power Development Co. Ltd.	300	8,082
Electricite de France SA	5,978	74,799
Endesa SA	887	19,017
Enel SpA	11,197	68,975
Engie SA	4,227	72,761
Gas Natural SDG SA	1,107	25,589
Iberdrola SA	3,577	27,747
Innogy SE2	992	38,922
Kansai Electric Power Co., Inc. (The)	1,900	23,276
Kyushu Electric Power Co., Inc.	1,400	14,677
National Grid PLC	1,350	15,981
Orsted A/S2	195	10,652
RWE AG1	1,873	38,235
Severn Trent PLC	157	4,592
SSE PLC	2,036	36,355
Suez	964	16,976
Terna Rete Elettrica Nazionale SpA	1,379	8,021
Toho Gas Co. Ltd.	200	5,486
Tohoku Electric Power Co., Inc.	1,300	16,629
Tokyo Electric Power Co. Holdings, Inc.[1]	10,900	43,155
Tokyo Gas Co. Ltd.	600	13,734
Uniper SE4	2,648	82,673
United Utilities Group PLC	378	4,242
Veolia Environnement SA	1,161	29,660
Total Utilities		830,804

Total Common Stocks (Cost $12,491,453)		13,680,779

PREFERRED STOCKS—0.9%
Automobiles & Components—0.8%
Volkswagen AG	512	$102,335
Bayerische Motoren Werke AG	94	8,425
Total Automobiles & Components		110,760

Household & Personal Products—0.1%
Henkel AG & Co KGaA	119	15,768
Total Preferred Stocks (Cost $104,289)		126,528
RIGHT—0.0%[5]
Energy—0.0%[5]
Repsol SA, expiring 1/10/18 (Cost $986)[1]	2,152	979
Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[6] (Cost $36,446)	36,446	36,446
Investment of Cash Collateral for Securities Loaned—0.9%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[6] (Cost $126,348)	126,348	126,348
Total Investments—101.0% (Cost $12,759,522)		13,971,080
Liabilities in Excess of Other Assets—(1.0)%		(138,981)
Net Assets—100.0%		$13,832,099

PLC – Public Limited Company

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $176,394 or 1.28% of the Fund’s net assets at period end.

3. American Depositary Receipt.

4. All or a portion of the security was on loan. The aggregate value of the securities on loan was $122,541; total value of the collateral held by the Fund was $126,348.

5. Less than 0.05%

6. Rate shown represents annualized 7-day yield as of December 31, 2017.

49     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer International Revenue ETF

Geographic Holdings (Unaudited)

Country	Value	% of Net Assets
Japan	$4,361,514	31.5%
Germany	1,797,547	13.0
France	1,705,428	12.3
United Kingdom	1,633,781	11.8
Netherlands	766,627	5.5
Switzerland	749,871	5.4
Australia	470,837	3.4
Spain	464,500	3.4
Italy	372,731	2.7
Hong Kong	305,728	2.2
Sweden	224,795	1.6
United States	177,144	1.3
Singapore	149,221	1.1
Denmark	140,098	1.0
Belgium	118,842	0.9
Norway	110,084	0.8
Finland	86,844	0.6
Luxembourg	85,570	0.6
Austria	63,217	0.5
Israel	54,507	0.4
Portugal	47,815	0.4
Ireland	33,272	0.2
China	19,224	0.1
Macau	12,243	0.1
New Zealand	11,279	0.1
Colombia	6,428	0.1
Mexico	1,933	0.0 [1]
Total Investments	$13,971,080	101.0
Liabilities in Excess of Other Assets	(138,981)	(1.0)
Net Assets	$13,832,099	100.0%

1. Less than 0.05%

50     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Global Revenue ETF

	Shares	Value
COMMON STOCKS—98.7%
Automobiles & Components—6.7%
Aisin Seiki Co. Ltd.	300	$16,857
Aptiv PLC	109	9,246
Bayerische Motoren Werke AG	495	51,611
Bridgestone Corp.	348	16,181
Daimler AG	975	82,891
Delphi Technologies PLC[1]	36	1,889
Denso Corp.	384	23,054
Fiat Chrysler Automobiles NV1	2,938	52,602
Ford Motor Co.	5,331	66,584
Geely Automobile Holdings Ltd.	1,383	4,794
General Motors Co.	1,486	60,911
Goodyear Tire & Rubber Co. (The)	272	8,788
Honda Motor Co. Ltd.	1,600	54,853
Hyundai Mobis Co. Ltd.[1]	67	16,460
Hyundai Motor Co.	249	36,284
Hyundai Wia Corp.[1]	78	4,736
Isuzu Motors Ltd.	700	11,726
Kia Motors Corp.[1]	710	22,218
Lear Corp.	79	13,956
Magna International, Inc.	362	20,583
Mahindra & Mahindra Ltd.	1,008	11,862
Mazda Motor Corp.	1,100	14,759
Mitsubishi Motors Corp.	1,235	8,924
Nissan Motor Co. Ltd.	4,936	49,229
Peugeot SA	1,415	28,809
Renault SA	307	30,933
Subaru Corp.	500	15,903
Sumitomo Electric Industries Ltd.	900	15,220
Suzuki Motor Corp.	273	15,835
Tata Motors Ltd.[1]	2,893	19,574
Tesla, Inc.[1,2]	22	6,850
Toyota Motor Corp.	1,895	121,337
Yamaha Motor Co. Ltd.	300	9,840
Total Automobiles & Components		925,299

Banks—8.0%
Alior Bank SA1	141	3,226
Australia & New Zealand Banking Group Ltd.	937	21,063
Axis Bank Ltd.	872	7,705
Banco Bilbao Vizcaya Argentaria SA	2,958	25,262
Banco Bradesco SA	4,238	40,961
Banks (Continued)
Banco de Chile	63,441	$10,171
Banco do Brasil SA	3,009	28,864
Banco Santander Brasil SA	1,703	16,367
Banco Santander SA	3,350	22,040
Banco Santander SA3	3,735	24,427
Bank Central Asia Tbk PT	11,532	18,614
Bank Handlowy w Warszawie SA	197	4,642
Bank Millennium SA1	974	2,506
Bank of America Corp.	1,722	50,833
Bank of China Ltd., Class H	40,866	20,074
BDO Unibank, Inc.	2,647	8,696
BNP Paribas SA	625	46,719
CaixaBank SA	2,095	9,783
China Construction Bank Corp., Class H	67,269	61,957
Citigroup, Inc.	629	46,804
Commercial International Bank Egypt SAE	476	2,074
Commerzbank AG1	646	9,700
Credit Agricole SA	2,472	40,964
DNB ASA	553	10,283
Dubai Islamic Bank PJSC	8,929	15,049
Erste Group Bank AG1	206	8,931
Grupo Financiero Banorte SAB de CV, Class O	1,038	5,721
HSBC Holdings PLC	4,186	43,427
ICICI Bank Ltd.	2,078	10,223
Industrial & Commercial Bank of China Ltd., Class H	26,261	21,130
ING Groep NV	2,073	38,148
JPMorgan Chase & Co.	603	64,485
Kasikornbank PCL	2,057	14,643
Lloyds Banking Group PLC	35,740	32,905
Masraf Al Rayan QSC	1,292	13,025
MCB Bank Ltd.	1,279	2,461
Mitsubishi UFJ Financial Group, Inc.	3,871	28,398
Moneta Money Bank AS4	1,507	5,841
National Bank of Greece SA1	12,916	4,948
OTP Bank PLC	208	8,631
Piraeus Bank SA1	1,011	3,727
Royal Bank of Canada	474	38,833
Royal Bank of Scotland Group PLC[1]	3,571	13,429
Sberbank of Russia PJSC[3]	1,524	25,954
Security Bank Corp.	640	3,223
Societe Generale SA	602	31,120
Standard Chartered PLC[1]	1,234	13,022
State Bank of India	4,363	21,184

51     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global Revenue ETF

	Shares	Value
Banks (Continued)
Sumitomo Mitsui Financial Group, Inc.	600	$25,928
SVB Financial Group[1]	26	6,078
UniCredit SpA[1]	676	12,647
VTB Bank PJSC	7,902	14,461
Wells Fargo & Co.	897	54,421
Total Banks		1,115,728

Capital Goods—10.2%
ABB Ltd.	997	26,723
ACS Actividades de Construccion y Servicios SA	518	20,290
AGCO Corp.	126	9,000
Airbus SE	362	36,079
Alfa SAB de CV, Class A	6,082	6,721
Alliance Global Group, Inc.[1]	4,946	1,585
ANDRITZ AG	114	6,446
Arconic, Inc.	280	7,630
Asahi Glass Co. Ltd.	200	8,664
BAE Systems PLC	1,940	15,037
Berli Jucker PCL	2,496	5,055
Bharat Heavy Electricals Ltd.	2,625	3,804
Boeing Co. (The)	148	43,647
Bombardier, Inc., Class B1	2,621	6,338
Bouygues SA	461	23,975
CAE, Inc.	385	7,175
Caterpillar, Inc.	152	23,952
China Communications Construction Co. Ltd., Class H	8,462	9,612
China Railway Construction Corp. Ltd., Class H	7,425	8,605
China Railway Group Ltd., Class H	13,538	10,010
China State Construction International Holdings Ltd.	3,814	5,338
CIMIC Group Ltd.	137	5,513
CITIC Ltd.	16,071	23,190
CJ Corp.[1]	68	11,529
CNH Industrial NV	1,075	14,405
Cobham PLC[1]	1,691	2,889
Cummins, Inc.	82	14,484
Daewoo Engineering & Construction Co. Ltd.[1]	1,028	5,685
DCC PLC	138	13,936
Deere & Co.	110	17,216
Doosan Heavy Industries & Construction Co. Ltd.[1]	475	6,811
Embraer SA	997	6,011
Ferguson PLC	207	14,925
Capital Goods (Continued)
Finning International, Inc.	199	$5,038
Fluor Corp.	239	12,344
Fosun International Ltd.	3,005	6,658
Fuji Electric Co. Ltd.	1,000	7,537
General Dynamics Corp.	107	21,769
General Electric Co.	2,798	48,825
GS Engineering & Construction Corp.[1]	278	7,349
Hanwha Corp.[1]	550	21,321
HD Supply Holdings, Inc.[1]	145	5,804
Hino Motors Ltd.	700	9,072
Hitachi Construction Machinery Co. Ltd.	200	7,270
HOCHTIEF AG	85	15,065
Huntington Ingalls Industries, Inc.	29	6,835
Hyundai Engineering & Construction Co. Ltd.[1]	258	8,748
Hyundai Heavy Industries Co. Ltd.[1]	69	6,477
IHI Corp.	200	6,658
Ingersoll-Rand PLC	131	11,684
ITOCHU Corp.	1,222	22,813
Jacobs Engineering Group, Inc.	135	8,905
Jardine Matheson Holdings Ltd.	588	35,721
Jardine Strategic Holdings Ltd.	474	18,761
JGC Corp.	300	5,803
Johnson Controls International PLC	403	15,358
JTEKT Corp.	400	6,874
Kajima Corp.	865	8,324
Kawasaki Heavy Industries Ltd.	300	10,533
KOC Holding AS	3,832	18,677
Komatsu Ltd.	279	10,100
Kubota Corp.	500	9,807
Leonardo SpA	582	6,933
LIXIL Group Corp.	400	10,830
Lockheed Martin Corp.	81	26,005
Lotte Corp.[1]	1	58
Marubeni Corp.	4,100	29,703
MINEBEA MITSUMI, Inc.	200	4,195
MISUMI Group, Inc.	27	786
Mitsubishi Corp.	960	26,529
Mitsubishi Electric Corp.	1,054	17,511
Mitsubishi Heavy Industries Ltd.	400	14,949

52     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
Mitsui & Co. Ltd.	1,138	$18,507
Nabtesco Corp.	63	2,416
Northrop Grumman Corp.	60	18,415
NSK Ltd.	400	6,299
Obayashi Corp.	700	8,476
Posco Daewoo Corp.[1]	599	10,155
Raytheon Co.	93	17,470
Rexel SA	596	10,821
Rolls-Royce Holdings PLC[1]	963	11,034
Rolls-Royce Holdings PLC Entitlement[1]	32,200	44
Samsung C&T Corp.[1]	119	14,006
Samsung Heavy Industries Co. Ltd.[1]	498	3,410
Schindler Holding AG	106	24,398
Siemens AG	325	45,329
Siemens Gamesa Renewable Energy SA	561	7,700
SK Holdings Co. Ltd.[1]	152	40,181
SK Networks Co. Ltd.[1]	1,568	9,740
SNC-Lavalin Group, Inc.	194	8,833
Spirit AeroSystems Holdings, Inc., Class A	79	6,893
Sumitomo Corp.	1,000	17,000
Taisei Corp.	100	4,980
Textron, Inc.	212	11,997
Toshiba Corp.[1]	6,543	18,412
TOTO Ltd.	100	5,903
Toyota Tsusho Corp.	800	32,206
Travis Perkins PLC	326	6,910
United Technologies Corp.	261	33,296
Vestas Wind Systems A/S	85	5,878
Vinci SA	311	31,799
Volvo AB, Class B	1,004	18,725
W.W. Grainger, Inc.[2]	33	7,796
Weichai Power Co. Ltd., Class H	2,741	3,001
Zodiac Aerospace	253	7,574
Total Capital Goods		1,409,513

Commercial & Professional Services—0.8%
Capita PLC	687	3,726
Dai Nippon Printing Co. Ltd.	500	11,154
G4S PLC	2,544	9,188
ISS A/S	291	11,278
ManpowerGroup, Inc.	135	17,025
Persol Holdings Co. Ltd.	300	7,521
Randstad Holding NV	347	21,351
Recruit Holdings Co. Ltd.	500	12,428
Commercial & Professional Services (Continued)
SGS SA	5	$13,037
Total Commercial & Professional Services		106,708

Consumer Durables & Apparel—2.1%
adidas AG	63	12,645
D.R. Horton, Inc.	182	9,295
Electrolux AB, Series B	452	14,591
Feng TAY Enterprise Co. Ltd.	1,000	4,553
Haier Electronics Group Co. Ltd.[1]	2,123	5,812
Husqvarna AB, Class B	1,313	12,525
Iida Group Holdings Co. Ltd.	400	7,545
LG Electronics, Inc.	239	23,664
Li & Fung Ltd.	21,368	11,726
Lululemon Athletica, Inc.[1]	52	4,087
LVMH Moet Hennessy Louis Vuitton SE	102	30,057
Mattel, Inc.[2]	189	2,907
Michael Kors Holdings Ltd.[1]	66	4,155
Newell Brands, Inc.	303	9,363
NIKE, Inc., Class B	265	16,576
Panasonic Corp.	1,970	28,846
Polaris Industries, Inc.[2]	36	4,464
PulteGroup, Inc.	198	6,583
PVH Corp.	44	6,037
Sega Sammy Holdings, Inc.	300	3,723
Sharp Corp.[1]	300	10,306
Sony Corp.	636	28,698
Steinhoff International Holdings NV	2,898	1,088
Under Armour, Inc., Class A1,2	255	3,680
VF Corp.	125	9,250
Whirlpool Corp.	72	12,142
Yue Yuen Industrial Holdings Ltd.	2,287	8,981
Total Consumer Durables & Apparel		293,299

Consumer Services—1.0%
Aramark	421	17,994
Benesse Holdings, Inc.	200	7,057
Chipotle Mexican Grill, Inc.[1]	16	4,624
Flight Centre Travel Group Ltd.	98	3,391
Hilton Worldwide Holdings, Inc.	231	18,448

53     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global Revenue ETF

	Shares	Value
Consumer Services (Continued)
Marriott International, Inc., Class A	143	$19,409
McDonald’s Holdings Co. Japan Ltd.	100	4,399
Melco Resorts & Entertainment Ltd.[3]	266	7,725
MGM Resorts International	268	8,948
Minor International PCL	8,004	10,745
SJM Holdings Ltd.	9,536	8,539
Tabcorp Holdings Ltd.	1,826	7,969
TUI AG	836	17,416
Yum China Holdings, Inc.	142	5,683
Total Consumer Services		142,347

Diversified Financials—3.2%
Ally Financial, Inc.	193	5,628
Ameriprise Financial, Inc.	52	8,812
ASX Ltd.	206	8,839
Berkshire Hathaway, Inc., Class B1	305	60,457
Brookfield Asset Management, Inc., Class A	444	19,391
Capital One Financial Corp.	162	16,132
Cboe Global Markets, Inc.	57	7,102
Challenger Ltd.	331	3,632
CI Financial Corp.	300	7,128
Credit Suisse Group AG1	1,012	18,070
Deutsche Bank AG	1,066	20,321
EXOR NV	1,103	67,681
First Pacific Co. Ltd.	11,392	7,724
Goldman Sachs Group, Inc. (The)	80	20,381
GT Capital Holdings, Inc.	136	3,520
Haci Omer Sabanci Holding AS	2,398	7,033
Hargreaves Lansdown PLC	315	7,679
Leucadia National Corp.	301	7,974
Morgan Stanley	433	22,720
Onex Corp.	222	16,334
ORIX Corp.	721	12,189
S&P Global, Inc.	65	11,011
Singapore Exchange Ltd.	5,268	29,328
Standard Life Aberdeen PLC	2,520	14,883
Synchrony Financial	248	9,575
UBS Group AG1	1,183	21,778
Voya Financial, Inc.	158	7,816
Total Diversified Financials		443,138

Energy—9.8%
Andeavor	169	19,323
Baker Hughes a GE Co.	461	14,586
Energy (Continued)
Banpu PCL	7,664	$4,586
Bharat Petroleum Corp. Ltd.	1,877	15,224
BP PLC	13,648	96,503
Caltex Australia Ltd.	355	9,454
Cenovus Energy, Inc.	675	6,185
Chevron Corp.	505	63,221
China Oilfield Services Ltd., Class H	5,332	5,191
China Petroleum & Chemical Corp., Class H	45,989	33,709
CNOOC Ltd.	14,211	20,397
ConocoPhillips	394	21,627
Empresas COPEC SA	547	8,642
Enbridge, Inc.	453	17,774
Eni SpA	2,217	36,738
EOG Resources, Inc.	215	23,201
Exxon Mobil Corp.	1,248	104,383
Gazprom PJSC[3]	10,802	47,637
Grupa Lotos SA	149	2,474
Hindustan Petroleum Corp. Ltd.	2,039	13,372
HollyFrontier Corp.	143	7,324
Idemitsu Kosan Co. Ltd.	497	19,964
Indian Oil Corp. Ltd.	3,847	23,419
John Wood Group PLC	1,128	9,918
JXTG Holdings, Inc.	5,700	36,786
LUKOIL PJSC[3]	936	53,960
Marathon Petroleum Corp.	509	33,584
Neste OYJ	148	9,481
Oil & Natural Gas Corp. Ltd.	5,162	15,787
OMV AG	183	11,609
Origin Energy Ltd.[1]	884	6,513
Petroleo Brasileiro SA1	6,820	34,767
Phillips 66	483	48,855
Plains GP Holdings LP, Class A1	577	12,665
Polski Koncern Naftowy ORLEN SA	287	8,755
PrairieSky Royalty Ltd.	354	9,058
PTT PCL	2,282	30,809
Reliance Industries Ltd.	1,497	21,602
Repsol SA	1,175	20,804
Rosneft Oil Co. PJSC[1]	7,340	36,627
Royal Dutch Shell PLC, Class A	3,673	123,223
Showa Shell Sekiyu KK	700	9,507
SK Innovation Co. Ltd.	98	18,720
S-Oil Corp.	87	9,508
Statoil ASA	1,290	27,632
TechnipFMC PLC	361	11,303

54     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
TOTAL SA	1,293	$71,491
Tupras Turkiye Petrol Rafinerileri AS	266	8,524
Ultrapar Participacoes SA	748	16,912
Valero Energy Corp.	461	42,371
Total Energy		1,355,705

Food & Staples Retailing—6.4%
Aeon Co. Ltd.	2,400	40,532
Alimentation Couche-Tard, Inc., Class B	314	16,437
Bid Corp. Ltd.	384	9,336
Carrefour SA	2,236	48,437
Casino Guichard Perrachon SA	373	22,646
Costco Wholesale Corp.	327	60,861
CVS Health Corp.	1,046	75,835
Empire Co. Ltd.	315	6,157
George Weston Ltd.	251	21,868
J Sainsbury PLC	6,108	19,946
Koninklijke Ahold Delhaize NV	1,926	42,404
Kroger Co. (The)	2,095	57,508
Magnit PJSC	348	9,518
METRO AG1	1,104	22,073
Raia Drogasil SA	290	8,026
Seven & i Holdings Co. Ltd.	700	29,100
Sun Art Retail Group Ltd.	7,169	7,575
Sysco Corp.	531	32,248
Tesco PLC	12,934	36,611
Walgreens Boots Alliance, Inc.	709	51,487
Wal-Mart de Mexico SAB de CV	5,311	13,081
Wal-Mart Stores, Inc.	2,028	200,265
Wesfarmers Ltd.	768	26,683
Woolworths Group Ltd.	1,090	23,274
Total Food & Staples Retailing		881,908

Food, Beverage & Tobacco—4.0%
Ajinomoto Co., Inc.	300	5,648
Anadolu Efes Biracilik Ve Malt Sanayii AS	663	4,232
Anheuser-Busch InBev SA	265	29,635
Arca Continental SAB de CV	316	2,195
Archer-Daniels-Midland Co.	673	26,974
Asahi Group Holdings Ltd.	179	8,882
Associated British Foods PLC	228	8,698
Food, Beverage & Tobacco (Continued)
BRF SA1	616	$6,797
Britannia Industries Ltd.	54	3,984
British American Tobacco PLC	228	15,477
Bunge Ltd.	301	20,191
Calbee, Inc.	100	3,253
Carlsberg A/S, Class B	25	3,004
Charoen Pokphand Foods PCL	11,945	8,797
China Mengniu Dairy Co. Ltd.[1]	1,962	5,835
China Resources Beer Holdings Co. Ltd.	1,675	6,010
CJ CheilJedang Corp.[1]	24	8,205
Coca-Cola Amatil Ltd.	735	4,892
Coca-Cola Bottlers Japan, Inc.	84	3,068
Coca-Cola Icecek AS	521	4,702
Felda Global Ventures Holdings Bhd	10,368	4,330
Fomento Economico Mexicano SAB de CV	615	5,813
Genting Plantations Bhd	8,039	20,857
Gruma SAB de CV, Class B	139	1,771
Grupo Bimbo SAB de CV, Series A	2,657	5,909
Grupo Lala SAB de CV	948	1,338
Hormel Foods Corp.	193	7,023
Indofood Sukses Makmur Tbk PT	13,214	7,426
Ingredion, Inc.	47	6,571
Japan Tobacco, Inc.	87	2,804
JBS SA	8,696	25,718
Kikkoman Corp.	200	8,096
Kirin Holdings Co. Ltd.	346	8,724
MEIJI Holdings Co. Ltd.	100	8,513
Molson Coors Brewing Co., Class B	93	7,633
Mondelez International, Inc., Class A	337	14,424
Nestle SA	574	49,360
Nisshin Seifun Group, Inc.	400	8,082
Nissin Foods Holdings Co. Ltd.	100	7,306
Ottogi Corp.[1]	5	3,764
PepsiCo, Inc.	295	35,376
Philip Morris International, Inc.	143	15,108
Saputo, Inc.	205	7,392
Sime Darby Plantation Bhd[1]	3,100	4,596

55     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global Revenue ETF

	Shares	Value
Food, Beverage & Tobacco (Continued)
Standard Foods Corp.	441	$1,097
Suntory Beverage & Food Ltd.	200	8,895
Tiger Brands Ltd.	407	15,123
Tingyi Cayman Islands Holding Corp.	2,617	5,089
Toyo Suisan Kaisha Ltd.	100	4,274
Treasury Wine Estates Ltd.	195	2,434
Tyson Foods, Inc., Class A	167	13,539
Ulker Biskuvi Sanayi AS	894	4,638
WH Group Ltd.[4]	12,718	14,349
Wilmar International Ltd.	10,736	24,824
Yamazaki Baking Co. Ltd.	400	7,801
Total Food, Beverage & Tobacco		550,476

Health Care Equipment & Services—4.7%
Aetna, Inc.	156	28,141
Alfresa Holdings Corp.	700	16,448
AmerisourceBergen Corp.	817	75,017
Anthem, Inc.	167	37,577
Cardinal Health, Inc.	1,015	62,189
Centene Corp.[1]	221	22,295
Cigna Corp.	90	18,278
DaVita, Inc.[1]	169	12,210
Envision Healthcare Corp.[1]	174	6,014
Express Scripts Holding Co.[1]	713	53,218
Fisher & Paykel Healthcare Corp. Ltd.	588	6,001
Fresenius Medical Care AG & Co. KGaA	193	20,344
Fresenius SE & Co. KGaA	294	22,972
HCA Healthcare, Inc.[1]	289	25,386
Humana, Inc.	103	25,551
IHH Healthcare Bhd	15,452	22,374
McKesson Corp.	592	92,322
Medipal Holdings Corp.	800	15,673
Suzuken Co. Ltd.	324	13,331
UnitedHealth Group, Inc.	320	70,547
Total Health Care Equipment & Services		645,888

Household & Personal Products—1.0%
Amorepacific Corp.[1]	18	5,120
AMOREPACIFIC Group[1]	38	5,005
Coty, Inc., Class A	357	7,101
Essity AB, Class B1	601	17,103
Hengan International Group Co. Ltd.	610	6,769
Lion Corp.	200	3,791
Natura Cosmeticos SA	415	4,136
Household & Personal Products (Continued)
Procter & Gamble Co. (The)	441	$40,519
PT Unilever Indonesia Tbk	3,841	15,826
Shiseido Co. Ltd.	100	4,834
Unilever NV	517	29,150
Total Household & Personal Products		139,354

Insurance—5.7%
Aegon NV	1,721	10,984
Aflac, Inc.	107	9,392
AIA Group Ltd.	1,814	15,466
Alleghany Corp.[1]	8	4,769
Allianz SE	150	34,493
Allstate Corp. (The)	153	16,021
American International Group, Inc.	197	11,737
Aon PLC	55	7,370
Arthur J. Gallagher & Co.	117	7,404
Assicurazioni Generali SpA	1,659	30,280
Assurant, Inc.	44	4,437
Athene Holding Ltd., Class A1	37	1,913
Aviva PLC	2,059	14,108
AXA SA	1,699	50,463
China Life Insurance Co. Ltd., Class H	2,796	8,781
China Pacific Insurance Group Co. Ltd., Class H	1,303	6,259
China Taiping Insurance Holdings Co. Ltd.	2,494	9,348
Chubb Ltd.	82	11,983
Cincinnati Financial Corp.	68	5,098
CNP Assurances	820	18,960
Dai-ichi Life Holdings, Inc.	800	16,504
DB Insurance Co. Ltd.[1]	118	7,848
Direct Line Insurance Group PLC	766	3,955
Everest Re Group Ltd.	15	3,319
Fairfax Financial Holdings Ltd.	9	4,808
FNF Group	103	4,042
Great-West Lifeco, Inc.	414	11,598
Hanwha Life Insurance Co. Ltd.[1]	1,195	7,713
Hartford Financial Services Group, Inc. (The)	119	6,697
Hyundai Marine & Fire Insurance Co. Ltd.[1]	164	7,200
Industrial Alliance Insurance & Financial Services, Inc.	68	3,246

56     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
ING Life Insurance Korea Ltd.[4]	50	$2,494
Insurance Australia Group Ltd.	555	3,143
Intact Financial Corp.	60	5,028
Japan Post Holdings Co. Ltd.	4,300	49,317
Liberty Holdings Ltd.	654	6,573
Loews Corp.	59	2,952
Manulife Financial Corp.	427	8,936
Mapfre SA	2,831	9,104
Markel Corp.[1]	5	5,696
Medibank Pvt Ltd.	1,269	3,265
MetLife, Inc.	382	19,314
MS&AD Insurance Group Holdings, Inc.	600	20,314
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	23,658
People’s Insurance Co. Group of China Ltd. (The), Class H	12,548	6,180
PICC Property & Casualty Co. Ltd., Class H	3,259	6,262
Ping An Insurance Group Co. of China Ltd., Class H	1,332	13,861
Poste Italiane SpA[4]	2,313	17,428
Power Corp. of Canada	383	9,895
Power Financial Corp.	404	11,137
Powszechny Zaklad Ubezpieczen SA	78	946
Progressive Corp. (The)	240	13,517
Prudential Financial, Inc.	116	13,338
Prudential PLC	960	24,746
QBE Insurance Group Ltd.	590	4,928
Reinsurance Group of America, Inc.	38	5,925
RenaissanceRe Holdings Ltd.	24	3,014
RSA Insurance Group PLC	776	6,640
Samsung Fire & Marine Insurance Co. Ltd.[1]	42	10,475
Samsung Life Insurance Co. Ltd.[1]	71	8,257
SCOR SE	282	11,359
Sompo Holdings, Inc.	300	11,622
Sony Financial Holdings, Inc.	300	5,316
Sul America SA	653	3,673
Sun Life Financial, Inc.	145	6,004
Insurance (Continued)
Suncorp Group Ltd.	361	$3,913
T&D Holdings, Inc.	400	6,842
Tokio Marine Holdings, Inc.	500	22,818
Torchmark Corp.	89	8,073
Travelers Cos., Inc. (The)	87	11,801
Tryg A/S	25	626
Unum Group	84	4,611
W.R. Berkley Corp.	89	6,377
Willis Towers Watson PLC	34	5,123
XL Group Ltd.	130	4,571
Total Insurance		785,268

Materials—6.4%
ACC Ltd.	160	4,408
Akzo Nobel NV	185	16,221
Aluminum Corp. of China Ltd., Class H1	6,775	4,845
Ambuja Cements Ltd.	1,010	4,305
Amcor Ltd.	448	5,403
Anglo American Platinum Ltd.[1]	189	5,396
Anglo American PLC[2]	647	13,562
AngloGold Ashanti Ltd.	472	4,904
ArcelorMittal[1]	1,040	33,862
Asahi Kasei Corp.	903	11,651
Avery Dennison Corp.	52	5,973
Ball Corp.	196	7,419
BASF SE	396	43,624
BlueScope Steel Ltd.	469	5,638
Boliden AB	334	11,447
Boral Ltd.	248	1,511
CCL Industries, Inc., Class B	61	2,828
Cemex SAB de CV1	5,044	3,790
Chemours Co. (The)	64	3,204
China National Building Material Co. Ltd., Class H	4,260	3,809
Covestro AG4	93	9,607
CRH PLC	375	13,478
Crown Holdings, Inc.[1]	136	7,650
DowDuPont, Inc.	732	52,135
Formosa Chemicals & Fibre Corp.	6,000	20,767
Freeport-McMoRan, Inc.[1]	523	9,916
Glencore PLC[1]	16,182	85,372
Grasim Industries Ltd.	206	3,762
Grupa Azoty SA	104	2,083
Grupo Mexico SAB de CV, Series B	1,788	5,932
HeidelbergCement AG	84	9,103
Hindalco Industries Ltd.	2,186	9,369

57     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global Revenue ETF

	Shares	Value
Materials (Continued)
Hyosung Corp.[1]	66	$8,600
International Paper Co.	219	12,689
James Hardie Industries PLC	87	1,539
Jastrzebska Spolka Weglowa SA1	58	1,607
JFE Holdings, Inc.	693	16,647
Jiangxi Copper Co. Ltd., Class H	5,997	9,513
Johnson Matthey PLC	262	10,898
Kinross Gold Corp.[1]	819	3,543
Kobe Steel Ltd.[1]	700	6,494
Kumba Iron Ore Ltd.	162	4,961
LafargeHolcim Ltd.[1]	228	12,856
LG Chem Ltd.	33	12,484
Lotte Chemical Corp.[1]	25	8,594
LyondellBasell Industries NV, Class A	198	21,843
Maruichi Steel Tube Ltd.	200	5,859
Mexichem SAB de CV	2,052	5,100
Mitsubishi Chemical Holdings Corp.	1,570	17,233
Mitsubishi Materials Corp.	200	7,119
MMC Norilsk Nickel PJSC[3]	296	5,597
Nan Ya Plastics Corp.	7,000	18,324
Nine Dragons Paper Holdings Ltd.	1,742	2,790
Nippon Paint Holdings Co. Ltd.	200	6,329
Nippon Steel & Sumitomo Metal Corp.	1,080	27,717
Oji Holdings Corp.	1,000	6,658
Orica Ltd.	324	4,587
POSCO	100	31,059
Sappi Ltd.	672	4,858
Sasol Ltd.	359	12,417
Siam Cement PCL (The)	929	13,797
Sibanye Gold Ltd.	2,168	2,770
South32 Ltd.	1,638	4,471
Southern Copper Corp.[2]	114	5,409
Sumitomo Chemical Co. Ltd.	1,866	13,417
Sumitomo Metal Mining Co. Ltd.	100	4,597
Taiheiyo Cement Corp.	100	4,319
Tata Steel Ltd.	1,023	11,739
Teck Resources Ltd., Class B	202	5,299
thyssenkrupp AG	1,065	30,967
Toray Industries, Inc.	66	623
Toyo Seikan Group Holdings Ltd.	200	3,214
Materials (Continued)
Umicore SA	385	$18,240
Vale SA	1,674	20,318
Vedanta Ltd.	1,618	8,363
West Fraser Timber Co. Ltd.	28	1,733
WestRock Co.	129	8,154
Wheaton Precious Metals Corp.	253	5,611
Yara International ASA	181	8,336
Total Materials		882,266

Media—1.5%
Altice NV, Class A1,2	1,297	13,621
Charter Communications, Inc., Class A1	59	19,822
Comcast Corp., Class A	1,068	42,773
Grupo Televisa SAB, Series CPO	860	3,234
Hakuhodo DY Holdings, Inc	800	10,390
Lagardere SCA	470	15,086
Liberty Global PLC, Class A1,2	277	9,928
Live Nation Entertainment, Inc.[1]	197	8,386
News Corp., Class A	314	5,090
Pearson PLC	448	4,460
ProSiebenSat.1 Media SE	182	6,273
Schibsted ASA, Class B	93	2,479
Time Warner, Inc.	202	18,477
Twenty-First Century Fox, Inc., Class A	473	16,333
Viacom, Inc., Class B	235	7,240
Walt Disney Co. (The)	300	32,253
Total Media		215,845

Pharmaceuticals, Biotechnology & Life Sciences—2.6%
AbbVie, Inc.	131	12,669
Allergan PLC	43	7,034
Amgen, Inc.	72	12,521
AstraZeneca PLC	164	11,361
Bayer AG	214	26,725
Bristol-Myers Squibb Co.	182	11,153
Celgene Corp.[1]	69	7,201
China Resources Pharmaceutical Group Ltd.[4]	8,614	11,152
CSL Ltd.	39	4,310
Eli Lilly & Co.	176	14,865
Gilead Sciences, Inc.	178	12,752
GlaxoSmithKline PLC	1,245	22,273
H Lundbeck A/S	25	1,270

58     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Hisamitsu Pharmaceutical Co., Inc.	100	$6,063
IQVIA Holdings, Inc.[1]	67	6,559
Johnson & Johnson	249	34,790
Merck & Co., Inc.	363	20,426
Mylan NV1	156	6,601
Novo Nordisk A/S, Class B	119	6,420
Perrigo Co. PLC	45	3,922
Pfizer, Inc.	797	28,867
Roche Holding AG	104	26,307
Sanofi	268	23,123
Shire PLC	156	8,230
Sumitomo Dainippon Pharma Co. Ltd.	300	4,458
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,989
Teva Pharmaceutical Industries Ltd.[3]	697	13,208
Thermo Fisher Scientific, Inc.	65	12,342
Valeant Pharmaceuticals International, Inc.[1]	209	4,343
Total Pharmaceuticals, Biotechnology & Life Sciences		368,934

Real Estate—1.6%
Agile Group Holdings Ltd.	2,366	3,590
Camden Property Trust	92	8,470
CBRE Group, Inc., Class A1	225	9,745
China Evergrande Group[1]	5,058	17,437
China Jinmao Holdings Group Ltd.	7,758	3,414
China Overseas Land & Investment Ltd.	3,841	12,357
China Resources Land Ltd.	2,982	8,774
Colony NorthStar, Inc., Class A	392	4,473
Country Garden Holdings Co. Ltd.	6,859	13,073
Daito Trust Construction Co. Ltd.	100	20,395
Daiwa House Industry Co. Ltd.	445	17,093
First Capital Realty, Inc.	447	7,392
H&R Real Estate Investment Trust	460	7,842
Jones Lang LaSalle, Inc.	36	5,362
LendLease Group	549	7,021
Real Estate (Continued)
Longfor Properties Co. Ltd.	2,045	$5,122
Megaworld Corp.	12,378	1,279
Mirvac Group	1,776	3,264
Mitsui Fudosan Co. Ltd.	400	8,966
Nomura Real Estate Holdings, Inc.	200	4,485
Public Storage	39	8,151
RioCan Real Estate Investment Trust	408	7,932
Robinsons Land Corp.	4,359	1,860
Shimao Property Holdings Ltd.	2,797	6,083
Sime Darby Property Bhd[1]	3,100	1,363
Sino-Ocean Group Holding Ltd.	6,283	4,332
SmartCentres Real Estate Investment Trust	300	7,401
Tokyo Tatemono Co. Ltd.	300	4,053
Tokyu Fudosan Holdings Corp.	900	6,511
Total Real Estate		217,240

Retailing—3.3%
Advance Auto Parts, Inc.	67	6,679
Amazon.com, Inc.[1]	56	65,490
AutoNation, Inc.[1]	200	10,266
Best Buy Co., Inc.	321	21,979
Canadian Tire Corp. Ltd., Class A	67	8,764
CarMax, Inc.[1]	143	9,171
Dollar General Corp.	157	14,603
Dollar Tree, Inc.[1]	126	13,521
Gap, Inc. (The)	270	9,196
Genuine Parts Co.	136	12,921
GOME Retail Holdings Ltd.	62,228	7,483
Hennes & Mauritz AB, Class B	624	12,903
Home Depot, Inc. (The)	281	53,258
Imperial Holdings Ltd.	506	10,714
Isetan Mitsukoshi Holdings Ltd.	600	7,441
JD.com, Inc.[1,2,3]	433	17,935
Kingfisher PLC	2,229	10,183
Kohl’s Corp.	204	11,063
L Brands, Inc.	137	8,250
Liberty Interactive Corp. QVC Group, Class A1	250	6,105
Lotte Shopping Co. Ltd.[1]	44	8,179
Lowe’s Cos., Inc.	412	38,291
Macy’s, Inc.	523	13,174

59     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global Revenue ETF

	Shares	Value
Retailing (Continued)
Marks & Spencer Group PLC	2,349	$10,003
Netflix, Inc.[1]	36	6,911
Nordstrom, Inc.	192	9,097
Start Today Co. Ltd.	100	3,040
Target Corp.	526	34,322
Vipshop Holdings Ltd.[1,3]	464	5,438
Yamada Denki Co. Ltd.	2,000	11,025
Total Retailing		457,405

Semiconductors & Semiconductor Equipment—0.9%
Advanced Micro Devices, Inc.[1,2]	247	2,539
Intel Corp.	655	30,235
Micron Technology, Inc.[1]	208	8,553
NXP Semiconductors NV1	109	12,763
QUALCOMM, Inc.	200	12,804
Renesas Electronics Corp.[1]	400	4,662
Siliconware Precision Industries Co. Ltd.	10,000	16,902
SK Hynix, Inc.	146	10,433
Taiwan Semiconductor Manufacturing Co. Ltd.	3,943	30,409
Total Semiconductors & Semiconductor Equipment		129,300

Software & Services—2.8%
Accenture PLC, Class A	131	20,055
Alibaba Group Holding Ltd.[1,2,3]	87	15,001
Alliance Data Systems Corp.	22	5,577
Alphabet, Inc., Class A1	47	49,510
Atos SE	88	12,823
Automatic Data Processing, Inc.	70	8,203
Cadence Design Systems, Inc.[1]	127	5,311
CGI Group, Inc., Class A1	130	7,086
Check Point Software Technologies Ltd.[1]	85	8,808
Cognizant Technology Solutions Corp., Class A	121	8,593
Computershare Ltd.	175	2,231
Constellation Software, Inc./Canada	6	3,649
DXC Technology Co.	114	10,819
Fortinet, Inc.[1]	76	3,320
Fujitsu Ltd.	1,902	13,553
HCL Technologies Ltd.	366	5,106
Infosys Ltd.	386	6,302
Software & Services (Continued)
International Business Machines Corp.	228	$34,980
Jack Henry & Associates, Inc.	70	8,187
Leidos Holdings, Inc.	103	6,651
MercadoLibre, Inc.	10	3,147
Microsoft Corp.	491	42,000
NTT Data Corp.	800	9,509
Oracle Corp.	367	17,352
Otsuka Corp.	100	7,670
Samsung SDS Co. Ltd.[1]	25	4,671
Synopsys, Inc.[1]	85	7,245
Tata Consultancy Services Ltd.	218	9,226
Tech Mahindra Ltd.	442	3,491
Tencent Holdings Ltd.	326	16,931
Total System Services, Inc.	66	5,220
Vakrangee Ltd.	224	1,475
Vantiv, Inc., Class A1,2	61	4,487
Wipro Ltd.	1,053	5,184
Worldpay Group PLC[4]	1,010	5,820
Yahoo Japan Corp.	1,600	7,343
Total Software & Services		386,536

Technology Hardware & Equipment—4.4%
Acer, Inc.[1]	7,000	5,681
Alps Electric Co. Ltd.	100	2,858
Apple, Inc.	533	90,200
Arista Networks, Inc.[1]	18	4,241
Arrow Electronics, Inc.[1]	194	15,600
AU Optronics Corp.	14,645	6,102
Avnet, Inc.	257	10,182
Brother Industries Ltd.	200	4,936
BYD Electronic International Co. Ltd.	1,387	3,020
CDW Corp.	161	11,188
Compal Electronics, Inc.	24,430	17,486
F5 Networks, Inc.[1]	65	8,529
Flex Ltd.[1]	783	14,086
FUJIFILM Holdings Corp.	300	12,264
Hewlett Packard Enterprise Co.	773	11,100
Hitachi High-Technologies Corp.	100	4,217
Hitachi Ltd.	4,602	35,864
Hon Hai Precision Industry Co. Ltd.	18,117	57,958
HP, Inc.	1,035	21,745
HTC Corp.[1]	1,621	3,982
Innolux Corp.	13,000	5,417
Inventec Corp.	15,000	11,971

60     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (Continued)
Konica Minolta, Inc.	600	$5,774
Lenovo Group Ltd.	36,937	20,837
LG Display Co. Ltd.	426	11,898
LG Innotek Co. Ltd.[1]	26	3,497
NEC Corp.	500	13,493
Nokia OYJ	3,507	16,398
Palo Alto Networks, Inc.[1]	28	4,058
Pegatron Corp.	7,702	18,635
Quanta Computer, Inc.	7,317	15,220
Ricoh Co. Ltd.	955	8,876
Samsung Electronics Co. Ltd.	28	66,642
Seagate Technology PLC	150	6,276
Seiko Epson Corp.	300	7,081
TDK Corp.	100	7,981
Telefonaktiebolaget LM Ericsson, Class B	2,192	14,417
Western Digital Corp.	99	7,874
Wistron Corp.	16,444	13,234
Xerox Corp.	248	7,229
Total Technology Hardware & Equipment		608,047

Telecommunication Services—4.5%
America Movil SAB de CV, Series L	17,033	14,756
Asia Pacific Telecom Co. Ltd.[1]	29,000	9,726
AT&T, Inc.	1,924	74,805
Bharti Airtel Ltd.	984	8,165
BT Group PLC	4,943	18,168
CenturyLink, Inc.	458	7,639
China Communications Services Corp. Ltd., Class H	5,908	3,960
China Mobile Ltd.	4,913	49,807
China Unicom Hong Kong Ltd.[1]	12,419	16,776
Chunghwa Telecom Co. Ltd.	87	310
Deutsche Telekom AG	2,536	45,054
Empresa Nacional de Telecomunicaciones SA	232	2,608
Idea Cellular Ltd.[1]	2,158	3,657
KDDI Corp.	800	19,917
KT Corp.[3]	900	14,049
Mobile TeleSystems PJSC[3]	505	5,146
Nippon Telegraph & Telephone Corp.	900	42,352
NTT DOCOMO, Inc.	900	21,260
Orange Polska SA1	1,198	1,996
Orange SA	1,875	32,590
PLAY Communications SA1,4	224	2,180
Telecommunication Services (Continued)
Sistema PJSC FC	710	$2,961
SK Telecom Co. Ltd.	45	11,223
SoftBank Group Corp.	400	31,673
Sprint Corp.[1]	2,376	13,995
StarHub Ltd.	5,544	11,823
Telecom Italia SpA[1]	13,100	11,334
Telefonica SA	3,005	29,318
Telstra Corp. Ltd.	4,009	11,382
T-Mobile US, Inc.[1]	322	20,450
TPG Telecom Ltd.	404	2,076
Verizon Communications, Inc.	1,151	60,922
Vodafone Group PLC	8,028	25,521
Total Telecommunication Services		627,599

Transportation—2.9%
A.P. Moeller—Maersk A/S, Class B	10	17,483
American Airlines Group, Inc.	409	21,280
Bollore SA	2,407	13,088
C.H. Robinson Worldwide, Inc.	171	15,234
Delta Air Lines, Inc.	466	26,096
Deutsche Lufthansa AG	499	18,408
Deutsche Post AG	952	45,441
DSV A/S	124	9,771
FedEx Corp.	167	41,673
Hyundai Glovis Co. Ltd.[1]	79	10,036
International Consolidated Airlines Group SA	1,582	13,746
Japan Airlines Co. Ltd.	200	7,826
Knight-Swift Transportation Holdings, Inc.[2]	156	6,820
Latam Airlines Group SA	350	4,962
Mitsui OSK Lines Ltd.	300	10,013
Nippon Express Co. Ltd.	200	13,298
Nippon Yusen KK1	400	9,761
Royal Mail PLC	1,689	10,339
Ryanair Holdings PLC[1,3]	72	7,502
Southwest Airlines Co.	225	14,726
Transurban Group	1,296	12,600
United Continental Holdings, Inc.[1]	293	19,748
United Parcel Service, Inc., Class B	328	39,081
Yamato Holdings Co. Ltd.	600	12,077
Total Transportation		401,009

61     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global Revenue ETF

	Shares	Value
Utilities—4.2%
AGL Energy Ltd.	389	$7,412
Aguas Andinas SA, Class A	6,022	3,989
Centrica PLC	9,443	17,539
China Resources Gas Group Ltd.	1,176	4,265
Chubu Electric Power Co., Inc.	1,100	13,676
Chugoku Electric Power Co., Inc. (The)	1,000	10,750
Colbun SA	9,107	2,095
CPFL Energia SA	1,361	7,939
E.ON SE	1,780	19,367
EDP—Energias de Portugal SA	5,856	20,287
Electricite de France SA	2,718	34,009
Endesa SA	769	16,488
Enel Americas SA	27,373	6,099
Enel Chile SA	15,769	1,867
Enel Generacion Chile SA	2,504	2,267
Enel SpA	6,980	42,998
Engie SA	2,216	38,145
ENN Energy Holdings Ltd.	627	4,471
Exelon Corp.	488	19,232
FirstEnergy Corp.	316	9,676
Fortum OYJ	525	10,402
GAIL India Ltd.	832	6,513
Gas Natural SDG SA	884	20,434
HK Electric Investments & HK Electric Investments Ltd.[4]	16,147	14,769
Innogy SE4	534	20,952
Kansai Electric Power Co., Inc. (The)	1,000	12,250
Korea Electric Power Corp.	676	24,090
Korea Gas Corp.[1]	269	10,692
Kyushu Electric Power Co., Inc.	800	8,387
Utilities (Continued)
Manila Electric Co.	792	$5,213
Orsted A/S4	95	5,189
PG&E Corp.	230	10,311
PGE Polska Grupa Energetyczna SA1	764	2,649
RWE AG1	872	17,801
SSE PLC	1,419	25,338
Tauron Polska Energia SA1	1,624	1,425
Tohoku Electric Power Co., Inc.	900	11,513
Tokyo Electric Power Co. Holdings, Inc.[1]	5,100	20,192
Tokyo Gas Co. Ltd.	452	10,346
Uniper SE2	1,195	37,309
Veolia Environnement SA	801	20,463
Vistra Energy Corp.[1,2]	254	4,653
Total Utilities		583,462

Total Common Stocks (Cost $12,590,175)		13,672,274

PREFERRED STOCKS—1.0%
Automobiles & Components—0.8%
Volkswagen AG	521	104,134

Banks—0.1%
Grupo Aval Acciones y Valores SA	38,184	16,504

Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltd.	4	7,809

Utilities—0.0%[5]
Centrais Eletricas Brasileiras SA, Class B	812	5,557
Total Preferred Stocks (Cost $109,279)		134,004

62     OPPENHEIMER ETF TRUST

	Shares	Value
RIGHT—0.0%[5]
Energy—0.0%[5]
Repsol SA, expiring 1/10/18[1] (Cost $539)	1,175	$535
Investment of Cash Collateral for Securities Loaned—0.7%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[6] (Cost $90,668)	90,668	90,668
Total Investments—100.4% (Cost $12,790,661)		13,897,481
Liabilities in Excess of Other Assets—(0.4)%		(51,861)
Net Assets—100.0%		$13,845,620

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $146,990; total value of the collateral held by the Fund was $151,429. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $60,761 (Note 4).

3. American Depositary Receipt.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $109,781 or 0.79% of the Fund’s net assets at period end.

5. Less than 0.05%

6. Rate shown represents annualized 7-day yield as of December 31, 2017.

Geographic Holdings (Unaudited)

Country	Value	% of Net Assets
United States	$4,766,991	34.4%
Japan	1,947,270	14.1
Germany	813,283	5.9
United Kingdom	741,308	5.4
France	731,532	5.3
South Korea	587,097	4.2
China	577,485	4.2
Netherlands	346,395	2.5
Canada	344,257	2.5
Switzerland	292,826	2.1
India	258,803	1.9
Taiwan	257,775	1.9
Brazil	226,046	1.6
Australia	210,816	1.5
Spain	206,185	1.5
Russia	201,860	1.5
Hong Kong	159,938	1.2
Italy	158,358	1.1
Sweden	101,711	0.7
Thailand	88,431	0.6
South Africa	78,141	0.6
Mexico	75,361	0.5
Singapore	65,975	0.5
Denmark	60,919	0.4
Malaysia	53,521	0.4
Norway	48,730	0.4
Belgium	47,875	0.3
Turkey	47,805	0.3
Chile	42,700	0.3
Indonesia	41,866	0.3
Finland	36,282	0.3
Poland	34,490	0.3
Luxembourg	33,862	0.2
Austria	26,986	0.2
Philippines	25,377	0.2
Ireland	22,519	0.2
Israel	22,016	0.2
Portugal	20,287	0.1
Colombia	16,504	0.1
United Arab Emirates	15,049	0.1
Qatar	13,025	0.1
Greece	8,675	0.1
Hungary	8,631	0.1
Bermuda	7,585	0.1
New Zealand	6,001	0.0	[1]
Czech Republic	5,841	0.0	[1]
Peru	5,409	0.0	[1]
Argentina	3,147	0.0	[1]
Pakistan	2,461	0.0	[1]
Egypt	2,074	0.0	[1]
Total Investments	$13,897,481	100.4
Liabilities in Excess of Other Assets	(51,861)	(0.4)
Net Assets	$13,845,620	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

63     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 2017 UNAUDITED

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$856,001,325	$392,317,424	$561,194,835	$41,256,837
Cash	213,303	—	—	—
Receivables and other assets:
Dividends	1,000,647	290,054	388,785	24,321
Investment securities sold	3,286,969	1,998,186	1,896,540	122,115
Securities lending income, net (Note 4)	2,240	24,648	98,338	—
Total Assets	860,504,484	394,630,312	563,578,498	41,403,273

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	3,216,181	19,569,523	46,947,237	—
Due to custodian	—	5,242	2,477	—
Investment securities purchased	—	973,695	933,503	—
Income distributions	3,606,693	1,097,840	1,317,518	117,222
Management fees (Note 9)	282,473	122,518	168,949	15,013
Total Liabilities	7,105,347	21,768,818	49,369,684	132,235

Net Assets	$853,399,137	$372,861,494	$514,208,814	$41,271,038

Composition of Net Assets:
Paid-in capital	$687,938,782	$317,394,196	$455,201,250	$30,529,823
Undistributed net investment income (loss)	(41,909)	(1,185)	23,467	(250)
Accumulated undistributed net realized gain (loss) on investments	8,462,347	(6,529,917)	3,452,286	274,457
Net unrealized appreciation on investments and foreign currency translations	157,039,917	61,998,400	55,531,811	10,467,008

Net Assets	$853,399,137	$372,861,494	$514,208,814	$41,271,038
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	16,651,400	6,151,400	7,351,400	600,000
Net asset value, offering and redemption price per share	$51.25	$60.61	$69.95	$68.79
Investments at cost	$698,961,408	$330,319,024	$505,663,024	$30,789,829
1. Includes value of securities on loan:	$11,312,571	$55,667,954	$108,561,788	$—
2. Non-cash collateral for securities on loan:	$8,501,485	$37,776,989	$65,769,209	$—

The accompanying notes are an integral part of these financial statements.

64     OPPENHEIMER ETF TRUST

	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Revenue ETF	Oppenheimer International Revenue ETF	Oppenheimer Global Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$568,137,526	$13,863,297	$13,971,080	$13,897,481
Cash	—	446	—	13,553
Foreign currency at value	—	—	—	28,252
Receivables and other assets:
Dividends	1,546,104	45,340	10,119	19,158
Capital shares sold	3,239	—	—	—
Investment securities sold	5,989,323	107,933	7,634	37,138
Securities lending income, net (Note 4)	70,389	12	132	74
Reclaims	—	114	542	323
Total Assets	575,746,581	14,017,142	13,989,507	13,995,979

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	15,596,144	20,425	126,348	90,668
Due to custodian	29,817	7,705	2,086	—
Income distributions	6,739,130	115,390	24,105	49,305
Capital gains distributions	—	38,805	—	—
Management fees (Note 9)	184,710	5,293	4,869	4,995
Deferred foreign tax payable	—	18,096	—	5,391
Total Liabilities	22,549,801	205,714	157,408	150,359

Net Assets	$553,196,780	$13,811,428	$13,832,099	$13,845,620

Composition of Net Assets:
Paid-in capital	$540,142,205	$12,664,950	$12,535,392	$12,541,593
Undistributed net investment income (loss)	12,725	4,142	(979)	11,223
Accumulated undistributed net realized gain on investments and foreign currency transactions	4,730,505	141,101	86,016	190,453
Net unrealized appreciation on investments and foreign currency translations[3]	8,311,345	1,001,235	1,211,670	1,102,351

Net Assets	$553,196,780	$13,811,428	$13,832,099	$13,845,620
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	15,150,000	500,000	500,000	500,000
Net asset value, offering and redemption price per share	$36.51	$27.62	$27.66	$27.69
Investments at cost	$559,826,181	$12,844,664	$12,759,522	$12,790,661
Foreign currency at cost	—	—	—	27,354
1. Includes value of securities on loan:	$60,223,546	$158,121	$122,541	$146,990
2. Non-cash collateral for securities on loan:	$46,659,277	$142,136	$—	$60,761
3. Net of deferred foreign taxes:	$—	$18,096	$—	$5,391

The accompanying notes are an integral part of these financial statements.

65     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 2017

Unaudited

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
Investment Income:
Dividend income	$8,523,672	$2,519,599	$3,067,361	$305,858
Foreign withholding tax	—	(768)	(360)	—
Securities lending income, net (Note 4)	22,444	202,081	550,811	7
Total Income	8,546,116	2,720,912	3,617,812	305,865

Expenses:
Management fees (Note 9)	1,506,540	680,905	1,016,058	80,599
BNY Fund Services fees	108,420	84,553	83,310	5,518
Professional fees	29,418	18,264	26,218	7,801
Trustees fees	6,313	4,317	6,078	2,369
NYSE Listing fees	1,249	1,249	1,249	1,249
NYSE Calculating Agent expense	743	743	743	743
Other expenses	19,752	8,497	14,262	1,440
Total Expenses	1,672,435	798,528	1,147,918	99,719
Less expense waivers and reimbursement (Note 9)	(165,894)	(117,624)	(131,859)	(15,730)
Net Expenses	1,506,541	680,904	1,016,059	83,989

Net Investment Income	7,039,575	2,040,008	2,601,753	221,876

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(731,555)	762,399	7,034,696	59,962
Net realized gain on in-kind redemptions	16,519,772	2,709,017	22,213,989	362,368
Total net realized gain	15,788,217	3,471,416	29,248,685	422,330
Net change in unrealized appreciation on investments	65,840,771	22,594,825	692,380	3,808,023
Net realized and unrealized gain on investments	81,628,988	26,066,241	29,941,065	4,230,353
Net Increase in Net Assets Resulting From Operations	$88,668,563	$28,106,249	$32,542,818	$4,452,229

The accompanying notes are an integral part of these financial statements.

66     OPPENHEIMER ETF TRUST

	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Revenue ETF[1]	Oppenheimer International Revenue ETF[1]	Oppenheimer Global Revenue ETF[1]
Investment Income:
Dividend income	$13,495,518	$219,424	$160,825	$173,696
Foreign withholding tax	—	(26,961)	(10,683)	(11,157)
Securities lending income, net (Note 4)	457,504	128	379	326
Total Income	13,953,022	192,591	150,521	162,865

Expenses:
Management fees (Note 9)	1,012,202	29,054	26,209	26,757
BNY Fund Services fees	71,578	8,461	8,431	8,425
Professional fees	18,679	6,514	6,514	6,514
Trustees fees	6,018	1,996	1,996	1,996
NYSE Listing fees	1,248	—	—	—
NYSE Calculating Agent expense	743	672	672	672
Printing expense	1,377	819	819	819
Other Expenses	27,849	1,130	1,130	1,130
Total Expenses	1,139,694	48,646	45,771	46,313
Less expense waivers and reimbursement (Note 9)	(127,492)	(19,592)	(19,561)	(19,556)
Net Expenses	1,012,202	29,054	26,210	26,757

Net Investment Income	12,940,820	163,537	124,311	136,108

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(19,396,170)	198,762[2]	45,983	(81,390)[2]
Net realized gain on in-kind redemptions	38,396,840	57,060	43,710	296,260
Net realized loss on foreign currency transactions	—	(75,916)	(3,677)	(24,417)
Total net realized gain	19,000,670	179,906	86,016	190,453
Net change in unrealized appreciation on investments	27,541,667	1,000,537[3]	1,211,558	1,101,429[3]
Net change in unrealized appreciation on foreign currency translations	—	698	112	922
Net change in unrealized appreciation	27,541,667	1,001,235	1,211,670	1,102,351
Net realized and unrealized gain on investments	46,542,337	1,181,141	1,297,686	1,292,804
Net Increase in Net Assets Resulting From Operations	$59,483,157	$1,344,678	$1,421,997	$1,428,912

1. For the period from July 11, 2017 (commencement of operations) to December 31, 2017.

2. Net of foreign taxes of $3,407 and $511.

3. Net of change in deferred foreign taxes of $18,096 and $5,391.

The accompanying notes are an integral part of these financial statements.

67     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer Large Cap Revenue ETF		Oppenheimer Mid Cap Revenue ETF
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations:
Net investment income	$7,039,575	$9,427,147	$2,040,008	$2,643,880
Net realized gain on investments and in-kind redemptions	15,788,217	16,090,592	3,471,416	953,576
Net change in unrealized appreciation on investments	65,840,771	46,205,932	22,594,825	36,243,241
Net increase in net assets resulting from operations	88,668,563	71,723,671	28,106,249	39,840,697

Distributions to Shareholders From:
Net investment income	(10,164,599)	(7,952,583)	(2,041,193)	(2,968,690)

Shareholder Transactions:
Proceeds from shares sold	121,270,706	300,285,997	25,903,920	119,978,743
Cost of shares redeemed	(35,879,653)	(41,231,932)	(8,609,022)	(13,601,246)
Net increase in net assets resulting from shareholder transactions	85,391,053	259,054,065	17,294,898	106,377,497
Increase in net assets	163,895,017	322,825,153	43,359,954	143,249,504

Net Assets:
Beginning of period	689,504,120	366,678,967	329,501,540	186,252,036
End of period	$853,399,137	$689,504,120	$372,861,494	$329,501,540
Undistributed net investment income (loss) included in net assets at end of period	$(41,909)	$3,083,115	$(1,185)	$—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	14,851,400	9,001,400	5,851,400	3,901,400
Shares sold	2,500,000	6,800,000	450,000	2,200,000
Shares redeemed	(700,000)	(950,000)	(150,000)	(250,000)
Shares outstanding, end of period	16,651,400	14,851,400	6,151,400	5,851,400

The accompanying notes are an integral part of these financial statements.

68     OPPENHEIMER ETF TRUST

	Oppenheimer Small Cap Revenue ETF		Oppenheimer Financials Sector Revenue ETF
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations:
Net investment income	$2,601,753	$3,676,921	$221,876	$338,735
Net realized gain on investments and in-kind redemptions	29,248,685	12,305,416	422,330	1,246,776
Net change in unrealized appreciation on investments	692,380	46,935,829	3,808,023	5,411,247
Net increase in net assets resulting from operations	32,542,818	62,918,166	4,452,229	6,996,758

Distributions to Shareholders From:
Net investment income	(3,635,638)	(2,898,715)	(313,445)	(316,657)

Shareholder Transactions:
Proceeds from shares sold	7,337,483	259,063,313	6,873,300	11,915,035
Cost of shares redeemed	(76,787,180)	(61,752,661)	(3,439,803)	(5,420,264)
Net increase (decrease) in net assets resulting from shareholder transactions	(69,449,697)	197,310,652	3,433,497	6,494,771
Increase (Decrease) in net assets	(40,542,517)	257,330,103	7,572,281	13,174,872

Net Assets:
Beginning of period	554,751,331	297,421,228	33,698,757	20,523,885
End of period	$514,208,814	$554,751,331	$41,271,038	$33,698,757
Undistributed net investment income (loss) included in net assets at end of period	$23,467	$1,057,352	$(250)	$91,319

Changes in Shares Outstanding:
Shares outstanding, beginning of period	8,401,400	5,401,400	550,000	450,000
Shares sold	100,000	3,950,000	100,000	200,000
Shares redeemed	(1,150,000)	(950,000)	(50,000)	(100,000)
Shares outstanding, end of period	7,351,400	8,401,400	600,000	550,000

The accompanying notes are an integral part of these financial statements.

69     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

	Oppenheimer Ultra Dividend Revenue ETF		Oppenheimer Emerging Markets Revenue ETF	Oppenheimer International Revenue ETF
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	For the Period July 11, 2017[1] to December 31, 2017 (Unaudited)	For the Period July 11, 2017[1] to December 31, 2017 (Unaudited)
Operations:
Net investment income	$12,940,820	$14,968,368	$163,537	$124,311
Net realized gain on investments, in-kind redemptions and foreign currency transactions	19,000,670	27,291,631	179,906	86,016
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	27,541,667	(25,153,831)	1,001,235	1,211,670
Net increase in net assets resulting from operations	59,483,157	17,106,168	1,344,678	1,421,997

Distributions to Shareholders From:
Net investment income	(18,230,683)	(10,429,096)	(159,395)	(125,290)
Realized gains	—	(191,360)	(38,805)	—
Total distributions to shareholders	(18,230,683)	(10,620,456)	(198,200)	(125,290)

Shareholder Transactions:
Proceeds from shares sold	257,287,214	834,239,866	15,341,842	15,115,861
Cost of shares redeemed	(255,973,236)	(440,424,864)	(2,676,892)	(2,580,469)
Net increase in net assets resulting from shareholder transactions	1,313,978	393,815,002	12,664,950	12,535,392
Increase in net assets	42,566,452	400,300,714	13,811,428	13,832,099

Net Assets:
Beginning of period	510,630,328	110,329,614	—	—
End of period	$553,196,780	$510,630,328	$13,811,428	$13,832,099
Undistributed net investment income (loss) included in net assets at end of period	$12,725	$5,302,588	$4,142	$(979)

Changes in Shares Outstanding:
Shares outstanding, beginning of period	15,100,000	3,500,000	—	—
Shares sold	7,200,000	24,400,000	600,000	600,000
Shares redeemed	(7,150,000)	(12,800,000)	(100,000)	(100,000)
Shares outstanding, end of period	15,150,000	15,100,000	500,000	500,000

1. Commencement of operations

The accompanying notes are an integral part of these financial statements.

70     OPPENHEIMER ETF TRUST

Oppenheimer Global Revenue ETF
For the Period July 11, 2017[1] to December 31, 2017 (Unaudited)
Operations:
Net investment income	$136,108
Net realized gain on investments, in-kind redemptions and foreign currency transactions	190,453
Net change in unrealized appreciation on investments and foreign currency translations	1,102,351
Net increase in net assets resulting from operations	1,428,912

Distributions to Shareholders From:
Net investment income	(124,885)
Total distributions to shareholders	(124,885)

Shareholder Transactions:
Proceeds from shares sold	20,563,203
Cost of shares redeemed	(8,021,610)
Net increase in net assets resulting from shareholder transactions	12,541,593
Increase in net assets	13,845,620

Net Assets:
Beginning of period	—
End of period	$13,845,620
Undistributed net investment income included in net assets at end of period	$11,223

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	800,000
Shares redeemed	(300,000)
Shares outstanding, end of period	500,000

1. Commencement of operations

The accompanying notes are an integral part of these financial statements.

71     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

		Year Ended June 30,
Oppenheimer Large Cap Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of period	$46.43	$40.74	$40.91	$38.56	$31.38	$25.20
Net investment income[1]	0.44	0.83	0.76	0.68	0.59	0.54 [2]
Net realized and unrealized gain (loss) on investments	5.02	5.60	(0.14)	2.35	7.13	6.17
Total gain from investment operations	5.46	6.43	0.62	3.03	7.72	6.71

Less Distributions from:
Net investment income	(0.64)	(0.74)	(0.76)	(0.64)	(0.54)	(0.53)
Realized gains	—	—	(0.03)	(0.04)	—	—
Total distributions	(0.64)	(0.74)	(0.79)	(0.68)	(0.54)	(0.53)
Net asset value, end of period	$51.25	$46.43	$40.74	$40.91	$38.56	$31.38

Total Return at Net Asset Value[3]	11.86%	15.96%	1.55%	7.91%	24.84%	26.98%

Total Return at Market Value[3]	11.83%	15.98%	1.61%	7.85%	25.10%	28.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$853,399	$689,504	$366,679	$343,682	$242,970	$182,025
Average Net Assets (000’s) omitted	766,287	499,579	331,701	296,609	201,920	163,192
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[4]	0.42%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.43%[4]	0.52%	0.62%	0.61%	0.68%	0.71%
Net investment income, net of waivers and reimbursements	1.82%[4]	1.89%	1.92%	1.70%	1.66%	1.93%[2]
Portfolio turnover rate[5]	8.65%	15.22%	14.13%	18.79%	11.98%	23.47%

1. Based on average daily shares outstanding.

2. For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

72     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

		Year Ended June 30,
Oppenheimer Mid Cap Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of period	$56.31	$47.74	$49.39	$47.75	$38.00	$29.88
Net investment income[1]	0.34	0.56	0.44	0.41	0.34	0.39 [2]
Net realized and unrealized gain (loss) on investments	4.29	8.68	(1.63)	1.79	9.97	8.18
Total gain (loss) from investment operations	4.63	9.24	(1.19)	2.20	10.31	8.57

Less Distributions from:
Net investment income	(0.33)	(0.67)	(0.46)	(0.39)	(0.34)	(0.31)
Realized gains	—	—	—	(0.17)	(0.22)	(0.14)
Total distributions	(0.33)	(0.67)	(0.46)	(0.56)	(0.56)	(0.45)
Net asset value, end of period	$60.61	$56.31	$47.74	$49.39	$47.75	$38.00

Total Return at Net Asset Value[3]	8.25%	19.46%	(2.39)%	4.63%	27.28%	28.95%

Total Return at Market Value[3]	8.25%	19.45%	(2.38)%	5.05%	27.14%	29.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$372,861	$329,502	$186,252	$242,092	$205,404	$123,565
Average Net Assets (000’s) omitted	346,335	250,624	210,021	223,753	167,424	115,203
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[4]	0.43%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.46%[4]	0.56%	0.72%	0.68%	0.73%	0.80%
Net investment income, net of waivers and reimbursements	1.17%[4]	1.05%	0.94%	0.84%	0.78%	1.17%[2]
Portfolio turnover rate[5]	16.73%	46.40%	22.23%	13.93%	24.19%	44.42%

1. Based on average daily shares outstanding.

2. For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

73     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED

For a share outstanding throughout each period presented.

		Year Ended June 30,
Oppenheimer Small Cap Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of period	$66.03	$55.06	$58.05	$56.25	$43.82	$33.71
Net investment income[1]	0.33	0.55	0.36	0.39	0.26	0.38 [2]
Net realized and unrealized gain (loss) on investments	4.05	10.85	(2.97)	1.89	12.81	10.22
Total gain (loss) from investment operations	4.38	11.40	(2.61)	2.28	13.07	10.60

Less Distributions from:
Net investment income	(0.46)	(0.43)	(0.38)	(0.38)	(0.52)	(0.35)
Realized gains	—	—	—	(0.10)	(0.12)	(0.14)
Total distributions	(0.46)	(0.43)	(0.38)	(0.48)	(0.64)	(0.49)
Net asset value, end of period	$69.95	$66.03	$55.06	$58.05	$56.25	$43.82

Total Return at Net Asset Value[3]	6.66%	20.75%	(4.46)%	4.06%	30.03%	31.74%

Total Return at Market Value[3]	6.66%	20.76%	(4.51)%	4.24%	30.38%	31.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$514,209	$554,751	$297,421	$374,516	$292,584	$153,441
Average Net Assets (000’s) omitted	516,808	427,452	317,271	322,714	232,088	129,239
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[4]	0.43%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.44%[4]	0.54%	0.68%	0.67%	0.72%	0.79%
Net investment income, net of waivers and reimbursements	1.00%[4]	0.86%	0.68%	0.69%	0.51%	0.99%[2]
Portfolio turnover rate[5]	17.71%	46.33%	44.07%	21.21%	10.69%	39.39%

1. Based on average daily shares outstanding.

2. For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

74     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

		Year Ended June 30,
Oppenheimer Financials Sector Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of period	$61.27	$45.61	$50.02	$46.54	$39.35	$27.62
Net investment income[1]	0.40	0.70	0.66	0.54	0.45	0.38 [2]
Net realized and unrealized gain (loss) on investments	7.67	15.65	(4.38)	3.44	7.17	11.71
Total gain (loss) from investment operations	8.07	16.35	(3.72)	3.98	7.62	12.09

Less Distributions from:
Net investment income	(0.55)	(0.69)	(0.69)	(0.50)	(0.43)	(0.36)
Net asset value, end of period	$68.79	$61.27	$45.61	$50.02	$46.54	$39.35

Total Return at Net Asset Value[3]	13.22%	36.14%	(7.49)%	8.57%	19.44%	44.09%

Total Return at Market Value[3]	13.42%	36.20%	(7.58)%	8.66%	19.32%	44.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$41,271	$33,699	$20,524	$32,513	$32,577	$29,509
Average Net Assets (000’s) omitted	35,530	26,491	25,009	33,925	31,390	12,464
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.47%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.56%[4]	0.81%	0.91%	0.77%	0.80%	1.03%
Net investment income, net of waivers and reimbursements	1.24%[4]	1.28%	1.40%	1.11%	1.03%	1.12%[2]
Portfolio turnover rate[5]	5.11%	17.70%	20.42%	12.79%	13.27%	20.20%

1. Based on average daily shares outstanding.

2. For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

75     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED

For a share outstanding throughout each period presented.

		Year Ended June 30,
Oppenheimer Ultra Dividend Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	2017	2016	2015	For the Period October 1, 2013[1] Through June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$33.82	$31.52	$28.81	$28.72	$24.87
Net investment income[2]	0.86	1.50	1.21	1.20	0.91
Net realized and unrealized gain on investments	3.04	1.96	2.66	0.03[3]	3.39
Total gain from investment operations	3.90	3.46	3.87	1.23	4.30

Less Distributions from:
Net investment income	(1.21)	(1.14)	(1.16)	(1.11)	(0.45)
Realized gains	—	(0.02)	—	(0.03)	—
Total distributions	(1.21)	(1.16)	(1.16)	(1.14)	(0.45)
Net asset value, end of period	$36.51	$33.82	$31.52	$28.81	$28.72

Total Return at Net Asset Value[4]	11.77%	11.10%	13.91%	4.30%	17.46%

Total Return at Market Value[4]	11.80%	11.18%	13.90%	4.19%	17.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$553,197	$510,630	$110,330	$66,254	$22,976
Average Net Assets (000’s) omitted	514,847	333,853	67,190	47,799	10,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[5]	0.41%	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.44%[5]	0.52%	0.75%	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.99%[5]	4.48%	4.19%	4.06%	4.57%[5]
Portfolio turnover rate[6]	46.33%	80.57%	208.25%	51.83%	37.43%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.

4. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5. Annualized for periods less than one full year.

6. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

76     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Emerging Markets Revenue ETF	For the Period July 11, 2017[1] to December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.33
Net realized and unrealized gain on investments	2.69
Total gain from investment operations	3.02

Less Distributions from:
Net investment income	(0.32)
Realized gains	(0.08)
Total distributions	(0.40)
Net asset value, end of period	$27.62

Total Return at Net Asset Value[3]	12.10%

Total Return at Market Value[3]	12.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$13,811
Average Net Assets (000’s) omitted	13,404
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.46%[4]
Expenses, prior to expense waivers and reimbursements	0.77%[4]
Net investment income, net of waivers and reimbursements	2.59%[4]
Portfolio turnover rate[5]	48.21%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

77     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED

For a share outstanding throughout the period presented.

Oppenheimer International Revenue ETF	For the Period July 11, 2017[1] to December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.25
Net realized and unrealized gain on investments	2.66
Total gain from investment operations	2.91

Less Distributions from:
Net investment income	(0.25)
Net asset value, end of period	$27.66

Total Return at Net Asset Value[3]	11.70%

Total Return at Market Value[3]	11.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$13,832
Average Net Assets (000’s) omitted	13,243
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.42%[4]
Expenses, prior to expense waivers and reimbursements	0.73%[4]
Net investment income, net of waivers and reimbursements	1.99%[4]
Portfolio turnover rate[5]	24.26%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

78     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Global Revenue ETF	For the Period July 11, 2017[1] to December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.27
Net realized and unrealized gain on investments	2.67
Total gain from investment operations	2.94

Less Distributions from:
Net investment income	(0.25)
Net asset value, end of period	$27.69

Total Return at Net Asset Value[3]	11.79%

Total Return at Market Value[3]	12.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$13,846
Average Net Assets (000’s) omitted	13,205
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.43%[4]
Expenses, prior to expense waivers and reimbursements	0.74%[4]
Net investment income, net of waivers and reimbursements	2.19%[4]
Portfolio turnover rate[5]	56.91%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

79     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017 UNAUDITED

1. Organization

Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Global Revenue ETF are diversified funds under the Act. Oppenheimer Financials Sector Revenue ETF and Oppenheimer Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to provide investment results that correspond, generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”) (Prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC.) .

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Trust’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies, currency holdings and other assets and liabilities are translated into U.S. dollars as of the 4:00 P.M. Eastern time, on each day the

New York Stock Exchange (the “NYSE”) is open for trading. Amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the transaction date. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees (the “Board”).

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

80     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statements of Operations.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (REITs) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

81     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS UNAUDITED CONTINUED

2. Significant Accounting Policies (Continued)

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds may pay interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Funds.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2017, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

82     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses [3]	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer Large Cap Revenue ETF	$3,072,117	$—	$(1,351,069)[1]	$—	$85,235,343
Oppenheimer Mid Cap Revenue ETF	—	—	(6,993,346)[1]	—	36,395,588
Oppenheimer Small Cap Revenue ETF	1,051,924	—	(13,376,930)[1]	—	42,425,390
Oppenheimer Financials Sector Revenue ETF	91,319	—	(37,292)[2]	—	6,548,404
Oppenheimer Ultra Dividend Revenue ETF	5,302,588	—	(518,242)[1]	—	(32,982,245)
Oppenheimer Emerging Markets Revenue ETF	—	—	—	—	—
Oppenheimer International Revenue ETF	—	—	—	—	—
Oppenheimer Global Revenue ETF	—	—	—	—	—

1. During the reporting period, the Funds did not utilize any capital loss carryforward.

2. During the reporting period, the Fund utilized $404,192 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. At period end, the Fund elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

83     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS UNAUDITED CONTINUED

2. Significant Accounting Policies (Continued)

At June 30, 2017, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Capital Loss Available Through 2019	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
Oppenheimer Large Cap Revenue ETF	$—	$—	$1,351,069	$1,351,069
Oppenheimer Mid Cap Revenue ETF	—	3,643,472	3,349,874	6,993,346
Oppenheimer Small Cap Revenue ETF	—	211,174	13,165,756	13,376,930
Oppenheimer Financials Sector Revenue ETF	37,292	—	—	37,292
Oppenheimer Ultra Dividend Revenue ETF	—	518,242	—	518,242
Oppenheimer Emerging Markets Revenue ETF	—	—	—	—
Oppenheimer International Revenue ETF	—	—	—	—
Oppenheimer Global Revenue ETF	—	—	—	—

The tax character of distributions paid during the reporting periods:

	Period/Year Ended June 30, 2017			Year Ended June 30, 2016
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Large Cap Revenue ETF	$7,952,583	$—	$7,952,583	$6,322,311	$234,365	$6,556,676
Oppenheimer Mid Cap Revenue ETF	2,968,690	—	2,968,690	2,125,196	—	2,125,196
Oppenheimer Small Cap Revenue ETF	2,898,715	—	2,898,715	2,283,532	—	2,283,532
Oppenheimer Financials Sector Revenue ETF	316,657	—	316,657	372,325	—	372,325
Oppenheimer Ultra Dividend Revenue ETF	10,429,140	191,316	10,620,456	2,568,683	—	2,568,683
Oppenheimer Emerging Markets Revenue ETF	—	—	—	—	—	—
Oppenheimer International Revenue ETF	—	—	—	—	—	—
Oppenheimer Global Revenue ETF	—	—	—	—	—	—

84     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$704,925,211	$168,381,464	$(17,305,350)	$151,076,114
Oppenheimer Mid Cap Revenue ETF	333,327,011	78,675,726	(19,685,313)	58,990,413
Oppenheimer Small Cap Revenue ETF	518,077,065	98,716,541	(55,598,771)	43,117,770
Oppenheimer Financials Sector Revenue ETF	30,900,410	10,515,046	(158,619)	10,356,427
Oppenheimer Ultra Dividend Revenue ETF	21,560,272	2,263,298	(399,300)	1,863,998
Oppenheimer Emerging Markets Revenue ETF	12,844,664	1,311,319	(204,499)	1,106,820
Oppenheimer International Revenue ETF	12,759,522	4,162,818	(468,084)	3,694,734
Oppenheimer Global Revenue ETF	12,790,661	2,263,298	(399,300)	1,863,998

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

85     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS UNAUDITED CONTINUED

3. Securities Valuation (Continued)

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2017 in valuing the Funds’ assets carried at fair value:

	(Level 1)				(Level 2)		(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Rights	Common Stock	Preferred Stock	Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$851,777,426	$—	$4,223,899	$—	$—	$—	$—	$856,001,325
Oppenheimer Mid Cap Revenue ETF	372,229,791	—	20,087,633	—	—	—	—	392,317,424
Oppenheimer Small Cap Revenue ETF	513,258,505	—	47,936,330	—	—	—	—	561,194,835
Oppenheimer Financials Sector Revenue ETF	41,216,138	—	40,699	—	—	—	—	41,256,837
Oppenheimer Ultra Dividend Revenue ETF	551,621,038	—	16,516,488	—	—	—	—	568,137,526
Oppenheimer Emerging Markets Revenue ETF	13,393,269	381,957	88,071	—	—	—	—	13,863,297
Oppenheimer International Revenue ETF	13,680,671	126,528	162,794	979	108	—	—	13,971,080
Oppenheimer Global Revenue ETF	13,672,230	134,004	90,668	535	44	—	—	13,897,481

At December 31, 2017, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period ended December 31, 2017, there were no transfers between levels.

86     OPPENHEIMER ETF TRUST

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

87     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS UNAUDITED CONTINUED

4. Securities Lending (Continued)

The value of loaned securities and related collateral outstanding at December 31, 2017 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2017, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, and Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of December 31, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Large Cap Revenue ETF
Money Market Mutual Fund	4,223,899	—	—	—	4,223,899
U.S. Government Securities	—	42,976	936,558	7,521,951	8,501,485
Total	4,223,899	42,976	936,558	7,521,951	12,725,384
Oppenheimer Mid Cap Revenue ETF
Money Market Mutual Fund	20,087,633	—	—	—	20,087,633
U.S. Government Securities	—	237,648	3,395,167	34,144,174	37,776,989
Total	20,087,633	237,648	3,395,167	34,144,174	57,864,622
Oppenheimer Small Cap Revenue ETF
Money Market Mutual Fund	47,936,330	—	—	—	47,936,330
U.S. Government Securities	—	318,257	4,901,846	60,549,106	65,769,209
Total	47,936,330	318,257	4,901,846	60,549,106	113,705,539
Oppenheimer Financials Sector Revenue ETF
Money Market Mutual Fund	40,699	—	—	—	40,699
U.S. Government Securities	—	—	—	—	—
Total	40,699	—	—	—	40,699
Oppenheimer Ultra Dividend Revenue ETF
Money Market Mutual Fund	16,516,488	—	—	—	16,516,488
U.S. Government Securities	—	465,061	5,376,191	40,818,025	46,659,277
Total	16,516,488	465,061	5,376,191	40,818,025	63,175,765
Oppenheimer Emerging Markets Revenue ETF
Money Market Mutual Fund	88,071	—	—	—	88,071
U.S. Government Securities	—	1,823	11,942	128,371	142,136
Total	88,071	1,823	11,942	128,371	230,207
Oppenheimer International Revenue ETF
Money Market Mutual Fund	162,794	—	—	—	162,794
U.S. Government Securities	—	—	—	—	—
Total	162,794	—	—	—	162,794
Oppenheimer Global Revenue ETF
Money Market Mutual Fund	90,668	—	—	—	90,668
U.S. Government Securities	—	570	3,808	56,383	60,761
Total	90,668	570	3,808	56,383	151,429

88     OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statements of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer Large Cap Revenue ETF	$11,312,571	$(2,811,086)	$(8,501,485)	$—	$—	$—	$—
Oppenheimer Mid Cap Revenue ETF	55,667,954	(17,890,965)	(37,776,989)	—	—	—	—
Oppenheimer Small Cap Revenue ETF	108,561,788	(42,792,579)	(65,769,209)	—	—	—	—
Oppenheimer Financials Sector Revenue ETF	—	—	—	—	—	—	—
Oppenheimer Ultra Dividend Revenue ETF	60,223,546	(13,564,269)	(46,659,277)	—	—	—	—
Oppenheimer Emerging Markets Revenue ETF	158,121	(15,985)	(142,136)	—	—	—	—
Oppenheimer International Revenue ETF	122,541	(122,541)	—	—	—	—	—
Oppenheimer Global Revenue ETF	146,990	(86,229)	(60,761)	—	—	—	—

* The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and

89     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS UNAUDITED CONTINUED

5. Investments and Risks (Continued)

economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of December 31, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

90     OPPENHEIMER ETF TRUST

7. Shares of Beneficial Interest (Continued)

Each Fund, except Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF, issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF issue and redeem shares at NAV in Creation Units consisting of 100,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended December 31, 2017, were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$66,146,507	$69,720,439
Oppenheimer Mid Cap Revenue ETF	58,280,627	58,114,061
Oppenheimer Small Cap Revenue ETF	92,861,198	93,768,261
Oppenheimer Financials Sector Revenue ETF	1,837,280	4,499,814
Oppenheimer Ultra Dividend Revenue ETF	239,335,505	244,582,788
Oppenheimer Emerging Markets Revenue ETF	13,263,072	5,847,882
Oppenheimer International Revenue ETF	3,191,771	4,819,034
Oppenheimer Global Revenue ETF	7,349,015	10,121,412

For the period ended December 31, 2017, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$120,901,907	$34,651,006
Oppenheimer Mid Cap Revenue ETF	25,799,087	8,589,882
Oppenheimer Small Cap Revenue ETF	6,877,578	76,336,715
Oppenheimer Financials Sector Revenue ETF	6,808,801	812,605
Oppenheimer Ultra Dividend Revenue ETF	254,768,660	252,603,152
Oppenheimer Emerging Markets Revenue ETF	5,607,140	525,397
Oppenheimer International Revenue ETF	14,756,049	622,939
Oppenheimer Global Revenue ETF	17,795,490	2,539,190

91     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS UNAUDITED CONTINUED

9. Fees and Other Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

Effective September 30, 2017, the investment management fee became a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other extraordinary fees not incurred in the ordinary course of the Funds’ business.

Effective September 30, 2017, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer Large Cap Revenue ETF	0.39%
Oppenheimer Mid Cap Revenue ETF	0.39%
Oppenheimer Small Cap Revenue ETF	0.39%
Oppenheimer Financials Sector Revenue ETF	0.45%
Oppenheimer Ultra Dividend Revenue ETF	0.39%
Oppenheimer Emerging Markets Revenue ETF	0.46%
Oppenheimer International Revenue ETF	0.42%
Oppenheimer Global Revenue ETF	0.43%

Prior to September 30, 2017, the Funds paid the Adviser the following annualized fees, which were subject to a fee waiver and expense reimbursement, as discussed in more detail below :

Fund	Management Fees	Expense Limit
Oppenheimer Large Cap Revenue ETF	0.39%	0.39%
Oppenheimer Mid Cap Revenue ETF	0.39%	0.39%
Oppenheimer Small Cap Revenue ETF	0.39%	0.39%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer Ultra Dividend Revenue ETF	0.39%	0.39%
Oppenheimer Emerging Markets Revenue ETF	0.46%	0.46%
Oppenheimer International Revenue ETF	0.42%	0.42%
Oppenheimer Global Revenue ETF	0.43%	0.43%

Waivers and Reimbursements of Expenses. Prior to September 30, 2017, the Trust and the Adviser were parties to a written fee waiver and expense reimbursement agreement pursuant to which the Adviser agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any acquired fund fees and

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9. Fees and Other Transactions with Affiliates (Continued)

expenses, taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Expense Limit” in the above tables. Under this agreement, the Adviser retained the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement (effective for all Funds beginning in October 2015), provided such reimbursement did not cause each Fund to exceed the lower of (a) any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed or (b) any applicable fee waiver and expense reimbursement agreement in place for the Funds at the time the Funds would make such repayment. At its August 2017 meeting, the Board approved the termination of this agreement effective September 30, 2017.

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OppenheimerFunds Distributor, Inc. (“OFDI”) acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustees’ Fees. The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., OFDI, and the Adviser.

Organization and Offering Costs. OFI directly assumed all organization and initial offering costs of Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF and Oppenheimer Global Revenue ETF.

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BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FOR CERTAIN SERIES OF OPPENHEIMER ETF TRUST (THE “TRUST”)

The Trust, on behalf of Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF and Oppenheimer Ultra Dividend Revenue ETF each a series of the Trust, (each, a “Fund” and together, the “Funds”), has entered into an investment advisory agreement with OFI Advisors, LLC (formerly VTL Associates, LLC) (the “Manager”) (the “Agreement”). The Agreement was approved by the Funds’ Board of Trustees (the “Board”), including a majority of the independent Trustees, at a meeting held on August 22-23, 2017. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. The Board requested and received such information, including information regarding the services, fees, and expenses of each Fund.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the fees and expenses of each Fund, including estimated and comparative fee and expense information, (iii) the cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are to be realized as each Fund grows and whether fee levels reflect these economies of scale for each Fund’s investors, and (v) other benefits that are expected to accrue to the Manager from its relationship with the Funds. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information provided at the August 23-23, 2017 meeting and prior meetings about the nature, quality and extent of the services provided to each Fund and information regarding the Manager’s key personnel who provide such services. The Board also considered that the Manager’s duties include providing each Fund with day-to-day general management and investment of each Fund’s securities portfolio. The Manager is also be responsible for daily review of each Fund’s creation and redemption baskets, daily monitoring of tracking errors and quarterly reporting to the Board, implementing periodic rebalances and reconstitutions to track each Fund’s underlying indexes; and monitoring each Fund’s securities lending program. The Board took into account that the Manager is responsible for overseeing third-party service providers who render certain administrative services to each Fund as well. Those services include supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Funds; compiling and maintaining records with respect to the Funds’ operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Funds for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Funds’ shares. The Manager also provides the Funds with office space, facilities and equipment.

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The Board also considered the quality of the services provided and the quality of the Manager’s resources available to the Funds. In evaluating the Manager, the Board considered the history, reputation, qualifications and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global”) (OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank among the top mutual fund managers in the United States. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Vince Lowry, Justin Lowry and Sean Reichert, the portfolio managers for each Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of the Funds and other funds advised by the Manager or OFI. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds advised by the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the Funds should benefit from the services provided under the Agreement.

Investment Performance. The Manager provided information on the investment performance of each Fund, including comparative performance information. The Board also reviewed information, prepared by the Manager and the independent consultant, comparing each Fund’s historical performance to (i) its corresponding revenue-weighted index that it seeks to track; (ii) the relevant benchmark or market indices; and (iii) the performance of other comparable funds, as discussed in more detail on a Fund-by-Fund basis below. The Board also gave consideration to the tracking error data provided to the Board.

•	Oppenheimer Large Cap Revenue ETF. The Board reviewed information, prepared by the Manager and the independent consultant, comparing the Fund’s historical performance to (i) the RevenueShares Large Cap Index, which is the index that it seeks to track; (ii) the Fund’s benchmark index and (iii) the performance of other large value funds. The Board noted that the Fund outperformed it category median for the five-year period, though it underperformed for the one- and three-year periods.
•	Oppenheimer Mid Cap Revenue ETF. The Board reviewed information, prepared by the Manager and the independent consultant, comparing the Fund’s historical performance to (i) the RevenueShares Mid Cap Index, which is the index that it seeks to track; (ii) the Fund’s benchmark index and (iii) the performance of other mid-cap value funds. The Board noted that the Fund underperformed its category median for the one-, three- and five-year periods.

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BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FOR CERTAIN SERIES OFOPPENHEIMER ETF TRUST (THE “TRUST”)

Continued

•	Oppenheimer Small Cap Revenue ETF. The Board reviewed information, prepared by the Manager and the independent consultant, comparing the Fund’s historical performance to (i) the RevenueShares Small Cap Index, which is the index that it seeks to track; (ii) the Fund’s benchmark index and (iii) the performance of other small blend funds. The Board noted that the Fund outperformed its category median for the one-, three- and five-year periods.
•	Oppenheimer Financials Sector Revenue ETF. The Board reviewed information, prepared by the Manager and the independent consultant, comparing the Fund’s historical performance to (i) the RevenueShares Financials Sector Index, which is the index that it seeks to track; (ii) the Fund’s benchmark index and (iii) the performance of other financial funds. The Board noted that the Fund outperformed its category median for the one- and five-year periods, and underperformed its category median for the three-year period.
•	Oppenheimer Ultra Dividend Revenue ETF. The Board reviewed information, prepared by the Manager and the independent consultant, comparing the Fund’s historical performance to (i) the RevenueShares Ultra Dividend Index, which is the index that it seeks to track; (ii) the Fund’s benchmark index and (iii) the performance of other large value funds. The Board noted that the Fund, which commenced operations on September 30, 2013, outperformed its category median for the one- and three-year periods.

Fees and Expenses of the Funds. The Board reviewed the fees paid to the Manager and the other expenses borne by the Funds. The Manager provided comparative data in regard to the proposed fees and expenses of the Funds based on a subset of other funds classified by an independent service provider as being in the same category as the Funds. Based on this information, the Board considered that:

•	Oppenheimer Large Cap Revenue ETF. The Board considered that the Fund’s contractual management fee as well as its total expenses were higher than its peer group median and category median. The Board also considered that the Manager has agreed to permanently reduce its contractual management to 0.39% of average daily net assets.
•	Oppenheimer Mid Cap Revenue ETF. The Board considered that the Fund’s contractual management fee and its total expenses were in line its peer group median and category median. The Board also considered that the Manager has agreed to permanently reduce its contractual management to 0.39% of average daily net assets.
•	Oppenheimer Small Cap Revenue ETF. The Board considered that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. The Board also considered that the Manager has agreed to permanently reduce its contractual management fee to 0.39% of average daily net assets.

96     OPPENHEIMER ETF TRUST

•	Oppenheimer Financials Sector Revenue ETF. The Board considered that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. The Board also considered that the Manager has agreed to permanently reduce its contractual management fee to 0.45% of average daily net assets.
•	Oppenheimer Ultra Dividend Revenue ETF. The Board considered that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. The Board also considered that the Manager has agreed to permanently reduce its contractual management fee to 0.39% of average daily net assets.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the Funds. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Funds. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Funds.

Other Benefits to the Manager. In evaluating other benefits that accrue to the Manager from its relationship with the Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, is each Fund’s Distributor. The Board reviewed and approved the distribution agreement for each Fund, which sets forth the anticipated services to be provided by the Distributor and their estimated costs in so doing. The Board also considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Funds.

Conclusions. The Board, including the Independent Trustees, considered the data provided by the Manager and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and the reasonableness of the investment advisory fees. They concluded that each Fund’s investment advisory fee is reasonable in light of the services provided to each Fund.

The Board considered the Agreement in light of all the surrounding circumstances. It also considered that the Manager and its affiliates have been the investment advisers for other Oppenheimer funds and that it has found the performance of the Manager to be satisfactory.

The Board, including the Independent Trustees, concluded that the Board should approve the Agreement. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fees, in light of all the surrounding circumstances.

97     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FOR INTERNATIONAL REVENUE ETF, GLOBAL REVENUE ETF AND
EMERGING MARKETS REVENUE ETF

The Trust, on behalf of International Revenue ETF, Global Revenue ETF and Emerging Markets Revenue ETF (each a “New Fund”, and collectively referred to herein as the “New Funds”), has entered into an investment advisory agreement with OFI Advisors, LLC (formerly, VTL Associates, LLC) (“the Manager”) (the “Advisory Agreement”). The Advisory Agreement was approved by the New Funds’ Board of Trustees (the “Board”), including a majority of the independent Trustees, at meetings held on February 14-15, 2017 and August 22-23, 2017. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. The Board requested and received such information, including information regarding the proposed services, fees, and expenses of each New Fund.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s proposed services, (ii) the proposed fees and projected expenses of each New Fund, including estimated and comparative fee and expense information, (iii) the estimated cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are expected to be realized as each New Fund grows and whether fee levels reflect these economies of scale for each New Fund’s investors, and (v) other benefits that are expected to accrue to the Manager from its relationship with the New Funds. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information provided at meetings on February 14-15, 2017 and August 22-23, 2017 and prior meetings about the nature, quality and extent of the services to be provided to each New Fund and information regarding the Manager’s key personnel who provide such services. The Board also considered that the Manager’s duties will include providing each New Fund with day-to-day general management and investment of each New Fund’s securities portfolio. The Manager will also be responsible for daily review of each New Fund’s creation and redemption baskets, daily monitoring of tracking error and quarterly reporting to the Board, implementing periodic rebalances and reconstitutions to track each New Fund’s underlying indexes; and monitoring each New Fund’s securities lending program. The Board took into account that the Manager will be responsible for overseeing third-party service providers who render certain administrative services to each New Fund as well. Those services include supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for the New Funds; compiling and maintaining records with respect to the New Funds’ operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the New Funds for their shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the

98     OPPENHEIMER ETF TRUST

New Funds’ shares. The Manager will also provide the New Funds with office space, facilities and equipment. The Board also took into account the risks assumed by the Manager in connection with launching, branding and maintaining the New Funds.

The Board considered the quality of the services to be provided and the quality of the Manager’s resources that will be available to the New Funds. In evaluating the Manager, the Board considered the history, reputation, qualification and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global” and OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Vincent T. Lowry, Michael J. Gompers, Justin V. Lowry and Sean P. Reichert, the proposed portfolio managers for each New Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of other funds advised by the Manager or OFI. The Board considered information regarding the quality of services to be provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds advised by the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the New Funds should benefit from the services to be provided under the Advisory Agreement.

Investment Performance. Because the New Funds have no operating history, the Board was unable to consider their performance.

Costs of Services to be Provided by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses to be borne by the New Funds. The Manager provided comparative data in regard to the proposed fees and expenses of the New Funds based on a subset of other funds believed to be in the same category as the New Funds. Based on this information, the Board considered that:

•	Oppenheimer International Revenue ETF’s total expense ratio is expected to be equal to the selected peer group median, though it is expected to be one basis point higher than the peer group average. The Fund’s contractual management fee is expected to be higher than the selected peer group average and peer group median. The Manager has agreed to permanently reduce its contractual management fee to 0.42% of average daily net assets.

99     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FOR INTERNATIONAL REVENUE ETF, GLOBAL REVENUE ETF AND
EMERGING MARKETS REVENUE ETF Continued

•	Oppenheimer Global Revenue ETF’s total expense ratio is expected to be lower than the selected peer group average and median, while the Fund’s contractual management fee is expected to be lower than the selected peer group average and higher than the peer group median. The Manager has agreed to permanently reduce its contractual management fee to 0.43% of average daily net assets.
•	Oppenheimer Emerging Markets Revenue ETF’s contractual management fee and total expense ratio are expected to be lower than the selected peer group average and peer group median. The Manager has agreed to permanently reduce its contractual management fee to 0.46% of average daily net assets.

Economies of Scale to be Realized by the Manager. The Board considered information regarding the Manager’s anticipated costs in serving as the New Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the New Funds. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the New Funds. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the New Funds.

Other Benefits to the Manager. In evaluating other benefits that are expected to accrue to the Manager from its relationship with the New Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, will be each New Fund’s Distributor. The Board reviewed and approved the distribution agreement for each New Fund, which sets forth the anticipated services to be provided by the Distributor. The Board also considered information that was provided regarding the direct and indirect benefits the Manager is expected to receive as a result of its relationship with the New Funds.

Conclusions. The Board, including the Independent Trustees, considered the data provided by the Manager and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the reasonableness of the proposed investment advisory fees. They concluded that each New Fund’s proposed investment advisory fee is reasonable in light of the services to be provided to each New Fund.

The Board considered the Advisory Agreement in light of all the surrounding circumstances. It also considered that the Manager and its affiliates have been the investment advisers for other Oppenheimer funds and that it has found the performance of the Manager to be satisfactory.

The Board, including the independent Trustees, concluded that the Board should approve the Advisory Agreement. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Advisory Agreement, including the management fees, in light of all the surrounding circumstances.

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DISTRIBUTION SOURCES UNAUDITED

The table below details, on a per-share basis, the percentage of the ETF’s total distribution payment amounts that were derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in an ETF is paid back to you. A return of capital distribution does not necessarily reflect an ETF’s investment performance and should not be confused with “yield” or “income.” This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. The relative amount of an ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund and scroll down to ’Analytics’. The Fund’s latest distribution information will be shown, as well as the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Large Cap Revenue ETF	10/4/17	10/3/17	10/6/17	94.3%	0.0%	5.7%
Oppenheimer Large Cap Revenue ETF	12/29/17	12/28/17	1/2/2018	96.4%	0.0%	3.6%
Oppenheimer Mid Cap Revenue ETF	10/4/17	10/3/17	10/6/17	95.0%	0.0%	5.0%
Oppenheimer Mid Cap Revenue ETF	12/29/17	12/28/17	1/2/2018	96.7%	0.0%	3.3%
Oppenheimer Small Cap Revenue ETF	10/4/17	10/3/17	10/6/17	91.2%	0.0%	8.8%
Oppenheimer Small Cap Revenue ETF	12/29/17	12/28/17	1/2/2018	96.7%	0.0%	3.3%
Oppenheimer Financials Sector Revenue ETF	10/4/17	10/3/17	10/6/17	88.9%	0.0%	11.1%
Oppenheimer Ultra Dividend Revenue ETF	10/4/17	10/3/17	10/6/17	98.1%	0.0%	1.9%
Oppenheimer Ultra Dividend Revenue ETF	12/29/17	12/28/17	1/2/2018	97.2%	0.0%	2.8%
Oppenheimer International Revenue ETF	10/4/17	10/3/17	10/6/17	98.8%	0.0%	1.2%
Oppenheimer Emerging Markets Revenue ETF	12/29/17	12/28/17	1/2/2018	74.8%	25.2%	0.0%

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SUPPLEMENTAL INFORMATION

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

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OPPENHEIMER ETF TRUST

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Frank Vallario, Vice President
Sean P. Reichert, Vice President
Sharon French, Vice President
Alex Depetris, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Stephanie Bullington, Treasurer and Principal Financial & Accounting Officer

Investment Adviser	OFI Advisors, LLC

Distributor	OppenheimerFunds Distributor, Inc.

Administrator, Custodian and Transfer Agent	The Bank of New York Mellon

Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

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Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.011.1217     December 31, 2017

Semiannual Report	12/31/2017

Oppenheimer
ETF Trust

ESG ETFs:
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF

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1     OPPENHEIMER ETF TRUST

Shareholder Expense Examples Unaudited

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2017 to December 31, 2017.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2     OPPENHEIMER ETF TRUST

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2017	Ending Account Value 12/31/2017	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer ESG Revenue ETF
Actual	$1,000.00	$1,108.70	0.40%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04
Oppenheimer Global ESG Revenue ETF
Actual	$1,000.00	$1,124.20	0.45%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

3     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES UNAUDITED

Oppenheimer ESG Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.7%
Banks	2.3
Capital Goods	10.6
Commercial & Professional Services	0.4
Consumer Durables & Apparel	2.0
Consumer Services	1.7
Diversified Financials	2.8
Energy	5.2
Food & Staples Retailing	6.9
Food, Beverage & Tobacco	5.0
Health Care Equipment & Services	9.0
Household & Personal Products	2.3
Insurance	3.4
Materials	3.4
Media	3.2
Money Market Fund	0.4
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Real Estate	1.0
Retailing	6.5
Semiconductors & Semiconductor Equipment	2.9
Software & Services	6.5
Technology Hardware & Equipment	4.2
Telecommunication Services	5.5
Transportation	3.2
Utilities	5.1
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Oppenheimer Global ESG
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	4.5%
Banks	8.6
Capital Goods	12.1
Commercial & Professional Services	1.1
Consumer Durables & Apparel	3.0
Consumer Services	1.1
Diversified Financials	3.7
Energy	7.8
Food & Staples Retailing	4.3
Food, Beverage & Tobacco	4.7
Health Care Equipment & Services	3.7
Household & Personal Products	1.8
Insurance	5.8
Materials	5.5
Media	1.2
Money Market Fund	0.8
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Real Estate	1.1
Retailing	3.2
Semiconductors & Semiconductor Equipment	1.1
Software & Services	4.2
Technology Hardware & Equipment	5.6
Telecommunication Services	3.5
Transportation	3.0
Utilities	5.6
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

4     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.7%
Aptiv PLC	976	$82,794
BorgWarner, Inc.	865	44,193
Ford Motor Co.	58,322	728,442
Goodyear Tire & Rubber Co. (The)	2,259	72,988
Total Automobiles & Components		928,417

Banks—2.3%
Bank of America Corp.	16,163	477,132
Comerica, Inc.	168	14,584
PNC Financial Services Group, Inc. (The)	578	83,400
Total Banks		575,116

Capital Goods—10.6%
3M Co.	620	145,929
Arconic, Inc.	2,385	64,991
Cummins, Inc.	547	96,622
Deere & Co.	879	137,572
Dover Corp.	374	37,770
Eaton Corp. PLC	1,234	97,498
Flowserve Corp.	430	18,116
Fluor Corp.	1,843	95,191
General Electric Co.	32,144	560,913
Illinois Tool Works, Inc.	408	68,075
Ingersoll-Rand PLC	764	68,141
Johnson Controls International PLC	3,823	145,695
Lockheed Martin Corp.	729	234,045
Masco Corp.	855	37,569
Northrop Grumman Corp.	393	120,616
Parker-Hannifin Corp.	312	62,269
Raytheon Co.	618	116,091
Rockwell Automation, Inc.	158	31,023
Rockwell Collins, Inc.	242	32,820
Stanley Black & Decker, Inc.	352	59,731
United Rentals, Inc.[1]	182	31,288
United Technologies Corp.	2,220	283,205
W.W. Grainger, Inc.	214	50,558
Xylem, Inc.	319	21,756
Total Capital Goods		2,617,484

Commercial & Professional Services—0.4%
Nielsen Holdings PLC[2]	832	30,285
Waste Management, Inc.	795	68,608
Total Commercial & Professional Services		98,893
	Shares	Value
Consumer Durables & Apparel—2.0%
Garmin Ltd.	240	$14,297
Hanesbrands, Inc.[2]	1,424	29,776
Hasbro, Inc.	261	23,722
Mattel, Inc.[2]	1,577	24,254
Newell Brands, Inc.	2,359	72,893
NIKE, Inc., Class B	2,520	157,626
PVH Corp.	300	41,163
Tapestry, Inc.	529	23,398
Whirlpool Corp.	606	102,196
Total Consumer Durables & Apparel		489,325

Consumer Services—1.7%
Carnival Corp.	1,242	82,432
Hilton Worldwide Holdings, Inc.	606	48,395
Marriott International, Inc., Class A	825	111,977
Royal Caribbean Cruises Ltd.	331	39,482
Starbucks Corp.	1,796	103,144
Wyndham Worldwide Corp.	244	28,272
Total Consumer Services		413,702

Diversified Financials—2.8%
Bank of New York Mellon Corp. (The)	1,433	77,181
BlackRock, Inc.	112	57,536
Goldman Sachs Group, Inc. (The)	748	190,560
Invesco Ltd.	650	23,751
Moody’s Corp.	127	18,746
Morgan Stanley	3,810	199,911
Northern Trust Corp.	267	26,671
S&P Global, Inc.	166	28,120
State Street Corp.	515	50,269
T. Rowe Price Group, Inc.	219	22,980
Total Diversified Financials		695,725

Energy—5.2%
Andeavor	1,323	151,272
Apache Corp.	684	28,878
Chesapeake Energy Corp.[1,2]	12,225	48,411
ConocoPhillips	2,541	139,476
Devon Energy Corp.	1,594	65,992
EQT Corp.	220	12,522
Halliburton Co.	1,994	97,447
Hess Corp.	569	27,010
Marathon Oil Corp.	1,329	22,500
Marathon Petroleum Corp.	4,598	303,376
Newfield Exploration Co.[1]	276	8,702
Noble Energy, Inc.	697	20,311

5     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer ESG Revenue ETF

	Shares	Value
Energy (CONTINUED)
Occidental Petroleum Corp.	802	$59,075
ONEOK, Inc.	993	53,076
Range Resources Corp.	710	12,113
Schlumberger Ltd.	2,260	152,301
TechnipFMC PLC	2,645	82,815
Total Energy		1,285,277

Food & Staples Retailing—6.9%
CVS Health Corp.	11,876	861,010
Kroger Co. (The)	21,241	583,065
Sysco Corp.	4,367	265,208
Total Food & Staples Retailing		1,709,283

Food, Beverage & Tobacco—5.0%
Altria Group, Inc.	1,288	91,976
Brown-Forman Corp., Class B	218	14,970
Campbell Soup Co.	760	36,564
Coca-Cola Co. (The)	3,815	175,032
Dr Pepper Snapple Group, Inc.	337	32,709
General Mills, Inc.	1,298	76,958
Hershey Co. (The)	316	35,869
Hormel Foods Corp.	1,196	43,523
J.M. Smucker Co. (The)	293	36,402
Kellogg Co.	930	63,221
McCormick & Co., Inc.	216	22,013
Molson Coors Brewing Co., Class B	641	52,607
Mondelez International, Inc., Class A	2,823	120,824
PepsiCo, Inc.	2,530	303,398
Philip Morris International, Inc.	1,192	125,935
Total Food, Beverage & Tobacco		1,232,001

Health Care Equipment & Services—9.0%
Abbott Laboratories	2,160	123,271
Anthem, Inc.	1,875	421,894
Baxter International, Inc.	763	49,320
Becton Dickinson and Co.	261	55,870
Boston Scientific Corp.[1]	1,635	40,532
Cigna Corp.	955	193,951
Edwards Lifesciences Corp.[1]	137	15,441
Humana, Inc.	1,004	249,062
Medtronic PLC	1,709	138,002
ResMed, Inc.	119	10,078
UnitedHealth Group, Inc.	4,219	930,121
Varian Medical Systems, Inc.[1]	121	13,449
Total Health Care Equipment & Services		2,240,991
	Shares	Value
Household & Personal Products—2.3%
Church & Dwight Co., Inc.	356	$17,861
Clorox Co. (The)	195	29,004
Colgate-Palmolive Co.	984	74,243
Estee Lauder Cos., Inc., (The), Class A	450	57,258
Kimberly-Clark Corp.	734	88,564
Procter & Gamble Co. (The)	3,378	310,371
Total Household & Personal Products		577,301

Insurance—3.4%
Allstate Corp. (The)	1,713	179,368
MetLife, Inc.	6,347	320,904
Principal Financial Group, Inc.	984	69,431
Prudential Financial, Inc.	2,432	279,632
Total Insurance		849,335

Materials—3.4%
Air Products & Chemicals, Inc.	241	39,543
Albemarle Corp.	107	13,684
Avery Dennison Corp.	267	30,668
Ball Corp.	1,305	49,394
Eastman Chemical Co.	478	44,282
Ecolab, Inc.	478	64,138
FMC Corp.	145	13,726
International Flavors & Fragrances, Inc.	103	15,719
International Paper Co.	1,908	110,549
LyondellBasell Industries NV, Class A	1,486	163,936
Mosaic Co. (The)	1,382	35,462
Newmont Mining Corp.	960	36,019
PPG Industries, Inc.	601	70,209
Praxair, Inc.	352	54,447
Sealed Air Corp.	493	24,305
WestRock Co.	1,104	69,784
Total Materials		835,865

Media—3.2%
Comcast Corp., Class A	10,026	401,541
Time Warner, Inc.	1,612	147,450
Walt Disney Co. (The)	2,346	252,218
Total Media		801,209

Pharmaceuticals, Biotechnology & Life Sciences—3.0%
AbbVie, Inc.	1,333	128,915
Agilent Technologies, Inc.	312	20,895
Biogen, Inc.[1]	156	49,697
Bristol-Myers Squibb Co.	1,547	94,800

6     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Celgene Corp.[1]	537	$56,041
Eli Lilly & Co.	1,220	103,041
Illumina, Inc.[1]	57	12,454
Pfizer, Inc.	6,728	243,688
Regeneron Pharmaceuticals, Inc.[1]	68	25,565
Total Pharmaceuticals, Biotechnology & Life Sciences		735,096

Real Estate—1.0%
AvalonBay Communities, Inc.	55	9,813
Boston Properties, Inc.	98	12,743
CBRE Group, Inc., Class A1	1,508	65,311
HCP, Inc.	344	8,972
Host Hotels & Resorts, Inc.	1,280	25,408
Iron Mountain, Inc.	471	17,771
Kimco Realty Corp.	307	5,572
Macerich Co. (The)	72	4,729
Prologis, Inc.	190	12,257
Regency Centers Corp.	61	4,220
Simon Property Group, Inc.	157	26,963
Vornado Realty Trust	150	11,727
Welltower, Inc.	307	19,577
Weyerhaeuser Co.	931	32,827
Total Real Estate		257,890

Retailing—6.5%
Best Buy Co., Inc.	2,908	199,111
Gap, Inc. (The)	2,197	74,830
Home Depot, Inc. (The)	2,538	481,027
Kohl’s Corp.	1,719	93,221
L Brands, Inc.	1,006	60,581
Lowe’s Cos., Inc.	3,728	346,480
Macy’s, Inc.[2]	4,850	122,172
Nordstrom, Inc.	1,548	73,344
TJX Cos., Inc. (The)	2,178	166,530
Total Retailing		1,617,296

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc.[1,2]	2,302	23,664
Analog Devices, Inc.	252	22,435
Applied Materials, Inc.	1,254	64,104
Intel Corp.	6,630	306,041
KLA-Tencor Corp.	167	17,547
Lam Research Corp.	226	41,600
Microchip Technology, Inc.[2]	206	18,103
	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Micron Technology, Inc.[1]	2,281	$93,795
NVIDIA Corp.	208	40,248
Skyworks Solutions, Inc.	182	17,281
Texas Instruments, Inc.	688	71,855
Xilinx, Inc.	171	11,529
Total Semiconductors & Semiconductor Equipment		728,202

Software & Services—6.5%
Accenture PLC, Class A	1,147	175,594
Adobe Systems, Inc.[1]	184	32,244
Akamai Technologies, Inc.[1]	204	13,268
Autodesk, Inc.[1]	87	9,120
CA, Inc.	578	19,236
Cognizant Technology Solutions Corp., Class A	955	67,824
DXC Technology Co.	795	75,446
eBay, Inc.[1]	1,159	43,741
International Business Machines Corp.	2,446	375,265
Intuit, Inc.	155	24,456
Microsoft Corp.	5,120	437,965
Oracle Corp.	3,777	178,577
salesforce.com, Inc.[1]	425	43,448
Symantec Corp.	754	21,157
Visa, Inc., Class A	751	85,629
Total Software & Services		1,602,970

Technology Hardware & Equipment—4.2%
Amphenol Corp., Class A	358	31,432
Cisco Systems, Inc.	5,987	229,302
Corning, Inc.	1,472	47,089
Hewlett Packard Enterprise Co.	13,053	187,441
HP, Inc.	11,506	241,741
Juniper Networks, Inc.	849	24,197
NetApp, Inc.	458	25,337
Seagate Technology PLC[2]	1,203	50,334
TE Connectivity Ltd.	651	61,871
Western Digital Corp.	1,141	90,744
Xerox Corp.	1,648	48,039
Total Technology Hardware & Equipment		1,037,527

Telecommunication Services—5.5%
AT&T, Inc.	20,001	777,639
Verizon Communications, Inc.	11,241	594,986
Total Telecommunication Services		1,372,625

7     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer ESG Revenue ETF

	Shares	Value
Transportation—3.2%
Delta Air Lines, Inc.	3,432	$192,192
FedEx Corp.	1,209	301,694
United Parcel Service, Inc., Class B	2,572	306,454
Total Transportation		800,340

Utilities—5.1%
AES Corp.	6,258	67,774
Ameren Corp.	478	28,197
American Electric Power Co., Inc.	952	70,039
American Water Works Co., Inc.	176	16,102
CMS Energy Corp.	625	29,563
Consolidated Edison, Inc.	637	54,113
Dominion Energy, Inc.	691	56,013
DTE Energy Co.	509	55,715
Duke Energy Corp.	1,225	103,035
Edison International	820	51,857
Entergy Corp.	636	51,764
Eversource Energy	560	35,381
Exelon Corp.	3,874	152,674
FirstEnergy Corp.	2,049	62,740
NextEra Energy, Inc.	476	74,346
NiSource, Inc.	868	22,282
NRG Energy, Inc.	1,923	54,767
Pinnacle West Capital Corp.	190	16,184
PPL Corp.	1,036	32,064
Public Service Enterprise Group, Inc.	813	41,870
Southern Co. (The)	2,081	100,075
WEC Energy Group, Inc.[2]	531	35,274
Xcel Energy, Inc.	1,070	51,478
Total Utilities		1,263,307

Total Common Stocks (Cost $21,042,985)		24,765,177
	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $26,182)	26,182	$26,182
Investment of Cash Collateral for Securities Loaned—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.19%[3] (Cost $79,020)	79,020	79,020
Total Investments—100.2% (Cost $21,148,187)		24,870,379
Liabilities in Excess of Other Assets—(0.2)%		(57,513)
Net Assets—100.0%		$24,812,866

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $364,193; total value of the collateral held by the Fund was $378,275. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $299,255 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

8     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—4.4%
Aisin Seiki Co. Ltd.	763	$42,874
Astra International Tbk PT	29,027	17,757
Bayerische Motoren Werke AG	1,298	135,337
BYD Co. Ltd., Class H	667	5,811
Cie Generale des Etablissements Michelin	227	32,587
Daimler AG	2,838	241,277
Denso Corp.	839	50,370
Geely Automobile Holdings Ltd.	2,841	9,849
GKN PLC	3,921	16,941
Guangzhou Automobile Group Co. Ltd., Class H	1,527	3,618
Hankook Tire Co. Ltd.[1]	147	7,497
Honda Motor Co. Ltd.	4,772	163,599
Magna International, Inc.	863	49,068
Mahindra & Mahindra Ltd.	1,690	19,887
NGK Spark Plug Co. Ltd.	167	4,061
Nokian Renkaat OYJ	49	2,224
Peugeot SA	3,537	72,012
Renault SA	805	81,111
Stanley Electric Co. Ltd.	152	6,173
Sumitomo Rubber Industries Ltd.	471	8,764
Tesla, Inc.[1,2]	41	12,765
Valeo SA	382	28,564
Yamaha Motor Co. Ltd.	541	17,745
Total Automobiles & Components		1,029,891

Banks—8.2%
ABN AMRO Group NV3	837	27,036
Abu Dhabi Commercial Bank PJSC	2,102	3,892
AMMB Holdings Bhd	2,029	2,211
Australia & New Zealand Banking Group Ltd.	1,761	39,585
Axis Bank Ltd.	1,330	11,751
Banco Bilbao Vizcaya Argentaria SA	6,811	58,167
Banco Bradesco SA	5,143	49,707
Banco de Credito e Inversiones	61	4,243
Banco de Sabadell SA	5,690	11,315
Banco do Brasil SA	7,988	76,627
Banco Santander Brasil SA	3,632	34,906
Banco Santander Chile	74,398	5,830
Banco Santander SA	18,607	122,419
Bancolombia SA	846	8,498
Bank Central Asia Tbk PT	3,924	6,334
	Shares	Value
Banks (Continued)
Bank Danamon Indonesia Tbk PT	5,829	$2,986
Bank Handlowy w Warszawie SA	36	848
Bank Hapoalim B.M.	900	6,634
Bank Leumi Le-Israel B.M.	1,020	6,161
Bank Mandiri Persero Tbk PT	18,176	10,717
Bank Millennium SA1	498	1,281
Bank Negara Indonesia Persero Tbk PT	9,704	7,081
Bank of Montreal	336	26,975
Bank of Nova Scotia (The)	495	32,048
Bank of the Philippine Islands	1,026	2,222
Bank Rakyat Indonesia Persero Tbk PT	42,305	11,350
Bank Zachodni WBK SA	30	3,421
Bankinter SA	461	4,375
Barclays Africa Group Ltd.	1,006	14,789
Bendigo & Adelaide Bank Ltd.	343	3,131
BNK Financial Group, Inc.[1]	482	4,241
BNP Paribas SA	1,586	118,553
BOC Hong Kong Holdings Ltd.	3,022	15,309
CaixaBank SA	3,613	16,872
Canadian Imperial Bank of Commerce	226	22,103
China CITIC Bank Corp Ltd., Class H	23,801	14,919
China Everbright Bank Co. Ltd., Class H	10,712	5,002
China Merchants Bank Co. Ltd., Class H	2,495	9,926
CIMB Group Holdings Bhd	5,423	8,764
Comerica, Inc.	48	4,167
Commercial Bank PQSC (The)[1]	288	2,270
Commercial International Bank Egypt SAE	463	2,017
Commerzbank AG1	1,411	21,188
Commonwealth Bank of Australia	648	40,719
Concordia Financial Group Ltd.	664	4,008
Credicorp Ltd.	30	6,223
Credit Agricole SA	6,264	103,801
DBS Group Holdings Ltd.	770	14,318
DGB Financial Group, Inc.[1]	346	3,410
DNB ASA	588	10,934
Dubai Islamic Bank PJSC	2,102	3,543
E.Sun Financial Holding Co. Ltd.	3,550	2,255
Erste Group Bank AG1	314	13,613

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Banks (Continued)
First Abu Dhabi Bank PJSC	2,035	$5,679
Grupo Financiero Banorte SAB de CV, Class O	1,486	8,190
Grupo Financiero Santander Mexico SAB de CV, Class B	2,208	3,242
Hana Financial Group, Inc.	342	15,909
Hang Seng Bank Ltd.	345	8,562
Housing Development Finance Corp. Ltd.	458	12,273
ICICI Bank Ltd.	4,172	20,524
IDFC Bank Ltd.	2,337	1,986
Indiabulls Housing Finance Ltd.	118	2,212
Industrial Bank of Korea	591	9,081
ING Groep NV	3,884	71,474
Intesa Sanpaolo SpA -RSP	306	977
Intesa Sanpaolo SpA	6,992	23,257
Kasikornbank PCL	3,359	23,912
KB Financial Group, Inc.	423	25,051
KBC Group NV	228	19,469
KeyCorp	446	8,996
Komercni banka as	46	1,980
Krung Thai Bank PCL	11,691	6,888
Malayan Banking Bhd	4,155	10,062
mBank SA1	15	2,007
MCB Bank Ltd.	526	1,012
Mega Financial Holding Co. Ltd.	3,859	3,119
Mizrahi Tefahot Bank Ltd.	144	2,661
Mizuho Financial Group, Inc.	20,311	36,890
National Australia Bank Ltd.	1,415	32,726
National Bank of Canada	170	8,510
Nedbank Group Ltd.	616	12,743
Nordea Bank AB	1,710	20,739
OTP Bank PLC	131	5,436
Oversea-Chinese Banking Corp. Ltd.	2,627	24,355
People’s United Financial, Inc.	104	1,945
PNC Financial Services Group, Inc. (The)	124	17,892
Public Bank Bhd	1,088	5,587
Qatar National Bank QPSC	467	16,115
Raiffeisen Bank International AG1	279	10,118
Regions Financial Corp.	473	8,173
Resona Holdings, Inc.	1,493	8,921
RHB Bank Bhd	2,659	3,285
Royal Bank of Canada	580	47,517
Shinhan Financial Group Co. Ltd.	476	21,965
	Shares	Value
Banks (Continued)
Siam Commercial Bank PCL (The)	1,606	$7,392
Skandinaviska Enskilda Banken AB, Class A	847	9,962
Societe Generale SA	1,546	79,920
Standard Chartered PLC[1]	2,717	28,672
Sumitomo Mitsui Trust Holdings, Inc.	360	14,295
SVB Financial Group[1]	11	2,571
Svenska Handelsbanken AB, Class A	592	8,113
Swedbank AB, Class A	358	8,653
Taishin Financial Holding Co. Ltd.	4,378	2,038
Taiwan Business Bank	2,878	811
TMB Bank PCL	22,349	2,071
Toronto-Dominion Bank (The)	726	42,675
UniCredit SpA[1]	1,771	33,133
Westpac Banking Corp.	1,480	36,290
Yes Bank Ltd.	867	4,281
Total Banks		1,897,012

Capital Goods—12.1%
3M Co.	164	38,601
ABB Ltd.	1,698	45,512
Aboitiz Equity Ventures, Inc.	2,244	3,326
Acuity Brands, Inc.	27	4,752
AGCO Corp.	139	9,929
Airbus SE	966	96,278
Alfa Laval AB	214	5,065
Allegion PLC	34	2,705
Alstom SA	265	11,012
Amada Holdings Co. Ltd.	258	3,513
ANDRITZ AG	167	9,442
Arconic, Inc.	659	17,958
Ashtead Group PLC	208	5,605
Assa Abloy AB, Class B	535	11,135
Atlas Copco AB, Class A	261	11,291
Atlas Copco AB, Class B	134	5,149
BAE Systems PLC	4,250	32,943
Bidvest Group Ltd. (The)	472	8,315
Boeing Co. (The)	420	123,862
Boskalis Westminster	101	3,812
Bouygues SA	921	47,898
Brenntag AG	265	16,792
Bunzl PLC	470	13,174
CAE, Inc.	150	2,795
Caterpillar, Inc.	363	57,202
Cie de Saint-Gobain	1,020	56,317

10     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
CNH Industrial NV	2,507	$33,626
Cobham PLC[1]	2,280	3,895
Cummins, Inc.	143	25,260
Daifuku Co. Ltd.	100	5,451
Daikin Industries Ltd.	201	23,793
DCC PLC	213	21,509
Deere & Co.	257	40,223
Eaton Corp. PLC	325	25,678
Eiffage SA	205	22,485
Elbit Systems Ltd.	30	4,018
Far Eastern New Century Corp.	9,814	8,838
Fastenal Co.	111	6,071
Ferguson PLC	360	25,957
Ferrovial SA	833	18,930
Finning International, Inc.	233	5,899
Flowserve Corp.	121	5,098
Fluor Corp.	516	26,651
Fortune Brands Home & Security, Inc.	98	6,707
Fuji Electric Co. Ltd.	1,630	12,285
GEA Group AG	145	6,966
Geberit AG	6	2,642
General Electric Co.	8,284	144,556
HAP Seng Consolidated Bhd	576	1,359
HD Supply Holdings, Inc.[1]	225	9,007
Hino Motors Ltd.	1,577	20,439
Hitachi Construction Machinery Co. Ltd.	288	10,469
Hiwin Technologies Corp.	3	32
HOCHTIEF AG	179	31,726
Honeywell International, Inc.	329	50,455
Huntington Ingalls Industries, Inc.	38	8,957
IHI Corp.	558	18,575
IMI PLC	172	3,102
Ingersoll-Rand PLC	202	18,016
ITOCHU Corp.	3,400	63,473
Jacobs Engineering Group, Inc.	213	14,049
Johnson Controls International PLC	1,038	39,558
Kajima Corp.	1,983	19,082
Kawasaki Heavy Industries Ltd.	502	17,625
Keihan Holdings Co. Ltd.	165	4,863
Keppel Corp. Ltd.	1,043	5,736
KION Group AG	130	11,236
KOC Holding AS	6,633	32,329
Komatsu Ltd.	720	26,064
Kone OYJ, Class B	213	11,453
Kubota Corp.	1,005	19,712
	Shares	Value
Capital Goods (Continued)
Kurita Water Industries Ltd.	100	$3,249
L3 Technologies, Inc.	71	14,047
Legrand SA	102	7,862
Lennox International, Inc.	24	4,998
LG Corp.[1]	132	11,220
Lockheed Martin Corp.	183	58,752
MAN SE	171	19,589
Masco Corp.	237	10,414
Meggitt PLC	538	3,509
Metso OYJ	110	3,761
Middleby Corp. (The)[1]	26	3,509
Mitsubishi Electric Corp.	2,905	48,262
Mitsubishi Heavy Industries Ltd.	1,214	45,370
MTU Aero Engines AG	42	7,535
Nabtesco Corp.	104	3,988
NGK Insulators Ltd.	275	5,195
Northrop Grumman Corp.	104	31,919
NSK Ltd.	735	11,575
Obayashi Corp.	1,661	20,112
OSRAM Licht AG	79	7,108
Owens Corning	87	7,999
Parker-Hannifin Corp.	82	16,366
Raytheon Co.	165	30,995
Rexel SA	1,107	20,099
Rockwell Automation, Inc.	40	7,854
Rockwell Collins, Inc.	66	8,951
Rolls-Royce Holdings PLC[1]	2,245	25,723
Rolls-Royce Holdings PLC Entitlement[1]	92,690	125
Roper Technologies, Inc.	20	5,180
Safran SA	226	23,314
Sandvik AB	740	12,988
Schneider Electric SE1	434	36,928
Sembcorp Industries Ltd.	3,483	7,897
Shimizu Corp.	1,526	15,768
Siemens AG	891	124,270
Siemens Ltd.	119	2,308
Sime Darby Bhd	4,197	2,292
Singapore Technologies Engineering Ltd.	2,531	6,174
SK Holdings Co. Ltd.[1]	450	118,958
Skanska AB, Class B	1,011	20,992
SKF AB, Class B	480	10,682
Smiths Group PLC	272	5,482
Snap-on, Inc.[2]	30	5,229
SNC-Lavalin Group, Inc.	211	9,607
Spirit AeroSystems Holdings, Inc., Class A	106	9,248

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Capital Goods (Continued)
Taisei Corp.	295	$14,691
Thales SA	214	23,097
THK Co. Ltd.	154	5,783
TOTO Ltd.	147	8,678
Toyota Tsusho Corp.	2,325	93,599
Travis Perkins PLC	536	11,362
United Rentals, Inc.[1]	49	8,424
United Technologies Corp.	629	80,242
Vestas Wind Systems A/S	239	16,528
Vinci SA	613	62,678
Volvo AB, Class B	2,005	37,394
W.W. Grainger, Inc.[2]	64	15,120
WABCO Holdings, Inc.[1]	25	3,587
Wartsila OYJ Abp	111	7,011
WEG SA	508	3,692
Weir Group PLC (The)	131	3,762
Xylem, Inc.	78	5,320
Total Capital Goods		2,816,609

Commercial & Professional Services—1.1%
Adecco Group AG	455	34,808
Babcock International Group PLC	758	7,234
Brambles Ltd.	867	6,829
Bureau Veritas SA	259	7,088
Capita PLC	1,178	6,389
China Everbright International Ltd.	2,020	2,884
Dai Nippon Printing Co. Ltd.	742	16,553
Edenred	67	1,945
Experian PLC	266	5,887
Intertek Group PLC	64	4,493
ISS A/S	413	16,006
ManpowerGroup, Inc.	195	24,591
Park24 Co. Ltd.	100	2,394
Randstad Holding NV	550	33,841
Recruit Holdings Co. Ltd.	954	23,712
RELX NV	277	6,375
RELX PLC	275	6,469
Robert Half International, Inc.	121	6,720
SEEK Ltd.	75	1,115
SGS SA	2	5,215
Societe BIC SA	27	2,972
Sohgo Security Services Co. Ltd.	118	6,421
Teleperformance	41	5,881
Toppan Printing Co. Ltd.	1,493	13,505
Wolters Kluwer NV	136	7,101
Total Commercial & Professional Services		256,428
	Shares	Value
Consumer Durables & Apparel—3.0%
adidas AG	142	$28,501
Arcelik AS	1,212	6,879
Asics Corp.	327	5,213
Barratt Developments PLC	915	8,015
Berkeley Group Holdings PLC	90	5,110
Burberry Group PLC	198	4,800
Casio Computer Co. Ltd.	257	3,698
Cie Financiere Richemont SA	162	14,679
Electrolux AB, Series B	576	18,594
Gildan Activewear, Inc.	107	3,468
Hanesbrands, Inc.[2]	395	8,259
Hasbro, Inc.	68	6,181
Hermes International	13	6,966
HUGO BOSS AG	50	4,259
Husqvarna AB, Class B	520	4,960
Kering	42	19,820
LG Electronics, Inc.	691	68,419
Li & Fung Ltd.	43,475	23,858
Luxottica Group SpA	239	14,680
LVMH Moet Hennessy Louis Vuitton SE	201	59,230
Mattel, Inc.[2]	356	5,475
Mohawk Industries, Inc.[1]	41	11,312
Newell Brands, Inc.	667	20,610
NIKE, Inc., Class B	582	36,404
Nikon Corp.	423	8,524
Panasonic Corp.	5,727	83,859
Pandora A/S	45	4,903
Persimmon PLC	153	5,667
PVH Corp.	74	10,154
SEB SA	46	8,531
Sega Sammy Holdings, Inc.	375	4,654
Sekisui Chemical Co. Ltd.	666	13,373
Sekisui House Ltd.	1,248	22,550
Sony Corp.	1,871	84,423
Swatch Group AG (The)	46	3,517
Swatch Group AG (The)	12	4,894
Taylor Wimpey PLC	2,479	6,922
Titan Co. Ltd.	227	3,052
Under Armour, Inc., Class C1,2	439	5,848
VF Corp.	201	14,874
Whirlpool Corp.	158	26,645
Yamaha Corp.	149	5,502
Total Consumer Durables & Apparel		707,282

12     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services—1.1%
Accor SA	53	$2,737
Aramark	436	18,635
Aristocrat Leisure Ltd.	130	2,410
Benesse Holdings, Inc.	133	4,693
Compass Group PLC	1,697	36,730
Crown Resorts Ltd.	356	3,625
Flight Centre Travel Group Ltd.[2]	71	2,457
Hilton Worldwide Holdings, Inc.	160	12,777
InterContinental Hotels Group PLC	37	2,362
Kangwon Land, Inc.[1]	54	1,755
Marriott International, Inc., Class A	204	27,689
Melco Resorts & Entertainment Ltd.[4]	234	6,795
Merlin Entertainments PLC[3]	516	2,533
MGM China Holdings Ltd.[2]	992	3,001
Minor International PCL	1,498	2,011
OPAP SA	344	4,337
Oriental Land Co. Ltd.	83	7,567
Paddy Power Betfair PLC	23	2,740
Royal Caribbean Cruises Ltd.	87	10,377
Sands China Ltd.	1,880	9,704
Shangri-La Asia Ltd.	1,078	2,446
Sodexo SA	245	32,965
Tabcorp Holdings Ltd.	1,204	5,255
TUI AG	1,382	28,790
Vail Resorts, Inc.	10	2,125
Whitbread PLC	109	5,898
Total Consumer Services		242,414

Diversified Financials—3.7%
3i Group PLC	156	1,928
AEON Financial Service Co. Ltd.	239	5,567
Ally Financial, Inc.	458	13,355
American Express Co.	447	44,392
AMP Ltd.	814	3,304
Amundi SA3	49	4,157
ASX Ltd.	22	944
B3 SA—Brasil Bolsa Balcao	156	1,071
Bajaj Finance Ltd.	77	2,119
Bank of New York Mellon Corp. (The)	382	20,574
BlackRock, Inc.	28	14,384
Brookfield Asset Management, Inc., Class A	891	38,913
	Shares	Value
Diversified Financials (Continued)
Chailease Holding Co. Ltd.	1,000	$2,910
CME Group, Inc.	31	4,528
Coronation Fund Managers Ltd.	62	370
Deutsche Bank AG	3,249	61,935
Deutsche Boerse AG	37	4,301
Eurazeo SA	55	5,085
EXOR NV	3,397	208,443
FirstRand Ltd.	2,845	15,454
Franklin Resources, Inc.	199	8,623
Fubon Financial Holding Co. Ltd.	2,470	4,208
Gentera SAB de CV	1,549	1,298
Goldman Sachs Group, Inc. (The)	207	52,735
Groupe Bruxelles Lambert SA	81	8,753
Hong Kong Exchanges & Clearing Ltd.	60	1,841
IGM Financial, Inc.	82	2,889
Industrivarden AB, Class C	11	272
Investec Ltd.	298	2,160
Investec PLC	721	5,218
Japan Exchange Group, Inc.	100	1,741
Julius Baer Group Ltd.[1]	72	4,403
Kinnevik AB, Class B	10	339
L E Lundbergforetagen AB, Class B	25	1,872
London Stock Exchange Group PLC	55	2,822
Macquarie Group Ltd.	71	5,533
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,825	10,871
Moody’s Corp.	32	4,723
Morgan Stanley	1,086	56,982
Natixis SA	112	887
Northern Trust Corp.	70	6,992
Onex Corp.	414	30,461
ORIX Corp.	1,935	32,714
PSG Group Ltd.	111	2,421
Rural Electrification Corp. Ltd.	1,864	4,548
S&P Global, Inc.	44	7,454
Samsung Card Co. Ltd.[1]	122	4,513
Schroders PLC	68	3,234
Singapore Exchange Ltd.	120	668
Standard Life Aberdeen PLC	5,883	34,746
State Street Corp.	148	14,446
T. Rowe Price Group, Inc.	25	2,623
TD Ameritrade Holding Corp.	90	4,602

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Diversified Financials (Continued)
UBS Group AG1	2,865	$52,743
Voya Financial, Inc.	312	15,435
Wendel SA	75	13,005
Yuanta Financial Holding Co. Ltd.	9,664	4,481
Total Diversified Financials		866,990

Energy—7.8%
AltaGas Ltd.[2]	102	2,330
ARC Resources Ltd.[2]	89	1,048
Baker Hughes a GE Co.	928	29,362
Banpu PCL	10,658	6,377
Caltex Australia Ltd.	728	19,388
Cameco Corp.[2]	252	2,335
Cenovus Energy, Inc.	1,814	16,621
ConocoPhillips	694	38,094
Cosan SA Industria e Comercio	242	3,028
Devon Energy Corp.	468	19,375
Empresas COPEC SA	1,789	28,263
Enagas SA2	56	1,605
Enbridge, Inc.	1,088	42,688
Encana Corp.	453	6,063
Exxaro Resources Ltd.	185	2,428
Galp Energia SGPS SA	1,074	19,764
GS Holdings Corp.[1]	300	17,430
Hess Corp.	148	7,026
Husky Energy, Inc.[1]	1,300	18,417
Idemitsu Kosan Co. Ltd.	1,520	61,056
Imperial Oil Ltd.	834	26,113
Indian Oil Corp. Ltd.	11,326	68,947
Inpex Corp.	823	10,294
IRPC PCL	37,208	8,049
John Wood Group PLC	1,563	13,743
JXTG Holdings, Inc.	17,594	113,545
Koninklijke Vopak NV	48	2,108
Lundin Petroleum AB1	79	1,812
Marathon Oil Corp.	436	7,382
Marathon Petroleum Corp.	1,379	90,986
MOL Hungarian Oil & Gas PLC	1,500	17,448
National Oilwell Varco, Inc.	270	9,725
Neste OYJ	318	20,372
Newfield Exploration Co.[1]	69	2,176
Noble Energy, Inc.	207	6,032
Novatek PJSC	104	12,501
Oil Search Ltd.	307	1,871
OMV AG	515	32,671
Origin Energy Ltd.[1]	2,119	15,612
	Shares	Value
Energy (Continued)
Pembina Pipeline Corp.	171	$6,211
Petronas Dagangan Bhd	1,286	7,709
Polski Koncern Naftowy ORLEN SA	914	27,882
PrairieSky Royalty Ltd.	12	307
PTT Exploration & Production PCL	1,656	5,081
PTT PCL	5,607	75,701
Qatar Gas Transport Co. Ltd.	272	1,189
Repsol SA	3,262	57,756
Royal Dutch Shell PLC, Class A	5,951	199,645
Royal Dutch Shell PLC, Class B	4,907	166,513
Santos Ltd.[1]	940	4,007
Schlumberger Ltd.	579	39,019
Showa Shell Sekiyu KK	1,635	22,206
Snam SpA	519	2,543
S-Oil Corp.	193	21,093
Statoil ASA	3,458	74,070
Suncor Energy, Inc.	840	30,940
TechnipFMC PLC	533	16,688
TOTAL SA	3,167	175,106
TransCanada Corp.	269	13,135
Tupras Turkiye Petrol Rafinerileri AS	473	15,157
Ultrapar Participacoes SA	1,340	30,298
United Tractors Tbk PT	2,033	5,304
Vermilion Energy, Inc.	26	948
Woodside Petroleum Ltd.	210	5,433
Total Energy		1,808,026

Food & Staples Retailing—4.2%
Aeon Co. Ltd.	6,072	102,548
Carrefour SA	6,146	133,137
Casino Guichard Perrachon SA	911	55,309
Empire Co. Ltd.	764	14,933
George Weston Ltd.	533	46,436
ICA Gruppen AB	441	16,046
J Sainsbury PLC	15,559	50,808
Jeronimo Martins SGPS SA	1,193	23,200
Koninklijke Ahold Delhaize NV	5,550	122,193
Lawson, Inc.	90	5,984
Loblaw Cos. Ltd.	837	45,573
METRO AG1,2	2,837	56,721
Metro, Inc.	383	12,304
Pick n Pay Stores Ltd.	1,626	9,136
President Chain Store Corp.	1,063	10,145
Seven & i Holdings Co. Ltd.	1,661	69,050

14     OPPENHEIMER ETF TRUST

	Shares	Value
Food & Staples Retailing (Continued)
SPAR Group Ltd. (The)	628	$10,314
Tesco PLC	37,513	106,185
Wm Morrison Supermarkets PLC	9,952	29,604
Woolworths Group Ltd.	2,722	58,122
Total Food & Staples Retailing		977,748

Food, Beverage & Tobacco—4.7%
Ajinomoto Co., Inc.	643	12,106
Ambev SA	2,726	17,488
Anadolu Efes Biracilik Ve Malt Sanayii AS	655	4,181
Anheuser-Busch InBev SA	432	48,311
Arca Continental SAB de CV	1,119	7,774
Archer-Daniels-Midland Co.	1,960	78,557
Associated British Foods PLC	588	22,431
Barry Callebaut AG1	4	8,345
British American Tobacco Malaysia Bhd	99	978
British American Tobacco PLC	597	40,525
Bunge Ltd.	880	59,030
Campbell Soup Co.	196	9,430
Carlsberg A/S, Class B	82	9,853
Cia Cervecerias Unidas SA	243	3,646
CJ CheilJedang Corp.[1]	36	12,308
Coca-Cola Amatil Ltd.	845	5,624
Coca-Cola Co. (The)	1,056	48,449
Coca-Cola European Partners PLC	426	16,998
Coca-Cola Femsa SAB de CV, Series L	502	3,514
Coca-Cola HBC AG1	285	9,330
Coca-Cola Icecek AS	273	2,464
Conagra Brands, Inc.	248	9,342
Danone SA	427	35,866
Diageo PLC	875	32,255
General Mills, Inc.	354	20,989
Heineken Holding NV	328	32,490
Heineken NV	315	32,881
Imperial Brands PLC	613	26,254
Ingredion, Inc.	53	7,409
ITC Ltd.	1,915	7,898
J.M. Smucker Co. (The)	82	10,188
Kellogg Co.	243	16,519
Kerry Group PLC, Class A	99	11,122
Kerry Group PLC, Class A	18	2,021
Kikkoman Corp.	159	6,436
Kirin Holdings Co. Ltd.	919	23,173
Kraft Heinz Co. (The)	407	31,648
M Dias Branco SA	141	2,215
	Shares	Value
Food, Beverage & Tobacco (Continued)
Marine Harvest ASA[1]	281	$4,775
McCormick & Co., Inc.	51	5,197
Molson Coors Brewing Co., Class B	168	13,788
Mondelez International, Inc., Class A	754	32,271
Nestle India Ltd.	15	1,850
Nestle SA	1,312	112,823
Orkla ASA	598	6,364
PepsiCo, Inc.	684	82,025
Pernod Ricard SA	87	13,785
Pioneer Foods Group Ltd.	229	2,536
PT Indofood CBP Sukses Makmur Tbk	4,874	3,197
Remy Cointreau SA	12	1,664
Standard Foods Corp.	33	82
Suntory Beverage & Food Ltd.	400	17,790
Swedish Match AB	63	2,487
Tiger Brands Ltd.	109	4,050
Toyo Suisan Kaisha Ltd.	137	5,856
Treasury Wine Estates Ltd.	207	2,584
Ulker Biskuvi Sanayi AS	309	1,603
Wilmar International Ltd.	24,150	55,839
Total Food, Beverage & Tobacco		1,100,614

Health Care Equipment & Services—3.7%
Alfresa Holdings Corp.	1,412	33,179
Align Technology, Inc.[1]	6	1,333
AmerisourceBergen Corp.	2,440	224,041
Bangkok Dusit Medical Services PCL	3,696	2,370
Becton Dickinson and Co.	71	15,198
Cardinal Health, Inc.	2,936	179,889
Cigna Corp.	197	40,009
Cochlear Ltd.	8	1,071
Coloplast A/S, Class B	33	2,627
ConvaTec Group PLC[3]	793	2,204
Cooper Cos., Inc. (The)	11	2,397
DaVita, Inc.[1]	347	25,071
Edwards Lifesciences Corp.[1]	37	4,170
Envision Healthcare Corp.[1]	421	14,550
Essilor International Cie Generale d’Optique SA	87	12,009
Fisher & Paykel Healthcare Corp. Ltd.	70	714
Hartalega Holdings BHD	279	736
HCA Healthcare, Inc.[1]	704	61,839
Healthscope Ltd.	1,592	2,615
Henry Schein, Inc.[1]	223	15,583

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Hoya Corp.	93	$4,646
Humana, Inc.	277	68,715
IDEXX Laboratories, Inc.[1]	15	2,346
Koninklijke Philips NV	799	30,261
Life Healthcare Group Holdings Ltd.	939	2,105
Mediclinic International PLC	639	5,614
Netcare Ltd.	2,140	4,347
Quest Diagnostics, Inc.	101	9,947
Ramsay Health Care Ltd.	166	9,104
ResMed, Inc.	30	2,541
Ryman Healthcare Ltd.	22	166
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,700	7,305
Sinopharm Group Co. Ltd., Class H	5,353	23,145
Sonic Healthcare Ltd.	294	5,257
Sonova Holding AG	18	2,811
Straumann Holding AG	1	707
Suzuken Co. Ltd.	669	27,526
Sysmex Corp.	84	6,614
Terumo Corp.	149	7,063
Varian Medical Systems, Inc.[1]	32	3,557
William Demant Holding A/S1	82	2,295
Total Health Care Equipment & Services		867,677

Household & Personal Products—1.7%
Amorepacific Corp.[1]	18	5,120
AMOREPACIFIC Group[1]	52	6,849
Beiersdorf AG	97	11,403
Clorox Co. (The)	55	8,181
Colgate-Palmolive Co.	260	19,617
Dabur India Ltd.	277	1,518
Essity AB, Class B1	528	15,026
Estee Lauder Cos., Inc., (The), Class A	72	9,161
Henkel AG & Co KGaA	141	16,931
Hindustan Unilever Ltd.	330	7,072
Kao Corp.	237	16,029
Kimberly-Clark Corp.	195	23,529
Kimberly-Clark de Mexico SAB de CV, Class A	764	1,353
LG Household & Health Care Ltd.[1]	4	4,442
Lion Corp.	259	4,909
L’Oreal SA	174	38,643
Marico Ltd.	247	1,248
Natura Cosmeticos SA	304	3,030
Procter & Gamble Co. (The)	903	82,968
	Shares	Value
Household & Personal Products (Continued)
PT Unilever Indonesia Tbk	1,026	$4,227
Reckitt Benckiser Group PLC	204	19,094
Shiseido Co. Ltd.	212	10,249
Unicharm Corp.	301	7,827
Unilever NV	847	47,757
Unilever PLC	636	35,494
Total Household & Personal Products		401,677

Insurance—5.8%
Aegon NV	5,745	36,666
Allianz SE	456	104,859
Allstate Corp. (The)	381	39,895
Assicurazioni Generali SpA	5,251	95,842
Aviva PLC	6,025	41,281
AXA SA	4,978	147,856
Cathay Financial Holding Co. Ltd.	3,880	6,976
CNP Assurances	2,045	47,283
Great-West Lifeco, Inc.	1,203	33,701
Hyundai Marine & Fire Insurance Co. Ltd.[1]	405	17,781
Insurance Australia Group Ltd.	1,499	8,489
Intact Financial Corp.	93	7,793
Legal & General Group PLC	3,179	11,753
Manulife Financial Corp.	1,312	27,456
Mapfre SA2	8,911	28,655
Marsh & McLennan Cos., Inc.	202	16,441
MS&AD Insurance Group Holdings, Inc.	1,956	66,224
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	323	70,105
NN Group NV	363	15,744
Old Mutual PLC	2,690	8,431
Principal Financial Group, Inc.	99	6,985
Progressive Corp. (The)	511	28,780
Prudential Financial, Inc.	369	42,428
Prudential PLC	2,728	70,319
QBE Insurance Group Ltd.	1,920	16,038
RSA Insurance Group PLC	1,385	11,850
Samsung Fire & Marine Insurance Co. Ltd.[1]	100	24,940
Sanlam Ltd.	1,419	9,972
Sompo Holdings, Inc.	1,034	40,057
Sun Life Financial, Inc.	387	16,024
Suncorp Group Ltd.	1,240	13,442
Swiss Re AG	423	39,609
T&D Holdings, Inc.	1,160	19,843
Tokio Marine Holdings, Inc.	1,407	64,211

16     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
Travelers Cos., Inc. (The)	240	$32,554
Tryg A/S	133	3,329
UnipolSai Assicurazioni SpA	7,129	16,667
Willis Towers Watson PLC	62	9,343
Zurich Insurance Group AG	170	51,741
Total Insurance		1,351,363

Materials—5.5%
Agnico Eagle Mines Ltd.	63	2,918
Air Liquide SA	235	29,644
Akzo Nobel NV	230	20,167
Amcor Ltd.	997	12,025
Anglo American PLC[2]	1,656	34,711
Antofagasta PLC	414	5,628
Arkema SA	94	11,463
Asahi Kasei Corp.	1,642	21,186
Asian Paints Ltd.	159	2,886
Avery Dennison Corp.	70	8,040
Axalta Coating Systems Ltd[1]	157	5,081
Ball Corp.	333	12,604
BASF SE	827	91,104
BHP Billiton PLC	1,050	21,625
BlueScope Steel Ltd.	996	11,974
Boliden AB	210	7,197
Boral Ltd.	722	4,399
Cementos Argos SA	965	3,725
Chr Hansen Holding A/S	15	1,408
Clariant AG1	289	8,081
CRH PLC	29	1,042
Croda International PLC	38	2,274
Daicel Corp.	399	4,541
DowDuPont, Inc.	1,788	127,341
Ecolab, Inc.	124	16,638
Evonik Industries AG	534	20,115
Fletcher Building Ltd.	1,709	9,237
Franco-Nevada Corp.	9	722
Fresnillo PLC	147	2,842
Givaudan SA	2	4,622
Grupo Argos SA	646	4,520
Hanwha Chemical Corp.	389	11,482
HeidelbergCement AG	229	24,817
Hitachi Chemical Co. Ltd.	202	5,189
Hitachi Metals Ltd.	781	11,218
Hyosung Corp.[1]	119	15,507
Imerys SA	69	6,507
International Flavors & Fragrances, Inc.	26	3,968
Israel Chemicals Ltd.	1,708	6,937
James Hardie Industries PLC	153	2,707
	Shares	Value
Materials (Continued)
Johnson Matthey PLC	463	$19,259
JSR Corp.	268	5,277
K+S AG2	223	5,558
Kaneka Corp.	751	6,860
Kansai Paint Co. Ltd.	204	5,302
Kinross Gold Corp.[1]	1,022	4,421
Klabin SA	380	2,016
Kobe Steel Ltd.[1]	2,119	19,657
Koninklijke DSM NV	136	13,011
Kuraray Co. Ltd.	269	5,077
LafargeHolcim Ltd.[1]	581	32,761
LG Chem Ltd.	60	22,699
Linde AG	66	14,376
Lucky Cement Ltd.	214	1,003
Lundin Mining Corp.	320	2,135
Mitsubishi Chemical Holdings Corp.	3,824	41,974
Mitsubishi Materials Corp.	376	13,385
Mitsui Chemicals, Inc.	409	13,161
Mondi Ltd.	108	2,785
Mondi PLC	331	8,646
Mosaic Co. (The)	390	10,007
Newcrest Mining Ltd.	247	4,409
Nitto Denko Corp.	97	8,619
Norsk Hydro ASA	1,940	14,788
Novozymes A/S, Class B	42	2,401
Orica Ltd.	359	5,082
PPG Industries, Inc.	154	17,990
Praxair, Inc.	89	13,767
PTT Global Chemical PCL	6,219	16,220
Sherwin-Williams Co. (The)	39	15,992
Shin-Etsu Chemical Co. Ltd.	140	14,230
Siam Cement PCL (The)	2,170	32,227
Sika AG	1	7,943
Solvay SA	121	16,840
South32 Ltd.	3,518	9,603
Stora Enso OYJ, Class R	708	11,239
Sumitomo Chemical Co. Ltd.	3,286	23,628
Sumitomo Metal Mining Co. Ltd.	241	11,078
Symrise AG	50	4,300
Taiheiyo Cement Corp.	223	9,631
Teck Resources Ltd., Class B	501	13,143
Teijin Ltd.	360	8,021
thyssenkrupp AG	2,491	72,432
Titan Cement Co. SA	94	2,585
Toray Industries, Inc.	2,249	21,212
Umicore SA	388	18,383

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Materials (Continued)
UPM-Kymmene OYJ	474	$14,747
voestalpine AG	304	18,196
West Fraser Timber Co. Ltd.	71	4,396
WestRock Co.	303	19,153
Wheaton Precious Metals Corp.	54	1,198
Total Materials		1,280,915

Media—1.2%
Astro Malaysia Holdings Bhd	2,409	1,577
Axel Springer SE	65	5,083
Eutelsat Communications SA	90	2,085
ITV PLC	2,551	5,711
JCDecaux SA	113	4,560
Lagardere SCA	346	11,106
Liberty Global PLC, Class A1,2	196	7,025
Liberty Global PLC, Class C1	443	14,991
Naspers Ltd., Class N	28	7,805
Pearson PLC	856	8,523
ProSiebenSat.1 Media SE	192	6,618
Publicis Groupe SA	225	15,306
Schibsted ASA, Class B	49	1,306
Scripps Networks Interactive, Inc., Class A	40	3,415
SES SA	144	2,250
Singapore Press Holdings Ltd.	467	926
Sky PLC[1]	1,695	23,204
Telenet Group Holding NV1	53	3,697
Time Warner, Inc.	428	39,149
Toho Co. Ltd.	137	4,749
Vivendi SA	691	18,603
Walt Disney Co. (The)	668	71,817
WPP PLC	1,517	27,519
Total Media		287,025

Pharmaceuticals, Biotechnology & Life Sciences—3.5%
AbbVie, Inc.	354	34,235
Agilent Technologies, Inc.	77	5,157
Amgen, Inc.	170	29,563
Astellas Pharma, Inc.	1,075	13,713
AstraZeneca PLC	379	26,255
Bayer AG	552	68,936
Biogen, Inc.[1]	47	14,973
Bristol-Myers Squibb Co.	413	25,309
Chugai Pharmaceutical Co. Ltd.	134	6,864
CSL Ltd.	80	8,841
Daiichi Sankyo Co. Ltd.	494	12,880
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Eisai Co. Ltd.	114	$6,493
Eli Lilly & Co.	343	28,970
Genmab A/S1	3	498
Gilead Sciences, Inc.	491	35,175
GlaxoSmithKline PLC	2,846	50,915
Grifols SA	130	3,813
H Lundbeck A/S	57	2,896
Ipsen SA	23	2,750
IQVIA Holdings, Inc.[1]	98	9,594
Jazz Pharmaceuticals PLC[1]	14	1,885
Johnson & Johnson	653	91,237
Kalbe Farma Tbk PT	15,042	1,874
Kyowa Hakko Kirin Co. Ltd.	192	3,714
Lonza Group AG1	21	5,674
Merck & Co., Inc.	919	51,712
Merck KGaA	62	6,682
Mettler-Toledo International, Inc.[1]	5	3,098
Mitsubishi Tanabe Pharma Corp.	216	4,472
Novartis AG	799	67,560
Novo Nordisk A/S, Class B	339	18,288
Ono Pharmaceutical Co. Ltd.	100	2,331
Orion OYJ, Class B	31	1,157
Otsuka Holdings Co. Ltd.	300	13,177
Piramal Enterprises Ltd.	43	1,932
QIAGEN NV1	54	1,698
Roche Holding AG	217	54,890
Sanofi	583	50,300
Santen Pharmaceutical Co. Ltd.	100	1,572
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	107	686
Shionogi & Co. Ltd.	98	5,304
Sumitomo Dainippon Pharma Co. Ltd.	287	4,265
Takeda Pharmaceutical Co. Ltd.	326	18,524
UCB SA	90	7,152
Vertex Pharmaceuticals, Inc.[1]	19	2,847
Vifor Pharma AG	40	5,127
Waters Corp.[1]	13	2,511
Zoetis, Inc.	87	6,267
Total Pharmaceuticals, Biotechnology & Life Sciences		823,766

18     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate—1.1%
Aeon Mall Co. Ltd.	176	$3,443
Alexandria Real Estate Equities, Inc.	11	1,437
American Tower Corp.	54	7,704
Ascendas Real Estate Investment Trust	390	794
Azrieli Group Ltd.	17	951
Boston Properties, Inc.	25	3,251
British Land Co. PLC (The)	126	1,179
Brixmor Property Group, Inc.	87	1,623
CapitaLand Commercial Trust	216	312
CapitaLand Ltd.	1,871	4,942
CapitaLand Mall Trust	403	642
CBRE Group, Inc., Class A1	391	16,934
Central Pattana PCL	430	1,125
City Developments Ltd.	391	3,654
Daiwa House Industry Co. Ltd.	1,117	42,905
Deutsche Wohnen SE	38	1,664
Dexus	129	984
Duke Realty Corp.	35	952
Equinix, Inc.	10	4,532
First Capital Realty, Inc.	38	628
Fonciere Des Regions	11	1,248
Gecina SA	5	924
Global Logistic Properties Ltd.	500	1,261
Goodman Group	276	1,818
GPT Group (The)	192	767
Growthpoint Properties Ltd.	556	1,242
Hammerson PLC	62	459
Hang Lung Group Ltd.	618	2,273
Hang Lung Properties Ltd.	919	2,245
HCP, Inc.	82	2,139
Host Hotels & Resorts, Inc.	347	6,888
Hulic Co. Ltd.	200	2,248
Hyprop Investments Ltd.	38	360
Hysan Development Co. Ltd.	94	498
ICADE	26	2,558
Iron Mountain, Inc.	113	4,264
Jones Lang LaSalle, Inc.	61	9,085
Klepierre SA	46	2,025
Land Securities Group PLC	107	1,459
LendLease Group	1,312	16,778
Liberty Property Trust	20	860
Link REIT	162	1,501
Macerich Co. (The)	20	1,314
Mirvac Group	1,221	2,244
Mitsubishi Estate Co. Ltd.	664	11,553
	Shares	Value
Real Estate (Continued)
Mitsui Fudosan Co. Ltd.	804	$18,021
NEPI Rockcastle PLC	19	328
Nomura Real Estate Holdings, Inc.	284	6,368
Prologis, Inc.	52	3,355
Redefine Properties Ltd.	860	743
SBA Communications Corp.[1]	13	2,124
Segro PLC	76	604
SM Prime Holdings, Inc.	2,975	2,235
Stockland	782	2,740
Sun Hung Kai Properties Ltd.	779	12,994
Swire Pacific Ltd., Class A	725	6,710
Swire Properties Ltd.	921	2,969
Swiss Prime Site AG1	14	1,293
Tokyu Fudosan Holdings Corp.	1,368	9,897
UDR, Inc.	30	1,156
Unibail-Rodamco SE	10	2,522
UOL Group Ltd.	224	1,487
Weyerhaeuser Co.	234	8,251
Total Real Estate		261,464

Retailing—3.2%
Best Buy Co., Inc.	884	60,528
Canadian Tire Corp. Ltd., Class A	93	12,165
Fast Retailing Co. Ltd.	60	23,920
Foschini Group Ltd. (The)	218	3,475
Gap, Inc. (The)	642	21,867
Hennes & Mauritz AB, Class B	1,133	23,428
Home Depot, Inc. (The)	688	130,397
Home Product Center PCL	5,339	2,097
Hotai Motor Co. Ltd.	637	7,578
Imperial Holdings Ltd.	694	14,695
Industria de Diseno Textil SA	1,027	35,819
J Front Retailing Co. Ltd.	599	11,289
Jardine Cycle & Carriage Ltd.	710	21,607
Kingfisher PLC	4,704	21,489
LKQ Corp.[1]	209	8,500
Lojas Renner SA	242	2,589
Lowe’s Cos., Inc.	1,042	96,843
Marks & Spencer Group PLC[2]	4,392	18,703
Mr Price Group Ltd.	117	2,314
Next PLC	118	7,223
Nitori Holdings Co. Ltd.	38	5,419
Nordstrom, Inc.	449	21,274
Priceline Group, Inc. (The)[1]	8	13,902
S.A.C.I. Falabella	1,841	18,364
Target Corp.	1,501	97,940

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Retailing (Continued)
Tiffany & Co.	53	$5,509
Tractor Supply Co.	133	9,942
Woolworths Holdings Ltd.	1,646	8,683
Yamada Denki Co. Ltd.	3,949	21,769
Zalando SE1,2,3	119	6,304
Total Retailing		735,632

Semiconductors & Semiconductor Equipment—1.1%
Advanced Semiconductor Engineering, Inc.	9,265	11,878
Analog Devices, Inc.	74	6,588
Applied Materials, Inc.	300	15,336
ASM Pacific Technology Ltd.	157	2,187
ASML Holding NV	63	10,981
Infineon Technologies AG	351	9,625
Intel Corp.	1,719	79,349
Lam Research Corp.	46	8,467
NVIDIA Corp.	49	9,481
Siliconware Precision Industries Co. Ltd.	2,440	4,124
Skyworks Solutions, Inc.	40	3,798
STMicroelectronics NV	393	8,591
Taiwan Semiconductor Manufacturing Co. Ltd.	5,475	42,224
Texas Instruments, Inc.	177	18,486
Tokyo Electron Ltd.	59	10,684
Vanguard International Semiconductor Corp.	1,000	2,218
Total Semiconductors & Semiconductor Equipment		244,017

Software & Services—4.2%
Accenture PLC, Class A	312	47,764
Adobe Systems, Inc.[1]	48	8,412
Alphabet, Inc., Class A1	52	54,777
Alphabet, Inc., Class C1	60	62,784
Amadeus IT Group SA	95	6,857
ANSYS, Inc.[1]	9	1,328
Atos SE	122	17,778
Autodesk, Inc.[1]	20	2,097
Automatic Data Processing, Inc.	139	16,289
BlackBerry Ltd.[1]	132	1,479
Broadridge Financial Solutions, Inc.	56	5,073
CA, Inc.	154	5,125
Cadence Design Systems, Inc.[1]	52	2,175
Capgemini SE	159	18,881
CGI Group, Inc., Class A1	173	9,430
	Shares	Value
Software & Services (Continued)
Cielo SA	632	$4,481
Citrix Systems, Inc.[1]	45	3,960
Cognizant Technology Solutions Corp., Class A	241	17,116
Computershare Ltd.	211	2,690
Dassault Systemes SE	44	4,681
Dell Technologies, Inc., Class V1	116	9,428
DXC Technology Co.	316	29,988
Facebook, Inc., Class A1	189	33,351
Fortinet, Inc.[1]	43	1,879
Fujitsu Ltd.	6,173	43,986
Gartner, Inc.[1]	31	3,818
HCL Technologies Ltd.	716	9,989
Infosys Ltd.	893	14,579
International Business Machines Corp.	650	99,723
Intuit, Inc.	40	6,311
Jack Henry & Associates, Inc.	15	1,754
Konami Holdings Corp.	100	5,504
Mastercard, Inc., Class A	93	14,076
Micro Focus International PLC[1,4]	149	5,005
Microsoft Corp.	1,353	115,736
NAVER Corp.[1]	6	4,876
NCSoft Corp.[1]	2	836
Nice Ltd.	17	1,540
Nintendo Co. Ltd.	20	7,313
Nomura Research Institute Ltd.	129	6,001
NTT Data Corp.	1,800	21,395
Open Text Corp.	90	3,212
Oracle Corp.	963	45,531
Oracle Corp. Japan	80	6,633
Otsuka Corp.	107	8,207
PayPal Holdings, Inc.[1]	193	14,209
Red Hat, Inc.[1]	26	3,123
Sage Group PLC (The)	267	2,882
salesforce.com, Inc.[1]	110	11,245
SAP SE	303	34,001
ServiceNow, Inc.[1]	16	2,086
Shopify, Inc., Class A1	6	609
Splunk, Inc.[1]	17	1,408
Symantec Corp.	191	5,359
Take-Two Interactive Software, Inc.[1]	20	2,196
Tata Consultancy Services Ltd.	552	23,361
Tech Mahindra Ltd.	858	6,776
Tencent Holdings Ltd.	669	34,745
Ubisoft Entertainment SA1	28	2,157

20     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (Continued)
Visa, Inc., Class A	160	$18,243
VMware Inc, Class A1,2	20	2,506
Western Union Co. (The)	337	6,406
Wipro Ltd.	2,325	11,447
Workday, Inc., Class A1	14	1,424
Worldpay Group PLC[3]	1,507	8,684
Total Software & Services		986,715

Technology Hardware & Equipment—5.5%
AAC Technologies Holdings, Inc.	157	2,800
Acer, Inc.[1]	13,601	11,038
Apple, Inc.	1,631	276,014
Arista Networks, Inc.[1]	7	1,649
AU Optronics Corp.	34,947	14,562
Chicony Electronics Co. Ltd.	1,000	2,520
Cisco Systems, Inc.	1,630	62,429
Cognex Corp.	10	612
CommScope Holding Co., Inc.[1]	171	6,469
Corning, Inc.	387	12,380
Delta Electronics, Inc.	1,570	7,571
F5 Networks, Inc.[1]	20	2,624
Flex Ltd.[1]	1,596	28,712
FLIR Systems, Inc.	45	2,098
FUJIFILM Holdings Corp.	794	32,458
Hewlett Packard Enterprise Co.	2,149	30,860
Hitachi High-Technologies Corp.	178	7,506
Hitachi Ltd.	12,892	100,469
HP, Inc.	2,834	59,542
Ingenico Group SA	35	3,741
Inventec Corp.	23,734	18,942
Keyence Corp.	9	5,043
Konica Minolta, Inc.	1,197	11,518
Kyocera Corp.	240	15,708
Lenovo Group Ltd.[2]	93,897	52,970
LG Display Co. Ltd.	1,162	32,454
LG Innotek Co. Ltd.[1]	46	6,187
Lite-On Technology Corp.	8,219	11,213
Micro-Star International Co. Ltd.	1,396	3,593
Motorola Solutions, Inc.	81	7,317
Murata Manufacturing Co. Ltd.	76	10,201
NEC Corp.	1,175	31,709
Nokia OYJ	7,116	33,274
Omron Corp.	160	9,545
Samsung Electro-Mechanics Co. Ltd.[1]	71	6,632
Samsung Electronics Co. Ltd.	88	209,447
Samsung SDI Co. Ltd.	32	6,113
	Shares	Value
Technology Hardware & Equipment (Continued)
Seagate Technology PLC[2]	338	$14,142
Seiko Epson Corp.	553	13,053
Shimadzu Corp.	176	4,003
TDK Corp.	171	13,647
TE Connectivity Ltd.	168	15,967
Telefonaktiebolaget LM Ericsson, Class B	4,761	31,314
Trimble, Inc.[1]	73	2,967
Wistron Corp.	38,101	30,664
Xerox Corp.	453	13,205
Yaskawa Electric Corp.	66	2,909
Yokogawa Electric Corp.	226	4,329
Total Technology Hardware & Equipment		1,284,120

Telecommunication Services—3.5%
Asia Pacific Telecom Co. Ltd.[1]	2,000	671
Axiata Group Bhd	5,377	7,294
Bharti Infratel Ltd.	204	1,211
BT Group PLC	12,242	44,995
CenturyLink, Inc.	1,453	24,236
Chunghwa Telecom Co. Ltd.	2,593	9,236
Digi.Com BHD	1,591	2,005
Elisa OYJ	63	2,475
Far EasTone Telecommunications Co. Ltd.	1,270	3,137
Global Telecom Holding SAE[1]	9,154	3,820
Hellenic Telecommunications Organization SA	464	6,408
HKT Trust & HKT Ltd.	4,164	5,305
KDDI Corp.	2,139	53,252
Koninklijke KPN NV	2,781	9,711
Maxis BHD	1,680	2,495
Millicom International Cellular SA	84	5,684
MTN Group Ltd.	1,340	14,785
Nippon Telegraph & Telephone Corp.	2,523	118,725
NTT DOCOMO, Inc.	2,142	50,598
O2 Czech Republic AS	169	2,198
Ooredoo Q.S.C.	443	10,955
Orange SA	3,596	62,504
PCCW Ltd.	10,452	6,070
Proximus SADP[2]	261	8,572
Rogers Communications, Inc., Class B	193	9,866
Singapore Telecommunications Ltd.	5,735	15,320
SK Telecom Co. Ltd.	96	23,943
StarHub Ltd.	1,006	2,145

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Telecommunication Services—3.5%
Swisscom AG	25	$13,302
Taiwan Mobile Co. Ltd.	1,697	6,130
TDC A/S	686	4,219
Tele2 AB, Class B	353	4,346
Telecom Italia SpA[1]	25,778	22,303
Telefonica Deutschland Holding AG	2,183	10,973
Telefonica SA	7,741	75,525
Telekom Malaysia Bhd	2,456	3,823
Telekomunikasi Indonesia Persero Tbk PT	37,931	12,413
Telenor ASA	898	19,312
Telia Co. AB	2,724	12,160
Telstra Corp. Ltd.	9,495	26,958
TELUS Corp.	326	12,390
Turkcell Iletisim Hizmetleri AS	1,442	5,887
Vodacom Group Ltd.	795	9,355
Vodafone Group PLC	20,721	65,871
XL Axiata Tbk PT1	8,483	1,851
Total Telecommunication Services		814,434

Transportation—3.0%
Abertis Infraestructuras SA	387	8,620
Aena SME SA3	30	6,088
Aeroports de Paris	24	4,568
Airports of Thailand PCL	1,170	2,441
AMERCO	10	3,779
ANA Holdings, Inc.	463	19,342
Atlantia SpA	265	8,375
Auckland International Airport Ltd.	114	525
Aurizon Holdings Ltd.	883	3,426
BTS Group Holdings PCL	894	228
C.H. Robinson Worldwide, Inc.	220	19,600
Canadian National Railway Co.	155	12,822
Central Japan Railway Co.	104	18,630
Delta Air Lines, Inc.	1,031	57,736
Deutsche Post AG	1,868	89,163
DSV A/S	188	14,815
East Japan Railway Co.	301	29,379
easyJet PLC	468	9,268
Eva Airways Corp.	12,320	6,562
Expeditors International of Washington, Inc.	136	8,798
Fraport AG Frankfurt Airport Services Worldwide	41	4,523
Getlink SE	109	1,403
Hankyu Hanshin Holdings, Inc.	187	7,520
Kamigumi Co. Ltd.	100	2,213
	Shares	Value
Transportation (Continued)
Keio Corp.	122	$5,366
Keisei Electric Railway Co. Ltd.	100	3,213
Kintetsu Group Holdings Co. Ltd.	314	12,042
Kuehne + Nagel International AG	124	21,950
Kyushu Railway Co.	160	4,964
Latam Airlines Group SA	885	12,546
Localiza Rent a Car SA	312	2,075
Macquarie Infrastructure Corp.	33	2,119
MTR Corp. Ltd.	1,460	8,554
Nagoya Railroad Co. Ltd.	263	6,623
Nippon Express Co. Ltd.	390	25,931
Nippon Yusen KK1	976	23,817
Norfolk Southern Corp.	101	14,635
Odakyu Electric Railway Co. Ltd.	273	5,840
Royal Mail PLC	3,078	18,841
SATS Ltd.	423	1,646
Singapore Airlines Ltd.	1,764	14,084
Southwest Airlines Co.	473	30,958
Sydney Airport	253	1,395
TAV Havalimanlari Holding AS	289	1,712
Tobu Railway Co. Ltd.	199	6,430
Tokyu Corp.	856	13,663
Transurban Group	284	2,761
Union Pacific Corp.	223	29,904
United Parcel Service, Inc., Class B	546	65,056
West Japan Railway Co.	193	14,095
Yamato Holdings Co. Ltd.	900	18,116
Total Transportation		708,160

Utilities—5.6%
AES Corp.	1,652	17,891
Aguas Andinas SA, Class A	1,565	1,037
Ameren Corp.	122	7,197
American Electric Power Co., Inc.	259	19,055
American Water Works Co., Inc.	47	4,300
APA Group	352	2,293
Atco Ltd., Class I	105	3,771
AusNet Services	1,361	1,921
Canadian Utilities Ltd., Class A	90	2,687
Centrica PLC	21,724	40,349
CEZ AS	511	11,934
China Longyuan Power Group Corp. Ltd., Class H	2,683	1,908

22     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (Continued)
CLP Holdings Ltd.	1,318	$13,480
CMS Energy Corp.	163	7,710
Colbun SA	9,531	2,192
Consolidated Edison, Inc.	173	14,696
CPFL Energia SA	80	467
Dominion Energy, Inc.	189	15,320
DTE Energy Co.	131	14,339
Duke Energy Corp.	320	26,915
E.ON SE	4,826	52,509
Edison International	187	11,826
EDP—Energias de Portugal SA	6,546	22,677
EDP—Energias do Brasil SA	903	3,811
Electric Power Development Co. Ltd.	273	7,355
Electricite de France SA	8,225	102,914
Endesa SA	1,314	28,173
Enel Americas SA	58,154	12,958
Enel SpA	16,755	103,213
Engie Brasil Energia SA	262	2,805
Engie SA	5,795	99,752
Entergy Corp.	159	12,941
Eversource Energy	149	9,414
Exelon Corp.	996	39,252
Fortis, Inc.	209	7,691
Fortum OYJ	286	5,667
Gas Natural SDG SA	1,660	38,372
HK Electric Investments & HK Electric Investments Ltd.[3]	1,816	1,661
Huaneng Renewables Corp. Ltd., Class H	2,862	970
Hydro One Ltd.[3]	350	6,257
Iberdrola SA	5,622	43,611
Infraestructura Energetica Nova SAB de CV	246	1,213
Innogy SE3	1,261	49,477
Interconexion Electrica SA ESP	664	3,159
Korea Gas Corp.[1]	628	24,960
Kyushu Electric Power Co., Inc.	1,808	18,955
Mercury NZ Ltd.	530	1,270
Meridian Energy Ltd.	955	1,987
National Grid PLC	1,968	23,297
NextEra Energy, Inc.	135	21,086
NiSource, Inc.	217	5,570
Orsted A/S3	215	11,744
Osaka Gas Co. Ltd.	696	13,407
Perusahaan Gas Negara Persero Tbk PT	28,357	3,658
PG&E Corp.	429	19,232
Pinnacle West Capital Corp.	48	4,089
	Shares	Value
Utilities (Continued)
Power Assets Holdings Ltd.	21	$177
Public Service Enterprise Group, Inc.	223	11,484
Red Electrica Corp. SA	139	3,123
RusHydro PJSC[4]	10,614	12,737
RWE AG1	2,499	51,014
SCANA Corp.	128	5,092
Sempra Energy	115	12,296
Southern Co. (The)	549	26,401
SSE PLC	2,727	48,694
Suez	1,271	22,382
Terna Rete Elettrica Nazionale SpA	478	2,780
Toho Gas Co. Ltd.	152	4,169
Tokyo Gas Co. Ltd.	790	18,083
United Utilities Group PLC	272	3,052
Veolia Environnement SA	1,503	38,397
Xcel Energy, Inc.	279	13,423
Total Utilities		1,299,699

Total Common Stocks (Cost $21,140,030)		23,049,678

PREFERRED STOCKS—0.8%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG	136	12,189

Banks—0.4%
Itausa—Investimentos Itau SA	357	1,164
Banco Bradesco SA	4,839	49,381
Itau Unibanco Holding SA	2,987	38,343
Total Banks		88,888

Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao	458	10,898

Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class B	409	2,042

Household & Personal Products—0.1%
Henkel AG & Co KGaA	91	12,058
LG Household & Health Care Ltd.[1]	1	652
Amorepacific Corp.[1]	6	931
Total Household & Personal Products		13,641

Materials—0.0%[5]
LG Chem Ltd.[1]	12	2,791

Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltd.	15	29,284

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Telecommunication Services—0.0%[5]
Telefonica Brasil SA	715	$10,480

Utilities—0.0%[5]
Cia Energetica de Minas Gerais	2,773	5,743
Total Preferred Stocks (Cost $148,539)		175,956
RIGHT—0.0%[5]
Energy—0.0%[5]
Repsol SA, expiring 1/10/18 (Cost $1,495)[1]	3,262	1,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.8%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[6] (Cost $197,151)	197,151	197,151
Total Investments—100.5% (Cost $21,487,215)		23,424,270
Liabilities in Excess of Other Assets—(0.5)%		(115,697)
Net Assets—100.0%		$23,308,573

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $296,835; total value of the collateral held by the Fund was $326,992. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $129,841 (Note 4).

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $126,145 or 0.54% of the Fund’s net assets at period end.

4. American Depositary Receipt.

5. Less than 0.05%

6. Rate shown represents annualized 7-day yield as of December 31, 2017.

24     OPPENHEIMER ETF TRUST

Geographic Holdings (Unaudited)

Country	Value	% of Net Assets
United States	$6,606,023	28.3%
Japan	3,372,954	14.5
France	2,297,200	9.9
Germany	1,664,350	7.1
United Kingdom	1,513,160	6.5
Netherlands	1,044,077	4.5
Canada	806,245	3.5
South Korea	800,777	3.4
Switzerland	651,529	2.8
Spain	571,580	2.4
Australia	497,316	2.1
Brazil	356,315	1.5
Italy	323,769	1.4
Sweden	302,014	1.3
India	245,656	1.1
Taiwan	239,755	1.0
Thailand	194,189	0.8
China	191,846	0.8
South Africa	186,863	0.8
Singapore	183,809	0.8
Norway	131,550	0.6
Belgium	131,176	0.6
Hong Kong	119,832	0.5
Finland	113,380	0.5
Denmark	111,809	0.5
Chile	96,749	0.4
Indonesia	88,749	0.4
Austria	84,039	0.4
Turkey	70,211	0.3

Country	Value	% of Net Assets
Portugal	$65,642	0.3%
Malaysia	60,177	0.3
Poland	35,440	0.1
Qatar	30,529	0.1
Mexico	29,425	0.1
Israel	28,903	0.1
Colombia	25,586	0.1
Russia	25,238	0.1
Hungary	22,884	0.1
Ireland	19,632	0.1
Czech Republic	16,111	0.1
New Zealand	13,900	0.1
Greece	13,330	0.1
United Arab Emirates	13,114	0.1
Philippines	7,783	0.0	[1]
Peru	6,223	0.0	[1]
Egypt	5,837	0.0	[1]
Macau	3,001	0.0	[1]
Luxembourg	2,250	0.0	[1]
Pakistan	2,015	0.0	[1]
Romania	328	0.0	[1]
Total Investments	23,424,270	100.5
Liabilities in Excess of Other Assets	(115,697)	(0.5)
Net Assets	$23,308,573	100.0

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

25     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 2017 UNAUDITED

	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$24,870,379	$23,424,270
Cash	312	37,757
Foreign currency at value	—	47,522
Receivables and other assets:
Dividends	29,521	31,219
Investment securities sold	125,287	119,576
Securities lending income, net (Note 4)	46	56
Reclaims	—	2,437
Total Assets	25,025,545	23,662,837

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	79,020	197,151
Income distributions	125,216	63,248
Capital gains distributions	—	84,675
Management fees (Note 9)	8,443	8,839
Deferred foreign tax payable	—	351
Total Liabilities	212,679	354,264

Net Assets	$24,812,866	$23,308,573

Composition of Net Assets:
Paid-in capital	$20,517,565	$20,131,739
Undistributed net investment income (loss)	186	(14,830)
Accumulated undistributed net realized gain on investments and foreign currency transactions	572,923	1,253,436
Net unrealized appreciation on investments and foreign currency translations	3,722,192	1,938,228	[3]

Net Assets	$24,812,866	$23,308,573
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	800,000	750,000
Net asset value, offering and redemption price per share	$31.02	$31.08
Investments at cost	$21,148,187	$21,487,215
Foreign currency at cost	—	46,275
1. Includes value of securities on loan:	$364,193	$296,835
2. Non-cash collateral for securities on loan:	$299,255	$129,841
3. Net of foreign taxes of $351.

The accompanying notes are an integral part of these financial statements.

26     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS For The Period Ended DECEMBER 31, 2017 UNAUDITED

	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Investment Income:
Dividend income	$307,135	$236,588
Foreign withholding tax	—	(17,300)
Securities lending income, net (Note 4)	248	511
Total Income	307,383	219,799

Expenses:
Management fees (Note 9)	47,276	48,963
BNY Fund Services fees	4,550	17,754
Professional fees	6,374	5,911
Printing expense	1,078	781
Trustees fees	2,259	2,233
NYSE Listing fees	1,075	1,075
Other expenses	2,172	1,994
Total Expenses	64,784	78,711
Less expense waivers and reimbursements (Note 9)	(17,508)	(29,748)
Net Expenses	47,276	48,963

Net Investment Income	260,107	170,836

Net Realized And Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments	(22,130)	91,389	[1]
Net realized gain on in-kind redemptions	622,511	1,272,862
Net realized gain on foreign currency transactions	—	19
Total net realized gain	600,381	1,364,270
Net change in unrealized appreciation on investments	1,622,124	1,015,578	[2]
Net change in unrealized appreciation on foreign currency translations	—	1,774
Net change in unrealized appreciation	1,622,124	1,017,352
Net realized and unrealized gain on investments	2,222,505	2,381,622
Net Increase in Net Assets Resulting From Operations	$2,482,612	$2,552,458

1. Net of foreign taxes of $1,554.
2. Net of foreign taxes of $351.

The accompanying notes are an integral part of these financial statements.

27     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer ESG Revenue ETF		Oppenheimer Global ESG Revenue ETF
	Six Months Ended December 31, 2017 (Unaudited)	For the Period October 31, 2016[1] to June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	For the Period October 31, 2016[1] to June 30, 2017
Operations:
Net investment income	$260,107	$324,935	$170,836	$263,619
Net realized gain on investments, in-kind redemptions and foreign currency transactions	600,381	510,270	1,364,270	1,163,859
Net change in unrealized appreciation on investments and foreign currency translations	1,622,124	2,100,068	1,017,352	920,876
Net increase in net assets resulting from operations	2,482,612	2,935,273	2,552,458	2,348,354

Distributions To Shareholders From:
Net investment income	(374,192)	(210,664)	(305,502)	(148,617)
Realized gains	—	—	(84,675)	—
Total distributions to shareholders	(374,192)	(210,664)	(390,177)	(148,617)

Shareholder Transactions:
Proceeds from shares sold	4,519,067	27,111,168	13,256,963	28,495,808
Cost of shares redeemed	(4,550,634)	(7,099,764)	(11,808,083)	(10,998,133)
Net increase (decrease) in net assets resulting from shareholder transactions	(31,567)	20,011,404	1,448,880	17,497,675
Increase in net assets	2,076,853	22,736,013	3,611,161	19,697,412

Net Assets:
Beginning of period	22,736,013	—	19,697,412	—
End of period	$24,812,866	$22,736,013	$23,308,573	$19,697,412
Undistributed net investment income (loss) included in net assets at end of period	$186	$114,271	$(14,830)	$119,836

Changes In Shares Outstanding:
Shares outstanding, beginning of period	800,000	—	700,000	—
Shares sold	150,000	1,050,000	450,000	1,100,000
Shares redeemed	(150,000)	(250,000)	(400,000)	(400,000)
Shares outstanding, end of period	800,000	800,000	750,000	700,000

1. Commencement of operations.

The accompanying notes are an integral part of these financial statements.

28     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

Oppenheimer ESG Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$28.42	$25.00
Net investment income[2]	0.32	0.40
Net realized and unrealized gain on investments	2.75	3.28
Total gain from investment operations	3.07	3.68

Less Distributions from:
Net investment income	(0.47)	(0.26)
Net asset value, end of period	$31.02	$28.42

Total Return at Net Asset Value[3]	10.87%	14.78%

Total Return at Market Value[3]	10.77%	14.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$24,813	$22,736
Average Net Assets (000’s omitted)	23,445	21,828
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.40%[4]	0.40%[4]
Expenses, prior to expense waivers and reimbursements	0.55%[4]	0.78%[4]
Net investment income, net of waivers and reimbursements	2.20%[4]	2.22%[4]
Portfolio turnover rate[5]	12.73%	42.11%

1. Commencement of operations.
2. Based on average daily shares outstanding.
3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
4. Annualized for periods less than one full year.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

29     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED

For a share outstanding throughout each period presented.

Oppenheimer Global ESG Revenue ETF	Six Months Ended December 31, 2017 (Unaudited)	For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$28.14	$25.00
Net investment income[2]	0.24	0.38
Net realized and unrealized gain on investments	3.23	2.97
Total gain from investment operations	3.47	3.35

Less Distributions from:
Net investment income	(0.42)	(0.21)
Realized gains	(0.11)	—
Total distributions	(0.53)	(0.21)
Net asset value, end of period	$31.08	$28.14

Total Return at Net Asset Value[3]	12.42%	13.49%

Total Return at Market Value[3]	11.62%	14.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$23,309	$19,697
Average Net Assets (000’s omitted)	21,584	18,443
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%[4]	0.45%[4]
Expenses, prior to expense waivers and reimbursements	0.72%[4]	1.18%[4]
Net investment income, net of waivers and reimbursements	1.57%[4]	2.15%[4]
Portfolio turnover rate[5]	63.07%	78.36%

1. Commencement of operations.
2. Based on average daily shares outstanding.
3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
4. Annualized for periods less than one full year.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

30     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2017 Unauditied

1. Organization
Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF are diversified funds under the Act. Each Fund’s investment objective is to provide investment results that correspond, generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”) (Prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC.).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Trust’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies, currency holdings and other assets and liabilities are translated into U.S. dollars as of the 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “NYSE”) is open for trading. Amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the transaction date. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees (the “Board”).

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statements of Operations.

31     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unauditied Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (REITs) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds may pay interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Funds.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

32     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2017, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes

Oppenheimer ESG Revenue ETF	$114,271	$—	$—	$—	$2,072,610
Oppenheimer Global ESG Revenue ETF	129,714	—	—	—	884,839

At June 30, 2017, the Funds did not have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.

33     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unauditied Continued

2. Significant Accounting Policies (Continued)

The tax character of distributions paid during the reporting periods:

	Period/Year Ended June 30, 2017			Year Ended June 30, 2016
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer ESG Revenue ETF	$210,664	$—	$210,664	$—	$—	$—
Oppenheimer Global ESG Revenue ETF	148,617	—	148,617	—	—	—

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer ESG Revenue ETF	$21,175,654	$4,162,818	$(468,084)	$3,694,734
Oppenheimer Global ESG Revenue ETF	21,560,272	2,263,298	(399,300)	1,863,998

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

34     OPPENHEIMER ETF TRUST

3. Securities Valuation (Continued)

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2017 in valuing the Funds’ assets carried at fair value:

	(Level 1)				(Level 2)		(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Rights	Common Stock	Preferred Stock	Common Stock	Total
Oppenheimer ESG Revenue ETF	$24,765,177	$—	$105,202	$—	$—	$—	$—	$24,870,379
Oppenheimer Global ESG Revenue ETF	23,049,553	175,956	197,151	1,485	125	—	—	23,424,270

At December 31, 2017, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period ended December 31, 2017, there were no transfers between levels.

35     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at December 31, 2017 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2017, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, and Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of December 31, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer ESG Revenue ETF
Money Market Mutual Fund	105,202	—	—	—	105,202
U.S. Government Securities	—	784	57,147	241,324	299,255
Total	105,202	784	57,147	241,324	404,457
Oppenheimer Global ESG Revenue ETF
Money Market Mutual Fund	197,151	—	—	—	197,151
U.S. Government Securities	—	—	3,729	126,112	129,841
Total	197,151	—	3,729	126,112	326,992

36     OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer ESG Revenue ETF	$364,193	$(64,938)	$(299,255)	$—	$—	$—	$—
Oppenheimer Global ESG Revenue ETF	296,835	(166,994)	(129,841)	$—	—	—	—

* The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

37     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

5. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of December 31, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling

38     OPPENHEIMER ETF TRUST

7. Shares of Beneficial Interest (Continued)

representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended December 31, 2017, were as follows:

Fund	Purchases	Sales
Oppenheimer ESG Revenue ETF	$2,962,353	$4,189,419
Oppenheimer Global ESG Revenue ETF	13,642,524	14,522,564

For the period ended December 31, 2017, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer ESG Revenue ETF	$4,506,023	$3,389,745
Oppenheimer Global ESG Revenue ETF	11,257,787	9,163,349

9. Fees and Other Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

Effective September 30, 2017, the investment management fee became a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other extraordinary fees not incurred in the ordinary course of the Funds’ business.

Effective September 30, 2017, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer ESG Revenue ETF	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%

39     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

9. Fees and Other Transactions with Affiliates (Continued)

Prior to September 30, 2017, the Funds paid the Adviser the following annualized fees, which were subject to a fee waiver and expense reimbursement, as discussed in more detail below:

Fund	Management Fees	Expense Limit
Oppenheimer ESG Revenue ETF	0.40%	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%	0.45%

Waivers and Reimbursements of Expenses. Prior to September 30, 2017, the Trust and the Adviser were parties to a written fee waiver and expense reimbursement agreement pursuant to which the Adviser agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Expense Limit” in the above tables. Under this agreement, the Adviser retained the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement (effective since their inception in October 31, 2016), provided such reimbursement did not cause each Fund to exceed the lower of (a) any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed or (b) any applicable fee waiver and expense reimbursement agreement in place for the Funds at the time the Funds would make such repayment. At its August 2017 meeting, the Board approved the termination of this agreement effective September 30, 2017.

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OppenheimerFunds Distributor, Inc. (“OFDI”) acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

40     OPPENHEIMER ETF TRUST

9. Fees and Other Transactions with Affiliates (Continued)

Trustees’ Fees. The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., OFDI, and the Adviser.

Organization and Offering Costs. OFI directly assumed all organization and initial offering costs of Oppenheimer Global ESG Revenue ETF and Oppenheimer ESG Revenue ETF.

41     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR
CERTAIN SERIES OF OPPENHEIMER ETF TRUST (THE “TRUST”)

The Trust, on behalf of Oppenheimer Global ESG Revenue ETF and Oppenheimer ESG Revenue ETF each a series of the Trust, (each, a “Fund” and together, the “Funds”), has entered into an investment advisory agreement with OFI Advisors, LLC (formerly VTL Associates, LLC) (the “Manager”) (the “Agreement”). The Agreement was approved by the Funds’ Board of Trustees (the “Board”), including a majority of the independent Trustees, at a meeting held on August 22-23, 2017. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. The Board requested and received such information, including information regarding the services, fees, and expenses of each Fund.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the fees and expenses of each Fund, including estimated and comparative fee and expense information, (iii) the cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are to be realized as each Fund grows and whether fee levels reflect these economies of scale for each Fund’s investors, and (v) other benefits that are expected to accrue to the Manager from its relationship with the Funds. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information provided at the August 23-23, 2017 meeting and prior meetings about the nature, quality and extent of the services provided to each Fund and information regarding the Manager’s key personnel who provide such services. The Board also considered that the Manager’s duties include providing each Fund with day-to-day general management and investment of each Fund’s securities portfolio. The Manager is also be responsible for daily review of each Fund’s creation and redemption baskets, daily monitoring of tracking errors and quarterly reporting to the Board, implementing periodic rebalances and reconstitutions to track each Fund’s underlying indexes; and monitoring each Fund’s securities lending program. The Board took into account that the Manager is responsible for overseeing third-party service providers who render certain administrative services to each Fund as well. Those services include supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Funds; compiling and maintaining records with respect to the Funds’ operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Funds for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Funds’ shares. The Manager also provides the Funds with office space, facilities and equipment.

     The Board also considered the quality of the services provided and the quality of the Manager’s resources available to the Funds. In evaluating the Manager, the Board considered the history, reputation, qualifications and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global

42     OPPENHEIMER ETF TRUST

Asset Management, Inc. (“OFI Global”) (OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank among the top mutual fund managers in the United States. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Vince Lowry, Justin Lowry and Sean Reichert, the portfolio managers for each Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of the Funds and other funds advised by the Manager or OFI. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds advised by the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the Funds should benefit from the services provided under the Agreement.

Investment Performance. The Manager provided information on the investment performance of each Fund, including comparative performance information. The Board also reviewed information, prepared by the Manager and the independent consultant, comparing each Fund’s historical performance to (i) its corresponding revenue-weighted index that it seeks to track; (ii) the relevant benchmark or market indices; and (iii) the performance of other comparable funds, as discussed in more detail on a Fund-by-Fund basis below. The Board also gave consideration to the tracking error data provided to the Board.

•	Oppenheimer Global ESG Revenue ETF. The Board noted that the Fund, which commenced operations on October 27, 2016, had not yet achieved meaningful performance history.
•	Oppenheimer ESG Revenue ETF. The Board noted that the Fund, which commenced operations on October 27, 2016, had not yet achieved meaningful performance history.

Fees and Expenses of the Funds. The Board reviewed the fees paid to the Manager and the other expenses borne by the Funds. The Manager provided comparative data in regard to the proposed fees and expenses of the Funds based on a subset of other funds classified by an independent service provider as being in the same category as the Funds. Based on this information, the Board considered that:

•	Oppenheimer Global ESG Revenue ETF. The Board considered that the Fund’s contractual management fee and total expense ratio are expected to be higher than their respective peer group medians and category medians. The Board also considered that the Manager has agreed to permanently reduce its contractual management fee to 0.45% of average daily net assets.

43     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR
CERTAIN SERIES OF OPPENHEIMER ETF TRUST (THE “TRUST”) CONTINUED

•	Oppenheimer ESG Revenue ETF. The Board considered that the Fund’s contractual management fee and total expense ratio are expected to be higher than their respective peer group medians and category medians. The Board also considered that the Manager has agreed to permanently reduce its contractual management fee to 0.40% of average daily net assets.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the Funds. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Funds. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Funds.

Other Benefits to the Manager. In evaluating other benefits that accrue to the Manager from its relationship with the Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, is each Fund’s Distributor. The Board reviewed and approved the distribution agreement for each Fund, which sets forth the anticipated services to be provided by the Distributor and their estimated costs in so doing. The Board also considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Funds.

Conclusions. The Board, including the Independent Trustees, considered the data provided by the Manager and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and the reasonableness of the investment advisory fees. They concluded that each Fund’s investment advisory fee is reasonable in light of the services provided to each Fund.

The Board considered the Agreement in light of all the surrounding circumstances. It also considered that the Manager and its affiliates have been the investment advisers for other Oppenheimer funds and that it has found the performance of the Manager to be satisfactory.

The Board, including the Independent Trustees, concluded that the Board should approve the Agreement. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fees, in light of all the surrounding circumstances.

44     OPPENHEIMER ETF TRUST

DISTRIBUTION SOURCES Unaudited

The table below details, on a per-share basis, the percentage of the ETFs’ total distribution payment amounts that were derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the ETF is paid back to you. A return of capital distribution does not necessarily reflect an ETF’s investment performance and should not be confused with “yield” or “income.” This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. The relative amount of an ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund and scroll down to ’Analytics’. The Fund’s latest distribution information will be shown, as well as the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Global ESG Revenue ETF	10/4/17	10/3/17	10/6/17	83.0%	0.0%	17.0%
Oppenheimer Global ESG Revenue ETF	12/29/17	12/28/17	1/2/2018	42.8%	57.2%	0.0%

45     OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

46     OPPENHEIMER ETF TRUST

OPPENHEIMER ETF TRUST

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Frank Vallario, Vice President
Sean P. Reichert, Vice President
Sharon French, Vice President
Alex Depetris, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Stephanie Bullington, Treasurer and Principal Financial & Accounting Officer

Investment Adviser	OFI Advisors, LLC
Distributor	OppenheimerFunds Distributor, Inc.
Administrator, Custodian and Transfer Agent	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.
Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

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Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.012.1217      December 31, 2017

Semiannual Report	12/31/2017

Oppenheimer
ETF Trust

Factor ETFs:
Oppenheimer Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Oppenheimer Russell 2000® Dynamic Multifactor ETF

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1      OPPENHEIMER ETF TRUST

Shareholder Expense Examples Unaudited

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000. The actual is for the period from November 8, 2017 (commencement of operations) to December 31, 2017. The hypothetical is for the entire six-month period from July 1, 2017 to December 31, 2017.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2     OPPENHEIMER ETF TRUST

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/8/2017	Ending Account Value 12/31/2017	Annualized Expense Ratio for the Six Month Period	Expenses Paid During the Six Month Period
Oppenheimer Russell 1000® Momentum Factor ETF
Actual	$1,000.00	$1,026.70	0.19%	$0.28[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97[1]
Oppenheimer Russell 1000® Value Factor ETF
Actual	$1,000.00	$1,055.10	0.19%	$0.28[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97[1]
Oppenheimer Russell 1000® Low Volatility Factor ETF
Actual	$1,000.00	$1,036.20	0.19%	$0.28[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97[1]
Oppenheimer Russell 1000® Size Factor ETF
Actual	$1,000.00	$1,045.50	0.19%	$0.28[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97[1]
Oppenheimer Russell 1000® Quality Factor ETF
Actual	$1,000.00	$1,031.30	0.19%	$0.28[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97[1]
Oppenheimer Russell 1000® Yield Factor ETF
Actual	$1,000.00	$1,040.20	0.19%	$0.28[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97[1]
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Actual	$1,000.00	$1,044.30	0.29%	$0.43[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48[1]
Oppenheimer Russell 2000® Dynamic Multifactor ETF
Actual	$1,000.00	$1,032.40	0.39%	$0.58[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99[1]

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
[2]	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 54/365 (to reflect the period from November 8, 2017 (commencement of operations) to December 31, 2017).

3     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited

Oppenheimer Russell 1000®
Momentum Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.0%
Banks	5.4
Capital Goods	8.2
Commercial & Professional Services	0.6
Consumer Durables & Apparel	1.3
Consumer Services	2.5
Diversified Financials	5.1
Energy	2.5
Food & Staples Retailing	1.4
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	6.1
Household & Personal Products	1.3
Insurance	2.6
Materials	3.3
Media	1.8
Money Market Fund	0.7
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Real Estate	3.2
Retailing	5.9
Semiconductors & Semiconductor Equipment	5.3
Software & Services	18.5
Technology Hardware & Equipment	7.8
Telecommunication Services	0.6
Transportation	1.8
Utilities	2.9
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Oppenheimer Russell 1000®
Value Factor ETF

Industry	% of Net Assets
Automobiles & Components	2.0%
Banks	9.5
Capital Goods	7.7
Commercial & Professional Services	0.9
Consumer Durables & Apparel	1.8
Consumer Services	1.6
Diversified Financials	8.4
Energy	2.7
Food & Staples Retailing	4.6
Food, Beverage & Tobacco	1.8
Health Care Equipment & Services	6.8
Household & Personal Products	0.5
Insurance	5.6
Materials	3.9
Media	4.0
Money Market Fund	0.5
Pharmaceuticals, Biotechnology & Life Sciences	3.4
Real Estate	2.0
Retailing	4.4
Semiconductors & Semiconductor Equipment	2.8
Software & Services	3.3
Technology Hardware & Equipment	8.7
Telecommunication Services	4.8
Transportation	3.5
Utilities	5.2
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Oppenheimer Russell 1000® Low Volatility Factor ETF

Industry	% of Net Assets
Banks	6.5%
Capital Goods	8.6
Commercial & Professional Services	0.8
Consumer Durables & Apparel	0.7
Consumer Services	2.0
Diversified Financials	6.0
Energy	4.4
Food & Staples Retailing	2.6
Food, Beverage & Tobacco	6.2
Health Care Equipment & Services	6.1
Household & Personal Products	2.8
Insurance	3.8
Materials	2.5
Media	3.0
Money Market Fund	0.1
Pharmaceuticals, Biotechnology & Life Sciences	8.0
Real Estate	3.3
Retailing	2.9
Semiconductors & Semiconductor Equipment	2.4
Software & Services	12.6
Technology Hardware & Equipment	5.3
Telecommunication Services	3.0
Transportation	1.7
Utilities	4.5
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

4     OPPENHEIMER ETF TRUST

Oppenheimer Russell 1000® Size Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.5%
Banks	4.2
Capital Goods	11.5
Commercial & Professional Services	2.1
Consumer Durables & Apparel	4.4
Consumer Services	3.1
Diversified Financials	5.5
Energy	6.0
Food & Staples Retailing	0.4
Food, Beverage & Tobacco	1.6
Health Care Equipment & Services	4.0
Household & Personal Products	0.9
Insurance	4.4
Materials	6.9
Media	2.4
Money Market Fund	2.1
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate	9.9
Retailing	4.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	9.7
Technology Hardware & Equipment	4.5
Telecommunication Services	0.4
Transportation	2.7
Utilities	4.2
Total Investments	101.9
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

Oppenheimer Russell 1000® Quality Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.5%
Banks	0.1
Capital Goods	8.5
Commercial & Professional Services	0.8
Consumer Durables & Apparel	1.8
Consumer Services	2.9
Diversified Financials	2.1
Energy	2.3
Food & Staples Retailing	2.9
Food, Beverage & Tobacco	2.1
Health Care Equipment & Services	5.6
Household & Personal Products	2.6
Insurance	1.1
Materials	2.9
Media	2.8
Money Market Fund	0.4
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Real Estate	3.0
Retailing	9.1
Semiconductors & Semiconductor Equipment	4.8
Software & Services	21.3
Technology Hardware & Equipment	7.5
Telecommunication Services	1.5
Transportation	2.3
Utilities	0.8
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Russell 1000® Yield Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.2%
Banks	6.8
Capital Goods	8.4
Commercial & Professional Services	0.5
Consumer Durables & Apparel	0.6
Consumer Services	2.0
Diversified Financials	2.2
Energy	10.3
Food & Staples Retailing	1.9
Food, Beverage & Tobacco	7.4
Health Care Equipment & Services	1.6
Household & Personal Products	3.1
Insurance	2.9
Materials	3.3
Media	0.3
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Real Estate	6.9
Retailing	2.5
Semiconductors & Semiconductor Equipment	3.9
Software & Services	7.2
Technology Hardware & Equipment	2.4
Telecommunication Services	5.0
Transportation	1.9
Utilities	6.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

5     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

Industry	% of Net Assets
Automobiles & Components	0.2%
Capital Goods	11.3
Commercial & Professional Services	1.0
Consumer Durables & Apparel	2.2
Consumer Services	4.3
Diversified Financials	3.4
Energy	2.7
Food & Staples Retailing	5.3
Food, Beverage & Tobacco	5.0
Health Care Equipment & Services	5.3
Household & Personal Products	5.0
Insurance	1.4
Materials	1.9
Media	2.8
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Real Estate	2.6
Retailing	7.5
Semiconductors & Semiconductor Equipment	3.5
Software & Services	19.8
Technology Hardware & Equipment	0.1
Telecommunication Services	2.1
Transportation	2.1
Utilities	0.2
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

Oppenheimer Russell 2000® Dynamic Multifactor ETF

Industry	% of Net Assets
Automobiles & Components	1.1%
Banks	14.9
Capital Goods	8.5
Commercial & Professional Services	6.0
Consumer Durables & Apparel	2.9
Consumer Services	7.6
Diversified Financials	3.8
Energy	0.3
Food & Staples Retailing	0.1
Food, Beverage & Tobacco	3.5
Health Care Equipment & Services	9.0
Household & Personal Products	0.6
Insurance	3.3
Materials	3.9
Media	1.2
Money Market Fund	2.2
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Real Estate	12.3
Retailing	3.1
Semiconductors & Semiconductor Equipment	0.8
Software & Services	7.3
Technology Hardware & Equipment	3.1
Telecommunication Services	0.2
Transportation	1.8
Utilities	3.9
Total Investments	102.0
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

6     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.0%
Adient PLC	28	$2,204
Aptiv PLC	85	7,211
BorgWarner, Inc.	56	2,861
Delphi Technologies PLC[1]	16	839
Ford Motor Co.	427	5,333
General Motors Co.	294	12,051
Gentex Corp.	27	566
Goodyear Tire & Rubber Co. (The)	20	646
Harley-Davidson, Inc.	7	356
Lear Corp.	17	3,003
Tesla, Inc.[1,2]	45	14,011
Thor Industries, Inc.	13	1,959
Visteon Corp.[1]	11	1,377
Total Automobiles & Components		52,417

Banks—5.4%
Associated Banc-Corp.	17	432
Bank of America Corp.	1,967	58,066
Bank of Hawaii Corp.	3	257
Bank of the Ozarks	7	339
BankUnited, Inc.	9	366
BB&T Corp.	97	4,823
BOK Financial Corp.	3	277
CIT Group, Inc.	22	1,083
Citigroup, Inc.	563	41,893
Citizens Financial Group, Inc.	77	3,232
Comerica, Inc.	35	3,038
Commerce Bancshares, Inc.	10	558
Cullen/Frost Bankers, Inc.	10	946
East West Bancorp, Inc.	29	1,764
F.N.B. Corp.	19	263
Fifth Third Bancorp	105	3,186
First Horizon National Corp.	26	520
First Republic Bank	21	1,819
Huntington Bancshares, Inc.	147	2,140
JPMorgan Chase & Co.	683	73,040
KeyCorp	128	2,582
M&T Bank Corp.	21	3,591
PacWest Bancorp	8	403
People’s United Financial, Inc.	35	655
Pinnacle Financial Partners, Inc.	7	464
PNC Financial Services Group, Inc. (The)	96	13,852
Prosperity Bancshares, Inc.	6	420
Regions Financial Corp.	204	3,525
Signature Bank[1]	4	549
SunTrust Banks, Inc.	66	4,263
SVB Financial Group[1]	13	3,039
Synovus Financial Corp.	22	1,055
	Shares	Value
Banks (Continued)
TCF Financial Corp.	15	$308
U.S. Bancorp	187	10,019
Webster Financial Corp.[2]	11	618
Wells Fargo & Co.	490	29,728
Western Alliance Bancorp[1]	17	963
Zions Bancorporation	32	1,627
Total Banks		275,703

Capital Goods—8.2%
3M Co.	150	35,305
A.O. Smith Corp.	32	1,961
AECOM[1]	11	409
AGCO Corp.	12	857
Air Lease Corp.	20	962
Allegion PLC	24	1,909
Allison Transmission Holdings, Inc.	23	991
AMETEK, Inc.	70	5,073
Arconic, Inc.	86	2,343
Armstrong World Industries, Inc.[1]	9	545
Boeing Co. (The)	197	58,097
BWX Technologies, Inc.	32	1,936
Carlisle Cos., Inc.	6	682
Caterpillar, Inc.	186	29,310
Colfax Corp.[1,2]	7	277
Crane Co.	9	803
Cummins, Inc.	34	6,006
Deere & Co.	90	14,086
Donaldson Co., Inc.	21	1,028
Dover Corp.	37	3,737
Eaton Corp. PLC	73	5,768
Emerson Electric Co.	104	7,248
Fastenal Co.	36	1,969
Fluor Corp.	8	413
Fortive Corp.	82	5,933
Fortune Brands Home & Security, Inc.	30	2,053
Gardner Denver Holdings, Inc.[1]	12	407
General Dynamics Corp.	48	9,766
General Electric Co.	76	1,326
Graco, Inc.	53	2,397
Harris Corp.	33	4,674
HD Supply Holdings, Inc.[1]	9	360
HEICO Corp.	8	755
HEICO Corp., Class A	15	1,186
Hexcel Corp.	18	1,113
Honeywell International, Inc.	190	29,138
Hubbell, Inc.	7	947
Huntington Ingalls Industries, Inc.	11	2,593
IDEX Corp.	23	3,035
Illinois Tool Works, Inc.	76	12,681

7     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Capital Goods (Continued)
Ingersoll-Rand PLC	38	$3,389
ITT, Inc.	20	1,067
Jacobs Engineering Group, Inc.	13	857
Johnson Controls International PLC	58	2,210
L3 Technologies, Inc.	16	3,166
Lennox International, Inc.	9	1,874
Lincoln Electric Holdings, Inc.	11	1,007
Lockheed Martin Corp.	60	19,263
Masco Corp.	73	3,208
Middleby Corp. (The)[1]	3	405
Nordson Corp.	10	1,464
Northrop Grumman Corp.	41	12,583
Orbital ATK, Inc.	19	2,498
Oshkosh Corp.	19	1,727
Owens Corning	39	3,586
PACCAR, Inc.	37	2,630
Parker-Hannifin Corp.	31	6,187
Pentair PLC	37	2,613
Quanta Services, Inc.[1]	17	665
Raytheon Co.	76	14,277
Regal Beloit Corp.	6	460
Rockwell Automation, Inc.	41	8,050
Rockwell Collins, Inc.	50	6,781
Roper Technologies, Inc.	28	7,252
Sensata Technologies Holding NV1	35	1,789
Snap-on, Inc.	4	697
Spirit AeroSystems Holdings, Inc., Class A	33	2,879
Stanley Black & Decker, Inc.	46	7,806
Teledyne Technologies, Inc.[1]	11	1,993
Terex Corp.	23	1,109
Textron, Inc.	38	2,150
Timken Co. (The)	14	688
Toro Co. (The)	18	1,174
TransDigm Group, Inc.	8	2,197
Trinity Industries, Inc.	32	1,199
United Rentals, Inc.[1]	25	4,298
United Technologies Corp.	117	14,926
Univar, Inc.[1]	17	526
USG Corp.[1]	17	655
Valmont Industries, Inc.	3	498
W.W. Grainger, Inc.	3	709
WABCO Holdings, Inc.[1]	14	2,009
Wabtec Corp.	7	570
Watsco, Inc.	5	850
Welbilt, Inc.[1,2]	27	635
Xylem, Inc.	49	3,342
Total Capital Goods		419,997
	Shares	Value
Commercial & Professional Services—0.6%
Cintas Corp.	20	$3,117
Copart, Inc.[1]	48	2,073
Dun & Bradstreet Corp. (The)	4	474
Equifax, Inc.	10	1,179
IHS Markit Ltd.[1]	90	4,063
KAR Auction Services, Inc.	24	1,212
ManpowerGroup, Inc.	20	2,522
Nielsen Holdings PLC	20	728
Republic Services, Inc.	39	2,637
Robert Half International, Inc.	22	1,222
Rollins, Inc.	27	1,256
TransUnion[1]	56	3,078
Verisk Analytics, Inc.[1]	26	2,496
Waste Management, Inc.	81	6,990
Total Commercial & Professional Services		33,047

Consumer Durables & Apparel—1.3%
Brunswick Corp.	8	442
CalAtlantic Group, Inc.	26	1,466
Carter’s, Inc.	9	1,058
D.R. Horton, Inc.	121	6,180
Garmin Ltd.	30	1,787
Hanesbrands, Inc.	29	606
Hasbro, Inc.	24	2,181
Leggett & Platt, Inc.	11	525
Lennar Corp., Class A	58	3,668
Lululemon Athletica, Inc.[1]	10	786
Michael Kors Holdings Ltd.[1]	33	2,077
Mohawk Industries, Inc.[1]	18	4,966
NIKE, Inc., Class B	248	15,512
NVR, Inc.[1]	1	3,508
Polaris Industries, Inc.[2]	19	2,356
PulteGroup, Inc.	96	3,192
PVH Corp.	24	3,293
Ralph Lauren Corp.	5	519
Skechers U.S.A., Inc., Class A1	35	1,324
Tapestry, Inc.	57	2,521
Toll Brothers, Inc.	48	2,305
Tupperware Brands Corp.	10	627
VF Corp.	88	6,512
Whirlpool Corp.	7	1,181
Total Consumer Durables & Apparel		68,592

Consumer Services—2.5%
Aramark	42	1,795
Bright Horizons Family Solutions, Inc.[1]	13	1,222
Carnival Corp.	106	7,035
Choice Hotels International, Inc.	10	776

8     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services (Continued)
Darden Restaurants, Inc.	21	$2,016
Domino’s Pizza, Inc.	7	1,323
Dunkin’ Brands Group, Inc.	11	709
Extended Stay America, Inc.	24	456
Graham Holdings Co., Class B	1	558
H&R Block, Inc.	35	918
Hilton Grand Vacations, Inc.[1]	12	503
Hilton Worldwide Holdings, Inc.	56	4,472
Hyatt Hotels Corp., Class A1	10	735
International Game Technology PLC	19	504
Las Vegas Sands Corp.	80	5,559
Marriott International, Inc., Class A	97	13,166
McDonald’s Corp.	229	39,415
MGM Resorts International	87	2,905
Norwegian Cruise Line Holdings Ltd.[1]	42	2,236
Royal Caribbean Cruises Ltd.	56	6,680
Service Corp. International	46	1,717
ServiceMaster Global Holdings, Inc.[1]	27	1,384
Six Flags Entertainment Corp.	12	799
Starbucks Corp.	157	9,017
Vail Resorts, Inc.	13	2,762
Wendy’s Co. (The)	23	378
Wyndham Worldwide Corp.	30	3,476
Wynn Resorts Ltd.	28	4,721
Yum China Holdings, Inc.	128	5,123
Yum! Brands, Inc.	78	6,366
Total Consumer Services		128,726

Diversified Financials—5.1%
Affiliated Managers Group, Inc.	13	2,668
AGNC Investment Corp.	86	1,736
Ally Financial, Inc.	125	3,645
American Express Co.	171	16,982
Ameriprise Financial, Inc.	46	7,796
Annaly Capital Management, Inc.	266	3,163
Bank of New York Mellon Corp. (The)	167	8,995
Berkshire Hathaway, Inc., Class B1	300	59,466
BGC Partners, Inc., Class A	82	1,239
BlackRock, Inc.	26	13,356
Capital One Financial Corp.	52	5,178
Cboe Global Markets, Inc.	37	4,610
Charles Schwab Corp. (The)	221	11,353
Chimera Investment Corp.	39	721
CME Group, Inc.	68	9,931
Credit Acceptance Corp.[1]	3	970
	Shares	Value
Diversified Financials (Continued)
Discover Financial Services	28	$2,154
E*TRADE Financial Corp.[1]	66	3,272
Eaton Vance Corp.	28	1,579
FactSet Research Systems, Inc.[2]	8	1,542
Federated Investors, Inc., Class B	18	649
Franklin Resources, Inc.	44	1,906
Goldman Sachs Group, Inc. (The)	39	9,936
Interactive Brokers Group, Inc., Class A	22	1,303
Intercontinental Exchange, Inc.	110	7,762
Invesco Ltd.	74	2,704
Lazard Ltd., Class A	24	1,260
Legg Mason, Inc.	20	840
Leucadia National Corp.	48	1,271
LPL Financial Holdings, Inc.	27	1,543
MarketAxess Holdings, Inc.	6	1,210
MFA Financial, Inc.	71	562
Moody’s Corp.	55	8,118
Morgan Stanley	243	12,750
Morningstar, Inc.	4	388
MSCI, Inc.	31	3,923
Nasdaq, Inc.	20	1,537
New Residential Investment Corp.	69	1,234
Northern Trust Corp.	31	3,097
OneMain Holdings, Inc.[1]	10	260
Raymond James Financial, Inc.	26	2,322
S&P Global, Inc.	79	13,383
Santander Consumer USA Holdings, Inc.	30	559
SEI Investments Co.	39	2,802
SLM Corp.[1]	38	429
Starwood Property Trust, Inc.	37	790
State Street Corp.	77	7,516
Synchrony Financial	66	2,548
T. Rowe Price Group, Inc.	58	6,086
TD Ameritrade Holding Corp.	43	2,199
Two Harbors Investment Corp.	36	585
Voya Financial, Inc.	24	1,187
Total Diversified Financials		263,015

Energy—2.5%
Anadarko Petroleum Corp.	8	429
Andeavor	31	3,545
Cabot Oil & Gas Corp.	129	3,689
Centennial Resource Development, Inc., Class A1	16	317
Cheniere Energy, Inc.[1]	36	1,938
Chevron Corp.	210	26,290
Cimarex Energy Co.	5	610

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Energy (Continued)
Concho Resources, Inc.[1]	16	$2,404
ConocoPhillips	123	6,751
Devon Energy Corp.	20	828
Diamondback Energy, Inc.[1]	13	1,641
Energen Corp.[1]	8	461
EOG Resources, Inc.	59	6,367
EQT Corp.	17	968
Exxon Mobil Corp.	310	25,928
Halliburton Co.	30	1,466
HollyFrontier Corp.	55	2,817
Kinder Morgan, Inc.	83	1,500
Kosmos Energy Ltd.[1]	67	459
Marathon Oil Corp.	38	643
Marathon Petroleum Corp.	119	7,852
Murphy Oil Corp.	10	311
National Oilwell Varco, Inc.	18	648
Occidental Petroleum Corp.	63	4,641
ONEOK, Inc.	26	1,390
PBF Energy, Inc., Class A	27	957
Phillips 66	67	6,777
Pioneer Natural Resources Co.	8	1,383
RPC, Inc.[2]	12	306
Schlumberger Ltd.	37	2,493
Targa Resources Corp.	10	484
Valero Energy Corp.	103	9,467
Williams Cos., Inc. (The)	54	1,646
Total Energy		127,406

Food & Staples Retailing—1.4%
Casey’s General Stores, Inc.[2]	3	336
Costco Wholesale Corp.	73	13,587
CVS Health Corp.	74	5,365
Kroger Co. (The)	14	384
Sprouts Farmers Market, Inc.[1]	14	341
Sysco Corp.	52	3,158
US Foods Holding Corp.[1]	24	766
Walgreens Boots Alliance, Inc.	44	3,195
Wal-Mart Stores, Inc.	425	41,969
Total Food & Staples Retailing		69,101

Food, Beverage & Tobacco—3.2%
Altria Group, Inc.	230	16,424
Archer-Daniels-Midland Co.	33	1,323
Blue Buffalo Pet Products, Inc.[1,2]	18	590
Brown-Forman Corp., Class A	12	807
Brown-Forman Corp., Class B	44	3,021
Bunge Ltd.	11	738
Campbell Soup Co.	10	481
Coca-Cola Co. (The)	637	29,225
Conagra Brands, Inc.	34	1,281
	Shares	Value
Food, Beverage & Tobacco (Continued)
Constellation Brands, Inc., Class A	47	$10,743
Dr Pepper Snapple Group, Inc.	17	1,650
Flowers Foods, Inc.	23	444
General Mills, Inc.	34	2,016
Hain Celestial Group, Inc. (The)[1]	11	466
Hershey Co. (The)	21	2,384
Hormel Foods Corp.	26	946
Ingredion, Inc.	11	1,538
J.M. Smucker Co. (The)	8	994
Kellogg Co.	18	1,224
Kraft Heinz Co. (The)	50	3,888
Lamb Weston Holdings, Inc.	49	2,766
McCormick & Co., Inc.	19	1,936
Molson Coors Brewing Co., Class B	8	657
Mondelez International, Inc., Class A	141	6,035
Monster Beverage Corp.[1]	122	7,721
PepsiCo, Inc.	216	25,903
Philip Morris International, Inc.	297	31,378
Pilgrim’s Pride Corp.[1,2]	19	590
Pinnacle Foods, Inc.	18	1,070
Post Holdings, Inc.[1]	8	634
Tyson Foods, Inc., Class A	67	5,432
Total Food, Beverage & Tobacco		164,305

Health Care Equipment & Services—6.1%
Abbott Laboratories	543	30,989
ABIOMED, Inc.[1]	14	2,624
Aetna, Inc.	92	16,596
Align Technology, Inc.[1]	29	6,444
AmerisourceBergen Corp.	20	1,836
Anthem, Inc.	83	18,676
athenahealth, Inc.[1]	7	931
Baxter International, Inc.	153	9,890
Becton Dickinson and Co.	71	15,237
Boston Scientific Corp.[1]	361	8,949
Cardinal Health, Inc.	12	735
Centene Corp.[1]	60	6,053
Cerner Corp.[1]	78	5,256
Cigna Corp.	74	15,029
Cooper Cos., Inc. (The)	14	3,050
Danaher Corp.	123	11,417
DaVita, Inc.[1]	8	578
DENTSPLY SIRONA, Inc.	39	2,567
DexCom, Inc.[1]	5	287
Edwards Lifesciences Corp.[1]	40	4,508
Express Scripts Holding Co.[1]	36	2,687
HCA Healthcare, Inc.[1]	33	2,899
Henry Schein, Inc.[1]	11	769

10     OPPENHEIMER ETF TRUST

	Shares	Value
Health Care Equipment & Services (Continued)
Hill-Rom Holdings, Inc.	21	$1,770
Hologic, Inc.[1]	30	1,282
Humana, Inc.	26	6,450
IDEXX Laboratories, Inc.[1]	22	3,440
Intuitive Surgical, Inc.[1]	40	14,598
Laboratory Corp. of America Holdings[1]	20	3,190
McKesson Corp.	23	3,587
Medtronic PLC	217	17,523
Quest Diagnostics, Inc.	17	1,674
ResMed, Inc.	40	3,388
STERIS PLC	21	1,837
Stryker Corp.	91	14,090
Teleflex, Inc.	16	3,981
UnitedHealth Group, Inc.	234	51,588
Universal Health Services, Inc., Class B	6	680
Varian Medical Systems, Inc.[1]	26	2,890
Veeva Systems, Inc., Class A1	33	1,824
WellCare Health Plans, Inc.[1]	14	2,816
West Pharmaceutical Services, Inc.	14	1,381
Zimmer Biomet Holdings, Inc.	30	3,620
Total Health Care Equipment & Services		309,616

Household & Personal Products—1.3%
Church & Dwight Co., Inc.	28	1,405
Clorox Co. (The)	24	3,570
Colgate-Palmolive Co.	139	10,487
Coty, Inc., Class A	37	736
Energizer Holdings, Inc.	9	432
Estee Lauder Cos., Inc., (The), Class A	76	9,670
Herbalife Ltd.[1,2]	18	1,219
Kimberly-Clark Corp.	38	4,585
Nu Skin Enterprises, Inc., Class A	13	887
Procter & Gamble Co. (The)	370	33,996
Total Household & Personal Products		66,987

Insurance—2.6%
Aflac, Inc.	88	7,725
Alleghany Corp.[1]	1	596
Allstate Corp. (The)	104	10,890
American Financial Group, Inc.	16	1,737
American International Group, Inc.	66	3,932
Aon PLC	61	8,174
Arch Capital Group Ltd.[1]	19	1,725
Arthur J. Gallagher & Co.	46	2,911
Assurant, Inc.	8	807
Assured Guaranty Ltd.	10	339
	Shares	Value
Insurance (Continued)
Athene Holding Ltd., Class A1	15	$776
Brighthouse Financial, Inc.[1]	15	880
Brown & Brown, Inc.	20	1,029
Chubb Ltd.	83	12,129
Cincinnati Financial Corp.	16	1,199
CNA Financial Corp.	8	424
Erie Indemnity Co., Class A	4	487
Everest Re Group Ltd.	6	1,328
First American Financial Corp.	34	1,905
FNF Group	91	3,571
Hanover Insurance Group, Inc. (The)	9	973
Hartford Financial Services Group, Inc. (The)	72	4,052
Lincoln National Corp.	38	2,921
Loews Corp.	35	1,751
Markel Corp.[1]	3	3,417
Marsh & McLennan Cos., Inc.	114	9,278
MetLife, Inc.	141	7,129
Old Republic International Corp.	43	919
Principal Financial Group, Inc.	55	3,881
ProAssurance Corp.	7	400
Progressive Corp. (The)	184	10,363
Prudential Financial, Inc.	60	6,899
Reinsurance Group of America, Inc.	14	2,183
RenaissanceRe Holdings Ltd.	5	628
Torchmark Corp.	22	1,996
Travelers Cos., Inc. (The)	41	5,561
Unum Group	52	2,854
Validus Holdings Ltd.	7	328
W.R. Berkley Corp.	11	788
Willis Towers Watson PLC	34	5,123
XL Group Ltd.	37	1,301
Total Insurance		135,309

Materials—3.3%
Air Products & Chemicals, Inc.	36	5,907
Albemarle Corp.	37	4,732
Alcoa Corp.[1]	59	3,178
AptarGroup, Inc.	12	1,035
Ashland Global Holdings, Inc.	17	1,210
Avery Dennison Corp.	29	3,331
Axalta Coating Systems Ltd[1]	47	1,521
Ball Corp.	46	1,741
Bemis Co., Inc.	9	430
Berry Global Group, Inc.[1]	24	1,408
Cabot Corp.	12	739
Celanese Corp., Series A	35	3,748
CF Industries Holdings, Inc.	54	2,297

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Materials (Continued)
Chemours Co. (The)	67	$3,354
Crown Holdings, Inc.[1]	21	1,181
Domtar Corp.	14	693
DowDuPont, Inc.	545	38,815
Eagle Materials, Inc.	7	793
Eastman Chemical Co.	29	2,687
Ecolab, Inc.	41	5,501
FMC Corp.	46	4,354
Freeport-McMoRan, Inc.[1]	148	2,806
Graphic Packaging Holding Co.	71	1,097
Huntsman Corp.	67	2,230
International Flavors & Fragrances, Inc.	17	2,594
International Paper Co.	53	3,071
LyondellBasell Industries NV, Class A	64	7,061
Martin Marietta Materials, Inc.	5	1,105
Monsanto Co.	78	9,109
Mosaic Co. (The)	13	334
Newmont Mining Corp.	82	3,077
Nucor Corp.	25	1,590
Olin Corp.	52	1,850
Owens-Illinois, Inc.[1]	42	931
Packaging Corp. of America	25	3,014
Platform Specialty Products Corp.[1]	27	268
PPG Industries, Inc.	54	6,308
Praxair, Inc.	64	9,900
Reliance Steel & Aluminum Co.	5	429
Royal Gold, Inc.	19	1,560
RPM International, Inc.	14	734
Scotts Miracle-Gro Co., (The)	6	642
Sealed Air Corp.	17	838
Sherwin-Williams Co. (The)	25	10,251
Silgan Holdings, Inc.	13	382
Sonoco Products Co.	10	531
Southern Copper Corp.[2]	23	1,091
Steel Dynamics, Inc.	27	1,165
Valvoline, Inc.	42	1,053
Vulcan Materials Co.	14	1,797
Westlake Chemical Corp.	12	1,278
WestRock Co.	47	2,971
WR Grace & Co.	11	772
Total Materials		170,494

Media—1.8%
Cable One, Inc.	1	703
CBS Corp., Class B	21	1,239
Charter Communications, Inc., Class A1	37	12,431
Comcast Corp., Class A	615	24,631
	Shares	Value
Media (Continued)
DISH Network Corp., Class A1	13	$621
Interpublic Group of Cos., Inc. (The)	17	343
John Wiley & Sons, Inc., Class A	6	395
Liberty Broadband Corp., Class A1	6	510
Liberty Broadband Corp., Class C1	23	1,959
Liberty Media Corp.-Liberty Formula One, Class C1,2	43	1,469
Liberty Media Corp.-Liberty SiriusXM, Class A1	18	714
Liberty Media Corp.-Liberty SiriusXM, Class C1	37	1,467
Lions Gate Entertainment Corp., Class A1	11	372
Lions Gate Entertainment Corp., Class B1	22	698
Live Nation Entertainment, Inc.[1]	47	2,001
Madison Square Garden Co. (The), Class A1	4	843
News Corp., Class A	108	1,751
News Corp., Class B	34	564
Omnicom Group, Inc.	10	728
Scripps Networks Interactive, Inc., Class A	16	1,366
Sirius XM Holdings, Inc.[2]	315	1,688
Time Warner, Inc.	68	6,220
Tribune Media Co., Class A	24	1,019
Twenty-First Century Fox, Inc., Class A	173	5,974
Twenty-First Century Fox, Inc., Class B	68	2,320
Viacom, Inc., Class B	10	308
Walt Disney Co. (The)	165	17,739
Total Media		90,073

Pharmaceuticals, Biotechnology & Life Sciences—7.4%
AbbVie, Inc.	534	51,643
ACADIA Pharmaceuticals, Inc.[1]	14	422
Agilent Technologies, Inc.	106	7,099
Agios Pharmaceuticals, Inc.[1]	11	629
Akorn, Inc.[1]	31	999
Alexion Pharmaceuticals, Inc.[1]	17	2,033
Alkermes PLC[1,2]	8	438
Allergan PLC	25	4,089
Alnylam Pharmaceuticals, Inc.[1,2]	31	3,939
Amgen, Inc.	139	24,172
Biogen, Inc.[1]	43	13,698
BioMarin Pharmaceutical, Inc.[1]	17	1,516

12     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Bio-Rad Laboratories, Inc., Class A1	6	$1,432
Bio-Techne Corp.	9	1,166
Bioverativ, Inc.[1]	20	1,078
Bristol-Myers Squibb Co.	236	14,462
Bruker Corp.	34	1,167
Celgene Corp.[1]	51	5,322
Charles River Laboratories International, Inc.[1]	13	1,423
Eli Lilly & Co.	183	15,456
Exelixis, Inc.[1]	98	2,979
Gilead Sciences, Inc.	141	10,101
Illumina, Inc.[1]	50	10,924
Incyte Corp.[1]	21	1,989
Ionis Pharmaceuticals, Inc.[1,2]	19	956
IQVIA Holdings, Inc.[1]	44	4,308
Johnson & Johnson	578	80,758
Juno Therapeutics, Inc.[1]	25	1,143
Merck & Co., Inc.	184	10,354
Mettler-Toledo International, Inc.[1]	8	4,956
Mylan NV1	56	2,369
Neurocrine Biosciences, Inc.[1]	31	2,405
PerkinElmer, Inc.	30	2,194
Perrigo Co. PLC	16	1,395
Pfizer, Inc.	982	35,568
QIAGEN NV1	38	1,175
Regeneron Pharmaceuticals, Inc.[1]	10	3,760
Seattle Genetics, Inc.[1]	9	481
Thermo Fisher Scientific, Inc.	102	19,368
United Therapeutics Corp.[1]	2	296
Vertex Pharmaceuticals, Inc.[1]	91	13,637
Waters Corp.[1]	24	4,637
Zoetis, Inc.	138	9,942
Total Pharmaceuticals, Biotechnology & Life Sciences		377,878

Real Estate—3.2%
Alexandria Real Estate Equities, Inc.	20	2,612
American Campus Communities, Inc.	9	369
American Homes 4 Rent, Class A	35	764
American Tower Corp.	126	17,976
Apartment Investment & Management Co., Class A	19	830
Apple Hospitality REIT, Inc.	27	529
AvalonBay Communities, Inc.	22	3,925
Boston Properties, Inc.	19	2,471
Brandywine Realty Trust	32	582
	Shares	Value
Real Estate (Continued)
Camden Property Trust	17	$1,565
CBRE Group, Inc., Class A1	81	3,508
Colony NorthStar, Inc., Class A	46	525
Columbia Property Trust, Inc.	18	413
CoreCivic, Inc.	14	315
CoreSite Realty Corp.	11	1,253
Corporate Office Properties Trust	14	409
Crown Castle International Corp.	107	11,878
CubeSmart	34	983
CyrusOne, Inc.	28	1,667
DCT Industrial Trust, Inc.	24	1,411
Digital Realty Trust, Inc.	48	5,467
Douglas Emmett, Inc.	28	1,150
Duke Realty Corp.	62	1,687
Empire State Realty Trust, Inc., Class A	15	308
EPR Properties	7	458
Equinix, Inc.	22	9,971
Equity Commonwealth[1]	14	427
Equity LifeStyle Properties, Inc.	20	1,780
Equity Residential	56	3,571
Essex Property Trust, Inc.	11	2,655
Extra Space Storage, Inc.	25	2,186
Federal Realty Investment Trust	7	930
Forest City Realty Trust, Inc., Class A	55	1,326
Gaming and Leisure Properties, Inc.	47	1,739
GGP, Inc.	52	1,216
HCP, Inc.	44	1,148
Healthcare Trust of America, Inc., Class A	33	991
Highwoods Properties, Inc.	15	764
Hospitality Properties Trust	21	627
Host Hotels & Resorts, Inc.	113	2,243
Howard Hughes Corp. (The)[1]	5	656
Hudson Pacific Properties, Inc.	21	719
Invitation Homes, Inc.	53	1,249
Iron Mountain, Inc.	68	2,566
JBG SMITH Properties	16	556
Jones Lang LaSalle, Inc.	15	2,234
Kilroy Realty Corp.	12	896
Kimco Realty Corp.	16	290
Lamar Advertising Co., Class A	16	1,188
Liberty Property Trust	28	1,204
Life Storage, Inc.	8	713
Macerich Co. (The)	13	854
Medical Properties Trust, Inc.	74	1,020
Mid-America Apartment Communities, Inc.	17	1,710

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Real Estate (Continued)
National Retail Properties, Inc.	20	$863
Omega Healthcare Investors, Inc.[2]	19	523
Outfront Media, Inc.	16	371
Paramount Group, Inc.	25	396
Park Hotels & Resorts, Inc.	26	748
Piedmont Office Realty Trust, Inc., Class A	17	333
Prologis, Inc.	125	8,064
Public Storage	15	3,135
Rayonier, Inc.	26	822
Realogy Holdings Corp.	16	424
Realty Income Corp.	39	2,224
Regency Centers Corp.	18	1,245
SBA Communications Corp.[1]	39	6,371
Senior Housing Properties Trust	48	919
Simon Property Group, Inc.	25	4,294
SL Green Realty Corp.	8	807
STORE Capital Corp.	30	781
Sun Communities, Inc.	19	1,763
UDR, Inc.	48	1,849
Ventas, Inc.	51	3,061
VEREIT, Inc.	122	950
Vornado Realty Trust	15	1,173
Weingarten Realty Investors	11	362
Welltower, Inc.	57	3,635
Weyerhaeuser Co.	153	5,395
WP Carey, Inc.	26	1,791
Total Real Estate		162,783

Retailing—5.9%
Amazon.com, Inc.[1]	128	149,692
AutoNation, Inc.[1]	8	411
AutoZone, Inc.[1]	1	711
Best Buy Co., Inc.	55	3,766
Burlington Stores, Inc.[1]	14	1,722
CarMax, Inc.[1]	30	1,924
Dollar General Corp.	47	4,371
Dollar Tree, Inc.[1]	39	4,185
Expedia, Inc.	17	2,036
Gap, Inc. (The)	58	1,976
Genuine Parts Co.	10	950
Home Depot, Inc. (The)	278	52,689
Kohl’s Corp.	11	597
L Brands, Inc.	7	422
Liberty Expedia Holdings, Inc., Class A1	9	399
Liberty Interactive Corp. QVC Group, Class A1	88	2,149
Liberty Ventures, Series A1	26	1,410
LKQ Corp.[1]	58	2,359
	Shares	Value
Retailing (Continued)
Lowe’s Cos., Inc.	140	$13,012
Murphy USA, Inc.[1]	6	482
Netflix, Inc.[1]	138	26,490
O’Reilly Automotive, Inc.[1]	3	722
Pool Corp.	7	908
Priceline Group, Inc. (The)[1]	9	15,640
Ross Stores, Inc.	49	3,932
Target Corp.	20	1,305
Tiffany & Co.	23	2,391
TJX Cos., Inc. (The)	53	4,052
Tractor Supply Co.	7	523
Ulta Beauty, Inc.[1]	3	671
Wayfair, Inc., Class A1	14	1,124
Total Retailing		303,021

Semiconductors & Semiconductor Equipment—5.3%
Advanced Micro Devices, Inc.[1,2]	118	1,213
Analog Devices, Inc.	90	8,013
Applied Materials, Inc.	379	19,374
Broadcom Ltd.	135	34,681
Cavium, Inc.[1]	14	1,174
Cypress Semiconductor Corp.	111	1,692
First Solar, Inc.[1]	29	1,958
Intel Corp.	1,124	51,884
KLA-Tencor Corp.	42	4,413
Lam Research Corp.	58	10,676
Marvell Technology Group Ltd.	122	2,619
Maxim Integrated Products, Inc.	84	4,392
Microchip Technology, Inc.[2]	70	6,152
Micron Technology, Inc.[1]	393	16,160
Microsemi Corp.[1]	10	516
NVIDIA Corp.	206	39,861
NXP Semiconductors NV1	69	8,079
ON Semiconductor Corp.[1]	146	3,057
Qorvo, Inc.[1]	38	2,531
QUALCOMM, Inc.	184	11,780
Skyworks Solutions, Inc.	57	5,412
Teradyne, Inc.	70	2,931
Texas Instruments, Inc.	286	29,870
Versum Materials, Inc.	32	1,211
Xilinx, Inc.	59	3,978
Total Semiconductors & Semiconductor Equipment		273,627

Software & Services—18.5%
Accenture PLC, Class A	131	20,055
Activision Blizzard, Inc.	264	16,717
Adobe Systems, Inc.[1]	174	30,492
Akamai Technologies, Inc.[1]	7	455

14     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (Continued)
Alliance Data Systems Corp.	5	$1,267
Alphabet, Inc., Class A1	73	76,898
Alphabet, Inc., Class C1	76	79,526
Amdocs Ltd.	21	1,375
ANSYS, Inc.[1]	29	4,280
Atlassian Corp. PLC, Class A1	33	1,502
Autodesk, Inc.[1]	73	7,653
Automatic Data Processing, Inc.	73	8,555
Black Knight, Inc.[1]	22	971
Booz Allen Hamilton Holding Corp.	18	686
Broadridge Financial Solutions, Inc.	34	3,080
CA, Inc.	40	1,331
Cadence Design Systems, Inc.[1]	99	4,140
CDK Global, Inc.	22	1,568
Citrix Systems, Inc.[1]	31	2,728
Cognizant Technology Solutions Corp., Class A	151	10,724
Conduent, Inc.[1]	34	550
CoreLogic, Inc.[1]	17	786
CoStar Group, Inc.[1]	12	3,563
CSRA, Inc.	10	299
Dell Technologies, Inc., Class V1	63	5,121
DST Systems, Inc.	10	621
DXC Technology Co.	98	9,300
eBay, Inc.[1]	204	7,699
Electronic Arts, Inc.[1]	85	8,930
Euronet Worldwide, Inc.[1]	11	927
Facebook, Inc., Class A1	751	132,522
Fidelity National Information Services, Inc.	71	6,680
FireEye, Inc.[1]	23	327
First Data Corp., Class A1	89	1,487
Fiserv, Inc.[1]	44	5,770
FleetCor Technologies, Inc.[1]	19	3,656
Fortinet, Inc.[1]	41	1,791
Gartner, Inc.[1]	15	1,847
Genpact Ltd.	39	1,238
Global Payments, Inc.	46	4,611
GoDaddy, Inc., Class A1	36	1,810
Guidewire Software, Inc.[1]	25	1,857
IAC/InterActiveCorp[1]	25	3,057
International Business Machines Corp.	67	10,279
Intuit, Inc.	67	10,571
Jack Henry & Associates, Inc.	15	1,754
Leidos Holdings, Inc.	29	1,873
LogMeIn, Inc.	10	1,145
Mastercard, Inc., Class A	293	44,349
	Shares	Value
Software & Services (Continued)
Match Group, Inc.[1,2]	13	$407
Microsoft Corp.	2,077	177,667
Nuance Communications, Inc.[1]	25	409
Oracle Corp.	706	33,380
Paychex, Inc.	49	3,336
PayPal Holdings, Inc.[1]	408	30,037
PTC, Inc.[1]	33	2,005
Red Hat, Inc.[1]	60	7,206
salesforce.com, Inc.[1]	224	22,900
ServiceNow, Inc.[1]	58	7,563
Splunk, Inc.[1]	44	3,645
Square, Inc., Class A1,2	88	3,051
SS&C Technologies Holdings, Inc.	49	1,984
Symantec Corp.	120	3,367
Synopsys, Inc.[1]	47	4,006
Tableau Software, Inc., Class A1	22	1,522
Take-Two Interactive Software, Inc.[1]	40	4,391
Teradata Corp.[1]	29	1,115
Total System Services, Inc.	58	4,587
Twitter, Inc.[1]	110	2,641
Tyler Technologies, Inc.[1]	8	1,416
Ultimate Software Group, Inc. (The)[1]	4	873
Vantiv, Inc., Class A1,2	33	2,427
VeriSign, Inc.[1,2]	27	3,090
Visa, Inc., Class A	543	61,913
VMware Inc, Class A1,2	24	3,008
Western Union Co. (The)	40	760
WEX, Inc.[1]	6	847
Workday, Inc., Class A1	46	4,680
Zillow Group, Inc., Class A1	8	326
Zillow Group, Inc., Class C1,2	16	655
Zynga, Inc., Class A1	233	932
Total Software & Services		944,569

Technology Hardware & Equipment—7.8%
Amphenol Corp., Class A	81	7,112
Apple, Inc.	1,650	279,229
Arista Networks, Inc.[1]	19	4,476
ARRIS International PLC[1]	14	360
Arrow Electronics, Inc.[1]	13	1,045
CDW Corp.	36	2,502
Cisco Systems, Inc.	1,066	40,828
Cognex Corp.	60	3,670
Coherent, Inc.[1]	9	2,540
CommScope Holding Co., Inc.[1]	15	567
Corning, Inc.	229	7,326
Dolby Laboratories, Inc., Class A	15	930
EchoStar Corp., Class A1	8	479

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
F5 Networks, Inc.[1]	3	$394
FLIR Systems, Inc.	35	1,632
Hewlett Packard Enterprise Co.	186	2,671
HP, Inc.	527	11,072
IPG Photonics Corp.[1]	13	2,784
Jabil, Inc.	38	997
Juniper Networks, Inc.	31	884
Keysight Technologies, Inc.[1]	39	1,622
Motorola Solutions, Inc.	24	2,168
National Instruments Corp.	35	1,457
NetApp, Inc.	87	4,813
Palo Alto Networks, Inc.[1]	14	2,029
Trimble, Inc.[1]	70	2,845
Universal Display Corp.	15	2,590
Western Digital Corp.	87	6,919
Xerox Corp.	49	1,428
Zebra Technologies Corp., Class A1	13	1,349
Total Technology Hardware & Equipment		398,718

Telecommunication Services—0.6%
AT&T, Inc.	358	13,919
T-Mobile US, Inc.[1]	39	2,477
Verizon Communications, Inc.	295	15,614
Zayo Group Holdings, Inc.[1]	27	994
Total Telecommunication Services		33,004

Transportation—1.8%
American Airlines Group, Inc.	48	2,497
C.H. Robinson Worldwide, Inc.	21	1,871
Copa Holdings SA, Class A	10	1,341
CSX Corp.	252	13,862
Delta Air Lines, Inc.	75	4,200
Expeditors International of Washington, Inc.	28	1,811
FedEx Corp.	38	9,482
Genesee & Wyoming, Inc., Class A1	8	630
JB Hunt Transport Services, Inc.	12	1,380
JetBlue Airways Corp.[1]	22	491
Kansas City Southern	21	2,210
Kirby Corp.[1]	5	334
Landstar System, Inc.	7	729
Norfolk Southern Corp.	63	9,129
Old Dominion Freight Line, Inc.	17	2,236
Ryder System, Inc.	6	505
Southwest Airlines Co.	79	5,171
Union Pacific Corp.	139	18,640
United Continental Holdings, Inc.[1]	9	607
	Shares	Value
Transportation (Continued)
United Parcel Service, Inc., Class B	73	$8,698
XPO Logistics, Inc.[1,2]	41	3,755
Total Transportation		89,579

Utilities—2.9%
AES Corp.	56	607
Alliant Energy Corp.	50	2,131
Ameren Corp.	55	3,244
American Electric Power Co., Inc.	117	8,608
American Water Works Co., Inc.	41	3,751
Aqua America, Inc.	40	1,569
Atmos Energy Corp.	23	1,976
Avangrid, Inc.	17	860
Calpine Corp.[1]	92	1,392
CenterPoint Energy, Inc.	98	2,779
CMS Energy Corp.	62	2,933
Consolidated Edison, Inc.	70	5,947
Dominion Energy, Inc.	95	7,701
DTE Energy Co.	35	3,831
Duke Energy Corp.	148	12,448
Edison International	60	3,794
Entergy Corp.	34	2,767
Eversource Energy	67	4,233
Exelon Corp.	198	7,803
FirstEnergy Corp.	79	2,419
Great Plains Energy, Inc.	52	1,677
Hawaiian Electric Industries, Inc.	19	687
MDU Resources Group, Inc.	15	403
National Fuel Gas Co.	10	549
NextEra Energy, Inc.	128	19,992
NiSource, Inc.	81	2,079
NRG Energy, Inc.	108	3,076
OGE Energy Corp.	30	987
PG&E Corp.	37	1,659
Pinnacle West Capital Corp.	24	2,044
PPL Corp.	96	2,971
Public Service Enterprise Group, Inc.	102	5,253
Sempra Energy	53	5,667
Southern Co. (The)	152	7,310
UGI Corp.	25	1,174
Vectren Corp.	22	1,430
Vistra Energy Corp.[1]	44	806
WEC Energy Group, Inc.	68	4,517
Westar Energy, Inc.	14	739
Xcel Energy, Inc.	122	5,869
Total Utilities		149,682

Total Common Stocks (Cost $5,011,938)		5,107,649

16     OPPENHEIMER ETF TRUST

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $4,617)	4,617	$4,617
Investment of Cash Collateral for Securities Loaned—0.6%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $29,083)	29,083	29,083
Total Investments—100.4% (Cost $5,045,638)		5,141,349
Liabilities in Excess of Other Assets—(0.4)%		(21,374)
Net Assets—100.0%		$5,119,975

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $44,985; total value of the collateral held by the Fund was $46,618. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $17,535 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.0%
Adient PLC	4	$315
Aptiv PLC	108	9,162
BorgWarner, Inc.	92	4,700
Delphi Technologies PLC[1]	36	1,889
Ford Motor Co.	2,460	30,725
General Motors Co.	866	35,497
Gentex Corp.	100	2,095
Goodyear Tire & Rubber Co. (The)	160	5,170
Harley-Davidson, Inc.	88	4,478
Lear Corp.	44	7,773
Thor Industries, Inc.	20	3,014
Visteon Corp.[1]	8	1,001
Total Automobiles & Components		105,819

Banks—9.5%
Associated Banc-Corp.	72	1,829
Bank of America Corp.	3,841	113,386
Bank of Hawaii Corp.	12	1,028
Bank of the Ozarks	24	1,163
BankUnited, Inc.	36	1,466
BB&T Corp.	280	13,922
CIT Group, Inc.	60	2,954
Citigroup, Inc.	1,678	124,860
Citizens Financial Group, Inc.	176	7,389
Comerica, Inc.	32	2,778
Commerce Bancshares, Inc.	25	1,396
Cullen/Frost Bankers, Inc.	16	1,514
East West Bancorp, Inc.	40	2,433
F.N.B. Corp.	72	995
Fifth Third Bancorp	352	10,680
First Hawaiian, Inc.	12	350
First Horizon National Corp.	60	1,199
First Republic Bank	36	3,119
Huntington Bancshares, Inc.	332	4,834
JPMorgan Chase & Co.	1,272	136,028
KeyCorp	312	6,293
M&T Bank Corp.	32	5,472
New York Community Bancorp, Inc.	208	2,708
PacWest Bancorp	44	2,218
People’s United Financial, Inc.	84	1,571
PNC Financial Services Group, Inc. (The)	144	20,778
Popular, Inc.	48	1,704
Prosperity Bancshares, Inc.	20	1,401
Regions Financial Corp.	512	8,847
Signature Bank[1]	12	1,647
SVB Financial Group[1]	11	2,571
Synovus Financial Corp.	36	1,726
	Shares	Value
Banks (Continued)
TCF Financial Corp.	76	$1,558
Webster Financial Corp.[2]	28	1,572
Western Alliance Bancorp[1]	24	1,359
Zions Bancorporation	56	2,846
Total Banks		497,594

Capital Goods—7.7%
A.O. Smith Corp.	28	1,716
Acuity Brands, Inc.	12	2,112
AECOM[1]	96	3,566
AGCO Corp.	32	2,286
Air Lease Corp.	60	2,885
Allegion PLC	20	1,591
Allison Transmission Holdings, Inc.	40	1,723
AMETEK, Inc.	48	3,479
Arconic, Inc.	52	1,417
Armstrong World Industries, Inc.[1]	8	484
Boeing Co. (The)	240	70,778
BWX Technologies, Inc.	20	1,210
Carlisle Cos., Inc.	20	2,273
Colfax Corp.[1,2]	24	951
Crane Co.	16	1,427
Cummins, Inc.	60	10,598
Deere & Co.	124	19,407
Donaldson Co., Inc.	24	1,175
Dover Corp.	44	4,444
Eaton Corp. PLC	160	12,642
Emerson Electric Co.	188	13,102
Fastenal Co.	60	3,281
Flowserve Corp.	28	1,180
Fluor Corp.	84	4,339
Fortive Corp.	68	4,920
Fortune Brands Home & Security, Inc.	48	3,285
Graco, Inc.	24	1,085
Harris Corp.	32	4,533
HD Supply Holdings, Inc.[1]	68	2,722
HEICO Corp.	4	377
HEICO Corp., Class A	8	632
Hexcel Corp.	32	1,979
Hubbell, Inc.	16	2,165
Huntington Ingalls Industries, Inc.	20	4,714
IDEX Corp.	16	2,112
Ingersoll-Rand PLC	96	8,562
ITT, Inc.	36	1,921
Jacobs Engineering Group, Inc.	68	4,485
L3 Technologies, Inc.	32	6,331
Lennox International, Inc.	8	1,666
Lincoln Electric Holdings, Inc.	12	1,099
Lockheed Martin Corp.	92	29,537

18     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
Masco Corp.	100	$4,394
Middleby Corp. (The)[1]	12	1,619
MSC Industrial Direct Co., Inc., Class A	16	1,547
Nordson Corp.	12	1,757
Northrop Grumman Corp.	52	15,959
Orbital ATK, Inc.	24	3,156
Oshkosh Corp.	40	3,636
Owens Corning	56	5,149
PACCAR, Inc.	132	9,383
Parker-Hannifin Corp.	36	7,185
Pentair PLC	48	3,390
Quanta Services, Inc.[1]	80	3,129
Raytheon Co.	84	15,779
Regal Beloit Corp.	24	1,838
Rockwell Automation, Inc.	24	4,712
Rockwell Collins, Inc.	32	4,340
Sensata Technologies Holding NV1	52	2,658
Snap-on, Inc.	20	3,486
Spirit AeroSystems Holdings, Inc., Class A	64	5,584
Stanley Black & Decker, Inc.	48	8,145
Teledyne Technologies, Inc.[1]	12	2,174
Terex Corp.	32	1,543
Textron, Inc.	132	7,470
Timken Co. (The)	32	1,573
Toro Co. (The)	20	1,305
TransDigm Group, Inc.	9	2,472
Trinity Industries, Inc.	94	3,521
United Rentals, Inc.[1]	48	8,252
Univar, Inc.[1]	52	1,610
USG Corp.[1]	48	1,851
Valmont Industries, Inc.	8	1,327
W.W. Grainger, Inc.	26	6,142
WABCO Holdings, Inc.[1]	12	1,722
Wabtec Corp.[2]	20	1,629
Watsco, Inc.	12	2,040
Welbilt, Inc.[1,2]	28	658
WESCO International, Inc.[1]	28	1,908
Xylem, Inc.	40	2,728
Total Capital Goods		406,962

Commercial & Professional Services—0.9%
Cintas Corp.	20	3,117
Clean Harbors, Inc.[1]	12	651
Copart, Inc.[1]	36	1,555
Dun & Bradstreet Corp. (The)	12	1,421
Equifax, Inc.	20	2,358
IHS Markit Ltd.[1]	40	1,806
	Shares	Value
Commercial & Professional Services (Continued)
KAR Auction Services, Inc.	40	$2,020
ManpowerGroup, Inc.	40	5,044
Nielsen Holdings PLC	116	4,222
Pitney Bowes, Inc.	108	1,208
Republic Services, Inc.	68	4,598
Robert Half International, Inc.	52	2,888
Rollins, Inc.	12	558
Stericycle, Inc.[1]	24	1,632
TransUnion[1]	20	1,099
Verisk Analytics, Inc.[1]	28	2,688
Waste Management, Inc.	140	12,082
Total Commercial & Professional Services		48,947

Consumer Durables & Apparel—1.8%
Brunswick Corp.	44	2,430
CalAtlantic Group, Inc.	44	2,481
Carter’s, Inc.	24	2,820
D.R. Horton, Inc.	148	7,558
Garmin Ltd.	36	2,144
Hanesbrands, Inc.	164	3,429
Hasbro, Inc.	28	2,545
Leggett & Platt, Inc.	48	2,291
Lennar Corp., Class A	84	5,312
Lululemon Athletica, Inc.[1]	24	1,886
Mattel, Inc.	120	1,846
Michael Kors Holdings Ltd.[1]	92	5,791
Mohawk Industries, Inc.[1]	20	5,518
Newell Brands, Inc.	124	3,832
NVR, Inc.[1]	1	3,508
Polaris Industries, Inc.[2]	28	3,472
PulteGroup, Inc.	123	4,090
PVH Corp.	40	5,488
Ralph Lauren Corp.	28	2,903
Skechers U.S.A., Inc., Class A1	60	2,270
Tapestry, Inc.	64	2,831
Tempur Sealy International, Inc.[1]	24	1,505
Toll Brothers, Inc.	52	2,497
Tupperware Brands Corp.	20	1,254
Under Armour, Inc., Class A1,2	40	577
Under Armour, Inc., Class C1,2	40	533
VF Corp.	112	8,288
Whirlpool Corp.	40	6,746
Total Consumer Durables & Apparel		95,845

Consumer Services—1.6%
Aramark	128	5,471
Bright Horizons Family Solutions, Inc.[1]	8	752
Carnival Corp.	160	10,619

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Consumer Services (Continued)
Chipotle Mexican Grill, Inc.[1]	3	$867
Choice Hotels International, Inc.	8	621
Darden Restaurants, Inc.	40	3,841
Domino’s Pizza, Inc.	8	1,512
Dunkin’ Brands Group, Inc.	16	1,031
Extended Stay America, Inc.	52	988
Graham Holdings Co., Class B	1	558
H&R Block, Inc.	92	2,412
Hilton Grand Vacations, Inc.[1]	16	671
Hilton Worldwide Holdings, Inc.	36	2,875
Hyatt Hotels Corp., Class A1	8	588
International Game Technology PLC	68	1,803
Las Vegas Sands Corp.	96	6,671
MGM Resorts International	192	6,411
Norwegian Cruise Line Holdings Ltd.[1]	64	3,408
Royal Caribbean Cruises Ltd.	64	7,634
Service Corp. International	52	1,940
ServiceMaster Global Holdings, Inc.[1]	36	1,846
Six Flags Entertainment Corp.	16	1,065
Vail Resorts, Inc.	4	850
Wendy’s Co. (The)	36	591
Wyndham Worldwide Corp.	40	4,635
Wynn Resorts Ltd.	19	3,203
Yum China Holdings, Inc.	92	3,682
Yum! Brands, Inc.	88	7,182
Total Consumer Services		83,727

Diversified Financials—8.4%
Affiliated Managers Group, Inc.	20	4,105
AGNC Investment Corp.	184	3,715
Ally Financial, Inc.	288	8,398
American Express Co.	352	34,957
Ameriprise Financial, Inc.	72	12,202
Annaly Capital Management, Inc.	616	7,324
Bank of New York Mellon Corp. (The)	444	23,914
Berkshire Hathaway, Inc., Class B1	676	133,997
BGC Partners, Inc., Class A	48	725
Capital One Financial Corp.	300	29,874
Cboe Global Markets, Inc.	12	1,495
Chimera Investment Corp.	112	2,070
Credit Acceptance Corp.[1]	4	1,294
Discover Financial Services	224	17,230
E*TRADE Financial Corp.[1]	128	6,345
Eaton Vance Corp.	28	1,579
FactSet Research Systems, Inc.[2]	8	1,542
Federated Investors, Inc., Class B	40	1,443
	Shares	Value
Diversified Financials (Continued)
Franklin Resources, Inc.	112	$4,853
Goldman Sachs Group, Inc. (The)	145	36,940
Interactive Brokers Group, Inc., Class A	24	1,421
Invesco Ltd.	84	3,069
Lazard Ltd., Class A	52	2,730
Legg Mason, Inc.	48	2,015
Leucadia National Corp.	120	3,179
LPL Financial Holdings, Inc.	44	2,514
MarketAxess Holdings, Inc.	4	807
MFA Financial, Inc.	100	792
Morgan Stanley	390	20,463
Morningstar, Inc.	4	388
MSCI, Inc.	12	1,518
Nasdaq, Inc.	20	1,537
Navient Corp.	176	2,344
New Residential Investment Corp.	144	2,575
Northern Trust Corp.	60	5,993
OneMain Holdings, Inc.[1]	32	832
Raymond James Financial, Inc.	16	1,429
Santander Consumer USA Holdings, Inc.	92	1,713
SEI Investments Co.	28	2,012
SLM Corp.[1]	36	407
Starwood Property Trust, Inc.	88	1,879
State Street Corp.	124	12,104
Synchrony Financial	504	19,459
T. Rowe Price Group, Inc.	48	5,037
TD Ameritrade Holding Corp.	60	3,068
Two Harbors Investment Corp.	76	1,236
Voya Financial, Inc.	108	5,343
Total Diversified Financials		439,866

Energy—2.7%
Anadarko Petroleum Corp.	28	1,502
Andeavor	88	10,062
Antero Resources Corp.[1]	36	684
Apache Corp.	48	2,026
Cabot Oil & Gas Corp.	20	572
Chesapeake Energy Corp.[1]	64	253
Cimarex Energy Co.	4	488
CNX Resources Corp.[1]	28	410
Concho Resources, Inc.[1]	4	601
CONSOL Energy, Inc.[1]	3	118
Continental Resources, Inc.[1,2]	8	424
Devon Energy Corp.	39	1,615
Diamondback Energy, Inc.[1]	8	1,010
Energen Corp.[1]	8	460
EQT Corp.	25	1,423
Helmerich & Payne, Inc.[2]	28	1,810

20     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
Hess Corp.	8	$380
HollyFrontier Corp.	92	4,712
Kinder Morgan, Inc.	544	9,830
Marathon Oil Corp.	44	745
Marathon Petroleum Corp.	316	20,850
Murphy Oil Corp.	28	869
Nabors Industries Ltd.	84	574
National Oilwell Varco, Inc.	20	720
Newfield Exploration Co.[1]	12	378
Noble Energy, Inc.	40	1,166
Oceaneering International, Inc.	44	930
ONEOK, Inc.	100	5,345
Parsley Energy, Inc., Class A1	16	471
PBF Energy, Inc., Class A	68	2,411
Phillips 66	252	25,490
QEP Resources, Inc.[1]	76	727
RSP Permian, Inc.[1]	8	325
SM Energy Co.[2]	36	795
Southwestern Energy Co.[1]	96	536
Targa Resources Corp.	40	1,937
Transocean Ltd.[1]	248	2,649
Valero Energy Corp.	280	25,735
Whiting Petroleum Corp.[1]	24	635
Williams Cos., Inc. (The)	240	7,318
World Fuel Services Corp.	40	1,126
Total Energy		140,112

Food & Staples Retailing—4.6%
Casey’s General Stores, Inc.[2]	24	2,686
Costco Wholesale Corp.	188	34,990
CVS Health Corp.	632	45,820
Kroger Co. (The)	568	15,592
Rite Aid Corp.[1]	548	1,079
Sprouts Farmers Market, Inc.[1]	60	1,461
Sysco Corp.	252	15,304
US Foods Holding Corp.[1]	76	2,427
Walgreens Boots Alliance, Inc.	480	34,858
Wal-Mart Stores, Inc.	900	88,875
Total Food & Staples Retailing		243,092

Food, Beverage & Tobacco—1.8%
Archer-Daniels-Midland Co.	324	12,986
Blue Buffalo Pet Products, Inc.[1,2]	12	393
Brown-Forman Corp., Class A	8	538
Brown-Forman Corp., Class B	32	2,197
Bunge Ltd.	88	5,903
Campbell Soup Co.	52	2,502
Conagra Brands, Inc.	64	2,411
Dr Pepper Snapple Group, Inc.	48	4,659
Flowers Foods, Inc.	80	1,545
	Shares	Value
Food, Beverage & Tobacco (Continued)
General Mills, Inc.	200	$11,858
Hain Celestial Group, Inc. (The)[1]	32	1,356
Hershey Co. (The)	28	3,178
Hormel Foods Corp.	80	2,911
Ingredion, Inc.	32	4,474
J.M. Smucker Co. (The)	32	3,976
Kellogg Co.	64	4,351
Lamb Weston Holdings, Inc.	40	2,258
McCormick & Co., Inc.	24	2,446
Molson Coors Brewing Co., Class B	60	4,924
Pilgrim’s Pride Corp.[1,2]	32	994
Pinnacle Foods, Inc.	28	1,665
Post Holdings, Inc.[1]	20	1,585
TreeHouse Foods, Inc.[1,2]	20	989
Tyson Foods, Inc., Class A	172	13,944
Total Food, Beverage & Tobacco		94,043

Health Care Equipment & Services—6.8%
ABIOMED, Inc.[1]	4	750
Acadia Healthcare Co., Inc.[1]	24	783
Aetna, Inc.	160	28,862
Align Technology, Inc.[1]	8	1,778
AmerisourceBergen Corp.	100	9,182
Anthem, Inc.	144	32,401
athenahealth, Inc.[1]	4	532
Baxter International, Inc.	240	15,514
Brookdale Senior Living, Inc.[1]	72	698
Cardinal Health, Inc.	196	12,009
Centene Corp.[1]	104	10,492
Cigna Corp.	112	22,746
Cooper Cos., Inc. (The)	8	1,743
DaVita, Inc.[1]	92	6,647
DENTSPLY SIRONA, Inc.	36	2,370
DexCom, Inc.[1]	4	230
Envision Healthcare Corp.[1]	24	829
Express Scripts Holding Co.[1]	376	28,065
HCA Healthcare, Inc.[1]	184	16,163
Henry Schein, Inc.[1]	48	3,354
Hill-Rom Holdings, Inc.	16	1,349
Hologic, Inc.[1]	56	2,394
Humana, Inc.	66	16,373
IDEXX Laboratories, Inc.[1]	8	1,251
Laboratory Corp. of America Holdings[1]	40	6,380
LifePoint Health, Inc.[1]	24	1,195
McKesson Corp.	132	20,585
MEDNAX, Inc.[1]	40	2,138
Patterson Cos., Inc.	32	1,156
Premier, Inc., Class A1	12	350

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Quest Diagnostics, Inc.	44	$4,334
ResMed, Inc.	28	2,371
STERIS PLC	16	1,400
Teleflex, Inc.	8	1,991
UnitedHealth Group, Inc.	388	85,538
Universal Health Services, Inc., Class B	44	4,987
Varian Medical Systems, Inc.[1]	20	2,223
Veeva Systems, Inc., Class A1	8	442
WellCare Health Plans, Inc.[1]	24	4,827
West Pharmaceutical Services, Inc.	8	789
Total Health Care Equipment & Services		357,221

Household & Personal Products—0.5%
Church & Dwight Co., Inc.	52	2,609
Clorox Co. (The)	28	4,165
Coty, Inc., Class A	28	557
Edgewell Personal Care Co.[1]	16	950
Energizer Holdings, Inc.	16	768
Herbalife Ltd.[1,2]	20	1,354
Kimberly-Clark Corp.	104	12,549
Nu Skin Enterprises, Inc., Class A	20	1,364
Spectrum Brands Holdings, Inc.[2]	8	899
Total Household & Personal Products		25,215

Insurance—5.6%
Aflac, Inc.	232	20,365
Alleghany Corp.[1]	5	2,981
Allstate Corp. (The)	200	20,942
American Financial Group, Inc.	36	3,907
American National Insurance Co.	4	513
Aon PLC	68	9,112
Arch Capital Group Ltd.[1]	40	3,631
Arthur J. Gallagher & Co.	52	3,291
Aspen Insurance Holdings Ltd.	32	1,299
Assurant, Inc.	28	2,824
Assured Guaranty Ltd.	48	1,626
Athene Holding Ltd., Class A1	12	621
Axis Capital Holdings Ltd.	36	1,809
Brighthouse Financial, Inc.[1]	52	3,049
Brown & Brown, Inc.	28	1,441
Chubb Ltd.	168	24,550
Cincinnati Financial Corp.	56	4,198
CNA Financial Corp.	12	637
Erie Indemnity Co., Class A	4	487
Everest Re Group Ltd.	20	4,425
First American Financial Corp.	60	3,362
FNF Group	120	4,709
Hanover Insurance Group, Inc. (The)	24	2,594
	Shares	Value
Insurance (Continued)
Hartford Financial Services Group, Inc. (The)	184	$10,356
Lincoln National Corp.	118	9,071
Loews Corp.	140	7,004
Markel Corp.[1]	3	3,417
Mercury General Corp.	12	641
MetLife, Inc.	556	28,111
Old Republic International Corp.	140	2,993
Principal Financial Group, Inc.	160	11,290
ProAssurance Corp.	12	686
Progressive Corp. (The)	272	15,319
Prudential Financial, Inc.	268	30,815
Reinsurance Group of America, Inc.	40	6,237
RenaissanceRe Holdings Ltd.	16	2,009
Torchmark Corp.	56	5,080
Travelers Cos., Inc. (The)	152	20,617
Unum Group	128	7,026
Validus Holdings Ltd.	36	1,689
W.R. Berkley Corp.	48	3,439
Willis Towers Watson PLC	24	3,617
XL Group Ltd.	108	3,797
Total Insurance		295,587

Materials—3.9%
Albemarle Corp.	28	3,581
Alcoa Corp.[1]	12	646
AptarGroup, Inc.	16	1,381
Ashland Global Holdings, Inc.	32	2,278
Avery Dennison Corp.	36	4,135
Axalta Coating Systems Ltd[1]	48	1,553
Ball Corp.	60	2,271
Bemis Co., Inc.	44	2,103
Berry Global Group, Inc.[1]	56	3,286
Cabot Corp.	28	1,725
Celanese Corp., Series A	52	5,568
CF Industries Holdings, Inc.	40	1,702
Chemours Co. (The)	52	2,603
Crown Holdings, Inc.[1]	72	4,050
Domtar Corp.	40	1,981
DowDuPont, Inc.	444	31,622
Eagle Materials, Inc.	12	1,360
Eastman Chemical Co.	76	7,041
FMC Corp.	24	2,272
Freeport-McMoRan, Inc.[1]	452	8,570
Graphic Packaging Holding Co.	172	2,657
Huntsman Corp.	124	4,128
International Flavors & Fragrances, Inc.	16	2,442
International Paper Co.	196	11,356

22     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
LyondellBasell Industries NV, Class A	204	$22,505
Martin Marietta Materials, Inc.	12	2,653
Mosaic Co. (The)	184	4,721
NewMarket Corp.	1	397
Newmont Mining Corp.	108	4,052
Nucor Corp.	136	8,647
Olin Corp.	72	2,562
Owens-Illinois, Inc.[1]	100	2,217
Packaging Corp. of America	32	3,858
Platform Specialty Products Corp.[1]	56	556
PPG Industries, Inc.	64	7,477
Reliance Steel & Aluminum Co.	40	3,432
Royal Gold, Inc.	4	328
RPM International, Inc.	44	2,306
Scotts Miracle-Gro Co., (The)	12	1,284
Sealed Air Corp.	88	4,338
Silgan Holdings, Inc.	36	1,058
Sonoco Products Co.	44	2,338
Southern Copper Corp.[2]	12	569
Steel Dynamics, Inc.	108	4,658
Tahoe Resources, Inc.	92	441
United States Steel Corp.	92	3,237
Valvoline, Inc.	68	1,704
Vulcan Materials Co.	20	2,567
Westlake Chemical Corp.	16	1,704
WestRock Co.	88	5,562
WR Grace & Co.	12	842
Total Materials		206,324

Media—4.0%
AMC Networks, Inc., Class A1	28	1,514
Cable One, Inc.	1	703
CBS Corp., Class B	116	6,844
Charter Communications, Inc., Class A1	58	19,486
Cinemark Holdings, Inc.[2]	44	1,532
Comcast Corp., Class A	1,620	64,881
Discovery Communications, Inc., Class A1,2	88	1,969
Discovery Communications, Inc., Class C1	120	2,540
DISH Network Corp., Class A1	80	3,820
Interpublic Group of Cos., Inc. (The)	148	2,984
John Wiley & Sons, Inc., Class A	16	1,052
Liberty Broadband Corp., Class A1	4	340
Liberty Broadband Corp., Class C1	12	1,022
Liberty Media Corp.-Liberty Formula One, Class A1	12	393
	Shares	Value
Media (Continued)
Liberty Media Corp.-Liberty Formula One, Class C1,2	16	$547
Liberty Media Corp.-Liberty SiriusXM, Class A1	20	793
Liberty Media Corp.-Liberty SiriusXM, Class C1	44	1,745
Lions Gate Entertainment Corp., Class A1	12	406
Lions Gate Entertainment Corp., Class B1	32	1,016
Live Nation Entertainment, Inc.[1]	48	2,043
News Corp., Class A	176	2,853
News Corp., Class B	56	930
Omnicom Group, Inc.	104	7,574
Regal Entertainment Group, Class A	56	1,289
Scripps Networks Interactive, Inc., Class A	40	3,415
Sirius XM Holdings, Inc.[2]	316	1,694
TEGNA, Inc.	136	1,915
Tribune Media Co., Class A	20	849
Twenty-First Century Fox, Inc., Class A	344	11,878
Twenty-First Century Fox, Inc., Class B	140	4,777
Viacom, Inc., Class B	192	5,915
Walt Disney Co. (The)	496	53,325
Total Media		212,044

Pharmaceuticals, Biotechnology & Life Sciences—3.4%
Akorn, Inc.[1]	20	645
Alkermes PLC[1,2]	4	219
Allergan PLC	152	24,864
Amgen, Inc.	252	43,823
Biogen, Inc.[1]	72	22,937
BioMarin Pharmaceutical, Inc.[1]	4	357
Bio-Rad Laboratories, Inc., Class A1	3	716
Bio-Techne Corp.	4	518
Bioverativ, Inc.[1]	28	1,510
Bruker Corp.	20	686
Charles River Laboratories International, Inc.[1]	12	1,313
Endo International PLC[1]	76	589
Exelixis, Inc.[1]	20	608
Gilead Sciences, Inc.	803	57,527
Incyte Corp.[1]	12	1,136
IQVIA Holdings, Inc.[1]	20	1,958
Mallinckrodt PLC[1]	64	1,444

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Mettler-Toledo International, Inc.[1]	4	$2,478
Mylan NV1	172	7,277
PerkinElmer, Inc.	24	1,755
Perrigo Co. PLC	4	349
QIAGEN NV1	28	866
United Therapeutics Corp.[1]	24	3,551
Waters Corp.[1]	12	2,318
Total Pharmaceuticals, Biotechnology & Life Sciences		179,444

Real Estate—2.0%
Alexandria Real Estate Equities, Inc.	8	1,045
American Campus Communities, Inc.	16	656
American Homes 4 Rent, Class A	24	524
Apartment Investment & Management Co., Class A	20	874
Apple Hospitality REIT, Inc.	52	1,020
Brandywine Realty Trust	24	436
Brixmor Property Group, Inc.	104	1,941
Camden Property Trust	20	1,841
CBRE Group, Inc., Class A1	112	4,851
Colony NorthStar, Inc., Class A	40	456
Columbia Property Trust, Inc.	28	643
CoreCivic, Inc.	52	1,170
CoreSite Realty Corp.	4	456
Corporate Office Properties Trust	16	467
CubeSmart	28	810
CyrusOne, Inc.	8	476
DCT Industrial Trust, Inc.	12	705
DDR Corp.	88	788
Douglas Emmett, Inc.	20	821
Duke Realty Corp.	52	1,415
Empire State Realty Trust, Inc., Class A	28	575
EPR Properties	12	785
Equity Commonwealth[1]	24	732
Equity LifeStyle Properties, Inc.	12	1,068
Equity Residential	180	11,479
Essex Property Trust, Inc.	8	1,931
Extra Space Storage, Inc.	24	2,099
Federal Realty Investment Trust	12	1,594
Forest City Realty Trust, Inc., Class A	16	386
Gaming and Leisure Properties, Inc.	40	1,480
GGP, Inc.	160	3,742
HCP, Inc.	120	3,130
Healthcare Trust of America, Inc., Class A	20	601
	Shares	Value
Real Estate (Continued)
Highwoods Properties, Inc.	16	$815
Hospitality Properties Trust	60	1,791
Host Hotels & Resorts, Inc.	276	5,479
Howard Hughes Corp. (The)[1]	4	525
Hudson Pacific Properties, Inc.	16	548
Iron Mountain, Inc.	48	1,811
JBG SMITH Properties	20	695
Jones Lang LaSalle, Inc.	20	2,979
Kilroy Realty Corp.	16	1,194
Kimco Realty Corp.	92	1,670
Lamar Advertising Co., Class A	20	1,485
Liberty Property Trust	36	1,548
Life Storage, Inc.	8	713
Macerich Co. (The)	32	2,102
Medical Properties Trust, Inc.	76	1,047
Mid-America Apartment Communities, Inc.	12	1,207
National Retail Properties, Inc.	28	1,208
Omega Healthcare Investors, Inc.[2]	64	1,763
Outfront Media, Inc.	44	1,021
Paramount Group, Inc.	20	317
Park Hotels & Resorts, Inc.	32	920
Piedmont Office Realty Trust, Inc., Class A	32	627
Rayonier, Inc.	32	1,012
Realogy Holdings Corp.	80	2,120
Realty Income Corp.	36	2,053
Regency Centers Corp.	12	830
Retail Properties of America, Inc., Class A	76	1,021
SBA Communications Corp.[1]	12	1,960
Senior Housing Properties Trust	56	1,072
SL Green Realty Corp.	20	2,019
Spirit Realty Capital, Inc.	112	961
STORE Capital Corp.	32	833
Sun Communities, Inc.	8	742
Tanger Factory Outlet Centers, Inc.[2]	36	954
Taubman Centers, Inc.	12	785
UDR, Inc.	32	1,233
Uniti Group, Inc.	28	498
VEREIT, Inc.	128	997
Vornado Realty Trust	36	2,814
Weingarten Realty Investors	32	1,052
WP Carey, Inc.	24	1,654
Total Real Estate		107,072

Retailing—4.4%
Advance Auto Parts, Inc.	28	2,791
AutoNation, Inc.[1]	40	2,053

24     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (Continued)
AutoZone, Inc.[1]	13	$9,248
Bed Bath & Beyond, Inc.[2]	88	1,935
Best Buy Co., Inc.	164	11,229
Burlington Stores, Inc.[1]	28	3,445
CarMax, Inc.[1]	56	3,591
Dick’s Sporting Goods, Inc.	52	1,495
Dollar General Corp.	132	12,277
Dollar Tree, Inc.[1]	112	12,019
Expedia, Inc.	28	3,354
Foot Locker, Inc.	72	3,375
GameStop Corp., Class A	64	1,149
Gap, Inc. (The)	148	5,041
Genuine Parts Co.	64	6,081
Kohl’s Corp.	108	5,857
L Brands, Inc.	132	7,949
Liberty Expedia Holdings, Inc., Class A1	32	1,419
Liberty Interactive Corp. QVC Group, Class A1	208	5,079
Liberty Ventures, Series A1	36	1,953
LKQ Corp.[1]	120	4,880
Lowe’s Cos., Inc.	372	34,574
Macy’s, Inc.	192	4,836
Michaels Cos., Inc. (The)[1]	72	1,742
Murphy USA, Inc.[1]	20	1,607
Nordstrom, Inc.	72	3,411
O’Reilly Automotive, Inc.[1]	26	6,254
Penske Automotive Group, Inc.	24	1,148
Pool Corp.	8	1,037
Ross Stores, Inc.	112	8,988
Sally Beauty Holdings, Inc.[1]	84	1,576
Signet Jewelers Ltd.[2]	44	2,488
Target Corp.	348	22,707
Tiffany & Co.	28	2,911
TJX Cos., Inc. (The)	236	18,045
Tractor Supply Co.	60	4,485
TripAdvisor, Inc.[1]	20	689
Ulta Beauty, Inc.[1]	8	1,789
Urban Outfitters, Inc.[1]	52	1,823
Williams-Sonoma, Inc.[2]	48	2,482
Total Retailing		228,812

Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc.[1,2]	36	370
Intel Corp.	2,036	93,982
KLA-Tencor Corp.	32	3,362
Marvell Technology Group Ltd.	16	344
Maxim Integrated Products, Inc.	40	2,091
Microsemi Corp.[1]	12	620
	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
ON Semiconductor Corp.[1]	136	$2,848
Qorvo, Inc.[1]	24	1,598
QUALCOMM, Inc.	520	33,290
Skyworks Solutions, Inc.	40	3,798
Teradyne, Inc.	28	1,172
Versum Materials, Inc.	36	1,363
Xilinx, Inc.	48	3,236
Total Semiconductors & Semiconductor Equipment		148,074

Software & Services—3.3%
Akamai Technologies, Inc.[1]	56	3,642
Alliance Data Systems Corp.	22	5,577
Amdocs Ltd.	40	2,619
ANSYS, Inc.[1]	12	1,771
Autodesk, Inc.[1]	8	839
Booz Allen Hamilton Holding Corp.	56	2,135
Broadridge Financial Solutions, Inc.	24	2,174
CA, Inc.	100	3,328
Cadence Design Systems, Inc.[1]	40	1,673
CDK Global, Inc.	20	1,426
Citrix Systems, Inc.[1]	44	3,872
Conduent, Inc.[1]	32	517
CoreLogic, Inc.[1]	32	1,479
CoStar Group, Inc.[1]	3	891
CSRA, Inc.	80	2,394
Dell Technologies, Inc., Class V1	36	2,926
DST Systems, Inc.	24	1,490
eBay, Inc.[1]	548	20,681
Euronet Worldwide, Inc.[1]	16	1,348
First Data Corp., Class A1	140	2,339
FleetCor Technologies, Inc.[1]	16	3,079
Fortinet, Inc.[1]	20	874
Gartner, Inc.[1]	12	1,478
Genpact Ltd.	44	1,397
Global Payments, Inc.	20	2,005
GoDaddy, Inc., Class A1	8	402
Guidewire Software, Inc.[1]	4	297
IAC/InterActiveCorp[1]	8	978
International Business Machines Corp.	428	65,664
Jack Henry & Associates, Inc.	12	1,403
Leidos Holdings, Inc.	44	2,841
LogMeIn, Inc.	4	458
Manhattan Associates, Inc.[1]	12	594
Nuance Communications, Inc.[1]	68	1,112
PTC, Inc.[1]	8	486

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Software & Services (Continued)
Red Hat, Inc.[1]	24	$2,882
Sabre Corp.	80	1,640
ServiceNow, Inc.[1]	8	1,043
Splunk, Inc.[1]	4	331
Square, Inc., Class A1,2	8	277
SS&C Technologies Holdings, Inc.	28	1,133
Symantec Corp.	28	786
Synopsys, Inc.[1]	24	2,046
Take-Two Interactive Software, Inc.[1]	12	1,317
Teradata Corp.[1]	56	2,154
Total System Services, Inc.	44	3,480
Twitter, Inc.[1]	52	1,249
Tyler Technologies, Inc.[1]	4	708
Ultimate Software Group, Inc. (The)[1]	3	655
Vantiv, Inc., Class A1,2	24	1,765
VeriSign, Inc.[1,2]	20	2,289
VMware Inc, Class A1	12	1,504
Western Union Co. (The)	180	3,422
Workday, Inc., Class A1	4	407
Total Software & Services		175,277

Technology Hardware & Equipment—8.7%
Apple, Inc.	1,654	279,906
Arista Networks, Inc.[1]	4	942
ARRIS International PLC[1]	68	1,747
Arrow Electronics, Inc.[1]	52	4,181
Avnet, Inc.	76	3,011
CDW Corp.	76	5,281
Cisco Systems, Inc.	1,800	68,940
Cognex Corp.	16	979
Coherent, Inc.[1]	2	565
CommScope Holding Co., Inc.[1]	68	2,572
Corning, Inc.	476	15,227
Dolby Laboratories, Inc., Class A	12	744
EchoStar Corp., Class A1	20	1,198
F5 Networks, Inc.[1]	20	2,624
FLIR Systems, Inc.	32	1,492
Hewlett Packard Enterprise Co.	1,036	14,877
HP, Inc.	996	20,926
IPG Photonics Corp.[1]	4	857
Jabil, Inc.	112	2,940
Juniper Networks, Inc.	140	3,990
Keysight Technologies, Inc.[1]	52	2,163
Motorola Solutions, Inc.	52	4,698
National Instruments Corp.	16	666
NCR Corp.[1]	72	2,447
NetApp, Inc.	96	5,311
Palo Alto Networks, Inc.[1]	8	1,160
	Shares	Value
Technology Hardware & Equipment (Continued)
Trimble, Inc.[1]	36	$1,463
Universal Display Corp.	4	691
Xerox Corp.	72	2,099
Zebra Technologies Corp., Class A1	8	830
Total Technology Hardware & Equipment		454,527

Telecommunication Services—4.8%
AT&T, Inc.	3,300	128,304
CenturyLink, Inc.	476	7,940
Sprint Corp.[1]	204	1,201
Telephone & Data Systems, Inc.	60	1,668
T-Mobile US, Inc.[1]	112	7,113
United States Cellular Corp.[1]	8	301
Verizon Communications, Inc.	2,004	106,072
Zayo Group Holdings, Inc.[1]	32	1,178
Total Telecommunication Services		253,777

Transportation—3.5%
Alaska Air Group, Inc.	60	4,410
AMERCO	3	1,134
American Airlines Group, Inc.	280	14,568
C.H. Robinson Worldwide, Inc.	68	6,058
Copa Holdings SA, Class A	16	2,145
Delta Air Lines, Inc.	420	23,520
Expeditors International of Washington, Inc.	56	3,623
FedEx Corp.	115	28,697
Genesee & Wyoming, Inc., Class A1	20	1,575
JB Hunt Transport Services, Inc.	36	4,139
JetBlue Airways Corp.[1]	208	4,647
Kansas City Southern	32	3,367
Kirby Corp.[1]	20	1,336
Landstar System, Inc.	16	1,666
Macquarie Infrastructure Corp.	20	1,284
Norfolk Southern Corp.	84	12,172
Old Dominion Freight Line, Inc.	16	2,105
Ryder System, Inc.	32	2,693
Southwest Airlines Co.	256	16,755
Spirit Airlines, Inc.[1,2]	36	1,615
United Continental Holdings, Inc.[1]	176	11,862
United Parcel Service, Inc., Class B	228	27,166
XPO Logistics, Inc.[1,2]	64	5,862
Total Transportation		182,399

Utilities—5.2%
AES Corp.	408	4,419
Alliant Energy Corp.	68	2,897
Ameren Corp.	112	6,607

26     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (Continued)
American Electric Power Co., Inc.	176	$12,948
American Water Works Co., Inc.	48	4,391
Aqua America, Inc.	40	1,569
Atmos Energy Corp.	32	2,748
Avangrid, Inc.	20	1,012
Calpine Corp.[1]	220	3,329
CenterPoint Energy, Inc.	220	6,239
CMS Energy Corp.	112	5,298
Consolidated Edison, Inc.	136	11,553
DTE Energy Co.	72	7,881
Duke Energy Corp.	256	21,532
Edison International	132	8,348
Entergy Corp.	80	6,511
Eversource Energy	120	7,582
Exelon Corp.	560	22,070
FirstEnergy Corp.	192	5,879
Great Plains Energy, Inc.	88	2,837
Hawaiian Electric Industries, Inc.	56	2,024
MDU Resources Group, Inc.	64	1,720
National Fuel Gas Co.	12	659
NextEra Energy, Inc.	144	22,491
NiSource, Inc.	116	2,978
NRG Energy, Inc.	172	4,899
OGE Energy Corp.	64	2,106
PG&E Corp.	212	9,504
Pinnacle West Capital Corp.	40	3,407
PPL Corp.	272	8,418
Public Service Enterprise Group, Inc.	216	11,124
SCANA Corp.	56	2,228
Sempra Energy	76	8,126
Southern Co. (The)	352	16,928
UGI Corp.	72	3,380
Vectren Corp.	32	2,081

	Shares	Value
Utilities (Continued)
Vistra Energy Corp.[1]	116	$2,125
WEC Energy Group, Inc.	116	7,706
Westar Energy, Inc.	52	2,746
Xcel Energy, Inc.	212	10,199
Total Utilities		270,499

Total Common Stocks (Cost $4,993,339)		5,252,279
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $7,080)	7,080	7,080
Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $21,890)	21,890	21,890
Total Investments—100.4% (Cost $5,022,309)		5,281,249
Liabilities in Excess of Other Assets—(0.4)%		(22,095)
Net Assets—100.0%		$5,259,154

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $46,680; total value of the collateral held by the Fund was $48,156. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,266 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Banks—6.5%
BB&T Corp.	256	$12,728
Citigroup, Inc.	595	44,274
Fifth Third Bancorp	200	6,068
First Republic Bank	44	3,812
JPMorgan Chase & Co.	1,037	110,897
M&T Bank Corp.	44	7,524
People’s United Financial, Inc.	116	2,169
PNC Financial Services Group, Inc. (The)	152	21,932
SunTrust Banks, Inc.	120	7,751
U.S. Bancorp	540	28,933
Wells Fargo & Co.	1,456	88,335
Total Banks		334,423

Capital Goods—8.6%
3M Co.	204	48,016
AMETEK, Inc.	68	4,928
Boeing Co. (The)	166	48,955
Caterpillar, Inc.	128	20,170
Deere & Co.	92	14,399
Eaton Corp. PLC	108	8,533
Emerson Electric Co.	188	13,102
General Dynamics Corp.	84	17,090
General Electric Co.	2,820	49,209
Harris Corp.	36	5,099
Honeywell International, Inc.	260	39,874
IDEX Corp.	24	3,167
Illinois Tool Works, Inc.	100	16,685
Ingersoll-Rand PLC	68	6,065
Johnson Controls International PLC	268	10,214
L3 Technologies, Inc.	24	4,748
Lockheed Martin Corp.	83	26,647
Northrop Grumman Corp.	52	15,959
PACCAR, Inc.	92	6,539
Raytheon Co.	92	17,282
Rockwell Automation, Inc.	33	6,480
Rockwell Collins, Inc.	52	7,052
Roper Technologies, Inc.	32	8,288
Snap-on, Inc.	16	2,789
Stanley Black & Decker, Inc.	47	7,975
Toro Co. (The)	36	2,348
United Technologies Corp.	252	32,148
Total Capital Goods		443,761

Commercial & Professional Services—0.8%
Cintas Corp.	28	4,363
Equifax, Inc.	40	4,717
IHS Markit Ltd.[1]	116	5,238
Nielsen Holdings PLC	108	3,931
Republic Services, Inc.	84	5,679
	Shares	Value
Commercial & Professional Services (Continued)
Verisk Analytics, Inc.[1]	48	$4,608
Waste Management, Inc.	156	13,463
Total Commercial & Professional Services		41,999

Consumer Durables & Apparel—0.7%
Newell Brands, Inc.	132	4,079
NIKE, Inc., Class B	404	25,270
VF Corp.	92	6,808
Total Consumer Durables & Apparel		36,157

Consumer Services—2.0%
Aramark	76	3,248
Carnival Corp.	104	6,903
Marriott International, Inc., Class A	88	11,944
McDonald’s Corp.	286	49,226
Starbucks Corp.	416	23,891
Yum! Brands, Inc.	92	7,508
Total Consumer Services		102,720

Diversified Financials—6.0%
American Express Co.	216	21,451
Annaly Capital Management, Inc.	344	4,090
Bank of New York Mellon Corp. (The)	296	15,943
Berkshire Hathaway, Inc., Class B1	704	139,547
BlackRock, Inc.	34	17,466
Capital One Financial Corp.	124	12,348
Cboe Global Markets, Inc.	36	4,485
CME Group, Inc.	104	15,189
Discover Financial Services	108	8,307
Goldman Sachs Group, Inc. (The)	96	24,457
Intercontinental Exchange, Inc.	180	12,701
Northern Trust Corp.	60	5,993
S&P Global, Inc.	65	11,011
Starwood Property Trust, Inc.	88	1,879
State Street Corp.	92	8,980
T. Rowe Price Group, Inc.	76	7,975
Total Diversified Financials		311,822

Energy—4.4%
Chevron Corp.	540	67,603
Exxon Mobil Corp.	1,435	120,023
Occidental Petroleum Corp.	200	14,732
Schlumberger Ltd.	336	22,643
Total Energy		225,001

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	148	27,546
CVS Health Corp.	336	24,360
Kroger Co. (The)	240	6,588

28     OPPENHEIMER ETF TRUST

	Shares	Value
Food & Staples Retailing (Continued)
Sysco Corp.	168	$10,203
Walgreens Boots Alliance, Inc.	236	17,138
Wal-Mart Stores, Inc.	504	49,770
Total Food & Staples Retailing		135,605

Food, Beverage & Tobacco—6.2%
Altria Group, Inc.	672	47,988
Archer-Daniels-Midland Co.	140	5,611
Brown-Forman Corp., Class B	56	3,846
Campbell Soup Co.	60	2,887
Coca-Cola Co. (The)	1,372	62,947
Conagra Brands, Inc.	132	4,972
Dr Pepper Snapple Group, Inc.	64	6,212
General Mills, Inc.	208	12,332
Hershey Co. (The)	48	5,449
Hormel Foods Corp.	84	3,057
J.M. Smucker Co. (The)	40	4,970
Kellogg Co.	88	5,982
Kraft Heinz Co. (The)	148	11,509
McCormick & Co., Inc.	40	4,076
Mondelez International, Inc., Class A	468	20,030
PepsiCo, Inc.	524	62,838
Philip Morris International, Inc.	516	54,515
Total Food, Beverage & Tobacco		319,221

Health Care Equipment & Services—6.1%
Abbott Laboratories	520	29,676
Aetna, Inc.	85	15,333
AmerisourceBergen Corp.	48	4,407
Anthem, Inc.	68	15,301
Baxter International, Inc.	164	10,601
Becton Dickinson and Co.	87	18,550
Boston Scientific Corp.[1]	332	8,230
Cardinal Health, Inc.	92	5,637
Cerner Corp.[1]	76	5,122
Cigna Corp.	64	12,998
Danaher Corp.	212	19,678
DaVita, Inc.[1]	48	3,468
DENTSPLY SIRONA, Inc.	72	4,740
Express Scripts Holding Co.[1]	176	13,137
Henry Schein, Inc.[1]	56	3,913
Laboratory Corp. of America Holdings[1]	32	5,104
McKesson Corp.	49	7,642
Medtronic PLC	450	36,338
Quest Diagnostics, Inc.	44	4,334
Stryker Corp.	116	17,961
Teleflex, Inc.	16	3,981
UnitedHealth Group, Inc.	277	61,067
	Shares	Value
Health Care Equipment & Services (Continued)
Zimmer Biomet Holdings, Inc.	60	$7,240
Total Health Care Equipment & Services		314,458

Household & Personal Products—2.8%
Church & Dwight Co., Inc.	88	4,415
Clorox Co. (The)	48	7,139
Colgate-Palmolive Co.	308	23,239
Estee Lauder Cos., Inc., (The), Class A	68	8,652
Kimberly-Clark Corp.	124	14,962
Procter & Gamble Co. (The)	929	85,357
Total Household & Personal Products		143,764

Insurance—3.8%
Aflac, Inc.	132	11,587
Alleghany Corp.[1]	4	2,384
Allstate Corp. (The)	124	12,984
American Financial Group, Inc.	24	2,605
American International Group, Inc.	272	16,206
Aon PLC	88	11,792
Arch Capital Group Ltd.[1]	40	3,631
Arthur J. Gallagher & Co.	64	4,050
Axis Capital Holdings Ltd.	28	1,407
Chubb Ltd.	168	24,550
Cincinnati Financial Corp.	56	4,198
Everest Re Group Ltd.	16	3,540
FNF Group	76	2,982
Hartford Financial Services Group, Inc. (The)	112	6,303
Loews Corp.	100	5,003
Markel Corp.[1]	4	4,557
Marsh & McLennan Cos., Inc.	184	14,976
Principal Financial Group, Inc.	72	5,080
Progressive Corp. (The)	204	11,489
Prudential Financial, Inc.	98	11,268
Reinsurance Group of America, Inc.	20	3,119
RenaissanceRe Holdings Ltd.	16	2,010
Torchmark Corp.	40	3,628
Travelers Cos., Inc. (The)	96	13,022
W.R. Berkley Corp.	32	2,293
Willis Towers Watson PLC	40	6,028
XL Group Ltd.	84	2,953
Total Insurance		193,645

Materials—2.5%
Air Products & Chemicals, Inc.	64	10,501
AptarGroup, Inc.	20	1,726
Ball Corp.	108	4,088

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Materials (Continued)
Crown Holdings, Inc.[1]	40	$2,250
DowDuPont, Inc.	556	39,598
Ecolab, Inc.	88	11,808
International Flavors & Fragrances, Inc.	24	3,663
International Paper Co.	104	6,026
Monsanto Co.	135	15,765
PPG Industries, Inc.	76	8,878
Praxair, Inc.	92	14,230
Sherwin-Williams Co. (The)	24	9,841
Total Materials		128,374

Media—3.0%
Comcast Corp., Class A	1,487	59,554
Omnicom Group, Inc.	73	5,317
Time Warner, Inc.	207	18,934
Twenty-First Century Fox, Inc., Class A	300	10,359
Twenty-First Century Fox, Inc., Class B	132	4,504
Walt Disney Co. (The)	501	53,863
Total Media		152,531

Pharmaceuticals, Biotechnology & Life Sciences—8.0%
AbbVie, Inc.	340	32,881
Agilent Technologies, Inc.	88	5,893
Amgen, Inc.	173	30,085
Bristol-Myers Squibb Co.	368	22,551
Eli Lilly & Co.	292	24,662
Johnson & Johnson	965	134,830
Merck & Co., Inc.	876	49,293
Mettler-Toledo International, Inc.[1]	8	4,956
Pfizer, Inc.	1,976	71,571
Thermo Fisher Scientific, Inc.	125	23,735
Waters Corp.[1]	24	4,637
Zoetis, Inc.	132	9,509
Total Pharmaceuticals, Biotechnology & Life Sciences		414,603

Real Estate—3.3%
Alexandria Real Estate Equities, Inc.	28	3,656
American Tower Corp.	133	18,975
AvalonBay Communities, Inc.	44	7,850
Boston Properties, Inc.	52	6,762
Crown Castle International Corp.	116	12,877
Digital Realty Trust, Inc.	44	5,012
Duke Realty Corp.	104	2,830
Equinix, Inc.	20	9,064
Equity LifeStyle Properties, Inc.	28	2,493
	Shares	Value
Real Estate (Continued)
Equity Residential	116	$7,397
Essex Property Trust, Inc.	20	4,827
Federal Realty Investment Trust	24	3,187
JBG SMITH Properties	28	972
Mid-America Apartment Communities, Inc.	36	3,620
Prologis, Inc.	160	10,322
Public Storage	48	10,032
Realty Income Corp.	80	4,562
Regency Centers Corp.	48	3,321
SBA Communications Corp.[1]	36	5,881
Simon Property Group, Inc.	97	16,659
SL Green Realty Corp.	28	2,826
UDR, Inc.	84	3,236
Ventas, Inc.	104	6,241
Vornado Realty Trust	56	4,378
Welltower, Inc.	108	6,887
Weyerhaeuser Co.	192	6,770
Total Real Estate		170,637

Retailing—2.9%
AutoZone, Inc.[1]	9	6,402
Genuine Parts Co.	48	4,561
Home Depot, Inc. (The)	396	75,054
Lowe’s Cos., Inc.	248	23,049
O’Reilly Automotive, Inc.[1]	24	5,773
Ross Stores, Inc.	108	8,667
Target Corp.	160	10,440
TJX Cos., Inc. (The)	216	16,515
Total Retailing		150,461

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc.	104	9,259
Intel Corp.	1,336	61,670
QUALCOMM, Inc.	368	23,559
Texas Instruments, Inc.	281	29,348
Total Semiconductors & Semiconductor Equipment		123,836

Software & Services—12.6%
Accenture PLC, Class A	188	28,781
Adobe Systems, Inc.[1]	124	21,730
Alphabet, Inc., Class A1	77	81,112
Alphabet, Inc., Class C1	79	82,666
Amdocs Ltd.	52	3,405
ANSYS, Inc.[1]	24	3,542
Automatic Data Processing, Inc.	156	18,282
Broadridge Financial Solutions, Inc.	40	3,623
CA, Inc.	100	3,328

30     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (Continued)
Fidelity National Information Services, Inc.	108	$10,162
Fiserv, Inc.[1]	72	9,441
Gartner, Inc.[1]	24	2,956
International Business Machines Corp.	273	41,884
Intuit, Inc.	68	10,729
Jack Henry & Associates, Inc.	28	3,275
Mastercard, Inc., Class A	292	44,197
Microsoft Corp.	1,973	168,770
Oracle Corp.	852	40,282
Paychex, Inc.	112	7,625
Synopsys, Inc.[1]	48	4,091
Visa, Inc., Class A	552	62,939
Total Software & Services		652,820

Technology Hardware & Equipment—5.3%
Amphenol Corp., Class A	96	8,429
Apple, Inc.	1,244	210,522
Cisco Systems, Inc.	1,266	48,488
Motorola Solutions, Inc.	48	4,336
Total Technology Hardware & Equipment		271,775

Telecommunication Services—3.0%
AT&T, Inc.	2,152	83,670
Verizon Communications, Inc.	1,392	73,678
Total Telecommunication Services		157,348

Transportation—1.7%
Expeditors International of Washington, Inc.	52	3,364
FedEx Corp.	68	16,969
Norfolk Southern Corp.	68	9,853
Union Pacific Corp.	236	31,648
United Parcel Service, Inc., Class B	236	28,119
Total Transportation		89,953

Utilities—4.5%
Alliant Energy Corp.	80	3,409
Ameren Corp.	84	4,955
American Electric Power Co., Inc.	168	12,360
American Water Works Co., Inc.	64	5,855
Aqua America, Inc.	60	2,354
Atmos Energy Corp.	36	3,092
CenterPoint Energy, Inc.	136	3,857
	Shares	Value
Utilities (Continued)
CMS Energy Corp.	96	$4,541
Consolidated Edison, Inc.	108	9,175
Dominion Energy, Inc.	216	17,509
DTE Energy Co.	64	7,006
Duke Energy Corp.	244	20,523
Edison International	108	6,830
Entergy Corp.	46	3,744
Eversource Energy	108	6,824
Exelon Corp.	264	10,404
FirstEnergy Corp.	132	4,042
Great Plains Energy, Inc.	72	2,321
NextEra Energy, Inc.	160	24,990
NiSource, Inc.	104	2,670
PG&E Corp.	176	7,890
Pinnacle West Capital Corp.	36	3,067
PPL Corp.	232	7,180
Public Service Enterprise Group, Inc.	168	8,652
SCANA Corp.	44	1,750
Sempra Energy	84	8,981
Southern Co. (The)	360	17,312
UGI Corp.	56	2,629
WEC Energy Group, Inc.	108	7,174
Westar Energy, Inc.	48	2,534
Xcel Energy, Inc.	180	8,660
Total Utilities		232,290

Total Common Stocks (Cost $4,985,824)		5,147,204
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[2] (Cost $6,344)	6,344	6,344
Total Investments—99.8% (Cost $4,992,168)		5,153,548
Other Assets in Excess of Liabilities—0.2%		8,580
Net Assets—100.0%		$5,162,128

PLC – Public Limited Company

1. Non-income producing security.

2. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

31     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.5%
Adient PLC	128	$10,074
BorgWarner, Inc.	236	12,057
Gentex Corp.	408	8,548
Goodyear Tire & Rubber Co. (The)	300	9,693
Harley-Davidson, Inc.	192	9,769
Lear Corp.	70	12,366
Thor Industries, Inc.	73	11,002
Visteon Corp.[1]	52	6,507
Total Automobiles & Components		80,016

Banks—4.2%
Associated Banc-Corp.	248	6,299
Bank of Hawaii Corp.	72	6,170
Bank of the Ozarks	164	7,946
BankUnited, Inc.	172	7,004
BOK Financial Corp.	36	3,323
CIT Group, Inc.	268	13,194
Comerica, Inc.	160	13,890
Commerce Bancshares, Inc.	134	7,483
Cullen/Frost Bankers, Inc.	79	7,477
East West Bancorp, Inc.	172	10,463
F.N.B. Corp.	504	6,965
First Hawaiian, Inc.	84	2,451
First Horizon National Corp.	372	7,436
Huntington Bancshares, Inc.	896	13,046
New York Community Bancorp, Inc.	644	8,385
PacWest Bancorp	172	8,669
People’s United Financial, Inc.	484	9,051
Popular, Inc.	164	5,820
Prosperity Bancshares, Inc.	104	7,287
Signature Bank[1]	64	8,785
SVB Financial Group[1]	58	13,559
Synovus Financial Corp.	180	8,629
TCF Financial Corp.	280	5,740
TFS Financial Corp.	80	1,195
Webster Financial Corp.[2]	140	7,862
Western Alliance Bancorp[1]	146	8,267
Zions Bancorporation	235	11,945
Total Banks		218,341

Capital Goods—11.5%
A.O. Smith Corp.	172	10,540
Acuity Brands, Inc.	56	9,856
AECOM[1]	232	8,619
AGCO Corp.	100	7,143
Air Lease Corp.	156	7,502
Allegion PLC	120	9,547
Allison Transmission Holdings, Inc.	188	8,097
Arconic, Inc.	356	9,701
	Shares	Value
Capital Goods (Continued)
Armstrong World Industries, Inc.[1]	80	$4,844
BWX Technologies, Inc.	140	8,469
Carlisle Cos., Inc.	84	9,547
Colfax Corp.[1,2]	132	5,230
Crane Co.	76	6,781
Donaldson Co., Inc.	180	8,811
Dover Corp.	133	13,432
Fastenal Co.	256	14,001
Flowserve Corp.	176	7,415
Fluor Corp.	188	9,710
Fortune Brands Home & Security, Inc.	164	11,224
Gardner Denver Holdings, Inc.[1]	64	2,172
Graco, Inc.	228	10,310
Harris Corp.	100	14,165
HD Supply Holdings, Inc.[1]	240	9,607
HEICO Corp.	36	3,397
HEICO Corp., Class A	68	5,375
Hexcel Corp.	136	8,412
Hubbell, Inc.	72	9,745
Huntington Ingalls Industries, Inc.	52	12,256
IDEX Corp.	88	11,613
ITT, Inc.	148	7,899
Jacobs Engineering Group, Inc.	160	10,554
L3 Technologies, Inc.	64	12,662
Lennox International, Inc.	48	9,996
Lincoln Electric Holdings, Inc.	80	7,326
Masco Corp.	296	13,006
Middleby Corp. (The)[1]	69	9,312
MSC Industrial Direct Co., Inc., Class A	72	6,960
Nordson Corp.	76	11,126
Orbital ATK, Inc.	80	10,520
Oshkosh Corp.	110	9,998
Owens Corning	144	13,239
Pentair PLC	152	10,734
Quanta Services, Inc.[1]	228	8,917
Regal Beloit Corp.	72	5,515
Sensata Technologies Holding NV1	220	11,244
Snap-on, Inc.	63	10,981
Spirit AeroSystems Holdings, Inc., Class A	160	13,960
Teledyne Technologies, Inc.[1]	52	9,420
Terex Corp.	152	7,329
Textron, Inc.	236	13,355
Timken Co. (The)	112	5,505
Toro Co. (The)	132	8,610
TransDigm Group, Inc.	40	10,985
Trinity Industries, Inc.	232	8,691

32     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
United Rentals, Inc.[1]	94	$16,160
Univar, Inc.[1]	164	5,077
USG Corp.[1]	140	5,398
Valmont Industries, Inc.	36	5,971
W.W. Grainger, Inc.	53	12,521
WABCO Holdings, Inc.[1]	68	9,758
Wabtec Corp.[2]	104	8,469
Watsco, Inc.	48	8,162
Welbilt, Inc.[1,2]	224	5,266
WESCO International, Inc.[1]	84	5,725
Xylem, Inc.	196	13,367
Total Capital Goods		601,239

Commercial & Professional Services—2.1%
Cintas Corp.	72	11,220
Clean Harbors, Inc.[1]	88	4,769
Copart, Inc.[1]	252	10,884
Dun & Bradstreet Corp. (The)	60	7,104
KAR Auction Services, Inc.	188	9,496
ManpowerGroup, Inc.	88	11,098
Nielsen Holdings PLC	292	10,629
Pitney Bowes, Inc.	324	3,622
Robert Half International, Inc.	172	9,553
Rollins, Inc.	104	4,839
Stericycle, Inc.[1]	108	7,343
TransUnion[1]	152	8,354
Verisk Analytics, Inc.[1]	130	12,480
Total Commercial & Professional Services		111,391

Consumer Durables & Apparel—4.4%
Brunswick Corp.	136	7,510
CalAtlantic Group, Inc.	112	6,316
Carter’s, Inc.	76	8,929
D.R. Horton, Inc.	308	15,730
Garmin Ltd.	128	7,625
Hanesbrands, Inc.	452	9,451
Hasbro, Inc.	96	8,725
Leggett & Platt, Inc.	172	8,210
Lennar Corp., Class A	189	11,952
Lululemon Athletica, Inc.[1]	132	10,374
Mattel, Inc.	416	6,398
Michael Kors Holdings Ltd.[1]	224	14,101
NVR, Inc.[1]	4	14,033
Polaris Industries, Inc.[2]	84	10,415
PulteGroup, Inc.	372	12,369
PVH Corp.	92	12,623
Ralph Lauren Corp.	88	9,125
Skechers U.S.A., Inc., Class A1	216	8,173
Tapestry, Inc.	244	10,792
Tempur Sealy International, Inc.[1]	79	4,953
	Shares	Value
Consumer Durables & Apparel (Continued)
Toll Brothers, Inc.	208	$9,988
Tupperware Brands Corp.	84	5,267
Under Armour, Inc., Class A1,2	304	4,387
Under Armour, Inc., Class C1,2	300	3,996
Whirlpool Corp.	60	10,118
Total Consumer Durables & Apparel		231,560

Consumer Services—3.1%
Aramark	268	11,454
Bright Horizons Family Solutions, Inc.[1]	76	7,144
Chipotle Mexican Grill, Inc.[1]	21	6,070
Choice Hotels International, Inc.	56	4,346
Darden Restaurants, Inc.	120	11,522
Domino’s Pizza, Inc.	48	9,070
Dunkin’ Brands Group, Inc.	132	8,510
Extended Stay America, Inc.	272	5,168
Graham Holdings Co., Class B	8	4,467
H&R Block, Inc.	296	7,761
Hilton Grand Vacations, Inc.[1]	96	4,027
Hyatt Hotels Corp., Class A1	60	4,412
International Game Technology PLC	176	4,666
Norwegian Cruise Line Holdings Ltd.[1]	152	8,094
Service Corp. International	252	9,405
ServiceMaster Global Holdings, Inc.[1]	200	10,254
Six Flags Entertainment Corp.	104	6,923
Vail Resorts, Inc.	44	9,349
Wendy’s Co. (The)	296	4,860
Wyndham Worldwide Corp.	104	12,051
Wynn Resorts Ltd.	68	11,464
Total Consumer Services		161,017

Diversified Financials—5.5%
Affiliated Managers Group, Inc.	64	13,136
AGNC Investment Corp.	444	8,964
Ally Financial, Inc.	532	15,513
Annaly Capital Management, Inc.	920	10,939
BGC Partners, Inc., Class A	392	5,923
Cboe Global Markets, Inc.	116	14,453
Chimera Investment Corp.	308	5,692
Credit Acceptance Corp.[1]	17	5,499
E*TRADE Financial Corp.[1]	296	14,673
Eaton Vance Corp.	160	9,022
FactSet Research Systems, Inc.[2]	52	10,024
Federated Investors, Inc., Class B	164	5,917
Interactive Brokers Group, Inc., Class A	116	6,868

33     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Diversified Financials (Continued)
Invesco Ltd.	348	$12,716
Lazard Ltd., Class A	172	9,030
Legg Mason, Inc.	144	6,045
Leucadia National Corp.	368	9,748
LPL Financial Holdings, Inc.	141	8,057
MarketAxess Holdings, Inc.	46	9,281
MFA Financial, Inc.	660	5,227
Morningstar, Inc.	32	3,103
MSCI, Inc.	95	12,021
Nasdaq, Inc.	112	8,605
Navient Corp.	448	5,967
New Residential Investment Corp.	456	8,153
OneMain Holdings, Inc.[1]	92	2,391
Raymond James Financial, Inc.	132	11,788
Santander Consumer USA Holdings, Inc.	236	4,394
SEI Investments Co.	160	11,498
SLM Corp.[1]	664	7,503
Starwood Property Trust, Inc.	360	7,686
Two Harbors Investment Corp.	269	4,374
Voya Financial, Inc.	252	12,467
Total Diversified Financials		286,677

Energy—6.0%
Andeavor	124	14,178
Antero Resources Corp.[1]	308	5,852
Cabot Oil & Gas Corp.	472	13,499
Centennial Resource Development, Inc., Class A1	188	3,722
Cheniere Energy, Inc.[1]	192	10,337
Chesapeake Energy Corp.[1]	1,384	5,481
Cimarex Energy Co.	96	11,713
CNX Resources Corp.[1]	380	5,559
CONSOL Energy, Inc.[1]	47	1,857
Continental Resources, Inc.[1,2]	72	3,814
Diamondback Energy, Inc.[1]	108	13,635
Energen Corp.[1]	140	8,060
EQT Corp.	285	16,222
Extraction Oil & Gas, Inc.[1,2]	212	3,034
Gulfport Energy Corp.[1]	280	3,573
Helmerich & Payne, Inc.[2]	148	9,567
HollyFrontier Corp.	276	14,137
Kosmos Energy Ltd.[1]	340	2,329
Laredo Petroleum, Inc.[1]	280	2,971
Marathon Oil Corp.	828	14,018
Murphy Oil Corp.	256	7,949
Nabors Industries Ltd.	488	3,333
National Oilwell Varco, Inc.	340	12,247
Newfield Exploration Co.[1]	256	8,072
Noble Energy, Inc.	432	12,588
	Shares	Value
Energy (Continued)
Oceaneering International, Inc.	176	$3,721
ONEOK, Inc.	212	11,331
Parsley Energy, Inc., Class A1	292	8,596
Patterson-UTI Energy, Inc.	320	7,363
PBF Energy, Inc., Class A	196	6,948
QEP Resources, Inc.[1]	395	3,780
Range Resources Corp.	324	5,527
RPC, Inc.[2]	92	2,349
RSP Permian, Inc.[1]	188	7,648
SM Energy Co.[2]	204	4,504
Southwestern Energy Co.[1]	860	4,799
Targa Resources Corp.	204	9,878
Transocean Ltd.[1]	644	6,878
Weatherford International PLC[1]	1,336	5,571
Whiting Petroleum Corp.[1]	158	4,184
World Fuel Services Corp.	120	3,377
WPX Energy, Inc.[1]	620	8,723
Total Energy		312,924

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.[2]	60	6,717
Rite Aid Corp.[1]	1,728	3,404
Sprouts Farmers Market, Inc.[1]	224	5,454
US Foods Holding Corp.[1]	176	5,620
Wal-Mart Stores, Inc.	8	790
Total Food & Staples Retailing		21,985

Food, Beverage & Tobacco—1.6%
Blue Buffalo Pet Products, Inc.[1,2]	144	4,722
Brown-Forman Corp., Class A	32	2,152
Bunge Ltd.	136	9,123
Flowers Foods, Inc.	284	5,484
Hain Celestial Group, Inc. (The)[1]	168	7,121
Ingredion, Inc.	84	11,743
Lamb Weston Holdings, Inc.	192	10,838
McCormick & Co., Inc.	104	10,599
Pilgrim’s Pride Corp.[1,2]	76	2,360
Pinnacle Foods, Inc.	148	8,802
Post Holdings, Inc.[1]	96	7,606
TreeHouse Foods, Inc.[1]	84	4,155
Total Food, Beverage & Tobacco		84,705

Health Care Equipment & Services—4.0%
ABIOMED, Inc.[1]	56	10,495
Acadia Healthcare Co., Inc.[1]	128	4,177
Align Technology, Inc.[1]	75	16,664
athenahealth, Inc.[1]	56	7,450
Brookdale Senior Living, Inc.[1]	324	3,143
Centene Corp.[1]	152	15,334
Cooper Cos., Inc. (The)	48	10,458
DaVita, Inc.[1]	136	9,826

34     OPPENHEIMER ETF TRUST

	Shares	Value
Health Care Equipment & Services (Continued)
DexCom, Inc.[1]	120	$6,887
Envision Healthcare Corp.[1]	156	5,391
Hill-Rom Holdings, Inc.	96	8,092
Hologic, Inc.[1]	252	10,773
LifePoint Health, Inc.[1]	64	3,187
MEDNAX, Inc.[1]	136	7,268
Patterson Cos., Inc.	128	4,625
Premier, Inc., Class A1	92	2,685
ResMed, Inc.	144	12,195
STERIS PLC	112	9,797
Teleflex, Inc.	49	12,192
Universal Health Services, Inc., Class B	88	9,975
Varian Medical Systems, Inc.[1]	104	11,559
Veeva Systems, Inc., Class A1	140	7,739
WellCare Health Plans, Inc.[1]	54	10,860
West Pharmaceutical Services, Inc.	92	9,078
Total Health Care Equipment & Services		209,850

Household & Personal Products—0.9%
Church & Dwight Co., Inc.	216	10,837
Coty, Inc., Class A	376	7,479
Edgewell Personal Care Co.[1]	92	5,464
Energizer Holdings, Inc.	104	4,990
Herbalife Ltd.[1,2]	92	6,230
Nu Skin Enterprises, Inc., Class A	88	6,004
Spectrum Brands Holdings, Inc.[2]	28	3,147
Total Household & Personal Products		44,151

Insurance—4.4%
Alleghany Corp.[1]	16	9,538
American Financial Group, Inc.	80	8,683
American National Insurance Co.	12	1,539
Arch Capital Group Ltd.[1]	96	8,714
Arthur J. Gallagher & Co.	184	11,644
Aspen Insurance Holdings Ltd.	100	4,060
Assurant, Inc.	80	8,067
Assured Guaranty Ltd.	180	6,097
Athene Holding Ltd., Class A1	64	3,309
Axis Capital Holdings Ltd.	120	6,031
Brown & Brown, Inc.	160	8,234
Cincinnati Financial Corp.	144	10,796
CNA Financial Corp.	24	1,273
Erie Indemnity Co., Class A	36	4,386
Everest Re Group Ltd.	40	8,850
First American Financial Corp.	160	8,966
FNF Group	248	9,732
Hanover Insurance Group, Inc. (The)	68	7,350
	Shares	Value
Insurance (Continued)
Markel Corp.[1]	11	$12,530
Mercury General Corp.	48	2,565
Old Republic International Corp.	356	7,611
ProAssurance Corp.	88	5,029
Reinsurance Group of America, Inc.	76	11,851
RenaissanceRe Holdings Ltd.	56	7,033
Torchmark Corp.	130	11,792
Unum Group	236	12,954
Validus Holdings Ltd.	120	5,630
W.R. Berkley Corp.	112	8,025
White Mountains Insurance Group Ltd.	7	5,959
XL Group Ltd.	244	8,579
Total Insurance		226,827

Materials—6.9%
Albemarle Corp.	96	12,278
Alcoa Corp.[1]	256	13,791
AptarGroup, Inc.	88	7,593
Ardagh Group SA	36	760
Ashland Global Holdings, Inc.	96	6,835
Avery Dennison Corp.	108	12,405
Axalta Coating Systems Ltd[1]	264	8,543
Bemis Co., Inc.	144	6,882
Berry Global Group, Inc.[1]	160	9,387
Cabot Corp.	104	6,405
Celanese Corp., Class A, Series A	128	13,706
CF Industries Holdings, Inc.	316	13,443
Chemours Co. (The)	232	11,614
Crown Holdings, Inc.[1]	160	9,000
Domtar Corp.	112	5,546
Eagle Materials, Inc.	72	8,158
Eastman Chemical Co.	136	12,599
FMC Corp.	140	13,252
Graphic Packaging Holding Co.	488	7,540
Huntsman Corp.	284	9,454
International Flavors & Fragrances, Inc.	76	11,598
Mosaic Co. (The)	424	10,880
NewMarket Corp.	10	3,974
Olin Corp.	248	8,824
Owens-Illinois, Inc.[1]	264	5,853
Packaging Corp. of America	100	12,055
Platform Specialty Products Corp.[1]	364	3,611
Reliance Steel & Aluminum Co.	104	8,922
Royal Gold, Inc.	99	8,130
RPM International, Inc.	164	8,597
Scotts Miracle-Gro Co., (The)	64	6,847
Sealed Air Corp.	224	11,043

35     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Materials (Continued)
Silgan Holdings, Inc.	124	$3,644
Sonoco Products Co.	144	7,652
Southern Copper Corp.[2]	32	1,518
Steel Dynamics, Inc.	276	11,904
Tahoe Resources, Inc.	410	1,964
United States Steel Corp.	284	9,994
Valvoline, Inc.	312	7,819
Westlake Chemical Corp.	44	4,687
WestRock Co.	204	12,895
WR Grace & Co.	100	7,013
Total Materials		358,615

Media—2.4%
AMC Networks, Inc., Class A1	92	4,975
Cable One, Inc.[2]	7	4,923
Cinemark Holdings, Inc.[2]	164	5,711
Discovery Communications, Inc., Class A1,2	132	2,954
Discovery Communications, Inc., Class C1	240	5,081
Interpublic Group of Cos., Inc. (The)	416	8,387
John Wiley & Sons, Inc., Class A	80	5,260
Liberty Broadband Corp., Class A1	20	1,701
Liberty Broadband Corp., Class C1	76	6,472
Liberty Media Corp.-Liberty Formula One, Class A1	32	1,047
Liberty Media Corp.-Liberty Formula One, Class C1,2	136	4,646
Liberty Media Corp.-Liberty SiriusXM, Class A1	70	2,776
Liberty Media Corp.-Liberty SiriusXM, Class C1	148	5,870
Lions Gate Entertainment Corp., Class A1	92	3,111
Lions Gate Entertainment Corp., Class B1	168	5,332
Live Nation Entertainment, Inc.[1]	172	7,322
Madison Square Garden Co. (The), Class A1	28	5,904
News Corp., Class A	464	7,521
News Corp., Class B	148	2,457
Regal Entertainment Group, Class A	196	4,510
Scripps Networks Interactive, Inc., Class A	116	9,904
TEGNA, Inc.	360	5,069
Tribune Media Co., Class A	120	5,096
Viacom, Inc., Class A2	8	279
Viacom, Inc., Class B	280	8,627
Total Media		124,935
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.3%
ACADIA Pharmaceuticals, Inc.[1]	164	$4,938
Agios Pharmaceuticals, Inc.[1]	76	4,345
Akorn, Inc.[1]	140	4,512
Alkermes PLC[1,2]	172	9,414
Alnylam Pharmaceuticals, Inc.[1,2]	104	13,213
Bio-Rad Laboratories, Inc., Class A1	30	7,160
Bio-Techne Corp.	57	7,384
Bioverativ, Inc.[1]	152	8,196
Bruker Corp.	164	5,629
Charles River Laboratories International, Inc.[1]	72	7,880
Endo International PLC[1]	380	2,945
Exelixis, Inc.[1]	416	12,646
Intercept Pharmaceuticals, Inc.[1,2]	32	1,869
Intrexon Corp.[1,2]	96	1,106
Ionis Pharmaceuticals, Inc.[1,2]	176	8,853
Juno Therapeutics, Inc.[1]	112	5,120
Mallinckrodt PLC[1]	156	3,519
Neurocrine Biosciences, Inc.[1]	140	10,863
OPKO Health, Inc.[1,2]	548	2,685
PerkinElmer, Inc.	140	10,237
Perrigo Co. PLC	128	11,156
QIAGEN NV1	276	8,537
Seattle Genetics, Inc.[1]	108	5,778
TESARO Inc.[1,2]	44	3,646
United Therapeutics Corp.[1]	64	9,469
Total Pharmaceuticals, Biotechnology & Life Sciences		171,100

Real Estate—9.9%
Alexandria Real Estate Equities, Inc.	92	12,014
American Campus Communities, Inc.	180	7,385
American Homes 4 Rent, Class A	316	6,901
Apartment Investment & Management Co., Class A	204	8,917
Apple Hospitality REIT, Inc.	332	6,511
Brandywine Realty Trust	292	5,312
Brixmor Property Group, Inc.	436	8,136
Camden Property Trust	108	9,943
CBRE Group, Inc., Class A1	272	11,780
Colony NorthStar, Inc., Class A	652	7,439
Columbia Property Trust, Inc.	212	4,865
CoreCivic, Inc.	196	4,410
CoreSite Realty Corp.	56	6,378
Corporate Office Properties Trust	168	4,906
CubeSmart	276	7,982

36     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
CyrusOne, Inc.	128	$7,620
DCT Industrial Trust, Inc.	140	8,229
DDR Corp.	524	4,695
Douglas Emmett, Inc.	204	8,376
Duke Realty Corp.	368	10,013
Empire State Realty Trust, Inc., Class A	212	4,352
EPR Properties	92	6,022
Equity Commonwealth[1]	196	5,980
Equity LifeStyle Properties, Inc.	104	9,258
Extra Space Storage, Inc.	128	11,194
Federal Realty Investment Trust	80	10,625
Forest City Realty Trust, Inc., Class A	316	7,616
Gaming and Leisure Properties, Inc.	240	8,880
Healthcare Trust of America, Inc., Class A	272	8,171
Highwoods Properties, Inc.	148	7,535
Hospitality Properties Trust	244	7,283
Host Hotels & Resorts, Inc.	616	12,228
Howard Hughes Corp. (The)[1]	48	6,301
Hudson Pacific Properties, Inc.	232	7,946
Invitation Homes, Inc.	116	2,734
Iron Mountain, Inc.	288	10,866
Jones Lang LaSalle, Inc.	64	9,532
Kilroy Realty Corp.	124	9,257
Kimco Realty Corp.	516	9,365
Lamar Advertising Co., Class A	116	8,612
Liberty Property Trust	204	8,774
Life Storage, Inc.	76	6,769
Macerich Co. (The)	164	10,772
Medical Properties Trust, Inc.	548	7,551
Mid-America Apartment Communities, Inc.	108	10,861
National Retail Properties, Inc.	208	8,971
Omega Healthcare Investors, Inc.[2]	264	7,271
Outfront Media, Inc.	232	5,382
Paramount Group, Inc.	328	5,199
Park Hotels & Resorts, Inc.	184	5,290
Piedmont Office Realty Trust, Inc., Class A	248	4,863
Rayonier, Inc.	212	6,706
Realogy Holdings Corp.	212	5,618
Regency Centers Corp.	152	10,515
Retail Properties of America, Inc., Class A	408	5,484
Senior Housing Properties Trust	348	6,664
SL Green Realty Corp.	100	10,093
	Shares	Value
Real Estate (Continued)
Spirit Realty Capital, Inc.	800	$6,864
STORE Capital Corp.	280	7,291
Sun Communities, Inc.	92	8,536
Tanger Factory Outlet Centers, Inc.[2]	164	4,348
Taubman Centers, Inc.	96	6,281
UDR, Inc.	272	10,477
Uniti Group, Inc.	256	4,554
VEREIT, Inc.	1,168	9,099
Weingarten Realty Investors	192	6,311
WP Carey, Inc.	136	9,370
Total Real Estate		515,483

Retailing—4.2%
Advance Auto Parts, Inc.	76	7,577
AutoNation, Inc.[1]	104	5,338
Bed Bath & Beyond, Inc.[2]	208	4,574
Burlington Stores, Inc.[1]	88	10,827
CarMax, Inc.[1]	172	11,030
Dick’s Sporting Goods, Inc.	140	4,024
Floor & Decor Holdings, Inc., Class A1	16	779
Foot Locker, Inc.	160	7,501
GameStop Corp., Class A	180	3,231
Gap, Inc. (The)	268	9,128
Genuine Parts Co.	120	11,401
Kohl’s Corp.	228	12,364
Liberty Expedia Holdings, Inc., Class A1	92	4,078
Liberty Interactive Corp. QVC Group, Class A1	436	10,647
Liberty Ventures, Series A1	124	6,726
LKQ Corp.[1]	328	13,340
Macy’s, Inc.	388	9,774
Michaels Cos., Inc. (The)[1]	188	4,548
Murphy USA, Inc.[1]	60	4,822
Nordstrom, Inc.	152	7,202
Penske Automotive Group, Inc.	60	2,871
Pool Corp.	60	7,779
Sally Beauty Holdings, Inc.[1]	244	4,577
Signet Jewelers Ltd.[2]	116	6,560
Tiffany & Co.	108	11,227
Tractor Supply Co.	164	12,259
TripAdvisor, Inc.[1]	164	5,651
Urban Outfitters, Inc.[1]	156	5,469
Wayfair, Inc., Class A1	64	5,137
Williams-Sonoma, Inc.	136	7,031
Total Retailing		217,472

37     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.[1,2]	828	$8,512
Cavium, Inc.[1]	96	8,048
Cypress Semiconductor Corp.	504	7,681
First Solar, Inc.[1]	132	8,913
Marvell Technology Group Ltd.	460	9,876
Maxim Integrated Products, Inc.	236	12,338
Microsemi Corp.[1]	164	8,470
ON Semiconductor Corp.[1]	556	11,643
Qorvo, Inc.[1]	132	8,791
Teradyne, Inc.	256	10,719
Versum Materials, Inc.	180	6,813
Total Semiconductors & Semiconductor Equipment		101,804

Software & Services—9.7%
Akamai Technologies, Inc.[1]	200	13,008
Alliance Data Systems Corp.	40	10,139
Amdocs Ltd.	156	10,215
ANSYS, Inc.[1]	84	12,398
Atlassian Corp. PLC, Class A1	124	5,644
Black Knight, Inc.[1]	124	5,475
Booz Allen Hamilton Holding Corp.	204	7,778
Broadridge Financial Solutions, Inc.	132	11,957
CA, Inc.	268	8,919
Cadence Design Systems, Inc.[1]	292	12,211
CDK Global, Inc.	152	10,835
Citrix Systems, Inc.[1]	132	11,616
Conduent, Inc.[1]	316	5,107
CoreLogic, Inc.[1]	136	6,285
CoStar Group, Inc.[1]	36	10,690
CSRA, Inc.	240	7,181
DST Systems, Inc.	100	6,207
Euronet Worldwide, Inc.[1]	76	6,404
FireEye, Inc.[1]	304	4,317
First Data Corp., Class A1	496	8,288
FleetCor Technologies, Inc.[1]	76	14,625
Fortinet, Inc.[1]	192	8,388
Gartner, Inc.[1]	86	10,591
Genpact Ltd.	196	6,221
Global Payments, Inc.	124	12,430
GoDaddy, Inc., Class A1	124	6,235
Guidewire Software, Inc.[1]	112	8,317
IAC/InterActiveCorp[1]	84	10,271
Jack Henry & Associates, Inc.	92	10,760
Leidos Holdings, Inc.	164	10,589
LogMeIn, Inc.	72	8,244
Manhattan Associates, Inc.[1]	116	5,747
	Shares	Value
Software & Services (Continued)
Match Group, Inc.[1,2]	68	$2,129
Nuance Communications, Inc.[1]	416	6,802
Pandora Media, Inc.[1,2]	408	1,967
PTC, Inc.[1]	152	9,237
Sabre Corp.	284	5,822
Splunk, Inc.[1]	160	13,254
Square, Inc., Class A1,2	324	11,233
SS&C Technologies Holdings, Inc.	212	8,582
Synopsys, Inc.[1]	144	12,275
Tableau Software, Inc., Class A1	96	6,643
Take-Two Interactive Software, Inc.[1]	120	13,174
Teradata Corp.[1]	212	8,153
Total System Services, Inc.	180	14,236
Twitter, Inc.[1]	564	13,542
Tyler Technologies, Inc.[1]	46	8,144
Ultimate Software Group, Inc. (The)[1]	36	7,856
Vantiv, Inc., Class A1,2	168	12,356
VeriSign, Inc.[1,2]	96	10,986
VMware Inc, Class A1	72	9,023
Western Union Co. (The)	528	10,037
WEX, Inc.[1]	60	8,474
Workday, Inc., Class A1	112	11,395
Zillow Group, Inc., Class A1	92	3,748
Zillow Group, Inc., Class C1,2	152	6,220
Zynga, Inc., Class A1	1,316	5,264
Total Software & Services		507,644

Technology Hardware & Equipment—4.5%
Arista Networks, Inc.[1]	53	12,486
ARRIS International PLC[1]	260	6,679
Arrow Electronics, Inc.[1]	116	9,327
Avnet, Inc.	192	7,607
CDW Corp.	168	11,674
Cognex Corp.	200	12,232
Coherent, Inc.[1]	33	9,313
CommScope Holding Co., Inc.[1]	244	9,230
Dolby Laboratories, Inc., Class A	96	5,952
EchoStar Corp., Class A1	80	4,792
F5 Networks, Inc.[1]	76	9,973
FLIR Systems, Inc.	200	9,324
IPG Photonics Corp.[1]	44	9,422
Jabil, Inc.	256	6,720
Juniper Networks, Inc.	360	10,260
Keysight Technologies, Inc.[1]	236	9,818
Motorola Solutions, Inc.	136	12,286
National Instruments Corp.	160	6,661
NCR Corp.[1]	184	6,254

38     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (Continued)
NetApp, Inc.	268	$14,826
Palo Alto Networks, Inc.[1]	88	12,755
Trimble, Inc.[1]	280	11,379
Universal Display Corp.	60	10,359
Xerox Corp.	292	8,512
Zebra Technologies Corp., Class A1	76	7,889
Total Technology Hardware & Equipment		235,730

Telecommunication Services—0.4%
CenturyLink, Inc.	444	7,406
Sprint Corp.[1]	188	1,108
Telephone & Data Systems, Inc.	164	4,559
United States Cellular Corp.[1]	24	903
Zayo Group Holdings, Inc.[1]	224	8,243
Total Telecommunication Services		22,219

Transportation—2.7%
Alaska Air Group, Inc.	120	8,821
AMERCO	6	2,267
C.H. Robinson Worldwide, Inc.	152	13,542
Copa Holdings SA, Class A	52	6,971
Expeditors International of Washington, Inc.	192	12,421
Genesee & Wyoming, Inc., Class A1	96	7,558
JB Hunt Transport Services, Inc.	96	11,038
JetBlue Airways Corp.[1]	416	9,293
Kansas City Southern	108	11,364
Kirby Corp.[1]	88	5,878
Landstar System, Inc.	68	7,079
Macquarie Infrastructure Corp.	104	6,677
Old Dominion Freight Line, Inc.	76	9,998
Ryder System, Inc.	88	7,407
Spirit Airlines, Inc.[1,2]	112	5,023
XPO Logistics, Inc.[1,2]	152	13,922
Total Transportation		139,259

Utilities—4.2%
AES Corp.	808	8,751
Alliant Energy Corp.	248	10,567
Ameren Corp.	200	11,798
American Water Works Co., Inc.	144	13,175
Aqua America, Inc.	248	9,729
Atmos Energy Corp.	116	9,963
Avangrid, Inc.	44	2,226
Calpine Corp.[1]	548	8,291

	Shares	Value
Utilities (Continued)
CenterPoint Energy, Inc.	388	$11,004
CMS Energy Corp.	236	11,163
FirstEnergy Corp.	384	11,758
Great Plains Energy, Inc.	292	9,414
Hawaiian Electric Industries, Inc.	176	6,362
MDU Resources Group, Inc.	284	7,634
National Fuel Gas Co.	120	6,589
NiSource, Inc.	376	9,652
NRG Energy, Inc.	444	12,645
OGE Energy Corp.	256	8,425
Pinnacle West Capital Corp.	116	9,881
SCANA Corp.	140	5,569
UGI Corp.	196	9,202
Vectren Corp.	124	8,062
Vistra Energy Corp.[1]	328	6,009
Westar Energy, Inc.	176	9,293
Total Utilities		217,162

Total Common Stocks (Cost $4,991,405)		5,202,106
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $6,514)	6,514	6,514
Investment of Cash Collateral for Securities Loaned—2.0%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $101,228)	101,228	101,228
Total Investments—101.9% (Cost $5,099,147)		5,309,848
Liabilities in Excess of Other Assets—(1.9)%		(98,332)
Net Assets—100.0%		$5,211,516

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $249,700; total value of the collateral held by the Fund was $258,395. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $157,167 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

39     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—0.5%
Aptiv PLC	104	$8,822
BorgWarner, Inc.	72	3,679
Delphi Technologies PLC[1]	34	1,784
Gentex Corp.	120	2,514
Harley-Davidson, Inc.	32	1,628
Lear Corp.	28	4,946
Thor Industries, Inc.	12	1,809
Visteon Corp.[1]	4	501
Total Automobiles & Components		25,683

Banks—0.1%
Associated Banc-Corp.	12	305
Bank of Hawaii Corp.	4	343
BankUnited, Inc.	12	489
F.N.B. Corp.	32	442
First Horizon National Corp.	24	480
Popular, Inc.	8	284
Prosperity Bancshares, Inc.	8	560
TCF Financial Corp.	16	328
Webster Financial Corp.[2]	8	449
Total Banks		3,680

Capital Goods—8.5%
3M Co.	232	54,606
A.O. Smith Corp.	60	3,677
Acuity Brands, Inc.	16	2,816
AECOM[1]	24	892
AGCO Corp.	8	571
Air Lease Corp.	12	577
Allegion PLC	28	2,228
Allison Transmission Holdings, Inc.	28	1,206
AMETEK, Inc.	56	4,058
Arconic, Inc.	116	3,161
Armstrong World Industries, Inc.[1]	8	484
Boeing Co. (The)	241	71,073
BWX Technologies, Inc.	32	1,936
Carlisle Cos., Inc.	24	2,728
Colfax Corp.[1,2]	16	634
Crane Co.	12	1,071
Cummins, Inc.	64	11,305
Donaldson Co., Inc.	44	2,154
Eaton Corp. PLC	104	8,217
Fastenal Co.	124	6,782
Fortive Corp.	124	8,971
Fortune Brands Home & Security, Inc.	52	3,559
General Dynamics Corp.	80	16,276
Graco, Inc.	72	3,256
Harris Corp.	32	4,533
	Shares	Value
Capital Goods (Continued)
HEICO Corp.	8	$755
HEICO Corp., Class A	12	949
Hexcel Corp.	32	1,979
Honeywell International, Inc.	204	31,285
Hubbell, Inc.	16	2,165
Huntington Ingalls Industries, Inc.	16	3,771
IDEX Corp.	16	2,112
Illinois Tool Works, Inc.	100	16,685
Ingersoll-Rand PLC	64	5,708
ITT, Inc.	36	1,921
Jacobs Engineering Group, Inc.	48	3,166
L3 Technologies, Inc.	20	3,957
Lennox International, Inc.	16	3,332
Lincoln Electric Holdings, Inc.	16	1,465
Lockheed Martin Corp.	90	28,895
Masco Corp.	88	3,867
Middleby Corp. (The)[1]	20	2,699
MSC Industrial Direct Co., Inc., Class A	20	1,933
Nordson Corp.	16	2,342
Northrop Grumman Corp.	48	14,732
Orbital ATK, Inc.	16	2,104
Oshkosh Corp.	28	2,545
Owens Corning	28	2,574
Parker-Hannifin Corp.	36	7,185
Quanta Services, Inc.[1]	56	2,190
Raytheon Co.	100	18,785
Regal Beloit Corp.	8	613
Rockwell Automation, Inc.	40	7,854
Rockwell Collins, Inc.	40	5,425
Snap-on, Inc.	20	3,486
Spirit AeroSystems Holdings, Inc., Class A	48	4,188
Stanley Black & Decker, Inc.	40	6,788
Teledyne Technologies, Inc.[1]	8	1,449
Timken Co. (The)	20	983
Toro Co. (The)	48	3,131
Trinity Industries, Inc.	16	599
United Rentals, Inc.[1]	16	2,751
Univar, Inc.[1]	12	372
USG Corp.[1]	20	771
Valmont Industries, Inc.	4	663
W.W. Grainger, Inc.	20	4,725
WABCO Holdings, Inc.[1]	16	2,296
Watsco, Inc.	12	2,040
Welbilt, Inc.[1,2]	40	940
WESCO International, Inc.[1]	8	545
Total Capital Goods		435,491

40     OPPENHEIMER ETF TRUST

	Shares	Value
Commercial & Professional Services—0.8%
Cintas Corp.	32	$4,987
Copart, Inc.[1]	80	3,455
Dun & Bradstreet Corp. (The)	8	947
Equifax, Inc.	64	7,547
KAR Auction Services, Inc.	24	1,212
ManpowerGroup, Inc.	24	3,027
Pitney Bowes, Inc.	28	313
Robert Half International, Inc.	56	3,110
Rollins, Inc.	44	2,047
Stericycle, Inc.[1]	16	1,088
Verisk Analytics, Inc.[1]	44	4,224
Waste Management, Inc.	108	9,321
Total Commercial & Professional Services		41,278

Consumer Durables & Apparel—1.8%
Brunswick Corp.	36	1,988
CalAtlantic Group, Inc.	20	1,128
Carter’s, Inc.	20	2,350
Garmin Ltd.	52	3,098
Hasbro, Inc.	40	3,636
Leggett & Platt, Inc.	44	2,100
Lululemon Athletica, Inc.[1]	44	3,458
Mattel, Inc.	76	1,169
Michael Kors Holdings Ltd.[1]	68	4,281
Mohawk Industries, Inc.[1]	20	5,518
NIKE, Inc., Class B	592	37,030
NVR, Inc.[1]	1	3,508
PVH Corp.	16	2,195
Ralph Lauren Corp.	24	2,488
Skechers U.S.A., Inc., Class A1	56	2,119
Tapestry, Inc.	108	4,777
Tempur Sealy International, Inc.[1]	8	501
Tupperware Brands Corp.	16	1,003
Under Armour, Inc., Class A1,2	32	462
Under Armour, Inc., Class C1,2	32	426
VF Corp.	128	9,472
Whirlpool Corp.	13	2,192
Total Consumer Durables & Apparel		94,899

Consumer Services—2.9%
Bright Horizons Family Solutions, Inc.[1]	8	752
Carnival Corp.	140	9,292
Chipotle Mexican Grill, Inc.[1]	11	3,179
Choice Hotels International, Inc.	8	621
Darden Restaurants, Inc.	56	5,377
Domino’s Pizza, Inc.	20	3,779
Dunkin’ Brands Group, Inc.	16	1,032
Extended Stay America, Inc.	28	532
	Shares	Value
Consumer Services (Continued)
H&R Block, Inc.	92	$2,412
Hyatt Hotels Corp., Class A1	8	588
International Game Technology PLC	16	424
Las Vegas Sands Corp.	116	8,061
McDonald’s Corp.	304	52,324
Six Flags Entertainment Corp.	20	1,331
Starbucks Corp.	628	36,066
Vail Resorts, Inc.	16	3,400
Wendy’s Co. (The)	20	328
Wyndham Worldwide Corp.	24	2,781
Yum China Holdings, Inc.	136	5,443
Yum! Brands, Inc.	116	9,467
Total Consumer Services		147,189

Diversified Financials—2.1%
Affiliated Managers Group, Inc.	24	4,926
BGC Partners, Inc., Class A	48	725
Cboe Global Markets, Inc.	64	7,974
Chimera Investment Corp.	44	813
Credit Acceptance Corp.[1]	4	1,294
Eaton Vance Corp.	64	3,609
FactSet Research Systems, Inc.[2]	16	3,084
Federated Investors, Inc., Class B	56	2,020
Franklin Resources, Inc.	188	8,146
Lazard Ltd., Class A	68	3,570
Legg Mason, Inc.	16	672
LPL Financial Holdings, Inc.	24	1,371
MarketAxess Holdings, Inc.	20	4,035
MFA Financial, Inc.	72	570
Moody’s Corp.	60	8,857
Morningstar, Inc.	8	776
MSCI, Inc.	48	6,074
Navient Corp.	24	320
New Residential Investment Corp.	68	1,216
S&P Global, Inc.	147	24,902
Santander Consumer USA Holdings, Inc.	24	447
SEI Investments Co.	80	5,749
T. Rowe Price Group, Inc.	136	14,270
Two Harbors Investment Corp.	28	455
Total Diversified Financials		105,875

Energy—2.3%
Antero Resources Corp.[1]	36	684
Baker Hughes a GE Co.	172	5,442
Centennial Resource Development, Inc., Class A1	16	317
Chesapeake Energy Corp.[1]	68	269
Cimarex Energy Co.	20	2,440
CNX Resources Corp.[1]	32	468

41     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Energy (Continued)
CONSOL Energy, Inc.[1]	4	$158
Continental Resources, Inc.[1,2]	12	636
Energen Corp.[1]	28	1,612
Exxon Mobil Corp.	1,119	93,593
Gulfport Energy Corp.[1]	28	357
Helmerich & Payne, Inc.[2]	40	2,586
HollyFrontier Corp.	12	615
Murphy Oil Corp.	28	869
Newfield Exploration Co.[1]	40	1,261
Oceaneering International, Inc.	20	423
ONEOK, Inc.	48	2,566
Patterson-UTI Energy, Inc.	36	828
PBF Energy, Inc., Class A	16	567
QEP Resources, Inc.[1]	24	230
RPC, Inc.[2]	16	409
Southwestern Energy Co.[1]	88	491
Targa Resources Corp.	44	2,130
Transocean Ltd.[1]	52	555
WPX Energy, Inc.[1]	36	507
Total Energy		120,013

Food & Staples Retailing—2.9%
Casey’s General Stores, Inc.[2]	4	448
Costco Wholesale Corp.	146	27,174
CVS Health Corp.	380	27,550
Rite Aid Corp.[1]	160	315
Sprouts Farmers Market, Inc.[1]	60	1,461
Sysco Corp.	192	11,660
US Foods Holding Corp.[1]	16	511
Walgreens Boots Alliance, Inc.	344	24,981
Wal-Mart Stores, Inc.	556	54,905
Total Food & Staples Retailing		149,005

Food, Beverage & Tobacco—2.1%
Blue Buffalo Pet Products, Inc.[1,2]	16	525
Brown-Forman Corp., Class A	20	1,345
Brown-Forman Corp., Class B	72	4,944
Campbell Soup Co.	48	2,309
Dr Pepper Snapple Group, Inc.	48	4,659
Flowers Foods, Inc.	56	1,081
General Mills, Inc.	140	8,301
Hain Celestial Group, Inc. (The)[1]	24	1,017
Hershey Co. (The)	44	4,995
Hormel Foods Corp.	116	4,221
J.M. Smucker Co. (The)	32	3,976
Lamb Weston Holdings, Inc.	64	3,613
McCormick & Co., Inc.	36	3,669
Monster Beverage Corp.[1]	184	11,645
Philip Morris International, Inc.	488	51,557
Pilgrim’s Pride Corp.[1,2]	24	745
	Shares	Value
Food, Beverage & Tobacco (Continued)
Post Holdings, Inc.[1]	12	$951
TreeHouse Foods, Inc.[1]	4	198
Total Food, Beverage & Tobacco		109,751

Health Care Equipment & Services—5.6%
Abbott Laboratories	520	29,676
ABIOMED, Inc.[1]	16	2,999
Acadia Healthcare Co., Inc.[1]	8	261
Align Technology, Inc.[1]	36	7,999
athenahealth, Inc.[1]	8	1,064
Baxter International, Inc.	224	14,479
Becton Dickinson and Co.	63	13,533
Brookdale Senior Living, Inc.[1]	24	233
Cardinal Health, Inc.	108	6,617
Cerner Corp.[1]	116	7,817
Cigna Corp.	92	18,684
Cooper Cos., Inc. (The)	16	3,486
DaVita, Inc.[1]	32	2,312
DexCom, Inc.[1]	16	918
Edwards Lifesciences Corp.[1]	92	10,369
Express Scripts Holding Co.[1]	168	12,540
HCA Healthcare, Inc.[1]	68	5,973
Henry Schein, Inc.[1]	56	3,913
Hill-Rom Holdings, Inc.	16	1,349
Hologic, Inc.[1]	64	2,736
IDEXX Laboratories, Inc.[1]	32	5,004
Intuitive Surgical, Inc.[1]	40	14,598
LifePoint Health, Inc.[1]	8	398
McKesson Corp.	53	8,265
MEDNAX, Inc.[1]	16	855
Medtronic PLC	304	24,548
Patterson Cos., Inc.	20	723
Quest Diagnostics, Inc.	36	3,546
ResMed, Inc.	32	2,710
STERIS PLC	24	2,099
Teleflex, Inc.	12	2,986
UnitedHealth Group, Inc.	300	66,138
Universal Health Services, Inc., Class B	20	2,267
Varian Medical Systems, Inc.[1]	32	3,557
Veeva Systems, Inc., Class A1	40	2,211
West Pharmaceutical Services, Inc.	32	3,158
Total Health Care Equipment & Services		290,021

Household & Personal Products—2.6%
Church & Dwight Co., Inc.	84	4,214
Clorox Co. (The)	32	4,760
Colgate-Palmolive Co.	324	24,446
Edgewell Personal Care Co.[1]	8	475

42     OPPENHEIMER ETF TRUST

	Shares	Value
Household & Personal Products (Continued)
Energizer Holdings, Inc.	4	$192
Estee Lauder Cos., Inc., (The), Class A	84	10,688
Kimberly-Clark Corp.	124	14,962
Nu Skin Enterprises, Inc., Class A	20	1,364
Procter & Gamble Co. (The)	776	71,299
Spectrum Brands Holdings, Inc.[2]	4	450
Total Household & Personal Products		132,850

Insurance—1.1%
Aon PLC	96	12,864
Arthur J. Gallagher & Co.	48	3,038
Aspen Insurance Holdings Ltd.	8	325
Assured Guaranty Ltd.	52	1,761
Axis Capital Holdings Ltd.	16	804
Brown & Brown, Inc.	40	2,059
Erie Indemnity Co., Class A	16	1,950
Everest Re Group Ltd.	12	2,655
First American Financial Corp.	32	1,793
FNF Group	84	3,296
Hanover Insurance Group, Inc. (The)	4	432
Marsh & McLennan Cos., Inc.	288	23,440
Old Republic International Corp.	48	1,026
ProAssurance Corp.	12	686
RenaissanceRe Holdings Ltd.	12	1,507
Validus Holdings Ltd.	20	938
Total Insurance		58,574

Materials—2.9%
Air Products & Chemicals, Inc.	58	9,517
Albemarle Corp.	40	5,116
AptarGroup, Inc.	12	1,035
Ashland Global Holdings, Inc.	8	570
Avery Dennison Corp.	24	2,757
Axalta Coating Systems Ltd[1]	48	1,553
Bemis Co., Inc.	16	765
Cabot Corp.	16	985
Celanese Corp., Class A, Series A	36	3,855
Chemours Co. (The)	40	2,002
Domtar Corp.	16	792
Eagle Materials, Inc.	12	1,360
Ecolab, Inc.	68	9,124
FMC Corp.	28	2,650
Freeport-McMoRan, Inc.[1]	316	5,991
Graphic Packaging Holding Co.	64	989
Huntsman Corp.	48	1,598
International Flavors & Fragrances, Inc.	24	3,663
LyondellBasell Industries NV, Class A	112	12,356
	Shares	Value
Materials (Continued)
Martin Marietta Materials, Inc.	16	$3,537
Monsanto Co.	108	12,612
Newmont Mining Corp.	172	6,453
Nucor Corp.	72	4,578
Olin Corp.	52	1,850
Owens-Illinois, Inc.[1]	28	621
Packaging Corp. of America	20	2,411
Platform Specialty Products Corp.[1]	36	357
PPG Industries, Inc.	72	8,411
Praxair, Inc.	61	9,435
Reliance Steel & Aluminum Co.	12	1,029
RPM International, Inc.	36	1,887
Scotts Miracle-Gro Co., (The)	8	856
Sherwin-Williams Co. (The)	26	10,661
Silgan Holdings, Inc.	16	470
Sonoco Products Co.	28	1,488
Southern Copper Corp.[2]	16	759
Steel Dynamics, Inc.	60	2,588
Tahoe Resources, Inc.	88	422
United States Steel Corp.	24	845
Valvoline, Inc.	36	902
Vulcan Materials Co.	32	4,108
WestRock Co.	76	4,804
Total Materials		147,762

Media—2.8%
AMC Networks, Inc., Class A1	12	649
CBS Corp., Class B	80	4,720
Cinemark Holdings, Inc.[2]	20	697
Comcast Corp., Class A	1,084	43,414
Discovery Communications, Inc., Class A1,2	32	716
Discovery Communications, Inc., Class C1	48	1,016
Interpublic Group of Cos., Inc. (The)	88	1,774
John Wiley & Sons, Inc., Class A	12	789
Liberty Broadband Corp., Class A1	16	1,361
Liberty Broadband Corp., Class C1	60	5,110
Liberty Media Corp.-Liberty Formula One, Class A1	8	262
Liberty Media Corp.-Liberty Formula One, Class C1,2	32	1,093
Liberty Media Corp.-Liberty SiriusXM, Class A1	20	793
Liberty Media Corp.-Liberty SiriusXM, Class C1	36	1,428
Live Nation Entertainment, Inc.[1]	28	1,192
Madison Square Garden Co. (The), Class A1	2	422

43     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Media (Continued)
News Corp., Class A	140	$2,269
News Corp., Class B	44	730
Omnicom Group, Inc.	64	4,661
Regal Entertainment Group, Class A	24	552
Scripps Networks Interactive, Inc., Class A	24	2,049
Sirius XM Holdings, Inc.[2]	536	2,873
TEGNA, Inc.	40	563
Tribune Media Co., Class A	8	340
Walt Disney Co. (The)	608	65,366
Total Media		144,839

Pharmaceuticals, Biotechnology & Life Sciences—10.4%
ACADIA Pharmaceuticals, Inc.[1]	12	361
Agilent Technologies, Inc.	128	8,572
Agios Pharmaceuticals, Inc.[1]	16	915
Akorn, Inc.[1]	16	516
Alexion Pharmaceuticals, Inc.[1]	52	6,219
Amgen, Inc.	186	32,345
Biogen, Inc.[1]	80	25,485
Bio-Rad Laboratories, Inc., Class A1	4	955
Bio-Techne Corp.	16	2,073
Bioverativ, Inc.[1]	48	2,588
Bristol-Myers Squibb Co.	613	37,565
Bruker Corp.	24	824
Celgene Corp.[1]	223	23,272
Charles River Laboratories International, Inc.[1]	8	875
Eli Lilly & Co.	320	27,027
Endo International PLC[1]	28	217
Exelixis, Inc.[1]	64	1,946
Gilead Sciences, Inc.	502	35,963
Illumina, Inc.[1]	48	10,487
Incyte Corp.[1]	40	3,788
Johnson & Johnson	1,153	161,097
Mallinckrodt PLC[1]	20	451
Merck & Co., Inc.	820	46,141
Mettler-Toledo International, Inc.[1]	9	5,576
Neurocrine Biosciences, Inc.[1]	36	2,793
OPKO Health, Inc.[1,2]	104	510
PerkinElmer, Inc.	24	1,755
Pfizer, Inc.	1,649	59,727
QIAGEN NV1	48	1,485
Regeneron Pharmaceuticals, Inc.[1]	32	12,031
Seattle Genetics, Inc.[1]	36	1,926
United Therapeutics Corp.[1]	20	2,959
Vertex Pharmaceuticals, Inc.[1]	72	10,790
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Waters Corp.[1]	20	$3,864
Total Pharmaceuticals, Biotechnology & Life Sciences		533,098

Real Estate—3.0%
American Homes 4 Rent, Class A	16	349
Apple Hospitality REIT, Inc.	48	941
AvalonBay Communities, Inc.	56	9,991
Brandywine Realty Trust	16	291
Camden Property Trust	40	3,682
CBRE Group, Inc., Class A1	108	4,678
Colony NorthStar, Inc., Class A	236	2,693
Columbia Property Trust, Inc.	16	367
CoreCivic, Inc.	52	1,170
CoreSite Realty Corp.	12	1,367
Corporate Office Properties Trust	8	234
CubeSmart	36	1,041
Duke Realty Corp.	112	3,048
Empire State Realty Trust, Inc., Class A	16	328
EPR Properties	20	1,309
Equity Commonwealth[1]	40	1,220
Equity LifeStyle Properties, Inc.	28	2,493
Equity Residential	208	13,264
Extra Space Storage, Inc.	48	4,198
Federal Realty Investment Trust	20	2,656
Gaming and Leisure Properties, Inc.	80	2,960
GGP, Inc.	236	5,520
Hospitality Properties Trust	40	1,194
Host Hotels & Resorts, Inc.	320	6,352
Howard Hughes Corp. (The)[1]	8	1,050
JBG SMITH Properties	28	972
Jones Lang LaSalle, Inc.	16	2,383
Kilroy Realty Corp.	32	2,389
Lamar Advertising Co., Class A	44	3,267
Liberty Property Trust	56	2,409
Life Storage, Inc.	8	713
Macerich Co. (The)	48	3,153
Medical Properties Trust, Inc.	96	1,323
National Retail Properties, Inc.	36	1,553
Omega Healthcare Investors, Inc.[2]	60	1,652
Outfront Media, Inc.	24	557
Park Hotels & Resorts, Inc.	16	460
Piedmont Office Realty Trust, Inc., Class A	24	471
Prologis, Inc.	148	9,547
Public Storage	81	16,929

44     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Rayonier, Inc.	68	$2,151
Realogy Holdings Corp.	28	742
Regency Centers Corp.	40	2,767
Retail Properties of America, Inc., Class A	60	806
Simon Property Group, Inc.	120	20,609
Spirit Realty Capital, Inc.	40	343
STORE Capital Corp.	32	833
Tanger Factory Outlet Centers, Inc.[2]	48	1,272
Taubman Centers, Inc.	16	1,047
Uniti Group, Inc.	12	213
Vornado Realty Trust	52	4,065
Weingarten Realty Investors	48	1,578
Total Real Estate		156,600

Retailing—9.1%
Advance Auto Parts, Inc.	16	1,595
Amazon.com, Inc.[1]	142	166,065
AutoNation, Inc.[1]	8	411
AutoZone, Inc.[1]	8	5,691
Bed Bath & Beyond, Inc.[2]	48	1,056
Best Buy Co., Inc.	100	6,847
Burlington Stores, Inc.[1]	28	3,445
Dick’s Sporting Goods, Inc.	36	1,035
Dollar General Corp.	104	9,673
Dollar Tree, Inc.[1]	84	9,014
Expedia, Inc.	40	4,791
Foot Locker, Inc.	56	2,625
GameStop Corp., Class A	16	287
Gap, Inc. (The)	104	3,542
Genuine Parts Co.	56	5,321
Home Depot, Inc. (The)	499	94,575
Kohl’s Corp.	52	2,820
L Brands, Inc.	84	5,058
Liberty Interactive Corp. QVC Group, Class A1	100	2,442
Liberty Ventures, Series A1	48	2,604
Lowe’s Cos., Inc.	263	24,443
Macy’s, Inc.	43	1,083
Michaels Cos., Inc. (The)[1]	32	774
Murphy USA, Inc.[1]	8	643
Nordstrom, Inc.	40	1,895
O’Reilly Automotive, Inc.[1]	37	8,900
Pool Corp.	16	2,074
Priceline Group, Inc. (The)[1]	17	29,542
Ross Stores, Inc.	166	13,322
Sally Beauty Holdings, Inc.[1]	32	600
Signet Jewelers Ltd.[2]	24	1,357
Target Corp.	188	12,267
	Shares	Value
Retailing (Continued)
Tiffany & Co.	40	$4,158
TJX Cos., Inc. (The)	284	21,715
Tractor Supply Co.	56	4,186
TripAdvisor, Inc.[1]	44	1,516
Ulta Beauty, Inc.[1]	25	5,592
Urban Outfitters, Inc.[1]	36	1,262
Wayfair, Inc., Class A1	16	1,284
Williams-Sonoma, Inc.[2]	36	1,861
Total Retailing		467,371

Semiconductors & Semiconductor Equipment—4.8%
Analog Devices, Inc.	120	10,684
Applied Materials, Inc.	404	20,653
First Solar, Inc.[1]	32	2,161
Intel Corp.	1,394	64,347
KLA-Tencor Corp.	40	4,203
Lam Research Corp.	48	8,835
Maxim Integrated Products, Inc.	96	5,019
NVIDIA Corp.	207	40,055
Qorvo, Inc.[1]	44	2,930
QUALCOMM, Inc.	412	26,376
Skyworks Solutions, Inc.	80	7,596
Teradyne, Inc.	76	3,182
Texas Instruments, Inc.	432	45,118
Versum Materials, Inc.	44	1,665
Xilinx, Inc.	100	6,742
Total Semiconductors & Semiconductor Equipment		249,566

Software & Services—21.3%
Accenture PLC, Class A	272	41,641
Activision Blizzard, Inc.	240	15,197
Adobe Systems, Inc.[1]	195	34,172
Akamai Technologies, Inc.[1]	62	4,033
Alphabet, Inc., Class A1	112	117,981
Alphabet, Inc., Class C1	112	117,197
Amdocs Ltd.	56	3,667
ANSYS, Inc.[1]	36	5,313
Automatic Data Processing, Inc.	176	20,625
Broadridge Financial Solutions, Inc.	36	3,261
Cadence Design Systems, Inc.[1]	124	5,186
CDK Global, Inc.	36	2,566
Citrix Systems, Inc.[1]	48	4,224
Cognizant Technology Solutions Corp., Class A	216	15,340
Conduent, Inc.[1]	36	582
CoreLogic, Inc.[1]	20	924
CoStar Group, Inc.[1]	10	2,970

45     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Software & Services (Continued)
CSRA, Inc.	28	$838
Dell Technologies, Inc., Class V1	48	3,901
DST Systems, Inc.	4	248
eBay, Inc.[1]	292	11,020
Electronic Arts, Inc.[1]	124	13,027
Facebook, Inc., Class A1	896	158,108
Fiserv, Inc.[1]	60	7,868
Fortinet, Inc.[1]	60	2,621
Gartner, Inc.[1]	24	2,956
Genpact Ltd.	44	1,397
GoDaddy, Inc., Class A1	16	805
Guidewire Software, Inc.[1]	24	1,782
Intuit, Inc.	108	17,040
Jack Henry & Associates, Inc.	32	3,743
LogMeIn, Inc.	20	2,290
Manhattan Associates, Inc.[1]	32	1,585
Mastercard, Inc., Class A	548	82,945
Microsoft Corp.	2,150	183,911
Paychex, Inc.	140	9,531
PayPal Holdings, Inc.[1]	460	33,865
Red Hat, Inc.[1]	72	8,647
Sabre Corp.	44	902
Splunk, Inc.[1]	35	2,899
Square, Inc., Class A1,2	88	3,051
Synopsys, Inc.[1]	60	5,114
Tableau Software, Inc., Class A1	16	1,107
Take-Two Interactive Software, Inc.[1]	40	4,391
Teradata Corp.[1]	40	1,538
Tyler Technologies, Inc.[1]	13	2,302
Ultimate Software Group, Inc. (The)[1]	12	2,619
VeriSign, Inc.[1,2]	32	3,662
Visa, Inc., Class A	1,043	118,923
VMware Inc, Class A1	28	3,509
Zynga, Inc., Class A1	316	1,264
Total Software & Services		1,094,288

Technology Hardware & Equipment—7.5%
Apple, Inc.	1,597	270,260
Arista Networks, Inc.[1]	12	2,827
Avnet, Inc.	8	317
CDW Corp.	32	2,224
Cisco Systems, Inc.	1,140	43,662
Cognex Corp.	72	4,403
Coherent, Inc.[1]	10	2,822
Corning, Inc.	344	11,004
Dolby Laboratories, Inc., Class A	24	1,488
EchoStar Corp., Class A1	8	479
F5 Networks, Inc.[1]	28	3,674
	Shares	Value
Technology Hardware & Equipment (Continued)
FLIR Systems, Inc.	40	$1,865
HP, Inc.	728	15,295
IPG Photonics Corp.[1]	13	2,784
Jabil, Inc.	36	945
Juniper Networks, Inc.	84	2,394
Keysight Technologies, Inc.[1]	56	2,330
National Instruments Corp.	44	1,832
NCR Corp.[1]	20	680
NetApp, Inc.	96	5,311
Palo Alto Networks, Inc.[1]	28	4,058
Trimble, Inc.[1]	84	3,414
Universal Display Corp.	12	2,072
Xerox Corp.	48	1,399
Total Technology Hardware & Equipment		387,539

Telecommunication Services—1.5%
AT&T, Inc.	1,716	66,718
CenturyLink, Inc.	120	2,001
Telephone & Data Systems, Inc.	20	556
T-Mobile US, Inc.[1]	68	4,319
Zayo Group Holdings, Inc.[1]	32	1,178
Total Telecommunication Services		74,772

Transportation—2.3%
Copa Holdings SA, Class A	8	1,073
Delta Air Lines, Inc.	284	15,904
Expeditors International of Washington, Inc.	64	4,140
Genesee & Wyoming, Inc., Class A1	4	315
JB Hunt Transport Services, Inc.	36	4,139
JetBlue Airways Corp.[1]	132	2,949
Kansas City Southern	24	2,525
Kirby Corp.[1]	12	802
Landstar System, Inc.	12	1,249
Old Dominion Freight Line, Inc.	24	3,157
Ryder System, Inc.	12	1,010
Southwest Airlines Co.	232	15,185
Spirit Airlines, Inc.[1,2]	16	718
Union Pacific Corp.	244	32,720
United Continental Holdings, Inc.[1]	76	5,122
United Parcel Service, Inc., Class B	214	25,498
XPO Logistics, Inc.[1,2]	36	3,297
Total Transportation		119,803

Utilities—0.8%
Alliant Energy Corp.	44	1,875
Ameren Corp.	52	3,068
Aqua America, Inc.	36	1,412
Avangrid, Inc.	16	809

46     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (Continued)
Calpine Corp.[1]	48	$726
CenterPoint Energy, Inc.	100	2,836
Edison International	72	4,553
Hawaiian Electric Industries, Inc.	24	868
MDU Resources Group, Inc.	40	1,075
National Fuel Gas Co.	20	1,098
NRG Energy, Inc.	52	1,481
OGE Energy Corp.	40	1,317
Pinnacle West Capital Corp.	24	2,044
Public Service Enterprise Group, Inc.	108	5,562
UGI Corp.	36	1,690
Vectren Corp.	20	1,301
Vistra Energy Corp.[1]	40	733
WEC Energy Group, Inc.	76	5,049
Westar Energy, Inc.	28	1,478
Total Utilities		38,975

Total Common Stocks (Cost $4,987,525)		5,128,922
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $5,438)	5,438	5,438
	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.3%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $14,737)	14,737	$14,737
Total Investments—100.1% (Cost $5,007,700)		5,149,097
Liabilities in Excess of Other Assets—(0.1)%		(7,136)
Net Assets—100.0%		$5,141,961

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $34,851; total value of the collateral held by the Fund was $35,935. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $21,198 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

47     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.2%
Ford Motor Co.	2,244	$28,027
General Motors Co.	729	29,882
Harley-Davidson, Inc.	76	3,867
Total Automobiles & Components		61,776

Banks—6.8%
BB&T Corp.	364	18,098
F.N.B. Corp.	119	1,645
Fifth Third Bancorp	288	8,738
Huntington Bancshares, Inc.	432	6,290
JPMorgan Chase & Co.	1,400	149,716
New York Community Bancorp, Inc.	268	3,489
PacWest Bancorp	64	3,226
People’s United Financial, Inc.	180	3,366
U.S. Bancorp	584	31,291
Wells Fargo & Co.	2,047	124,191
Total Banks		350,050

Capital Goods—8.4%
3M Co.	217	51,075
Boeing Co. (The)	233	68,714
Caterpillar, Inc.	256	40,340
Cummins, Inc.	65	11,482
Deere & Co.	108	16,903
Eaton Corp. PLC	204	16,118
Emerson Electric Co.	308	21,465
Fastenal Co.	128	7,000
General Electric Co.	4,248	74,128
Honeywell International, Inc.	251	38,493
Johnson Controls International PLC	344	13,110
Lockheed Martin Corp.	100	32,105
United Technologies Corp.	280	35,720
W.W. Grainger, Inc.	24	5,670
Total Capital Goods		432,323

Commercial & Professional Services—0.5%
KAR Auction Services, Inc.	60	3,030
Nielsen Holdings PLC	172	6,261
Pitney Bowes, Inc.	104	1,163
Waste Management, Inc.	162	13,981
Total Commercial & Professional Services		24,435

Consumer Durables & Apparel—0.6%
Garmin Ltd.	64	3,812
Leggett & Platt, Inc.	56	2,673
Mattel, Inc.	200	3,076
Tapestry, Inc.	128	5,661
Tupperware Brands Corp.	24	1,505
	Shares	Value
Consumer Durables & Apparel (Continued)
VF Corp.	152	$11,248
Whirlpool Corp.	28	4,722
Total Consumer Durables & Apparel		32,697

Consumer Services—2.0%
Carnival Corp.	152	10,088
Darden Restaurants, Inc.	52	4,993
Extended Stay America, Inc.	88	1,672
H&R Block, Inc.	100	2,622
International Game Technology PLC	60	1,591
Las Vegas Sands Corp.	200	13,898
McDonald’s Corp.	326	56,111
Six Flags Entertainment Corp.	36	2,397
Yum! Brands, Inc.	128	10,446
Total Consumer Services		103,818

Diversified Financials—2.2%
AGNC Investment Corp.	216	4,361
Ameriprise Financial, Inc.	64	10,846
Annaly Capital Management, Inc.	620	7,372
BGC Partners, Inc., Class A	128	1,934
BlackRock, Inc.	48	24,658
Capital One Financial Corp.	172	17,128
Chimera Investment Corp.	116	2,144
Discover Financial Services	132	10,153
Invesco Ltd.	200	7,308
Lazard Ltd., Class A	60	3,150
MFA Financial, Inc.	240	1,901
Navient Corp.	152	2,025
New Residential Investment Corp.	188	3,361
Starwood Property Trust, Inc.	152	3,245
T. Rowe Price Group, Inc.	103	10,808
Two Harbors Investment Corp.	97	1,577
Total Diversified Financials		111,971

Energy—10.3%
Andeavor	64	7,318
Apache Corp.	140	5,911
Chevron Corp.	995	124,564
ConocoPhillips	480	26,347
Exxon Mobil Corp.	2,147	179,575
Helmerich & Payne, Inc.[1]	60	3,878
Hess Corp.	104	4,937
HollyFrontier Corp.	100	5,122
Kinder Morgan, Inc.	828	14,962
Marathon Petroleum Corp.	220	14,516
Murphy Oil Corp.	88	2,732
Occidental Petroleum Corp.	428	31,527
ONEOK, Inc.	116	6,200
PBF Energy, Inc., Class A	64	2,269

48     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
Phillips 66	212	$21,444
Schlumberger Ltd.	619	41,714
Targa Resources Corp.	116	5,617
Valero Energy Corp.	236	21,691
Williams Cos., Inc. (The)	456	13,903
Total Energy		534,227

Food & Staples Retailing—1.9%
CVS Health Corp.	392	28,420
Sysco Corp.	196	11,903
Wal-Mart Stores, Inc.	595	58,756
Total Food & Staples Retailing		99,079

Food, Beverage & Tobacco—7.4%
Altria Group, Inc.	916	65,412
Archer-Daniels-Midland Co.	252	10,100
Campbell Soup Co.	72	3,464
Coca-Cola Co. (The)	1,808	82,951
Conagra Brands, Inc.	164	6,178
Dr Pepper Snapple Group, Inc.	72	6,988
Flowers Foods, Inc.	88	1,699
General Mills, Inc.	280	16,601
Hershey Co. (The)	52	5,902
J.M. Smucker Co. (The)	44	5,467
Kellogg Co.	112	7,614
Kraft Heinz Co. (The)	252	19,596
PepsiCo, Inc.	597	71,592
Philip Morris International, Inc.	760	80,294
Total Food, Beverage & Tobacco		383,858

Health Care Equipment & Services—1.6%
Abbott Laboratories	660	37,666
Cardinal Health, Inc.	128	7,843
Medtronic PLC	484	39,083
Total Health Care Equipment & Services		84,592

Household & Personal Products—3.1%
Clorox Co. (The)	52	7,734
Colgate-Palmolive Co.	304	22,937
Coty, Inc., Class A	204	4,058
Kimberly-Clark Corp.	160	19,306
Procter & Gamble Co. (The)	1,182	108,602
Total Household & Personal Products		162,637

Insurance—2.9%
Aflac, Inc.	148	12,991
American International Group, Inc.	314	18,708
Arthur J. Gallagher & Co.	63	3,987
Brighthouse Financial, Inc.[2]	40	2,346
	Shares	Value
Insurance (Continued)
Chubb Ltd.	156	$22,796
Cincinnati Financial Corp.	68	5,098
First American Financial Corp.	48	2,690
MetLife, Inc.	436	22,044
Old Republic International Corp.	124	2,651
Principal Financial Group, Inc.	112	7,903
Progressive Corp. (The)	208	11,714
Prudential Financial, Inc.	188	21,616
Travelers Cos., Inc. (The)	104	14,107
Total Insurance		148,651

Materials—3.3%
Air Products & Chemicals, Inc.	83	13,619
CF Industries Holdings, Inc.	128	5,445
Domtar Corp.	32	1,585
DowDuPont, Inc.	932	66,377
Eastman Chemical Co.	60	5,558
International Paper Co.	204	11,820
LyondellBasell Industries NV, Class A	180	19,858
Mosaic Co. (The)	196	5,029
Nucor Corp.	136	8,647
Packaging Corp. of America	36	4,340
Praxair, Inc.	106	16,396
Sonoco Products Co.	44	2,338
WestRock Co.	112	7,079
Total Materials		168,091

Media—0.3%
Interpublic Group of Cos., Inc. (The)	164	3,306
Omnicom Group, Inc.	100	7,283
Regal Entertainment Group, Class A	60	1,380
Viacom, Inc., Class B	160	4,930
Total Media		16,899

Pharmaceuticals, Biotechnology & Life Sciences—11.3%
AbbVie, Inc.	792	76,594
Amgen, Inc.	316	54,952
Bristol-Myers Squibb Co.	740	45,347
Eli Lilly & Co.	412	34,798
Gilead Sciences, Inc.	592	42,411
Johnson & Johnson	1,108	154,810
Merck & Co., Inc.	1,228	69,100
Pfizer, Inc.	2,996	108,515
Total Pharmaceuticals, Biotechnology & Life Sciences		586,527

49     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Real Estate—6.9%
Alexandria Real Estate Equities, Inc.	40	$5,223
American Campus Communities, Inc.	68	2,790
Apartment Investment & Management Co., Class A	72	3,147
Apple Hospitality REIT, Inc.	124	2,432
AvalonBay Communities, Inc.	60	10,705
Boston Properties, Inc.	60	7,802
Brandywine Realty Trust	88	1,601
Brixmor Property Group, Inc.	176	3,284
Camden Property Trust	44	4,051
Colony NorthStar, Inc., Class A	276	3,149
Columbia Property Trust, Inc.	68	1,561
CoreCivic, Inc.	68	1,530
Corporate Office Properties Trust	48	1,402
Crown Castle International Corp.	184	20,426
CubeSmart	92	2,661
CyrusOne, Inc.	40	2,381
DDR Corp.	188	1,684
Digital Realty Trust, Inc.	96	10,934
Duke Realty Corp.	148	4,027
EPR Properties	36	2,356
Equity Residential	168	10,713
Essex Property Trust, Inc.	28	6,758
Extra Space Storage, Inc.	64	5,597
Federal Realty Investment Trust	28	3,719
Gaming and Leisure Properties, Inc.	116	4,292
GGP, Inc.	316	7,391
HCP, Inc.	272	7,094
Healthcare Trust of America, Inc., Class A	100	3,004
Highwoods Properties, Inc.	48	2,444
Hospitality Properties Trust	96	2,866
Host Hotels & Resorts, Inc.	396	7,861
Iron Mountain, Inc.	152	5,735
JBG SMITH Properties	40	1,389
Kimco Realty Corp.	240	4,356
Lamar Advertising Co., Class A	44	3,266
Liberty Property Trust	80	3,441
Life Storage, Inc.	24	2,138
Macerich Co. (The)	76	4,992
Medical Properties Trust, Inc.	216	2,976
Mid-America Apartment Communities, Inc.	56	5,631
National Retail Properties, Inc.	80	3,450
Omega Healthcare Investors, Inc.[1]	116	3,195
Outfront Media, Inc.	80	1,856
Piedmont Office Realty Trust, Inc., Class A	76	1,490
	Shares	Value
Real Estate (Continued)
Prologis, Inc.	244	$15,740
Public Storage	72	15,048
Rayonier, Inc.	64	2,024
Realty Income Corp.	148	8,439
Regency Centers Corp.	72	4,981
Retail Properties of America, Inc., Class A	136	1,828
Senior Housing Properties Trust	140	2,681
Simon Property Group, Inc.	163	27,994
SL Green Realty Corp.	44	4,441
Spirit Realty Capital, Inc.	296	2,540
STORE Capital Corp.	96	2,500
Sun Communities, Inc.	32	2,969
Tanger Factory Outlet Centers, Inc.[1]	52	1,378
Taubman Centers, Inc.	32	2,094
UDR, Inc.	124	4,776
Uniti Group, Inc.	100	1,779
Ventas, Inc.	192	11,522
VEREIT, Inc.	576	4,487
Vornado Realty Trust	76	5,942
Weingarten Realty Investors	68	2,235
Welltower, Inc.	204	13,009
Weyerhaeuser Co.	380	13,399
WP Carey, Inc.	60	4,134
Total Real Estate		354,740

Retailing—2.5%
GameStop Corp., Class A	60	1,077
Gap, Inc. (The)	128	4,360
Genuine Parts Co.	64	6,081
Home Depot, Inc. (The)	404	76,570
Kohl’s Corp.	96	5,206
L Brands, Inc.	132	7,949
Macy’s, Inc.	180	4,534
Nordstrom, Inc.	60	2,843
Target Corp.	296	19,314
Williams-Sonoma, Inc.[1]	40	2,068
Total Retailing		130,002

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	124	11,040
Cypress Semiconductor Corp.	156	2,377
Intel Corp.	2,124	98,044
Maxim Integrated Products, Inc.	120	6,274
QUALCOMM, Inc.	752	48,143
Texas Instruments, Inc.	362	37,807
Total Semiconductors & Semiconductor Equipment		203,685

50     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services—7.2%
Accenture PLC, Class A	200	$30,618
Automatic Data Processing, Inc.	164	19,219
CA, Inc.	152	5,059
International Business Machines Corp.	431	66,124
Microsoft Corp.	2,797	239,255
Paychex, Inc.	148	10,076
Western Union Co. (The)	232	4,410
Total Software & Services		374,761

Technology Hardware & Equipment—2.4%
Cisco Systems, Inc.	2,439	93,414
HP, Inc.	744	15,631
Western Digital Corp.	112	8,907
Xerox Corp.	120	3,498
Total Technology Hardware & Equipment		121,450

Telecommunication Services—5.0%
AT&T, Inc.	3,416	132,814
CenturyLink, Inc.	328	5,471
Verizon Communications, Inc.	2,259	119,569
Total Telecommunication Services		257,854

Transportation—1.9%
C.H. Robinson Worldwide, Inc.	60	5,346
Macquarie Infrastructure Corp.	44	2,825
Norfolk Southern Corp.	96	13,910
Union Pacific Corp.	292	39,157
United Parcel Service, Inc., Class B	315	37,532
Total Transportation		98,770

Utilities—6.2%
AES Corp.	340	3,682
Alliant Energy Corp.	104	4,431
Ameren Corp.	112	6,607
American Electric Power Co., Inc.	236	17,363
Avangrid, Inc.	28	1,416
CenterPoint Energy, Inc.	216	6,126
CMS Energy Corp.	120	5,676
Consolidated Edison, Inc.	148	12,573
Dominion Energy, Inc.	312	25,291
DTE Energy Co.	80	8,757
Duke Energy Corp.	364	30,616
Edison International	132	8,348
Entergy Corp.	96	7,813
Eversource Energy	144	9,098
Exelon Corp.	464	18,286
FirstEnergy Corp.	248	7,594
	Shares	Value
Utilities (Continued)
Great Plains Energy, Inc.	108	$3,482
Hawaiian Electric Industries, Inc.	56	2,024
MDU Resources Group, Inc.	84	2,258
NextEra Energy, Inc.	196	30,613
NiSource, Inc.	136	3,491
OGE Energy Corp.	96	3,159
PG&E Corp.	232	10,401
Pinnacle West Capital Corp.	43	3,663
PPL Corp.	352	10,894
Public Service Enterprise Group, Inc.	256	13,184
SCANA Corp.	64	2,546
Sempra Energy	108	11,547
Southern Co. (The)	540	25,969
WEC Energy Group, Inc.	141	9,367
Westar Energy, Inc.	64	3,379
Xcel Energy, Inc.	228	10,969
Total Utilities		320,623

Total Common Stocks (Cost $4,989,768)		5,163,516
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $7,665)	7,665	7,665
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $9,131)	9,131	9,131
Total Investments—100.1% (Cost $5,006,564)		5,180,312
Liabilities in Excess of Other Assets—(0.1)%		(5,889)
Net Assets—100.0%		$5,174,423

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $10,203; total value of the collateral held by the Fund was $10,487. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,356 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

51     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—0.2%
Aptiv PLC	210	$17,814
Delphi Technologies PLC[1]	70	3,673
Lear Corp.	50	8,833
Total Automobiles & Components		30,320

Capital Goods—11.3%
3M Co.	1,356	319,162
A.O. Smith Corp.	170	10,418
Allegion PLC	80	6,365
AMETEK, Inc.	160	11,595
Boeing Co. (The)	1,057	311,720
BWX Technologies, Inc.	110	6,654
Carlisle Cos., Inc.	110	12,501
Cummins, Inc.	140	24,730
Donaldson Co., Inc.	140	6,853
Fastenal Co.	350	19,141
Fortive Corp.	230	16,640
General Dynamics Corp.	330	67,138
Graco, Inc.	261	11,802
Hexcel Corp.	70	4,329
Honeywell International, Inc.	744	114,100
Hubbell, Inc.	50	6,767
Huntington Ingalls Industries, Inc.	40	9,428
Illinois Tool Works, Inc.	490	81,757
Jacobs Engineering Group, Inc.	100	6,596
Lennox International, Inc.	45	9,372
Lockheed Martin Corp.	498	159,883
MSC Industrial Direct Co., Inc., Class A	62	5,993
Northrop Grumman Corp.	182	55,858
Raytheon Co.	420	78,897
Rockwell Automation, Inc.	100	19,635
Rockwell Collins, Inc.	124	16,817
Snap-on, Inc.	88	15,338
Stanley Black & Decker, Inc.	120	20,363
Toro Co. (The)	260	16,960
W.W. Grainger, Inc.	60	14,175
Watsco, Inc.	50	8,502
Total Capital Goods		1,469,489

Commercial & Professional Services—1.0%
Cintas Corp.	160	24,933
Copart, Inc.[1]	300	12,957
Equifax, Inc.	250	29,480
Robert Half International, Inc.	160	8,886
Rollins, Inc.	250	11,633
Verisk Analytics, Inc.[1]	150	14,400
Waste Management, Inc.	390	33,657
Total Commercial & Professional Services		135,946
	Shares	Value
Consumer Durables & Apparel—2.2%
Carter’s, Inc.	60	$7,050
Garmin Ltd.	120	7,148
Hasbro, Inc.	120	10,907
Leggett & Platt, Inc.	180	8,591
Mohawk Industries, Inc.[1]	40	11,036
NIKE, Inc., Class B	2,927	183,084
NVR, Inc.[1]	6	21,049
VF Corp.	450	33,300
Total Consumer Durables & Apparel		282,165

Consumer Services—4.3%
Carnival Corp.	370	24,557
Darden Restaurants, Inc.	230	22,085
Domino’s Pizza, Inc.	70	13,227
H&R Block, Inc.	160	4,195
McDonald’s Corp.	1,725	296,907
Starbucks Corp.	2,880	165,398
Vail Resorts, Inc.	50	10,624
Yum! Brands, Inc.	322	26,278
Total Consumer Services		563,271

Diversified Financials—3.4%
Berkshire Hathaway, Inc., Class B1	980	194,256
Cboe Global Markets, Inc.	260	32,393
Eaton Vance Corp.	140	7,895
FactSet Research Systems, Inc.[2]	90	17,348
Federated Investors, Inc., Class B	110	3,969
Franklin Resources, Inc.	450	19,498
MarketAxess Holdings, Inc.	30	6,053
Morningstar, Inc.	40	3,879
MSCI, Inc.	120	15,185
S&P Global, Inc.	414	70,132
SEI Investments Co.	240	17,246
T. Rowe Price Group, Inc.	570	59,810
Total Diversified Financials		447,664

Energy—2.7%
Exxon Mobil Corp.	4,175	349,197

Food & Staples Retailing—5.3%
Costco Wholesale Corp.	718	133,634
CVS Health Corp.	1,828	132,530
Sysco Corp.	1,010	61,338
Walgreens Boots Alliance, Inc.	960	69,715
Wal-Mart Stores, Inc.	3,027	298,916
Total Food & Staples Retailing		696,133

Food, Beverage & Tobacco—5.0%
Brown-Forman Corp., Class A	110	7,396
Brown-Forman Corp., Class B	360	24,721
Campbell Soup Co.	190	9,141

52     OPPENHEIMER ETF TRUST

	Shares	Value
Food, Beverage & Tobacco (Continued)
Coca-Cola Co. (The)	2,879	$132,089
Dr Pepper Snapple Group, Inc.	170	16,500
General Mills, Inc.	520	30,831
Hershey Co. (The)	180	20,432
Hormel Foods Corp.	590	21,470
J.M. Smucker Co. (The)	130	16,151
Lamb Weston Holdings, Inc.	130	7,338
McCormick & Co., Inc.	170	17,325
PepsiCo, Inc.	1,130	135,510
Philip Morris International, Inc.	2,053	216,899
Total Food, Beverage & Tobacco		655,803

Health Care Equipment & Services—5.3%
Abbott Laboratories	1,819	103,810
Baxter International, Inc.	1,290	83,386
Becton Dickinson and Co.	238	50,921
Cardinal Health, Inc.	360	22,057
Cerner Corp.[1]	390	26,282
Cigna Corp.	270	54,834
Cooper Cos., Inc. (The)	40	8,715
Express Scripts Holding Co.[1]	490	36,574
Henry Schein, Inc.[1]	300	20,964
IDEXX Laboratories, Inc.[1]	70	10,947
Quest Diagnostics, Inc.	110	10,834
STERIS PLC	60	5,248
Teleflex, Inc.	50	12,441
UnitedHealth Group, Inc.	954	210,319
Varian Medical Systems, Inc.[1]	130	14,449
West Pharmaceutical Services, Inc.	140	13,814
Total Health Care Equipment & Services		685,595

Household & Personal Products—5.0%
Church & Dwight Co., Inc.	420	21,071
Clorox Co. (The)	130	19,336
Colgate-Palmolive Co.	1,870	141,091
Estee Lauder Cos., Inc., (The), Class A	390	49,624
Kimberly-Clark Corp.	610	73,603
Procter & Gamble Co. (The)	3,762	345,653
Total Household & Personal Products		650,378

Insurance—1.4%
Aon PLC	270	36,180
Brown & Brown, Inc.	110	5,661
Erie Indemnity Co., Class A	60	7,310
Everest Re Group Ltd.	26	5,753
Marsh & McLennan Cos., Inc.	1,480	120,457
RenaissanceRe Holdings Ltd.	30	3,768
Total Insurance		179,129
	Shares	Value
Materials—1.9%
Air Products & Chemicals, Inc.	202	$33,144
AptarGroup, Inc.	40	3,451
Avery Dennison Corp.	90	10,337
Ecolab, Inc.	232	31,130
International Flavors & Fragrances, Inc.	100	15,261
Monsanto Co.	320	37,370
NewMarket Corp.	10	3,974
PPG Industries, Inc.	200	23,364
Praxair, Inc.	240	37,123
RPM International, Inc.	110	5,766
Sherwin-Williams Co. (The)	90	36,904
Sonoco Products Co.	100	5,314
Total Materials		243,138

Media—2.8%
Cable One, Inc.[2]	2	1,406
Liberty Broadband Corp., Class A1	40	3,402
Liberty Broadband Corp., Class C1	230	19,587
News Corp., Class A	320	5,187
Omnicom Group, Inc.	230	16,751
Sirius XM Holdings, Inc.[2]	1,730	9,273
Walt Disney Co. (The)	2,894	311,134
Total Media		366,740

Pharmaceuticals, Biotechnology & Life Sciences—9.9%
Agilent Technologies, Inc.	460	30,806
Bio-Rad Laboratories, Inc., Class A1	17	4,057
Bio-Techne Corp.	74	9,587
Bioverativ, Inc.[1]	100	5,392
Bristol-Myers Squibb Co.	1,380	84,566
Eli Lilly & Co.	1,110	93,751
Johnson & Johnson	4,496	628,181
Merck & Co., Inc.	2,995	168,529
Mettler-Toledo International, Inc.[1]	40	24,781
Pfizer, Inc.	6,239	225,977
Waters Corp.[1]	60	11,591
Total Pharmaceuticals, Biotechnology & Life Sciences		1,287,218

Real Estate—2.6%
AvalonBay Communities, Inc.	180	32,114
Camden Property Trust	140	12,888
EPR Properties	50	3,273
Equity LifeStyle Properties, Inc.	80	7,122
Equity Residential	910	58,031
Extra Space Storage, Inc.	100	8,745
Federal Realty Investment Trust	50	6,640

53     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Real Estate (Continued)
Gaming and Leisure Properties, Inc.	190	$7,030
GGP, Inc.	480	11,227
Host Hotels & Resorts, Inc.	620	12,307
Lamar Advertising Co., Class A	130	9,651
Liberty Property Trust	150	6,451
Macerich Co. (The)	100	6,568
Public Storage	369	77,121
Rayonier, Inc.	120	3,796
Simon Property Group, Inc.	385	66,120
Tanger Factory Outlet Centers, Inc.[2]	170	4,507
Weingarten Realty Investors	130	4,273
Total Real Estate		337,864

Retailing—7.5%
AutoZone, Inc.[1]	34	24,186
Bed Bath & Beyond, Inc.[2]	130	2,859
Dollar General Corp.	260	24,183
Foot Locker, Inc.	140	6,563
Genuine Parts Co.	270	25,653
Home Depot, Inc. (The)	2,760	523,103
Liberty Ventures, Series A1	60	3,254
Lowe’s Cos., Inc.	820	76,211
O’Reilly Automotive, Inc.[1]	155	37,284
Pool Corp.	70	9,075
Ross Stores, Inc.	727	58,342
Target Corp.	640	41,760
Tiffany & Co.	80	8,316
TJX Cos., Inc. (The)	1,640	125,394
Tractor Supply Co.	120	8,970
Total Retailing		975,153

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.	370	32,941
Intel Corp.	4,071	187,917
Maxim Integrated Products, Inc.	240	12,547
Texas Instruments, Inc.	1,877	196,034
Versum Materials, Inc.	90	3,407
Xilinx, Inc.	270	18,203
Total Semiconductors & Semiconductor Equipment		451,049

Software & Services—19.8%
Accenture PLC, Class A	1,303	199,476
Adobe Systems, Inc.[1]	605	106,020
Alphabet, Inc., Class A1	293	308,646
Alphabet, Inc., Class C1	300	313,920
Amdocs Ltd.	276	18,073
	Shares	Value
Software & Services (Continued)
ANSYS, Inc.[1]	144	$21,253
Automatic Data Processing, Inc.	970	113,674
Broadridge Financial Solutions, Inc.	150	13,587
Cadence Design Systems, Inc.[1]	400	16,728
Fiserv, Inc.[1]	234	30,685
Gartner, Inc.[1]	60	7,389
Genpact Ltd.	160	5,078
Intuit, Inc.	470	74,157
Jack Henry & Associates, Inc.	220	25,731
Mastercard, Inc., Class A	2,160	326,938
Microsoft Corp.	5,169	442,156
Paychex, Inc.	840	57,187
Red Hat, Inc.[1]	140	16,814
Synopsys, Inc.[1]	300	25,572
Tyler Technologies, Inc.[1]	30	5,312
VeriSign, Inc.[1,2]	70	8,011
Visa, Inc., Class A	3,871	441,371
Total Software & Services		2,577,778

Technology Hardware & Equipment—0.1%
Dolby Laboratories, Inc., Class A	70	4,340
National Instruments Corp.	130	5,412
Total Technology Hardware & Equipment		9,752

Telecommunication Services—2.1%
AT&T, Inc.	7,064	274,648
Transportation—2.1%
Expeditors International of Washington, Inc.	250	16,173
JB Hunt Transport Services, Inc.	150	17,247
Landstar System, Inc.	40	4,164
Old Dominion Freight Line, Inc.	60	7,893
Union Pacific Corp.	743	99,636
United Parcel Service, Inc., Class B	1,040	123,916
Total Transportation		269,029

Utilities—0.2%
Edison International	230	14,545
WEC Energy Group, Inc.	250	16,608
Total Utilities		31,153

Total Common Stocks (Cost $12,458,453)		12,968,612
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $12,959)	12,959	12,959

54     OPPENHEIMER ETF TRUST

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $9,322)	9,322	$9,322
Total Investments—99.8% (Cost $12,480,734)		12,990,893
Other Assets in Excess of Liabilities—0.2%		20,980
Net Assets—100.0%		$13,011,873

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $41,727; total value of the collateral held by the Fund was $42,919. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $33,597 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

55     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 UNAUDITED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.1%
Dorman Products, Inc.[1]	630	$38,518
LCI Industries	600	78,000
Standard Motor Products, Inc.	330	14,820
Superior Industries International, Inc.	620	9,207
Total Automobiles & Components		140,545

Banks—14.9%
1st Source Corp.	150	7,417
Access National Corp.	120	3,341
American National Bankshares, Inc.	70	2,681
Ameris Bancorp	300	14,460
Arrow Financial Corp.	130	4,413
Atlantic Capital Bancshares, Inc.[1]	180	3,168
Banc of California, Inc.[2]	270	5,575
BancFirst Corp.	160	8,184
Banco Latinoamericano de Comercio Exterior SA, Class E	280	7,532
BancorpSouth Bank	710	22,329
Bank Mutual Corp.	360	3,834
Bank of Marin Bancorp	60	4,080
Banner Corp.	280	15,434
Bar Harbor Bankshares	140	3,781
Beneficial Bancorp, Inc.	610	10,034
Berkshire Hills Bancorp, Inc.	380	13,908
Blue Hills Bancorp, Inc.	210	4,221
Boston Private Financial Holdings, Inc.	670	10,351
Bridge Bancorp, Inc.	160	5,600
Brookline Bancorp, Inc.	690	10,833
Bryn Mawr Bank Corp.	170	7,514
Camden National Corp.	130	5,477
Capitol Federal Financial, Inc.	1,440	19,310
Cathay General Bancorp	680	28,676
CenterState Banks Corp.	450	11,578
Central Pacific Financial Corp.	260	7,756
Chemical Financial Corp.	610	32,617
Citizens & Northern Corp.	130	3,120
City Holding Co.	160	10,795
Clifton Bancorp, Inc.	190	3,249
CNB Financial Corp.	130	3,411
CoBiz Financial, Inc.	290	5,797
Columbia Banking System, Inc.	630	27,367
Community Bank System, Inc.	490	26,337
Community Trust Bancorp, Inc.	160	7,536
ConnectOne Bancorp, Inc.	260	6,695
CVB Financial Corp.	960	22,618
Dime Community Bancshares, Inc.	340	7,123
Eagle Bancorp, Inc.[1]	310	17,949
	Shares	Value
Banks (Continued)
Enterprise Financial Services Corp.	220	$9,933
Essent Group Ltd.[1]	1,490	64,696
Farmers Capital Bank Corp.	70	2,695
Farmers National Banc Corp.	289	4,263
FCB Financial Holdings, Inc., Class A1	310	15,748
Fidelity Southern Corp.	160	3,488
Financial Institutions, Inc.	120	3,732
First Bancorp	190	6,709
First Busey Corp.	310	9,281
First Citizens BancShares, Inc., Class A	65	26,195
First Commonwealth Financial Corp.	880	12,602
First Community Bancshares, Inc.	150	4,309
First Connecticut Bancorp, Inc.	130	3,399
First Defiance Financial Corp.	90	4,677
First Financial Bancorp	570	15,019
First Financial Bankshares, Inc.[2]	600	27,030
First Financial Corp.	110	4,988
First Foundation, Inc.[1]	250	4,635
First Interstate BancSystem, Inc., Class A	250	10,012
First Merchants Corp.	400	16,824
First Midwest Bancorp, Inc.	1,020	24,490
First of Long Island Corp. (The)	210	5,985
Flagstar Bancorp, Inc.[1]	140	5,239
Flushing Financial Corp.	260	7,150
Fulton Financial Corp.	1,580	28,282
German American Bancorp, Inc.	190	6,713
Glacier Bancorp, Inc.[2]	710	27,967
Great Southern Bancorp, Inc.	90	4,648
Great Western Bancorp, Inc.	460	18,308
Guaranty Bancorp	200	5,530
Hancock Holding Co.	610	30,195
Hanmi Financial Corp.	260	7,891
Heartland Financial USA, Inc.	200	10,730
Heritage Commerce Corp.	340	5,209
Heritage Financial Corp.	280	8,624
Hilltop Holdings, Inc.	570	14,438
Home BancShares, Inc.[2]	1,220	28,365
HomeStreet, Inc.[1]	210	6,079
HomeTrust Bancshares, Inc.[1]	150	3,862
Hope Bancorp, Inc.	1,071	19,546
Horizon Bancorp	170	4,726
IBERIABANK Corp.	430	33,325
Independent Bank Corp.	250	17,463
Independent Bank Group, Inc.	120	8,112
International Bancshares Corp.	440	17,468

56     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
Investors Bancorp, Inc.	2,588	$35,921
Kearny Financial Corp.	730	10,549
Lakeland Bancorp, Inc.	390	7,508
Lakeland Financial Corp.	240	11,638
LegacyTexas Financial Group, Inc.	370	15,618
Live Oak Bancshares, Inc.	120	2,862
MainSource Financial Group, Inc.	200	7,262
MB Financial, Inc.	740	32,945
Mercantile Bank Corp.	120	4,244
Meridian Bancorp, Inc.	460	9,476
Meta Financial Group, Inc.	70	6,486
Midland States Bancorp, Inc.	130	4,222
National Bank Holdings Corp., Class A	220	7,135
National Bankshares, Inc.	70	3,182
National Commerce Corp.[1]	80	3,220
NBT Bancorp, Inc.	410	15,088
Nicolet Bankshares, Inc.[1]	80	4,379
NMI Holdings, Inc., Class A1	700	11,900
Northfield Bancorp, Inc.	400	6,832
Northwest Bancshares, Inc.	920	15,392
OceanFirst Financial Corp.	280	7,350
Oritani Financial Corp.	480	7,872
Pacific Premier Bancorp, Inc.[1]	340	13,600
Park National Corp.	140	14,560
Peapack Gladstone Financial Corp.	120	4,202
Peoples Bancorp, Inc.	140	4,567
People’s Utah Bancorp	130	3,939
Preferred Bank	100	5,878
Provident Financial Services, Inc.	610	16,452
QCR Holdings, Inc.	120	5,142
Renasant Corp.	420	17,174
Republic Bancorp, Inc., Class A	90	3,422
S&T Bancorp, Inc.	300	11,943
Sandy Spring Bancorp, Inc.	220	8,584
Seacoast Banking Corp. of Florida[1]	330	8,319
ServisFirst Bancshares, Inc.	420	17,430
Simmons First National Corp., Class A	330	18,843
South State Corp.	341	29,718
Southside Bancshares, Inc.	220	7,410
State Bank Financial Corp.	360	10,742
Sterling Bancorp	1,230	30,258
Stock Yards Bancorp, Inc.	220	8,294
Sun Bancorp, Inc.	110	2,673
Territorial Bancorp, Inc.	80	2,470
Texas Capital Bancshares, Inc.[1]	300	26,670
	Shares	Value
Banks (Continued)
Tompkins Financial Corp.	140	$11,389
TowneBank	510	15,683
TriCo Bancshares	190	7,193
TriState Capital Holdings, Inc.[1]	150	3,450
TrustCo Bank Corp. NY	840	7,728
Trustmark Corp.	630	20,072
UMB Financial Corp.	370	26,610
Umpqua Holdings Corp.	2,010	41,808
Union Bankshares Corp.	410	14,830
United Bankshares, Inc.	971	33,742
United Community Banks, Inc.	560	15,758
United Community Financial Corp.	320	2,922
United Financial Bancorp, Inc.	490	8,644
Univest Corp. of Pennsylvania	230	6,452
Valley National Bancorp	2,390	26,816
Veritex Holdings, Inc.[1]	110	3,035
Walker & Dunlop, Inc.[1]	240	11,400
Washington Federal, Inc.	910	31,168
Washington Trust Bancorp, Inc.	150	7,988
WashingtonFirst Bankshares, Inc.	90	3,083
Waterstone Financial, Inc.	210	3,581
WesBanco, Inc.	390	15,854
West Bancorporation, Inc.	130	3,270
Westamerica Bancorporation	250	14,888
Western New England Bancorp, Inc.	250	2,725
Wintrust Financial Corp.	520	42,832
WSFS Financial Corp.	280	13,398
Total Banks		1,916,371

Capital Goods—8.5%
AAON, Inc.	1,090	40,003
Aerovironment, Inc.[1]	300	16,848
Alamo Group, Inc.	230	25,960
Apogee Enterprises, Inc.	410	18,749
Applied Industrial Technologies, Inc.	813	55,365
Argan, Inc.	260	11,700
Astec Industries, Inc.	580	33,930
Barnes Group, Inc.	773	48,908
BMC Stock Holdings, Inc.[1]	1,230	31,119
Comfort Systems USA, Inc.	810	35,356
Curtiss-Wright Corp.	848	103,329
Eastern Co. (The)	140	3,661
EMCOR Group, Inc.	1,314	107,419
EnerSys	580	40,385
ESCO Technologies, Inc.	470	28,318
Franklin Electric Co., Inc.	670	30,753
Gencor Industries, Inc.[1]	345	5,710
Gorman-Rupp Co. (The)	320	9,987

57     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Capital Goods (Continued)
Graham Corp.	200	$4,186
Kadant, Inc.	280	28,112
Kaman Corp.	450	26,478
LSI Industries, Inc.	300	2,064
Masonite International Corp.[1]	725	53,759
Miller Industries, Inc.	260	6,708
Mueller Industries, Inc.	800	28,344
MYR Group, Inc.[1]	280	10,004
Nexeo Solutions, Inc.[1]	950	8,645
Omega Flex, Inc.	40	2,856
Raven Industries, Inc.	790	27,137
Simpson Manufacturing Co., Inc.	1,310	75,207
Spartan Motors, Inc.	561	8,836
Sparton Corp.[1]	230	5,304
Standex International Corp.	260	26,481
Tennant Co.	370	26,881
Trex Co., Inc.[1]	360	39,020
Woodward, Inc.	914	69,958
Total Capital Goods		1,097,480

Commercial & Professional Services—6.0%
ABM Industries, Inc.	920	34,702
Brady Corp., Class A	1,160	43,964
CRA International, Inc.	180	8,091
Ennis, Inc.	630	13,072
Exponent, Inc.	800	56,880
Franklin Covey Co.[1]	220	4,565
FTI Consulting, Inc.[1]	630	27,065
Healthcare Services Group, Inc.	2,337	123,207
Heidrick & Struggles International, Inc.	310	7,611
Herman Miller, Inc.	1,400	56,070
Insperity, Inc.	858	49,206
Kimball International, Inc., Class B	690	12,882
Knoll, Inc.	730	16,819
LSC Communications, Inc.	510	7,727
Matthews International Corp., Class A	440	23,232
McGrath Rentcorp	430	20,201
MSA Safety, Inc.	490	37,985
Navigant Consulting, Inc.[1]	1,130	21,933
On Assignment, Inc.[1]	844	54,244
Resources Connection, Inc.	680	10,506
RPX Corp.	820	11,021
Tetra Tech, Inc.	830	39,965
TrueBlue, Inc.[1]	900	24,750
UniFirst Corp.	400	65,960
Total Commercial & Professional Services		771,658
	Shares	Value
Consumer Durables & Apparel—2.9%
American Outdoor Brands Corp.[1,2]	870	$11,171
AV Homes, Inc.[1]	160	2,664
Callaway Golf Co.[2]	1,740	24,238
Cavco Industries, Inc.[1]	169	25,789
Columbia Sportswear Co.	480	34,502
Crocs, Inc.[1]	1,090	13,778
CSS Industries, Inc.	180	5,010
Culp, Inc.	240	8,040
Ethan Allen Interiors, Inc.	520	14,872
Flexsteel Industries, Inc.	130	6,081
Hamilton Beach Brands Holding Co., Class A	110	2,826
Helen of Troy Ltd.[1]	360	34,686
Hooker Furniture Corp.	260	11,037
iRobot Corp.[1,2]	520	39,884
Johnson Outdoors, Inc., Class A	70	4,346
La-Z-Boy, Inc.	1,210	37,752
MCBC Holdings, Inc.[1]	240	5,333
Steven Madden Ltd.[1]	1,210	56,507
Sturm Ruger & Co., Inc.[2]	390	21,782
Universal Electronics, Inc.[1]	212	10,017
Total Consumer Durables & Apparel		370,315

Consumer Services—7.6%
BJ’s Restaurants, Inc.	480	17,472
Bloomin’ Brands, Inc.	2,090	44,601
Brinker International, Inc.	1,630	63,309
Buffalo Wild Wings, Inc.[1]	490	76,611
Capella Education Co.	190	14,706
Cheesecake Factory, Inc. (The)[2]	1,750	84,315
Churchill Downs, Inc.	200	46,540
Collectors Universe, Inc.	240	6,874
Cracker Barrel Old Country Store, Inc.	650	103,278
Dave & Buster’s Entertainment, Inc.[1]	620	34,205
Del Frisco’s Restaurant Group, Inc.[1]	470	7,167
Golden Entertainment, Inc.[1]	280	9,142
Grand Canyon Education, Inc.[1]	757	67,774
Habit Restaurants, Inc. (The), Class A1,2	330	3,152
International Speedway Corp., Class A	730	29,091
Jack in the Box, Inc.	830	81,431
Monarch Casino & Resort, Inc.[1]	140	6,275
Nathan’s Famous, Inc.	70	5,285
Papa John’s International, Inc.[2]	780	43,766
Planet Fitness, Inc., Class A1	1,660	57,486

58     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services (Continued)
Potbelly Corp.[1]	400	$4,920
Regis Corp.[1]	730	11,213
Ruth’s Hospitality Group, Inc.	800	17,320
Sonic Corp.	570	15,664
Speedway Motorsports, Inc.	170	3,208
Texas Roadhouse, Inc.	1,800	94,824
Wingstop, Inc.	680	26,506
Total Consumer Services		976,135

Diversified Financials—3.8%
AG Mortgage Investment Trust, Inc.	330	6,273
Anworth Mortgage Asset Corp.	840	4,570
Apollo Commercial Real Estate Finance, Inc.	2,093	38,616
Ares Commercial Real Estate Corp.	350	4,515
ARMOUR Residential REIT, Inc.	230	5,916
Artisan Partners Asset Management, Inc., Class A	670	26,465
Capstead Mortgage Corp.	930	8,044
Cherry Hill Mortgage Investment Corp.	200	3,598
Cohen & Steers, Inc.	400	18,916
CYS Investments, Inc.	1,120	8,994
Diamond Hill Investment Group, Inc.	67	13,846
Dynex Capital, Inc.	490	3,435
Evercore, Inc., Class A	620	55,800
Financial Engines, Inc.	420	12,726
FirstCash, Inc.	640	43,168
Great Ajax Corp.	250	3,455
Greenhill & Co., Inc.	340	6,630
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	410	9,865
Houlihan Lokey, Inc.	350	15,900
INTL. FCStone, Inc.[1]	100	4,253
Invesco Mortgage Capital, Inc.	1,210	21,574
Ladder Capital Corp.	550	7,496
Moelis & Co., Class A	390	18,915
MTGE Investment Corp.	440	8,140
Nelnet, Inc., Class A	140	7,669
New York Mortgage Trust, Inc.	850	5,244
OM Asset Management PLC	950	15,913
Owens Realty Mortgage, Inc.	180	2,882
PennyMac Mortgage Investment Trust	610	9,803
PRA Group, Inc.[1]	300	9,960
Redwood Trust, Inc.	800	11,856
Stifel Financial Corp.	400	23,824
Sutherland Asset Management Corp.	230	3,484
	Shares	Value
Diversified Financials (Continued)
Virtu Financial, Inc., Class A2	160	$2,928
Virtus Investment Partners, Inc.	60	6,903
Waddell & Reed Financial, Inc., Class A	1,120	25,021
Westwood Holdings Group, Inc.	160	10,594
Total Diversified Financials		487,191

Energy—0.3%
Dril-Quip, Inc.[1]	550	26,235
NACCO Industries, Inc., Class A	50	1,883
Natural Gas Services Group, Inc.[1]	190	4,978
REX American Resources Corp.[1]	80	6,623
Total Energy		39,719

Food & Staples Retailing—0.1%
Village Super Market, Inc., Class A	180	4,128
Weis Markets, Inc.	170	7,036
Total Food & Staples Retailing		11,164

Food, Beverage & Tobacco—3.5%
B&G Foods, Inc.	820	28,823
Bob Evans Farms, Inc.	680	53,598
Boston Beer Co., Inc. (The), Class A1,2	190	36,309
Cal-Maine Foods, Inc.[1]	810	36,004
Fresh Del Monte Produce, Inc.	820	39,089
J&J Snack Foods Corp.	400	60,732
John B. Sanfilippo & Son, Inc.	170	10,753
Lancaster Colony Corp.	921	119,002
Tootsie Roll Industries, Inc.[2]	460	16,744
Universal Corp.	310	16,275
Vector Group Ltd.	1,770	39,613
Total Food, Beverage & Tobacco		456,942

Health Care Equipment & Services—9.0%
Abaxis, Inc.	350	17,332
Analogic Corp.	300	25,125
AngioDynamics, Inc.[1]	490	8,149
Atrion Corp.	36	22,702
Cantel Medical Corp.	768	79,004
Chemed Corp.	517	125,641
CorVel Corp.[1]	340	17,986
Cutera, Inc.[1]	210	9,523
Exactech, Inc.[1]	240	11,868
Globus Medical, Inc., Class A1	1,390	57,129
Haemonetics Corp.[1]	920	53,434
HealthEquity, Inc.[1]	330	15,398
HealthSouth Corp.[1]	1,630	80,538
HealthStream, Inc.[1]	340	7,874
ICU Medical, Inc.[1]	480	103,680
Integer Holdings Corp.[1]	410	18,573

59     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Integra LifeSciences Holdings Corp.[1]	880	$42,117
LeMaitre Vascular, Inc.	290	9,234
LHC Group, Inc.[1]	250	15,312
LivaNova PLC[1]	900	71,928
Masimo Corp.[1]	1,120	94,976
Molina Healthcare, Inc.[1,2]	660	50,609
National Healthcare Corp.	240	14,626
National Research Corp., Class A	130	4,849
Neogen Corp.[1]	787	64,699
Orthofix International NV1	430	23,521
Owens & Minor, Inc.	1,510	28,509
Penumbra, Inc.[1,2]	390	36,699
Providence Service Corp. (The)[1]	180	10,681
Quality Systems, Inc.[1]	990	13,444
Simulations Plus, Inc.	220	3,542
US Physical Therapy, Inc.	200	14,440
Utah Medical Products, Inc.	120	9,768
Total Health Care Equipment & Services		1,162,910

Household & Personal Products—0.6%
Inter Parfums, Inc.	290	12,601
Medifast, Inc.	210	14,660
Oil-Dri Corp. of America	80	3,320
WD-40 Co.	360	42,480
Total Household & Personal Products		73,061

Insurance—3.3%
AMERISAFE, Inc.	290	17,864
AmTrust Financial Services, Inc.	580	5,841
Argo Group International Holdings Ltd.	350	21,578
Baldwin & Lyons, Inc., Class B	130	3,113
CNO Financial Group, Inc.	1,420	35,060
EMC Insurance Group, Inc.	100	2,869
Employers Holdings, Inc.	310	13,764
Enstar Group Ltd.[1]	140	28,105
FBL Financial Group, Inc., Class A	100	6,965
Global Indemnity Ltd.[1]	100	4,202
Greenlight Capital Re Ltd., Class A1	340	6,834
Horace Mann Educators Corp.	380	16,758
Infinity Property & Casualty Corp.	130	13,780
Investors Title Co.	20	3,967
James River Group Holdings Ltd.	300	12,003
Kemper Corp.	280	19,292
Kinsale Capital Group, Inc.	80	3,600
Maiden Holdings Ltd.	590	3,894
National General Holdings Corp.	600	11,784
	Shares	Value
Insurance (Continued)
National Western Life Group, Inc., Class A	20	$6,620
Navigators Group, Inc. (The)	240	11,688
Primerica, Inc.	480	48,744
RLI Corp.	650	39,429
Safety Insurance Group, Inc.	210	16,884
Selective Insurance Group, Inc.	730	42,851
State Auto Financial Corp.	110	3,203
Stewart Information Services Corp.	200	8,460
Third Point Reinsurance Ltd.[1]	680	9,962
United Fire Group, Inc.	160	7,293
Total Insurance		426,407

Materials—3.9%
A. Schulman, Inc.	560	20,860
Chase Corp.	170	20,485
Deltic Timber Corp.	140	12,817
FutureFuel Corp.	940	13,245
GCP Applied Technologies, Inc.[1]	980	31,262
H.B. Fuller Co.	690	37,170
Hawkins, Inc.	270	9,504
Ingevity Corp.[1]	690	48,624
Innophos Holdings, Inc.	370	17,290
KMG Chemicals, Inc.	120	7,930
Louisiana-Pacific Corp.[1]	3,190	83,769
Materion Corp.	250	12,150
Neenah Paper, Inc.	380	34,447
Quaker Chemical Corp.	340	51,269
Sensient Technologies Corp.	1,040	76,076
Stepan Co.	250	19,742
UFP Technologies, Inc.[1]	140	3,892
United States Lime & Minerals, Inc.	60	4,626
Total Materials		505,158

Media—1.2%
E.W. Scripps Co., (The), Class A1	730	11,410
IMAX Corp.[1]	1,280	29,632
Meredith Corp.	567	37,450
MSG Networks, Inc., Class A1	2,370	47,992
New York Times Co., (The), Class A	1,740	32,190
Saga Communications, Inc., Class A	50	2,023
Total Media		160,697

Pharmaceuticals, Biotechnology & Life Sciences—0.6%
Amphastar Pharmaceuticals, Inc.[1]	460	8,850
Genomic Health, Inc.[1]	260	8,892
Luminex Corp.	610	12,017

60     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
PRA Health Sciences, Inc.[1]	480	$43,714
Total Pharmaceuticals, Biotechnology & Life Sciences		73,473

Real Estate—12.3%
Acadia Realty Trust	1,040	28,454
Agree Realty Corp.	460	23,662
Alexander’s, Inc.	40	15,834
American Assets Trust, Inc.	470	17,973
Armada Hoffler Properties, Inc.	610	9,473
CareTrust REIT, Inc.	590	9,888
CBL & Associates Properties, Inc.	1,700	9,622
Cedar Realty Trust, Inc.	660	4,013
Chatham Lodging Trust	450	10,242
Chesapeake Lodging Trust	880	23,839
City Office REIT, Inc.	200	2,602
Community Healthcare Trust, Inc.	120	3,372
Consolidated-Tomoka Land Co.	50	3,175
Cousins Properties, Inc.	4,992	46,176
DiamondRock Hospitality Co.	2,770	31,273
Easterly Government Properties, Inc.	330	7,042
EastGroup Properties, Inc.	660	58,331
Education Realty Trust, Inc.	700	24,444
First Industrial Realty Trust, Inc.	1,920	60,422
Forestar Group, Inc.[1]	470	10,340
Four Corners Property Trust, Inc.	1,130	29,041
Franklin Street Properties Corp.	910	9,773
GEO Group, Inc. (The)	1,300	30,680
Getty Realty Corp.	470	12,765
Gladstone Commercial Corp.	210	4,423
Global Net Lease, Inc.	600	12,348
Government Properties Income Trust	890	16,501
Gramercy Property Trust	1,180	31,459
Healthcare Realty Trust, Inc.	1,720	55,246
Hersha Hospitality Trust	660	11,484
HFF, Inc., Class A	580	28,211
InfraREIT, Inc.	330	6,131
Investors Real Estate Trust	1,050	5,964
iStar, Inc.[1]	620	7,006
Kennedy-Wilson Holdings, Inc.	520	9,022
Kite Realty Group Trust	610	11,956
LaSalle Hotel Properties	1,930	54,175
Lexington Realty Trust	3,070	29,625
LTC Properties, Inc.	820	35,711
Marcus & Millichap, Inc.[1]	180	5,870
Monmouth Real Estate Investment Corp.	990	17,622
	Shares	Value
Real Estate (Continued)
National Health Investors, Inc.	820	$61,812
National Storage Affiliates Trust	360	9,814
NexPoint Residential Trust, Inc.	160	4,470
One Liberty Properties, Inc.	210	5,443
Pebblebrook Hotel Trust	750	27,877
Physicians Realty Trust	1,590	28,604
Potlatch Corp.	380	18,962
Preferred Apartment Communities, Inc., Class A	190	3,848
PS Business Parks, Inc.	410	51,287
QTS Realty Trust, Inc., Class A	410	22,206
Ramco-Gershenson Properties Trust	1,120	16,498
RE/MAX Holdings, Inc., Class A	300	14,550
Retail Opportunity Investments Corp.	1,220	24,339
Rexford Industrial Realty, Inc.	820	23,911
RLJ Lodging Trust	2,115	46,467
RMR Group, Inc. (The), Class A	100	5,930
Ryman Hospitality Properties, Inc.	840	57,977
Sabra Health Care REIT, Inc.	640	12,013
Saul Centers, Inc.	170	10,498
Select Income REIT	850	21,361
St Joe Co. (The)[1]	430	7,762
STAG Industrial, Inc.	940	25,690
Summit Hotel Properties, Inc.	1,930	29,394
Sunstone Hotel Investors, Inc.	3,070	50,747
Terreno Realty Corp.	510	17,881
UMH Properties, Inc.	330	4,917
Universal Health Realty Income Trust	220	16,524
Urban Edge Properties	1,650	42,059
Urstadt Biddle Properties, Inc., Class A	490	10,653
Washington Prime Group, Inc.[2]	1,310	9,327
Washington Real Estate Investment Trust	1,520	47,302
Whitestone REIT	320	4,611
Xenia Hotels & Resorts, Inc.	1,310	28,283
Total Real Estate		1,588,207

Retailing—3.1%
Aaron’s, Inc.	1,420	56,587
Big Lots, Inc.	920	51,658
Buckle, Inc. (The)[2]	440	10,450
Cato Corp., (The), Class A	580	9,234
Chico’s FAS, Inc.	3,090	27,254
Children’s Place, Inc. (The)	450	65,407
Dillard’s, Inc., Class A	220	13,211
DSW, Inc., Class A	1,400	29,974

61     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS UNAUDITED CONTINUED
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Retailing (Continued)
Finish Line, Inc., (The), Class A2	910	$13,222
FTD Cos., Inc.[1]	200	1,438
Genesco, Inc.[1]	360	11,700
Guess?, Inc.	940	15,867
Haverty Furniture Cos., Inc.	540	12,231
Hibbett Sports, Inc.[1,2]	540	11,016
PetMed Express, Inc.[2]	280	12,740
Shoe Carnival, Inc.	240	6,420
Shutterfly, Inc.[1]	430	21,393
Sleep Number Corp.[1]	500	18,795
Vitamin Shoppe, Inc.[1,2]	320	1,408
Weyco Group, Inc.	160	4,755
Winmark Corp.	30	3,882
Total Retailing		398,642

Semiconductors & Semiconductor Equipment—0.8%
Advanced Energy Industries, Inc.[1]	900	60,732
NVE Corp.	140	12,040
Photronics, Inc.[1]	1,260	10,741
Rudolph Technologies, Inc.[1]	650	15,535
Total Semiconductors & Semiconductor Equipment		99,048

Software & Services—7.3%
8x8, Inc.[1]	1,320	18,612
American Software, Inc., Class A	810	9,420
Aspen Technology, Inc.[1]	4,243	280,887
Cardtronics PLC, Class A1	650	12,038
Cimpress NV1	380	45,554
Convergys Corp.	2,160	50,760
EPAM Systems, Inc.[1]	1,350	145,030
EVERTEC, Inc.	1,080	14,742
ExlService Holdings, Inc.[1]	860	51,901
Hackett Group, Inc. (The)	600	9,426
ManTech International Corp., Class A	650	32,623
MAXIMUS, Inc.	1,770	126,697
NIC, Inc.	1,950	32,370
Progress Software Corp.	1,040	44,273
Syntel, Inc.[1]	1,240	28,508
TeleTech Holdings, Inc.	320	12,880
XO Group, Inc.[1]	600	11,076
Zix Corp.[1]	2,010	8,804
Total Software & Services		935,601

Technology Hardware & Equipment—3.1%
ADTRAN, Inc.	900	17,415
Anixter International, Inc.[1]	792	60,192
AVX Corp.	1,660	28,718
	Shares	Value
Technology Hardware & Equipment (Continued)
Badger Meter, Inc.	780	$37,284
Benchmark Electronics, Inc.[1]	1,040	30,264
Daktronics, Inc.	460	4,200
InterDigital, Inc.	630	47,974
Intevac, Inc.[1]	240	1,644
Iteris, Inc.[1]	450	3,136
Itron, Inc.[1]	650	44,330
Kimball Electronics, Inc.[1]	370	6,752
Napco Security Technologies, Inc.[1]	310	2,713
Novanta, Inc.[1]	630	31,500
PCM, Inc.[1]	140	1,386
ScanSource, Inc.[1]	610	21,838
Vishay Intertechnology, Inc.	2,570	53,328
Total Technology Hardware & Equipment		392,674

Telecommunication Services—0.2%
ATN International, Inc.	340	18,788
Spok Holdings, Inc.	510	7,982
Total Telecommunication Services		26,770

Transportation—1.8%
Daseke, Inc.[1,2]	660	9,431
Echo Global Logistics, Inc.[1]	340	9,520
Forward Air Corp.	1,042	59,853
Heartland Express, Inc.	1,080	25,207
Knight-Swift Transportation Holdings, Inc.[2]	1,830	80,008
Marten Transport Ltd.	800	16,240
Werner Enterprises, Inc.	660	25,509
Total Transportation		225,768

Utilities—3.9%
ALLETE, Inc.	690	51,308
Artesian Resources Corp., Class A	110	4,242
Avista Corp.	790	40,677
California Water Service Group	690	31,292
Consolidated Water Co. Ltd.	270	3,402
El Paso Electric Co.	540	29,889
IDACORP, Inc.	700	63,952
MGE Energy, Inc.	650	41,015
Middlesex Water Co.	250	9,978
Northwest Natural Gas Co.	420	25,053
NorthWestern Corp.	670	39,999
Portland General Electric Co.	1,550	70,649
SJW Group	240	15,319
Southwest Gas Holdings, Inc.	807	64,947
York Water Co. (The)	180	6,102
Total Utilities		497,824

Total Common Stocks (Cost $12,476,183)		12,833,760

62     OPPENHEIMER ETF TRUST

	Shares	Value
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $23,358)	23,358	$23,358
Investment of Cash Collateral for Securities Loaned—2.0%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 1.19%[3] (Cost $256,824)	256,824	256,824
Total Investments—102.0% (Cost $12,756,365)		13,113,942
Liabilities in Excess of Other Assets—(2.0)%		(252,683)
Net Assets—100.0%		$12,861,259

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $528,559; total value of the collateral held by the Fund was $548,140. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $291,316 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

63     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 2017 UNAUDITED

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$5,141,349	$5,281,249	$5,153,548	$5,309,848
Cash	5,606	30	4,712	—
Receivables and other assets:
Dividends	4,225	4,824	6,691	7,670
Investment securities sold	12,401	12,185	17,114	12,226
Securities lending income, net (Note 4)	8	10	—	59
Total Assets	5,163,589	5,298,298	5,182,065	5,329,803

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	29,083	21,890	—	101,228
Due to custodian	—	—	—	77
Income Distributions	13,698	16,408	19,104	16,146
Management fees (Note 9)	833	846	833	836
Total Liabilities	43,614	39,144	19,937	118,287

Net Assets	$5,119,975	$5,259,154	$5,162,128	$5,211,516

Composition of Net Assets:
Paid-in capital	$4,987,935	$5,000,025	$5,000,025	$5,000,025
Undistributed net investment income	25	52	2	89
Accumulated undistributed net realized gain on investments	36,304	137	721	701
Net unrealized appreciation on investments	95,711	258,940	161,380	210,701

Net Assets	$5,119,975	$5,259,154	$5,162,128	$5,211,516
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	200,000	200,000
Net asset value, offering and redemption price per share	$25.60	$26.30	$25.81	$26.06
Investments at cost	$5,045,638	$5,022,309	$4,992,168	$5,099,147
1. Includes market value of securities on loan:	$44,985	$46,680	$—	$249,700
2. Non-cash collateral for securities on loan:	$17,535	$26,266	$—	$157,167

The accompanying notes are an integral part of these financial statements.

64     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$5,149,097	$5,180,312	$12,990,893	$13,113,942
Cash	6,239	—	25,319	—
Receivables and other assets:
Dividends	4,134	8,657	14,239	21,955
Investment securities sold	12,640	21,906	35,948	30,274
Securities lending income, net (Note 4)	10	3	11	435
Total Assets	5,172,120	5,210,878	13,066,410	13,166,606

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	14,737	9,131	9,322	256,824
Due to custodian	—	37	—	—
Income Distributions	14,594	26,454	42,020	44,230
Management fees (Note 9)	828	833	3,195	4,293
Total Liabilities	30,159	36,455	54,537	305,347

Net Assets	$5,141,961	$5,174,423	$13,011,873	$12,861,259

Composition of Net Assets:
Paid-in capital	$5,000,025	$5,000,025	$12,500,025	$12,500,025
Undistributed net investment income (loss)	65	81	131	(190)
Accumulated undistributed net realized gain on investments	474	569	1,558	3,847
Net unrealized appreciation on investments	141,397	173,748	510,159	357,577

Net Assets	$5,141,961	$5,174,423	$13,011,873	$12,861,259
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	500,000	500,000
Net asset value, offering and redemption price per share	$25.71	$25.87	$26.02	$25.72
Investments at cost	$5,007,700	$5,006,564	$12,480,734	$12,756,365
1. Includes market value of securities on loan:	$34,851	$10,203	$41,727	$528,559
2. Non-cash collateral for securities on loan:	$21,198	$1,356	$33,597	$291,316

The accompanying notes are an integral part of these financial statements.

65     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS For the Period Ended December 31, 2017 UNaudited

	Oppenheimer Russell 1000® Momentum Factor ETF[1]	Oppenheimer Russell 1000® Value Factor ETF[1]	Oppenheimer Russell 1000® Low Volatility Factor ETF[1]	Oppenheimer Russell 1000® Size Factor ETF[1]
Investment Income:
Dividend income	$15,064	$17,792	$20,486	$17,552
Foreign withholding tax	(1)	(1)	—	(5)
Securities lending income, net (Note 4)	39	65	—	74
Total Income	15,102	17,856	20,486	17,621

Expenses
Management fees (Note 9)	1,379	1,396	1,380	1,386

Net Investment Income	13,723	16,460	19,106	16,235

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,172)	137	721	701
Net realized gain on in-kind redemptions	39,476	—	—	—
Total net realized gain	36,304	137	721	701
Net change in unrealized appreciation on investments	95,711	258,940	161,380	210,701
Net realized and unrealized gain on investments	132,015	259,077	162,101	211,402
Net Increase in Net Assets Resulting From Operations	$145,738	$275,537	$181,207	$227,637

1. Commencement of Operations was November 8, 2017.

The accompanying notes are an integral part of these financial statements.

66     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF[1]	Oppenheimer Russell 1000® Yield Factor ETF[1]	Oppenheimer Russell 1000® Dynamic Multifactor ETF[1]	Oppenheimer Russell 2000® Dynamic Multifactor ETF[1]
Investment Income:
Dividend income	$15,988	$27,909	$47,425	$50,635
Securities lending income, net (Note 4)	48	6	15	549
Total Income	16,036	27,915	47,440	51,184

Expenses
Management fees (Note 9)	1,377	1,380	5,289	7,144

Net Investment Income	14,659	26,535	42,151	44,040

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	474	569	1,558	3,847
Net change in unrealized appreciation on investments	141,397	173,748	510,159	357,577
Net realized and unrealized gain on investments	141,871	174,317	511,717	361,424
Net Increase in Net Assets Resulting From Operations	$156,530	$200,852	$553,868	$405,464

1. Commencement of Operations was November 8, 2017.

The accompanying notes are an integral part of these financial statements.

67     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
	For the Period November 8, 2017[1] to December 31, 2017	For the Period November 8, 2017[1] to December 31, 2017	For the Period November 8, 2017[1] to December 31, 2017	For the Period November 8, 2017[1] to December 31, 2017
Operations:
Net investment income	$13,723	$16,460	$19,106	$16,235
Net realized gain on investments and in-kind redemptions	36,304	137	721	701
Net change in unrealized appreciation on investments	95,711	258,940	161,380	210,701
Net increase in net assets resulting from operations	145,738	275,537	181,207	227,637

Distributions to Shareholders From:
Net investment income	(13,698)	(16,408)	(19,104)	(16,146)

Shareholder Transactions:
Proceeds from shares sold	6,275,013	5,000,025	5,000,025	5,000,025
Cost of shares redeemed	(1,287,078)	—	—	—
Net increase in net assets resulting from shareholder transactions	4,987,935	5,000,025	5,000,025	5,000,025
Increase in net assets	5,119,975	5,259,154	5,162,128	5,211,516

Net Assets:
Beginning of period	—	—	—	—
End of period	$5,119,975	$5,259,154	$5,162,128	$5,211,516
Undistributed net investment income included in net assets at end of period	$25	$52	$2	$89

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	250,000	200,000	200,000	200,000
Shares redeemed	(50,000)	—	—	—
Shares outstanding, end of period	200,000	200,000	200,000	200,000

1. Commencement of operations.

The accompanying notes are an integral part of these financial statements.

68     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF
	For the Period November 8, 2017[1] to December 31, 2017	For the Period November 8, 2017[1] to December 31, 2017	For the Period November 8, 2017[1] to December 31, 2017	For the Period November 8, 2017[1] to December 31, 2017
Operations:
Net investment income	$14,659	$26,535	$42,151	$44,040
Net realized gain on investments	474	569	1,558	3,847
Net change in unrealized appreciation on investments	141,397	173,748	510,159	357,577
Net increase in net assets resulting from operations	156,530	200,852	553,868	405,464

Distributions to Shareholders From:
Net investment income	(14,594)	(26,454)	(42,020)	(44,230)

Shareholder Transactions:
Proceeds from shares sold	5,000,025	5,000,025	12,500,025	12,500,025
Increase in net assets	5,141,961	5,174,423	13,011,873	12,861,259

Net Assets:
Beginning of period	—	—	—	—
End of period	$5,141,961	$5,174,423	$13,011,873	$12,861,259
Undistributed net investment income (loss) included in net assets at end of period	$65	$81	$131	$(190)

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	200,000	200,000	500,000	500,000
Shares redeemed	—	—	—	—
Shares outstanding, end of period	200,000	200,000	500,000	500,000

1. Commencement of operations.

The accompanying notes are an integral part of these financial statements.

69     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Momentum Factor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.07
Net realized and unrealized gain on investments	0.60
Total gain from investment operations	0.67

Less Distributions from:
Net investment income	(0.07)
Net asset value, end of period	$25.60

Total Return at Net Asset Value[3]	2.67%

Total Return at Market Value[3]	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,120
Average Net Assets (000’s) omitted	5,096
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	1.89%[4]
Portfolio turnover rate[5]	9.91%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

70     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Value Factor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.08
Net realized and unrealized gain on investments	1.30
Total gain from investment operations	1.38

Less Distributions from:
Net investment income	(0.08)
Net asset value, end of period	$26.30

Total Return at Net Asset Value[3]	5.51%

Total Return at Market Value[3]	5.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,259
Average Net Assets (000’s) omitted	5,157
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	2.24%[4]
Portfolio turnover rate[5]	0.31%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

71     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Low Volatility Factor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.10
Net realized and unrealized gain on investments	0.81
Total gain from investment operations	0.91

Less Distributions from:
Net investment income	(0.10)
Net asset value, end of period	$25.81

Total Return at Net Asset Value[3]	3.62%

Total Return at Market Value[3]	3.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,162
Average Net Assets (000’s) omitted	5,096
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	2.63%[4]
Portfolio turnover rate[5]	0.96%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

72     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Size Factor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.08
Net realized and unrealized gain on investments	1.06
Total gain from investment operations	1.14

Less Distributions from:
Net investment income	(0.08)
Net asset value, end of period	$26.06

Total Return at Net Asset Value[3]	4.55%

Total Return at Market Value[3]	4.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,212
Average Net Assets (000’s) omitted	5,120
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	2.23%[4]
Portfolio turnover rate[5]	0.50%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

73     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Quality Factor ETF	For the Period November 08, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.07
Net realized and unrealized gain on investments	0.71
Total gain from investment operations	0.78

Less Distributions from:
Net investment income	(0.07)
Net asset value, end of period	$25.71

Total Return at Net Asset Value[3]	3.13%

Total Return at Market Value[3]	3.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,142
Average Net Assets (000’s) omitted	5,087
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	2.02%[4]
Portfolio turnover rate[5]	1.34%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

74     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Yield Factor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.13
Net realized and unrealized gain on investments	0.87
Total gain from investment operations	1.00

Less Distributions from:
Net investment income	(0.13)
Net asset value, end of period	$25.87

Total Return at Net Asset Value[3]	4.02%

Total Return at Market Value[3]	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$5,174
Average Net Assets (000’s) omitted	5,097
Ratio to average net assets of:
Expenses	0.19%[4]
Net investment income	3.65%[4]
Portfolio turnover rate[5]	0.37%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

75     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED
For a share outstanding throughout the period presented.

Oppenheimer Russell 1000® Dynamic Multifactor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.08
Net realized and unrealized gain on investments	1.02
Total gain from investment operations	1.10

Less Distributions from:
Net investment income	(0.08)
Net asset value, end of period	$26.02

Total Return at Net Asset Value[3]	4.43%

Total Return at Market Value[3]	4.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$13,012
Average Net Assets (000’s) omitted	12,801
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	2.31%[4]
Portfolio turnover rate[5]	1.23%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

76     OPPENHEIMER ETF TRUST

For a share outstanding throughout the period presented.

Oppenheimer Russell 2000® Dynamic Multifactor ETF	For the Period November 8, 2017[1] Through December 31, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.09
Net realized and unrealized gain on investments	0.72
Total gain from investment operations	0.81

Less Distributions from:
Net investment income	(0.09)
Net asset value, end of period	$25.72

Total Return at Net Asset Value[3]	3.24%

Total Return at Market Value[3]	3.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$12,861
Average Net Assets (000’s) omitted	12,857
Ratio to average net assets of:
Expenses	0.39%[4]
Net investment income	2.40%[4]
Portfolio turnover rate[5]	0.15%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5.Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

77     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF are diversified funds under the Act. Each Fund’s investment objective is to provide investment results that correspond, generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (Prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC.) (“OFI” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Trust’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies, currency holdings and other assets and liabilities are translated into U.S. dollars as of the 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “NYSE”) is open for trading. Amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the transaction date. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees (the “Board”).

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

78     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statements of Operations.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

     The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (REITs) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds may pay interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Funds.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

79     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Russell 1000® Momentum Factor ETF	$5,045,638	$157,021	$(61,310)	$95,711
Oppenheimer Russell 1000® Value Factor ETF	5,022,309	311,795	(52,855)	258,940
Oppenheimer Russell 1000® Low Volatility Factor ETF	4,992,168	215,280	(53,900)	161,380
Oppenheimer Russell 1000® Size Factor ETF	5,099,147	289,789	(79,088)	210,701
Oppenheimer Russell 1000® Quality Factor ETF	5,007,700	196,890	(55,493)	141,397
Oppenheimer Russell 1000® Yield Factor ETF	5,006,564	229,331	(55,583)	173,748
Oppenheimer Russell 1000® Dynamic Multifactor ETF	12,480,734	565,129	(54,970)	510,159
Oppenheimer Russell 2000® Dynamic Multifactor ETF	12,756,365	550,110	(192,533)	357,577

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

80     OPPENHEIMER ETF TRUST

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

    Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

81     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

3. Securities Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2017 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)		(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Preferred Stock	Common Stock	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$5,107,649	$—	$33,700	$—	$—	$—	$5,141,349
Oppenheimer Russell 1000® Value Factor ETF	5,252,279	—	28,970	—	—	—	5,281,249
Oppenheimer Russell 1000® Low Volatility Factor ETF	5,147,204	—	6,344	—	—	—	5,153,548
Oppenheimer Russell 1000® Size Factor ETF	5,202,106	—	107,742	—	—	—	5,309,848
Oppenheimer Russell 1000® Quality Factor ETF	5,128,922	—	20,175	—	—	—	5,149,097
Oppenheimer Russell 1000® Yield Factor ETF	5,163,516	—	16,796	—	—	—	5,180,312
Oppenheimer Russell 1000® Dynamic Multifactor ETF	12,968,612	—	22,281	—	—	—	12,990,893
Oppenheimer Russell 2000® Dynamic Multifactor ETF	12,833,760	—	280,182	—	—	—	13,113,942

At December 31, 2017, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period ended December 31, 2017, there were no transfers between levels.

82     OPPENHEIMER ETF TRUST

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at December 31, 2017 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2017, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

83     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending (Continued)

Remaining Contractual Maturity of the Agreements, as of December 31, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Russell 1000® Momentum Factor ETF
Money Market Mutual Fund	33,700	—	—	—	33,700
U.S. Government Securities	—	—	70	17,465	17,535
Total	33,700	—	70	17,465	51,235
Oppenheimer Russell 1000® Value Factor ETF
Money Market Mutual Fund	28,970	—	—	—	28,970
U.S. Government Securities	—	—	114	26,152	26,266
Total	28,970	—	114	26,152	55,236
Oppenheimer Russell 1000® Low Volatility Factor ETF
Money Market Mutual Fund	6,344	—	—	—	6,344
U.S. Government Securities	—	—	—	—	—
Total	6,344	—	—	—	6,344
Oppenheimer Russell 1000® Size Factor ETF
Money Market Mutual Fund	107,742	—	—	—	107,742
U.S. Government Securities	—	—	682	156,485	157,167
Total	107,742	—	682	156,485	264,909
Oppenheimer Russell 1000® Quality Factor ETF
Money Market Mutual Fund	20,175	—	—	—	20,175
U.S. Government Securities	—	—	92	21,106	21,198
Total	20,175	—	92	21,106	41,373
Oppenheimer Russell 1000® Yield Factor ETF
Money Market Mutual Fund	16,796	—	—	—	16,796
U.S. Government Securities	—	—	6	1,350	1,356
Total	16,796	—	6	1,350	18,152
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Money Market Mutual Fund	22,281	—	—	—	22,281
U.S. Government Securities	—	—	146	33,451	33,597
Total	22,281	—	146	33,451	55,878
Oppenheimer Russell 2000® Dynamic Multifactor ETF
Money Market Mutual Fund	280,182	—	—	—	280,182
U.S. Government Securities	—	—	1,265	290,051	291,316
Total	280,182	—	1,265	290,051	571,498

84     OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statements of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer Russell 1000® Momentum Factor ETF	$44,985	(27,450)	$(17,535)	$—	$—	$—	$—
Oppenheimer Russell 1000® Value Factor ETF	46,680	(20,414)	(26,266)	—	—	—	—
Oppenheimer Russell 1000® Low Volatility Factor ETF	—	—	—	—	—	—	—
Oppenheimer Russell 1000® Size Factor ETF	249,700	(92,533)	(157,167)	—	—	—	—
Oppenheimer Russell 1000® Quality Factor ETF	34,851	(13,653)	(21,198)	—	—	—	—
Oppenheimer Russell 1000® Yield Factor ETF	10,203	(8,847)	(1,356)	—	—	—	—
Oppenheimer Russell 1000® Dynamic Multifactor ETF	41,727	(8,130)	(33,597)
Oppenheimer Russell 2000® Dynamic Multifactor ETF	528,559	(237,243)	(291,316)	—	—	—	—

*The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may

85     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

5. Investments and Risks (Continued)

be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

     The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

86     OPPENHEIMER ETF TRUST

7. Shares of Beneficial Interest

As of December 31, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended December 31, 2017, were as follows:

Fund	Purchases	Sales
Oppenheimer Russell 1000® Momentum Factor ETF	$501,634	$927,729
Oppenheimer Russell 1000® Value Factor ETF	17,195	16,089
Oppenheimer Russell 1000® Low Volatility Factor ETF	58,388	48,765
Oppenheimer Russell 1000® Size Factor ETF	25,518	44,747
Oppenheimer Russell 1000® Quality Factor ETF	102,350	68,193
Oppenheimer Russell 1000® Yield Factor ETF	18,794	46,612
Oppenheimer Russell 1000® Dynamic Multifactor ETF	307,685	157,324
Oppenheimer Russell 2000® Dynamic Multifactor ETF	18,726	69,716

87     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

8. Purchases & Sales of Securities (Continued)

For the period ended December 31, 2017, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer Russell 1000® Momentum Factor ETF	$6,256,602	$854,825
Oppenheimer Russell 1000® Value Factor ETF	4,992,173	—
Oppenheimer Russell 1000® Low Volatility Factor ETF	4,975,480	—
Oppenheimer Russell 1000® Size Factor ETF	5,009,983	—
Oppenheimer Russell 1000® Quality Factor ETF	4,952,932	—
Oppenheimer Russell 1000® Yield Factor ETF	5,017,015	—
Oppenheimer Russell 1000® Dynamic Multifactor ETF	12,306,533	—
Oppenheimer Russell 2000® Dynamic Multifactor ETF	12,523,379	—

9. Fees and Other Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

The investment management fee is a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other extraordinary fees not incurred in the ordinary course of the Fund’s business.

Effective September 30, 2017, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer Russell 1000® Momentum Factor ETF	0.19%
Oppenheimer Russell 1000® Value Factor ETF	0.19%
Oppenheimer Russell 1000® Low Volatility Factor ETF	0.19%
Oppenheimer Russell 1000® Size Factor ETF	0.19%
Oppenheimer Russell 1000® Quality Factor ETF	0.19%
Oppenheimer Russell 1000® Yield Factor ETF	0.19%
Oppenheimer Russell 1000® Dynamic Multifactor ETF	0.29%
Oppenheimer Russell 2000® Dynamic Multifactor ETF	0.39%

88     OPPENHEIMER ETF TRUST

9. Fees and Other Transactions with Affiliates (Continued)

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OppenheimerFunds Distributor, Inc. (“OFDI”) acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustees’ Fees. The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., OFDI, and the Adviser.

Organization and Offering Costs. OFI directly assumed all organization and initial offering costs of Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF.

89     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR
CERTAIN SERIES OF OPPENHEIMER ETF TRUST (THE “TRUST”)

     The Trust, on behalf of Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF (collectively, the “Single Factor ETFs”), Oppenheimer Russell 1000® Dynamic Multifactor ETF and Oppenheimer Russell 2000® Dynamic Multifactor ETF (collectively, the “Multifactor ETFs”) (the Single Factor ETFs and Multifactor ETFs are collectively referred to herein as the “New Funds”)), has entered into an investment advisory agreement (the “Advisory Agreement”) with OFI Advisors, LLC (formerly, VTL Associates, LLC) (the “Manager”). The Advisory Agreement was approved by the New Funds’ Board of Trustees (the “Board”), including a majority of the independent Trustees, at a meeting held on October 3, 2017. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. The Board requested and received such information, including information regarding the proposed services, fees, and expenses of each New Fund.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s proposed services, (ii) the proposed fees and projected expenses of each New Fund, including estimated and comparative fee and expense information, (iii) the estimated cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are expected to be realized as each New Fund grows and whether fee levels reflect these economies of scale for each New Fund’s investors, and (v) other benefits that are expected to accrue to the Manager from its relationship with the New Funds. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information provided at the October 3, 2017 and prior meetings about the nature, quality and extent of the services to be provided to each New Fund and information regarding the Manager’s key personnel who provide such services. The Board also considered that the Manager’s duties will include providing each New Fund with day-to-day general management and investment of each New Fund’s securities portfolio. The Manager will also be responsible for daily review of each New Fund’s creation and redemption baskets; daily monitoring of tracking errors and quarterly reporting to the Board; coordinating certain matters in connection with periodic rebalances and reconstitutions necessary to track each New Fund’s underlying indexes; and monitoring each New Fund’s securities lending program. The Board took into account that the Manager will be responsible for overseeing third-party service providers who render certain administrative services to each New Fund as well. Those services include supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for the New Funds; compiling and maintaining records with respect to the New Funds’ operations; preparing and filing reports required by the Securities and Exchange Commission; ensuring

90     OPPENHEIMER ETF TRUST

compliance with any applicable SEC exemptive orders; preparing periodic reports regarding the operations of the New Funds for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the New Funds’ shares. The Manager will also provide the New Funds with office space, facilities and equipment. The Board also took into account the risks assumed by the Manager in connection with launching, branding and maintaining the New Funds.

   The Board considered the quality of the services to be provided and the quality of the Manager’s resources that will be available to the New Funds. In evaluating the Manager, the Board considered the history, reputation, qualifications and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global”) (OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board further considered the Manager’s and OFI’s collective experience successfully launching, branding, maintaining and advising other ETFs. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Frank Vallario and Sean P. Reichert, the Manager’s planned portfolio managers for the Single Factor ETFs and the Multifactor ETFs, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of other funds advised by the Manager or OFI. The Board considered information regarding the quality of services to be provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds advised by the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the New Funds should benefit from the services to be provided under the Advisory Agreement.

Investment Performance. Because the New Funds have no operating history, the Board was unable to consider their performance.

Costs of Services to be Provided by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses to be borne by the New Funds. The Manager provided comparative data in regard to the proposed fees and expenses of the New Funds based on a subset of other funds believed to be in the same category as the New Funds. Based on this information, the Board considered that:

•	The Single Factor ETFs’ contractual management fees and total expense ratios are expected to be on the lower end of the spectrum as compared to the ETFs’ key competitors, and they are expected to be four basis points lower than the average management fees and total expense ratios of the ETFs’ key competitors.

91     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR
CERTAIN SERIES OF OPPENHEIMER ETF TRUST (THE “TRUST”) CONTINUED

•	The Multifactor ETFs’ contractual management fees and total expense ratios are expected to be higher than the selected peer group average and median because each ETF utilizes a dynamic approach as compared to a static approach utilized by all but one peer group competitor.

Economies of Scale to be Realized by the Manager. The Board considered information regarding the Manager’s anticipated costs in serving as the New Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the New Funds. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the New Funds. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the New Funds.

Other Benefits to the Manager. In evaluating other benefits that are expected to accrue to the Manager from its relationship with the New Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, will be each New Fund’s Distributor. The Board reviewed and approved the distribution agreement for each New Fund, which sets forth the anticipated services to be provided by the Distributor. The Board also considered information that was provided regarding the direct and indirect benefits the Manager is expected to receive as a result of its relationship with the New Funds.

Conclusions. The Board, including the Independent Trustees, considered the data provided by the Manager and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the reasonableness of the proposed investment advisory fees. They concluded that each New Fund’s proposed investment advisory fee is reasonable in light of the services to be provided to each New Fund.

     The Board considered the Advisory Agreement in light of all the surrounding circumstances. It also considered that the Manager and its affiliates have been the investment advisers for other Oppenheimer funds and that it has found the performance of the Manager to be satisfactory.

     The Board, including the Independent Trustees, concluded that the Board should approve the Advisory Agreement. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Advisory Agreement, including the management fees, in light of all the surrounding circumstances.

92     OPPENHEIMER ETF TRUST

DISTRIBUTION SOURCES Unaudited

     The table below details, on a per-share basis, the percentage of the ETFs’ total distribution payment amounts that were derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in an ETF is paid back to you. A return of capital distribution does not necessarily reflect an ETF’s investment performance and should not be confused with “yield” or “income.” This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. The relative amount of an ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund and scroll down to ’Analytics’. The Fund’s latest distribution information will be shown, as well as the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Russell 1000® Dynamic Multifactor ETF	12/29/17	12/28/17	1/2/2018	98.7%	0.0%	1.3%
Oppenheimer Russell 2000® Dynamic Multifactor ETF	12/29/17	12/28/17	1/2/2018	96.4%	0.0%	3.6%
Oppenheimer Russell 1000® Momentum Factor ETF	12/29/17	12/28/17	1/2/2018	98.8%	0.0%	1.2%
Oppenheimer Russell 1000® Value Factor ETF	12/29/17	12/28/17	1/2/2018	98.2%	0.0%	1.8%
Oppenheimer Russell 1000® Low Volatility Factor ETF	12/29/17	12/28/17	1/2/2018	98.4%	0.0%	1.6%
Oppenheimer Russell 1000® Size Factor ETF	12/29/17	12/28/17	1/2/2018	95.8%	0.0%	4.2%
Oppenheimer Russell 1000® Quality Factor ETF	12/29/17	12/28/17	1/2/2018	98.7%	0.0%	1.3%
Oppenheimer Russell 1000® Yield Factor ETF	12/29/17	12/28/17	1/2/2018	98.1%	0.0%	1.9%

93     OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

94     OPPENHEIMER ETF TRUST

OPPENHEIMER ETF TRUST

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Frank Vallario, Vice President
Sean P. Reichert, Vice President
Sharon French, Vice President
Alex Depetris, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Stephanie Bullington, Treasurer and Principal Financial & Accounting Officer

Investment Adviser	OFI Advisors, LLC

Distributor	OppenheimerFunds Distributor, Inc.

Administrator, Custodian and Transfer Agent	The Bank of New York Mellon

Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

Legal Counsel	Ropes & Gray LLP

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

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225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.013.1217         December 31, 2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	2/16/2018

By (Signature and Title)*	/s/ Stephanie Bullington
Stephanie Bullington
Principal Financial Officer

Date	2/16/2018

* Print the name and title of each signing officer under his or her signature.